UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05954
The Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
The Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2014

Item 1:	Report(s) to Shareholders.

Annual report dated December 31, 2014, enclosed.

Schwab Retirement Advantage Money Fund ®
Schwab Investor Money Fund ®

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This wrapper is not part of the shareholder report.

Schwab Retirement Advantage Money Fund ®
Schwab Investor Money Fund ®

Annual Report
December 31, 2014

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the 12-month reporting period ended December 31, 2014, yields on taxable money market securities remained at extremely low levels due to the Federal Reserve’s efforts to keep short-term interest rates near zero percent.

Dear Shareholder,

I’d like to thank you for trusting us to help you meet your investment goals, and for reading this annual report regarding the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund. These funds are designed to offer stability of capital, liquidity, and income, and are meant to help serve as part of the foundation of an investor’s portfolio.

For the 12-month reporting period ended December 31, 2014, yields on taxable money market securities remained at extremely low levels due to the Federal Reserve’s efforts to keep short-term interest rates near zero percent. Overseas, the European Central Bank, the Bank of Japan, and many other central banks also remained focused on keeping interest rates low while attempting to stimulate their stalled economies.

In related industry matters, the Securities and Exchange Commission released final guidance regarding the rules that govern money market funds in July 2014. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. Investors will also benefit from enhanced disclosures and increased protections from these changes.

For more information about these developments, please visit the “Insights” section of www.csimfunds.com, where you’ll find links under the heading, “Money Fund Reform FAQ.” In addition, we are excited to announce the launch of Schwab Government Money Fund Purchased Shares, which you can learn about by visiting our website or by contacting us at 1-800-435-4000. For information about the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund, please continue reading this report.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges, and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing.

2 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 3

Schwab Retirement Advantage Money Fund®

The Schwab Retirement Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. For the 12-month reporting period ended December 31, 2014, the U.S. economy rebounded, with many economic measures showing signs of improvement. Outside the U.S., however, many economies faltered during the reporting period, contributing to an uncertain global economic outlook and an appreciation of the U.S. dollar versus international currencies. The Fed kept short-term interest rates at or near record lows and in October, concluded measured efforts to hold down long-term interest rates. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 31, 2016.

Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities.

Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. As rates and rate expectations remained low, the weighted average maturity of the fund in general remained extended. With the euro zone generally stable, and support from the European Central Bank for the region’s banking system continuing, the fund continued to selectively invest in securities from European countries such as France, the Netherlands, Switzerland, Sweden, and the United Kingdom. The fund’s investment adviser continues to monitor exposure to Europe broadly, as growth remains weak, inflation remains low, and political risks are heightened. As noted above, the fund continued to waive certain fees and expenses in order to maintain a 0.01% yield. Additionally, money market reform final guidance was released in July 2014 and continues to be closely monitored by the investment adviser.

As of 12/31/14:

 Portfolio Composition By Maturity2

% of investments

1-7 Days	36.4%
8-30 Days	22.2%
31-60 Days	8.4%
61-90 Days	9.3%
91-180 Days	22.6%
More than 180 Days	1.1%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	48 Days
Credit Quality Of Holdings[4] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	11.1%
Financial Company	8.1%
Other	1.4%
Certificate Of Deposit	41.1%
Government Agency Debt	2.2%
Treasury Debt	1.1%
Other Instrument	5.7%
Variable Rate Demand Note	0.9%
Other Note	5.4%
Repurchase Agreement
Government Agency	17.4%
Treasury	1.7%
Other	3.9%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Retirement Advantage Money Fund®

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Retirement Advantage Money Fund®

Ticker Symbol	SWIXX
Minimum Initial Investment[1]	$25,000

Seven-Day Yield[2]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.15%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.24% to the seven-day yield.

Schwab Retirement Advantage Money Fund® 5

Schwab Investor Money Fund®

The Schwab Investor Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. For the 12-month reporting period ended December 31, 2014, the U.S. economy rebounded, with many economic measures showing signs of improvement. Outside the U.S., however, many economies faltered during the reporting period, contributing to an uncertain global economic outlook and an appreciation of the U.S. dollar versus international currencies. The Fed kept short-term interest rates at or near record lows and in October, concluded measured efforts to hold down long-term interest rates. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 31, 2016.

Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities.

Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. As rates and rate expectations remained low, the weighted average maturity of the fund in general remained extended. With the euro zone generally stable, and support from the European Central Bank for the region’s banking system continuing, the fund continued to selectively invest in securities from European countries such as France, the Netherlands, Switzerland, Sweden, and the United Kingdom. The fund’s investment adviser continues to monitor exposure to Europe broadly, as growth remains weak, inflation remains low, and political risks are heightened. As noted above, the fund continued to waive certain fees and expenses in order to maintain a 0.01% yield. Additionally, money market reform final guidance was released in July 2014 and continues to be closely monitored by the investment adviser.

As of 12/31/14:
 Portfolio Composition By Maturity2

% of investments

1-7 Days	35.0%
8-30 Days	21.9%
31-60 Days	9.9%
61-90 Days	10.4%
91-180 Days	20.7%
More than 180 Days	2.1%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	49 Days
Credit Quality Of Holdings[4] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	11.2%
Financial Company	9.2%
Other	2.0%
Certificate Of Deposit	40.1%
Government Agency Debt	1.9%
Treasury Debt	2.4%
Other Instrument	6.1%
Variable Rate Demand Note	0.5%
Other Note	2.9%
Repurchase Agreement
Government Agency	18.5%
Treasury	1.4%
Other	3.8%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

6 Schwab Investor Money Fund®

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Investor Money Fund®

Ticker Symbol	SWRXX
Minimum Initial Investment[1]	$1 Retirement Plan Participants $2,500 Other Investors

Seven-Day Yield[2]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.03%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.38% to the seven-day yield.

Schwab Investor Money Fund® 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2014 and held through December 31, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/14	at 12/31/14	7/1/14–12/31/14

Schwab Retirement Advantage Money Fund®
Actual Return	0.21%	$1,000.00	$1,000.10	$1.06
Hypothetical 5% Return	0.21%	$1,000.00	$1,024.14	$1.07

Schwab Investor Money Fund®
Actual Return	0.21%	$1,000.00	$1,000.10	$1.06
Hypothetical 5% Return	0.21%	$1,000.00	$1,024.14	$1.07

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

8 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Schwab Retirement Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1,2]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.01		0.01

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[3]	0.24	[3]	0.27	[3]	0.25	[3]	0.34	[3]
Gross operating expenses	0.61		0.61		0.61		0.60		0.60
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	741		784		806		846		873

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)

See financial notes 9

 Schwab Retirement Advantage Money Fund

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

58.4%	Fixed-Rate Obligations	432,898,244	432,898,244
18.3%	Variable-Rate Obligations	136,001,135	136,001,135
23.0%	Repurchase Agreements	170,282,163	170,282,163

99.7%	Total Investments	739,181,542	739,181,542
0.3%	Other Assets and Liabilities, Net		1,898,273

100.0%	Net Assets		741,079,815

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 58.4% of net assets

Asset Backed Commercial Paper 11.0%
Bennington Stark Capital Co, LLC	a,b,c	0.28%		03/16/15	1,000,000	999,424

CAFCO, LLC	a,b,c	0.25%		02/19/15	2,000,000	1,999,319
	a,b,c	0.25%		03/09/15	1,000,000	999,535
	a,b,c	0.25%		03/17/15	4,000,000	3,997,916
	a,b,c	0.25%		06/04/15	5,000,000	4,994,653

Cancara Asset Securitisation, LLC	a,b,c	0.21%		02/26/15	2,000,000	1,999,347

Chariot Funding, LLC	a,b,c	0.29%		07/01/15	3,000,000	2,995,626

Charta, LLC	a,b,c	0.25%		02/25/15	4,000,000	3,998,472
	a,b,c	0.25%		05/11/15	2,000,000	1,998,194

Ciesco, LLC	a,b,c	0.25%		05/04/15	2,000,000	1,998,292

Collateralized Commercial Paper Co, LLC	a,b	0.38%		06/08/15	3,000,000	2,994,997

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/10/15	3,000,000	2,994,667

CRC Funding, LLC	a,b,c	0.25%		03/25/15	5,000,000	4,997,118
	a,b,c	0.25%		05/04/15	4,000,000	3,996,583

Crown Point Capital Co, LLC	a,b,c	0.23%		01/13/15	4,000,000	3,999,693
	a,b,c	0.26%		02/02/15	1,000,000	999,769

Govco, LLC	a,b,c	0.18%		01/15/15	4,000,000	3,999,720

Jupiter Securitization Corp	a,b,c	0.25%		06/09/15	3,000,000	2,996,687
	a,b,c	0.29%		06/17/15	2,000,000	1,997,309
	a,b,c	0.29%		07/01/15	5,000,000	4,992,710

Old Line Funding, LLC	a,b,c	0.22%		04/27/15	2,000,000	1,998,582
	a,b,c	0.22%		05/01/15	1,000,000	999,267

10 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Ridgefield Funding Co, LLC	a,b,c	0.26%		03/02/15	4,000,000	3,998,267
	a,b,c	0.35%		06/02/15	1,000,000	998,522

Sheffield Receivables Corp	a,b,c	0.25%		02/17/15	3,000,000	2,999,021
	a,b,c	0.25%		02/18/15	1,000,000	999,667
	a,b,c	0.25%		03/12/15	2,000,000	1,999,028
	a,b,c	0.27%		04/17/15	3,000,000	2,997,615

Thunder Bay Funding, LLC	a,b,c	0.22%		01/20/15	3,000,000	2,999,652
	a,b,c	0.22%		04/15/15	2,000,000	1,998,729

						81,938,381

Financial Company Commercial Paper 7.1%
Barclays US Funding Corp	a	0.35%		04/27/15	4,000,000	3,995,489

BPCE SA	c	0.24%		01/05/15	2,000,000	1,999,947

General Electric Capital Corp		0.22%		04/14/15	5,000,000	4,996,853
		0.22%		04/16/15	3,000,000	2,998,075
		0.22%		05/28/15	10,000,000	9,991,017
		0.25%		06/24/15	2,000,000	1,997,583

ING (U.S.) Funding, LLC	a	0.27%		04/06/15	6,000,000	5,995,725

Macquarie Bank, Ltd		0.26%		03/13/15	5,000,000	4,997,436

Natixis SA		0.10%		01/06/15	7,000,000	6,999,903

Oversea-Chinese Banking Corp, Ltd		0.24%		06/01/15	1,000,000	998,993

Skandinaviska Enskilda Banken AB		0.25%		01/21/15	3,000,000	2,999,583

Swedbank AB		0.24%		04/17/15	1,000,000	999,308

United Overseas Bank, Ltd		0.25%		03/04/15	4,000,000	3,998,278

						52,968,190

Other Commercial Paper 1.2%
Toyota Motor Credit Corp		0.22%		05/01/15	1,000,000	999,267
		0.23%		05/13/15	3,000,000	2,997,470
		0.23%		05/14/15	5,000,000	4,995,751

						8,992,488

Certificates of Deposit 28.5%
Abbey National Treasury Services PLC	a	0.25%		02/11/15	2,000,000	2,000,000
	a	0.25%		02/19/15	1,000,000	1,000,000

Bank of Montreal		0.12%		01/02/15	6,000,000	6,000,000
		0.20%		01/12/15	4,000,000	4,000,000
		0.17%		01/21/15	5,000,000	5,000,000
		0.22%		04/09/15	3,000,000	3,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.13%		01/02/15	3,000,000	3,000,000
		0.30%		03/02/15	1,000,000	1,000,000
		0.29%		04/06/15	5,000,000	5,000,000
		0.30%		04/06/15	3,000,000	3,000,000

Barclays Bank PLC		0.30%		02/03/15	1,000,000	1,000,000
		0.30%		02/05/15	2,000,000	2,000,000
		0.30%		02/06/15	3,000,000	3,000,000
		0.30%		03/25/15	2,000,000	2,000,000

See financial notes 11

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

BNP Paribas		0.31%		06/01/15	2,000,000	2,000,000

Chase Bank USA, NA		0.38%		01/02/15	1,000,000	1,000,000

Citibank, NA		0.25%		03/20/15	4,000,000	4,000,000
		0.25%		03/27/15	1,000,000	1,000,000
		0.25%		05/04/15	7,000,000	7,000,000

Credit Agricole Corporate and Investment Bank		0.22%		02/02/15	1,000,000	1,000,000

Credit Suisse AG		0.25%		02/19/15	2,000,000	2,000,000
		0.33%		03/26/15	3,000,000	3,000,000
		0.33%		06/10/15	4,000,000	4,000,000
		0.33%		06/18/15	2,000,000	2,000,000

HSBC Bank USA		0.24%		04/22/15	3,000,000	3,000,000

ING Bank NV		0.30%		04/24/15	2,000,000	2,000,000
		0.30%		05/12/15	4,000,000	4,000,000
		0.30%		05/18/15	1,000,000	1,000,000
		0.30%		05/21/15	1,000,000	1,000,000

Lloyds Bank PLC		0.48%		03/12/15	3,000,000	3,000,000

Mitsubishi UFJ Trust & Banking Corp		0.26%		02/23/15	7,000,000	7,000,000
		0.25%		04/09/15	1,000,000	1,000,000
		0.25%		04/21/15	1,000,000	1,000,000
		0.25%		04/23/15	2,000,000	2,000,000
		0.25%		05/13/15	2,000,000	2,000,000
		0.26%		06/02/15	1,000,000	1,000,000
		0.28%		06/29/15	2,000,000	2,000,000

Mizuho Bank, Ltd		0.25%		02/25/15	2,000,000	2,000,000
		0.26%		06/16/15	2,000,000	2,000,000

Nordea Bank Finland PLC		0.22%		03/23/15	6,000,000	5,999,933
		0.24%		05/26/15	1,000,000	1,000,000

Oversea-Chinese Banking Corp, Ltd		0.23%		01/20/15	3,000,000	2,999,984

Rabobank Nederland		0.25%		03/24/15	10,000,000	10,000,000
		0.25%		04/01/15	2,000,000	2,000,000
		0.25%		06/11/15	7,000,000	7,000,000

Skandinaviska Enskilda Banken AB		0.25%		04/10/15	10,000,000	10,000,000

Societe Generale		0.22%		02/03/15	1,000,000	1,000,000

State Street Bank & Trust Company, NA		0.22%		01/21/15	6,000,000	6,000,000

Sumitomo Mitsui Banking Corp		0.25%		01/27/15	2,000,000	2,000,000
		0.25%		01/28/15	4,000,000	4,000,000
		0.25%		02/03/15	3,000,000	3,000,000
		0.37%		02/10/15	1,000,000	1,000,000
		0.30%		03/03/15	2,000,000	2,000,000
		0.25%		03/06/15	2,000,000	2,000,000
		0.25%		04/01/15	1,000,000	1,000,000
		0.25%		05/12/15	2,000,000	2,000,000
		0.25%		05/14/15	1,000,000	1,000,000
		0.26%		06/08/15	3,000,000	3,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.20%		01/05/15	1,000,000	1,000,000
		0.20%		01/14/15	6,000,000	6,000,000
		0.20%		01/27/15	1,000,000	1,000,000

12 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.26%		03/30/15	5,000,000	5,000,000

Swedbank AB		0.26%		06/01/15	2,000,000	2,000,000

Toronto-Dominion Bank		0.08%		01/06/15	11,000,000	11,000,000
		0.22%		01/23/15	5,000,000	5,000,000
		0.29%		06/16/15	4,000,000	4,000,000

UBS AG		0.23%		01/16/15	2,000,000	2,000,000
		0.25%		02/17/15	5,000,000	5,000,000

						210,999,917

Government Agency Debt 2.2%
Federal Home Loan Bank		0.09%		01/02/15	2,000,000	1,999,995
		0.09%		01/23/15	14,000,000	13,999,273

						15,999,268

Other Instruments 5.7%
Australia & New Zealand Banking Group, Ltd		0.12%		01/02/15	11,000,000	11,000,000

Canadian Imperial Bank of Commerce		0.04%		01/02/15	5,000,000	5,000,000

National Australia Bank, Ltd		0.05%		01/02/15	10,000,000	10,000,000

National Bank of Canada		0.09%		01/05/15	6,000,000	6,000,000

Svenska Handelsbanken AB		0.04%		01/02/15	10,000,000	10,000,000

						42,000,000

Other Notes 2.7%
Bank of America, NA		0.25%		01/05/15	3,000,000	3,000,000
		0.25%		01/09/15	1,000,000	1,000,000
		0.25%		01/26/15	5,000,000	5,000,000
		0.25%		04/17/15	1,000,000	1,000,000
		0.25%		04/22/15	6,000,000	6,000,000
		0.28%		06/18/15	4,000,000	4,000,000

						20,000,000

Total Fixed-Rate Obligations
(Cost $432,898,244)						432,898,244

Variable-Rate Obligations 18.3% of net assets

Financial Company Commercial Paper 0.9%
Westpac Banking Corp	c	0.24%	01/12/15	06/12/15	5,000,000	5,000,000
	c	0.25%	01/27/15	07/27/15	2,000,000	2,000,000

						7,000,000

Other Commercial Paper 0.1%
Toyota Motor Credit Corp	a	0.22%	01/20/15	02/10/15	1,000,000	1,000,000

Certificates of Deposit 12.6%
Abbey National Treasury Services PLC	a	0.31%	01/05/15	02/04/15	4,000,000	4,000,000

Bank of Nova Scotia		0.24%	01/28/15	04/28/15	5,000,000	5,000,000
		0.24%	01/26/15	05/26/15	4,000,000	4,000,000

See financial notes 13

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Commonwealth Bank of Australia		0.25%	01/26/15	02/25/15	2,000,000	2,000,000
		0.24%	01/20/15	06/19/15	12,000,000	12,000,000

JPMorgan Chase Bank, NA		0.31%	01/22/15	10/22/15	1,000,000	1,000,000
		0.30%	01/23/15	10/23/15	2,000,000	2,000,000
		0.31%	01/27/15	10/27/15	5,000,000	5,000,000
		0.30%	01/08/15	12/08/15	4,000,000	4,000,000

Rabobank Nederland		0.23%	01/20/15	04/20/15	2,000,000	2,000,000

Royal Bank of Canada		0.24%	01/05/15	03/04/15	4,000,000	4,000,000
		0.25%	01/05/15	09/04/15	5,000,000	5,000,000

State Street Bank & Trust Company, NA		0.23%	01/13/15	04/13/15	4,000,000	4,000,000

Toronto-Dominion Bank		0.23%	01/16/15	06/16/15	5,000,000	5,000,000
		0.24%	01/21/15	07/21/15	4,000,000	4,000,000

Wells Fargo Bank, NA		0.23%	01/07/15	04/07/15	2,000,000	2,000,000
		0.25%	01/20/15	05/20/15	5,000,000	5,000,000
		0.25%	01/08/15	08/10/15	7,000,000	7,000,000
		0.27%	01/21/15	11/23/15	10,000,000	10,000,000

Westpac Banking Corp		0.24%	01/12/15	05/11/15	6,000,000	6,000,000

						93,000,000

Variable Rate Demand Notes 0.9%
New York City IDA
IDRB (Allway Tools) Series 1997	a	0.41%		01/07/15	50,000	50,000

Palm Springs, CA
COP (Downtown Parking) Series 2002A	a	0.20%		01/07/15	6,915,000	6,915,000

						6,965,000

Treasury Debt 1.1%
United States Treasury Department		0.09%	01/02/15	01/31/16	5,000,000	4,999,205
		0.11%	01/02/15	07/31/16	3,000,000	3,000,000

						7,999,205

Other Notes 2.7%
Bank of America, NA		0.36%	01/05/15	03/05/15	2,000,000	2,000,000

Canadian Imperial Bank of Commerce		0.28%	01/12/15	09/04/15	6,000,000	6,000,000

Royal Bank of Canada		0.35%	01/05/15	01/04/16	5,000,000	5,000,000
	c	0.32%	01/07/15	01/07/16	7,000,000	7,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	36,930	36,930

						20,036,930

Total Variable-Rate Obligations
(Cost $136,001,135)						136,001,135

14 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 23.0% of net assets

Government Agency Repurchase Agreements* 17.4%
Bank of Nova Scotia
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $16,480,001, 2.00% - 5.39%, due 08/01/42 - 04/20/61)		0.10%		01/02/15	16,000,089	16,000,000

BNP Paribas Securities Corp
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $12,439,921, 0.48% - 4.00%, due 01/15/40 - 11/20/44)		0.06%		01/02/15	12,000,040	12,000,000

Goldman Sachs & Co
Issued 12/26/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $5,100,000, 2.34% - 10.50%, due 04/01/15 - 12/01/44)		0.07%		01/02/15	5,000,068	5,000,000
Issued 12/29/14, repurchase date 01/05/15 (Collateralized by U.S. Government Agency Securities valued at $16,320,000, 2.38% - 10.00%, due 09/01/16 - 12/01/44)		0.07%		01/05/15	16,000,218	16,000,000
Issued 12/31/14, repurchase date 01/07/15 (Collateralized by U.S. Government Agency Securities valued at $6,120,000, 2.00% - 10.00%, due 01/01/16 - 11/01/44)		0.08%		01/07/15	6,000,093	6,000,000

JP Morgan Securities, LLC
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $33,796,977, 0.63% - 3.50%, due 04/30/18 - 03/01/42)		0.10%		01/02/15	33,000,183	33,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 12/29/14, repurchase date 01/05/15 (Collateralized by U.S. Government Agency Securities valued at $37,080,000, 2.34% - 5.31%, due 07/20/60 - 11/20/64)		0.05%		01/05/15	36,000,350	36,000,000

Mizuho Securities USA, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $5,150,000, 0.51% - 3.00%, due 07/15/40 - 12/20/40)		0.08%		01/02/15	5,000,022	5,000,000

						129,000,000

Treasury Repurchase Agreements 1.7%
Barclays Capital, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $2,327,815, 0.88%, due 04/30/17)		0.05%		01/02/15	2,282,169	2,282,163

JP Morgan Securities, LLC
Issued 12/12/14, repurchase date 01/15/15 (Collateralized by U.S. Treasury Securities valued at $10,200,577, 0.63% - 2.63%, due 04/30/18 - 05/15/22)		0.09%		01/07/15	10,000,650	10,000,000

						12,282,163

Other Repurchase Agreements** 3.9%
BNP Paribas Securities Corp
Issued 12/02/14, repurchase date 02/09/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,449,959, 0.38% - 5.75%, due 01/30/21 - 06/25/37)		0.26%		01/07/15	3,000,780	3,000,000

See financial notes 15

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 11/19/14, repurchase date 02/17/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,000, 6.45% - 10.75%, due 10/15/17 - 08/01/20)		0.46%		01/07/15	3,001,878	3,000,000

Credit Suisse Securities (USA), LLC
Issued 10/21/14, repurchase date 02/03/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,452,199, 5.54%, due 09/15/39)	d	0.65%		02/03/15	3,005,688	3,000,000
Issued 10/27/14, repurchase date 02/09/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,302,735, 5.90%, due 09/15/39)	d	0.65%		02/09/15	2,003,792	2,000,000
Issued 10/28/14, repurchase date 02/10/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,302,735, 5.90%, due 09/15/39)	d	0.65%		02/10/15	2,003,792	2,000,000
Issued 11/04/14, repurchase date 02/17/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,304,853, 5.54% - 5.90%, due 09/15/39)	d	0.65%		02/17/15	2,003,792	2,000,000
Issued 11/13/14, repurchase date 02/25/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,153,990, 5.90%, due 09/15/39)	d	0.65%		02/25/15	1,001,878	1,000,000
Issued 12/18/14, repurchase date 04/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,153,990, 5.90%, due 09/15/39)	d	0.65%		04/02/15	1,001,896	1,000,000

JP Morgan Securities, LLC
Issued 12/04/14, repurchase date 06/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,526, 0.00% - 8.20%, due 05/26/16 - 06/25/58)	d	0.61%		03/31/15	1,001,983	1,000,000
Issued 12/17/14, repurchase date 06/15/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,819, 0.00% - 8.20%, due 05/15/18 - 06/25/58)	d	0.61%		03/31/15	3,005,287	3,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 11/07/14, repurchase date 02/06/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,200,001, 2.40% - 5.87%, due 02/13/32 - 09/25/57)	d	0.55%		02/04/15	8,010,878	8,000,000

						29,000,000

Total Repurchase Agreements
(Cost $170,282,163)						170,282,163

End of Investments.

16 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

At 12/31/14, the tax basis cost of the fund’s investments was $739,181,542.

a	Credit-enhanced security or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $94,943,331 or 12.8% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $23,036,930 or 3.1% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
COP —	Certificate of participation
ETF —	Exchange Traded Fund
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond

At December 31, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

See financial notes 17

 Schwab Retirement Advantage Money Fund

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments, at cost and value		$568,899,379
Repurchase agreements, at cost and value	+	170,282,163

Total investments, at cost and value (Note 2a)		739,181,542
Cash		27
Receivables:
Fund shares sold		2,853,817
Interest		219,643
Prepaid expenses	+	5,683

Total assets		742,260,712

Liabilities

Payables:
Shareholder service fees		30,809
Fund shares redeemed		1,118,665
Distributions to shareholders		31
Accrued expenses	+	31,392

Total liabilities		1,180,897

Net Assets

Total assets		742,260,712
Total liabilities	−	1,180,897

Net assets		$741,079,815

Net Assets by Source
Capital received from investors		741,061,414
Net investment income not yet distributed		18,401

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$741,079,815		741,077,966		$1.00

18 See financial notes

 Schwab Retirement Advantage Money Fund

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Interest		$1,630,020

Expenses

Investment adviser and administrator fees		2,609,380
Shareholder service fees		1,640,182
Portfolio accounting fees		100,571
Custodian fees		68,795
Registration fees		40,141
Independent trustees’ fees		28,363
Professional fees		28,000
Transfer agent fees		20,480
Shareholder reports		3,585
Interest expense		1
Other expenses	+	11,041

Total expenses		4,550,539
Expense reduction by CSIM and its affiliates	−	2,995,073

Net expenses	−	1,555,466

Net investment income		74,554

Realized Gains (Losses)

Net realized gains on investments		250

Increase in net assets resulting from operations		$74,804

See financial notes 19

 Schwab Retirement Advantage Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$74,554	$77,909
Net realized gains	+	250	219

Increase in net assets from operations		74,804	78,128

Distributions to Shareholders

Distributions from net investment income		(74,554)	(77,909)

Transactions in Fund Shares*

Shares sold		495,589,321	653,234,340
Shares reinvested		74,188	77,639
Shares redeemed	+	(538,396,135)	(675,664,446)

Net transactions in fund shares		(42,732,626)	(22,352,467)

Net Assets

Beginning of period		783,812,191	806,164,439
Total decrease	+	(42,732,376)	(22,352,248)

End of period		$741,079,815	$783,812,191

Net investment income not yet distributed		$18,401	$17,514

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

20 See financial notes

Schwab Investor Money Fund®

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1,2]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.01		0.01

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[3]	0.25	[3]	0.27	[3]	0.25	[3]	0.34	[3]
Gross operating expenses	0.64		0.64		0.63		0.62		0.62
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	939		1,047		1,205		1,333		1,495

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)

See financial notes 21

 Schwab Investor Money Fund

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

60.5%	Fixed-Rate Obligations	568,035,402	568,035,402
15.3%	Variable-Rate Obligations	144,240,652	144,240,652
23.4%	Repurchase Agreements	219,744,031	219,744,031

99.2%	Total Investments	932,020,085	932,020,085
0.8%	Other Assets and Liabilities, Net		7,466,018

100.0%	Net Assets		939,486,103

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 60.5% of net assets

Asset Backed Commercial Paper 11.1%
CAFCO, LLC	a,b,c	0.25%		03/09/15	2,000,000	1,999,069

Cancara Asset Securitisation, LLC	a,b,c	0.21%		02/26/15	2,000,000	1,999,347
	a,b,c	0.27%		04/20/15	5,000,000	4,995,912

Chariot Funding, LLC	a,b,c	0.29%		07/01/15	8,000,000	7,988,336

Charta, LLC	a,b,c	0.25%		02/25/15	3,000,000	2,998,854
	a,b,c	0.25%		05/18/15	7,000,000	6,993,340
	a,b,c	0.25%		05/22/15	5,000,000	4,995,104

Collateralized Commercial Paper Co, LLC	a,b	0.28%		03/02/15	2,000,000	1,999,067
	a,b	0.39%		07/20/15	4,000,000	3,991,333

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/10/15	1,000,000	998,222
	b,c	0.40%		06/15/15	3,000,000	2,994,500

CRC Funding, LLC	a,b,c	0.25%		06/08/15	2,000,000	1,997,806

Crown Point Capital Co, LLC	a,b,c	0.23%		01/13/15	5,000,000	4,999,617

Jupiter Securitization Corp	a,b,c	0.29%		06/17/15	9,000,000	8,987,892
	a,b,c	0.29%		07/01/15	4,000,000	3,994,168

Lexington Parker Capital Co, LLC	a,b,c	0.26%		02/02/15	2,000,000	1,999,538

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.20%		01/22/15	3,000,000	2,999,650

Old Line Funding, LLC	a,b,c	0.22%		01/20/15	5,000,000	4,999,419
	a,b,c	0.22%		01/29/15	4,067,000	4,066,304
	a,b,c	0.22%		04/27/15	5,000,000	4,996,456

Ridgefield Funding Co, LLC	a,b,c	0.35%		06/02/15	5,000,000	4,992,611
	a,b,c	0.35%		06/18/15	1,000,000	998,367

22 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Sheffield Receivables Corp	a,b,c	0.25%		02/04/15	6,000,000	5,998,583
	a,b,c	0.26%		04/23/15	2,000,000	1,998,382

Thunder Bay Funding, LLC	a,b,c	0.23%		03/17/15	9,102,000	9,097,639

						104,079,516

Financial Company Commercial Paper 6.0%
Barclays US Funding Corp	a	0.35%		04/27/15	5,000,000	4,994,361

DNB Bank ASA		0.24%		04/08/15	2,000,000	1,998,707

General Electric Capital Corp		0.22%		02/12/15	7,000,000	6,998,203
		0.22%		04/14/15	9,000,000	8,994,335

JP Morgan Securities, LLC		0.33%		04/24/15	3,000,000	2,996,893

Macquarie Bank, Ltd		0.26%		03/13/15	6,000,000	5,996,923

Nationwide Building Society		0.21%		01/05/15	2,000,000	1,999,953

Natixis SA		0.10%		01/06/15	9,000,000	8,999,875

Skandinaviska Enskilda Banken AB		0.25%		01/21/15	2,000,000	1,999,722
		0.27%		03/17/15	2,000,000	1,998,896

State Street Corp		0.30%		06/17/15	2,000,000	1,997,217

Swedbank AB		0.25%		03/25/15	4,000,000	3,997,695

United Overseas Bank, Ltd		0.25%		03/03/15	2,000,000	1,999,153
		0.25%		03/04/15	1,000,000	999,569

						55,971,502

Other Commercial Paper 2.0%
Toyota Motor Credit Corp		0.22%		05/01/15	13,000,000	12,990,466
		0.23%		05/14/15	6,000,000	5,994,902

						18,985,368

Certificates of Deposit 30.9%
Abbey National Treasury Services PLC	a	0.25%		02/11/15	7,000,000	7,000,000

Bank of Montreal		0.20%		01/12/15	15,000,000	15,000,000
		0.22%		04/09/15	10,000,000	10,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.13%		01/02/15	3,000,000	3,000,000
		0.25%		03/03/15	7,000,000	7,000,000
		0.30%		03/03/15	5,000,000	5,000,000
		0.30%		04/06/15	3,000,000	3,000,000

Barclays Bank PLC		0.30%		02/04/15	7,000,000	7,000,000
		0.30%		02/05/15	4,000,000	4,000,000
		0.30%		02/06/15	1,000,000	1,000,000

BNP Paribas		0.26%		03/16/15	4,000,000	4,000,000
		0.30%		06/01/15	2,000,000	2,000,000

Canadian Imperial Bank of Commerce		0.25%		06/17/15	13,000,000	13,000,000

Chase Bank USA, NA		0.38%		01/02/15	4,000,000	4,000,000
		0.35%		01/26/15	1,000,000	1,000,000

See financial notes 23

 Schwab Investor Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Citibank, NA		0.25%		01/09/15	9,000,000	9,000,000
		0.25%		03/26/15	8,000,000	8,000,000
		0.25%		04/01/15	2,000,000	2,000,000

Credit Agricole Corporate and Investment Bank		0.28%		04/01/15	1,000,000	1,000,000

Credit Suisse AG		0.33%		03/13/15	6,000,000	6,000,000
		0.33%		03/16/15	4,000,000	4,000,000
		0.33%		06/10/15	1,000,000	1,000,000
		0.33%		06/18/15	7,000,000	7,000,000

HSBC Bank USA		0.25%		06/03/15	2,000,000	1,999,957

ING Bank NV		0.29%		04/01/15	7,000,000	7,000,000
		0.30%		04/24/15	1,000,000	1,000,000
		0.30%		05/12/15	6,000,000	6,000,000

Lloyds Bank PLC		0.48%		03/18/15	4,000,000	4,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		01/09/15	6,000,000	6,000,000
		0.26%		06/05/15	1,000,000	1,000,000
		0.28%		06/29/15	7,000,000	7,000,000
		0.30%		07/01/15	4,000,000	4,000,000

Mizuho Bank, Ltd		0.20%		02/09/15	3,000,000	3,000,000
		0.25%		02/13/15	7,000,000	7,000,000

Nordea Bank Finland PLC		0.24%		05/26/15	9,000,000	9,000,000

Oversea-Chinese Banking Corp, Ltd		0.23%		03/18/15	5,000,000	4,999,895

Skandinaviska Enskilda Banken AB		0.25%		04/10/15	10,000,000	10,000,000

State Street Bank & Trust Company, NA		0.22%		01/21/15	10,000,000	10,000,000

Sumitomo Mitsui Banking Corp		0.37%		02/06/15	6,000,000	6,000,000
		0.25%		02/20/15	4,000,000	4,000,000
		0.30%		03/02/15	1,000,000	1,000,000
		0.30%		03/03/15	4,000,000	4,000,000
		0.25%		03/06/15	5,000,000	5,000,000
		0.30%		03/12/15	1,000,000	1,000,000
		0.25%		03/24/15	2,000,000	2,000,000
		0.25%		04/10/15	2,000,000	2,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.20%		01/14/15	12,000,000	12,000,000
		0.20%		01/27/15	3,000,000	3,000,000
		0.26%		03/30/15	3,000,000	3,000,000

Toronto-Dominion Bank		0.08%		01/06/15	7,000,000	7,000,000
		0.20%		01/12/15	3,000,000	3,000,000
		0.24%		01/22/15	10,000,000	10,000,000
		0.22%		01/23/15	6,000,000	6,000,000
		0.29%		06/16/15	5,000,000	5,000,000

UBS AG		0.23%		01/16/15	3,000,000	3,000,000
		0.25%		02/18/15	7,000,000	7,000,000

						289,999,852

Government Agency Debt 1.9%
Federal Home Loan Bank		0.09%		01/02/15	2,000,000	1,999,995
		0.09%		01/23/15	16,000,000	15,999,169

						17,999,164

24 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Instruments 6.1%
Australia & New Zealand Banking Group, Ltd		0.12%		01/02/15	8,000,000	8,000,000
		0.12%		01/05/15	2,000,000	2,000,000

Canadian Imperial Bank of Commerce		0.04%		01/02/15	7,000,000	7,000,000

Citibank, NA		0.11%		01/06/15	7,000,000	7,000,000

National Australia Bank, Ltd		0.05%		01/02/15	10,000,000	10,000,000

National Bank of Canada		0.09%		01/05/15	8,000,000	8,000,000

Svenska Handelsbanken AB		0.04%		01/02/15	15,000,000	15,000,000

						57,000,000

Other Notes 2.5%
Bank of America, NA		0.25%		01/09/15	1,000,000	1,000,000
		0.25%		02/02/15	6,000,000	6,000,000
		0.24%		05/01/15	10,000,000	10,000,000
		0.25%		06/15/15	7,000,000	7,000,000

						24,000,000

Total Fixed-Rate Obligations
(Cost $568,035,402)						568,035,402

Variable-Rate Obligations 15.3% of net assets

Financial Company Commercial Paper 3.2%
Commonwealth Bank of Australia		0.24%	01/08/15	07/02/15	10,000,000	10,000,000

Westpac Banking Corp	c	0.24%	01/12/15	06/12/15	10,000,000	10,000,000
	c	0.25%	01/27/15	07/27/15	10,000,000	10,000,000

						30,000,000

Certificates of Deposit 8.9%
Abbey National Treasury Services PLC	a	0.31%	01/05/15	02/04/15	3,000,000	3,000,000

Bank of Nova Scotia		0.24%	01/28/15	04/28/15	5,000,000	5,000,000

Commonwealth Bank of Australia		0.23%		01/23/15	2,000,000	2,000,000
		0.24%	01/20/15	06/19/15	4,000,000	4,000,000

JPMorgan Chase Bank, NA		0.31%	01/22/15	10/22/15	3,000,000	3,000,000

Rabobank Nederland		0.23%	01/20/15	04/20/15	10,000,000	10,000,000
		0.23%	01/07/15	05/07/15	4,000,000	4,000,000
		0.23%	01/02/15	06/02/15	6,000,000	6,000,000

Royal Bank of Canada		0.24%	01/05/15	03/04/15	8,000,000	8,000,000

Toronto-Dominion Bank		0.23%	01/16/15	06/16/15	6,000,000	6,000,000

Wells Fargo Bank, NA		0.23%		01/09/15	7,000,000	7,000,000
		0.22%	01/02/15	05/01/15	3,000,000	3,000,000
		0.25%	01/20/15	05/20/15	11,000,000	11,000,000
		0.25%	01/08/15	08/10/15	1,000,000	1,000,000
		0.27%	01/21/15	11/23/15	6,000,000	6,000,000
		0.27%	01/26/15	11/25/15	5,000,000	5,000,000

						84,000,000

See financial notes 25

 Schwab Investor Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Treasury Debt 2.3%
United States Treasury Department		0.09%	01/02/15	01/31/16	7,000,000	6,999,216
		0.11%	01/02/15	07/31/16	5,000,000	5,000,000
		0.09%	01/02/15	10/31/16	10,000,000	9,993,365

						21,992,581

Variable Rate Demand Notes 0.6%
Blue Mountain Enterprises, LLC
Variable Rate Demand Bonds Series 2013	a	0.16%		01/07/15	1,980,000	1,980,000

Eagle Cnty
Housing Facilities RB (BC Housing) Series 1997B	a	0.21%		01/07/15	1,500,000	1,500,000

Labcon North America
Taxable Bonds Series 2010	a	0.18%		01/07/15	1,645,000	1,645,000

						5,125,000

Other Notes 0.3%
Bank of America, NA		0.36%	01/05/15	03/05/15	3,000,000	3,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	123,071	123,071

						3,123,071

Total Variable-Rate Obligations
(Cost $144,240,652)						144,240,652

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 23.4% of net assets

Government Agency Repurchase Agreements* 18.3%
Bank of Nova Scotia
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $20,600,001, 2.87% - 4.00%, due 05/01/41 - 12/01/44)		0.10%		01/02/15	20,000,111	20,000,000

BNP Paribas Securities Corp
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $16,800,000, 0.41% - 3.00%, due 10/15/34 - 01/25/44)		0.06%		01/02/15	16,000,053	16,000,000

Goldman Sachs & Co
Issued 12/29/14, repurchase date 01/05/15 (Collateralized by U.S. Government Agency Securities valued at $14,280,000, 2.00% - 9.00%, due 04/01/16 - 12/01/44)		0.07%		01/05/15	14,000,191	14,000,000

JP Morgan Securities, LLC
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $75,860,072, 1.75% - 5.13%, due 05/15/16 - 07/01/42)		0.10%		01/02/15	74,000,411	74,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 12/29/14, repurchase date 01/05/15 (Collateralized by U.S. Government Agency Securities valued at $47,380,000, 0.46% - 4.50%, due 07/16/37 - 10/20/64)		0.05%		01/05/15	46,000,447	46,000,000

26 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Mizuho Securities USA, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $2,060,001, 2.00%, due 07/15/40)		0.08%		01/02/15	2,000,009	2,000,000

						172,000,000

Treasury Repurchase Agreements 1.4%
Barclays Capital, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $758,972, 0.88%, due 04/30/17)		0.05%		01/02/15	744,033	744,031

JP Morgan Securities, LLC
Issued 12/12/14, repurchase date 01/15/15 (Collateralized by U.S. Treasury Securities valued at $12,240,648, 0.63%, due 04/30/18)		0.09%		01/07/15	12,000,780	12,000,000

						12,744,031

Other Repurchase Agreements** 3.7%
BNP Paribas Securities Corp
Issued 11/19/14, repurchase date 02/17/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,000, 6.45%, due 10/15/17)		0.46%		01/07/15	3,001,878	3,000,000

Credit Suisse Securities (USA), LLC
Issued 11/12/14, repurchase date 02/25/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,452,199, 5.54%, due 09/15/39)	d	0.65%		02/25/15	3,005,688	3,000,000
Issued 11/13/14, repurchase date 02/25/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,604,609, 5.54%, due 09/15/39)	d	0.65%		02/25/15	4,007,511	4,000,000
Issued 12/18/14, repurchase date 04/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,302,735, 5.90%, due 09/15/39)	d	0.65%		04/02/15	2,003,792	2,000,000

JP Morgan Securities, LLC
Issued 12/04/14, repurchase date 06/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,167,809, 0.00% - 8.20%, due 05/26/16 - 06/25/58)	d	0.61%		03/31/15	8,015,860	8,000,000
Issued 12/17/14, repurchase date 06/15/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,546, 0.00% - 8.20%, due 05/15/18 - 06/25/58)	d	0.61%		03/31/15	2,003,524	2,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 11/07/14, repurchase date 02/06/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $14,950,001, 2.40% - 3.66%, due 06/11/27 - 02/13/32)	d	0.55%		02/04/15	13,017,676	13,000,000

						35,000,000

Total Repurchase Agreements
(Cost $219,744,031)						219,744,031

End of Investments.

See financial notes 27

 Schwab Investor Money Fund

Portfolio Holdings continued

At 12/31/14, the tax basis cost of the fund’s investments was $932,020,085.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $118,089,116 or 12.6% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $32,123,071 or 3.4% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
RB —	Revenue bond

At December 31, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

28 See financial notes

 Schwab Investor Money Fund

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments, at cost and value		$712,276,054
Repurchase agreements, at cost and value	+	219,744,031

Total investments, at cost and value (Note 2a)		932,020,085
Receivables:
Fund shares sold		8,437,949
Interest		318,949
Prepaid expenses	+	7,780

Total assets		940,784,763

Liabilities

Payables:
Shareholder service fees		40,846
Fund shares redeemed		1,173,061
Distributions to shareholders		1,760
Accrued expenses	+	82,993

Total liabilities		1,298,660

Net Assets

Total assets		940,784,763
Total liabilities	−	1,298,660

Net assets		$939,486,103

Net Assets by Source
Capital received from investors		939,565,876
Net realized capital losses		(79,773)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$939,486,103		939,480,844		$1.00

See financial notes 29

 Schwab Investor Money Fund

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Interest		$2,264,093

Expenses

Investment adviser and administrator fees		3,550,867
Shareholder service fees		2,541,941
Portfolio accounting fees		106,319
Shareholder reports		105,083
Custodian fees		76,697
Registration fees		32,152
Independent trustees’ fees		29,179
Professional fees		28,694
Transfer agent fees		20,725
Interest expense		122
Other expenses	+	21,673

Total expenses		6,513,452
Expense reduction by CSIM and its affiliates	−	4,351,036

Net expenses	−	2,162,416

Net investment income		101,677

Realized Gains (Losses)

Net realized gains on investments		2,236

Increase in net assets resulting from operations		$103,913

30 See financial notes

 Schwab Investor Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$101,677	$113,241
Net realized gains	+	2,236	18

Increase in net assets from operations		103,913	113,259

Distributions to Shareholders

Distributions from net investment income		(101,677)	(113,241)

Transactions in Fund Shares*

Shares sold		538,047,041	672,022,999
Shares reinvested		85,769	95,895
Shares redeemed	+	(645,847,347)	(829,814,788)

Net transactions in fund shares		(107,714,537)	(157,695,894)

Net Assets

Beginning of period		1,047,198,404	1,204,894,280
Total decrease	+	(107,712,301)	(157,695,876)

End of period		$939,486,103	$1,047,198,404

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 31

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes

1. Business Structure of the Funds:

Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Cash Reserves	Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offer one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

32

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of December 31, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of December 31, 2014, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:

Schwab Retirement Advantage Money Fund	$170,282,163
Schwab Investor Money Fund	219,744,031

The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

 33

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

34

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

3. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The funds’ investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment

 35

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

3. Risk Factors (continued):

adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — an indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless

36

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Shareholder Service Fees

Schwab Retirement Advantage Money Fund	0.22%
Schwab Investor Money Fund	0.25%

Contractual Expense Limitations

CSIM and its affiliates have made an additional agreement with the Schwab Retirement Advantage Money Fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.49% through April 29, 2016.

In addition, effective January 1, 2014 through December 31, 2014, CSIM and its affiliates agreed to waive an additional amount of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund expenses equal to 0.035% of the funds’ average daily net assets.

During the period ended December 31, 2014, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:

	Total	Contractual Expense
	Waived Amount	Limitation Waived Amount

Schwab Retirement Advantange Money Fund	$2,995,073	$1,156,648
Schwab Investor Money Fund	4,351,036	376,596

The remainder of the total waived amounts not related to the contractual expense limitations are discussed below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the funds’ future yield. There were no prior year amounts recaptured. As of December 31, 2014, the balance of recoupable waivers is as follows:

	Expiration Date
	December 31, 2015	December 31, 2016	December 31, 2017	Total

Schwab Retirement Advantage Money Fund	$1,484,338	$1,643,686	$1,838,425	$4,966,449
Schwab Investor Money Fund	3,983,641	4,017,546	3,974,440	11,975,627

As of December 31, 2014, recoupable waivers expired as follows:

Schwab Retirement Advantage Money Fund	$1,817,734
Schwab Investor Money Fund	4,664,552

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay

 37

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

5. Board of Trustees (continued):

non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

As of December 31, 2014, the components of distributable earnings on a tax-basis were as follows:

	Schwab	Schwab
	Retirement Advantage	Investor
	Money Fund	Money Fund

Undistributed ordinary income	$18,401	$—

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Schwab	Schwab
	Retirement Advantage	Investor
Expiration Date	Money Fund	Money Fund

December 31, 2017	$—	$79,773

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the funds had no capital losses deferred and had capital loss carryforwards utilized as follows:

	Schwab	Schwab
	Retirement Advantage	Investor
	Money Fund	Money Fund

Capital losses utilized	$—	$2,236

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

	Schwab	Schwab
	Retirement Advantage	Investor
	Money Fund	Money Fund

Current period distributions
Ordinary income	$74,554	$101,677

Prior period distributions
Ordinary income	$77,909	$113,241

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

38

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

7. Federal Income Taxes (continued):

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2014, the funds made the following reclassifications:

	Schwab	Schwab
	Retirement Advantage	Investor
	Money Fund	Money Fund

Capital shares	($637)	$—
Undistributed net investment income	887	—
Net realized capital gains and losses	(250)	—

As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the funds did not incur any interest or penalties.

8. Recent Regulatory Development:

On July 23, 2014 the SEC passed new amendments to the rules governing money market funds. The new amendments have mandatory compliance dates, which are staggered over the next two years. Management is currently evaluating the impact of the new amendments and their impact to the funds’ future financial statements and related disclosures.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (two of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2015

40

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	74	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	74	Director, KLA-Tencor Corporation (2008 – present)

Charles A. Ruffel 1956 Trustee (Trustee of The Charles Schwab Family of Funds since 2015.)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

 41

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

42

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 43

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

44

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.csimfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 45

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

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Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

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•	to help us process transactions for your account;

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Safeguarding Your Information — Security Is a Partnership

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We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2014 Schwab Funds. All rights reserved.

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
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Annual report dated December 31, 2014, enclosed.

Schwab Advisor Cash Reserves ®

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Schwab Advisor Cash Reserves ®

Annual Report
December 31, 2014

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

For the 12-month reporting period ended December 31, 2014, yields on taxable money market securities remained at extremely low levels due to the Federal Reserve’s efforts to keep short-term interest rates near zero percent.

Dear Shareholder,

I’d like to thank you for trusting us to help you meet your investment goals, and for reading this annual report regarding Schwab Advisor Cash Reserves. This fund is designed to offer stability of capital, liquidity, and income, and is meant to help serve as part of the foundation of an investor’s portfolio.

For the 12-month reporting period ended December 31, 2014, yields on taxable money market securities remained at extremely low levels due to the Federal Reserve’s efforts to keep short-term interest rates near zero percent. Overseas, the European Central Bank, the Bank of Japan, and many other central banks also remained focused on keeping interest rates low while attempting to stimulate their stalled economies.

In related industry matters, the Securities and Exchange Commission released final guidance regarding the rules that govern money market funds in July 2014. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. Investors will also benefit from enhanced disclosures and increased protections from these changes.

For more information about these developments, please visit the “Insights” section of www.csimfunds.com, where you’ll find links under the heading, “Money Fund Reform FAQ.” In addition, we are excited to announce the launch of Schwab Government Money Fund Purchased Shares, which you can learn about by visiting our website or by contacting us at 1-800-435-4000. For information about Schwab Advisor Cash Reserves, please continue reading this report.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges, and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing.

2 Schwab Advisor Cash Reserves

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Advisor Cash Reserves 3

Schwab Advisor Cash Reserves®

Schwab Advisor Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. For the 12-month reporting period ended December 31, 2014, the U.S. economy rebounded, with many economic measures showing signs of improvement. Outside the U.S., however, many economies faltered during the reporting period, contributing to an uncertain global economic outlook and an appreciation of the U.S. dollar versus international currencies. The Fed kept short-term interest rates at or near record lows and in October, concluded measured efforts to hold down long-term interest rates. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 31, 2016.

Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities.

Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. As rates and rate expectations remained low, the weighted average maturity of the fund in general remained extended. With the euro zone generally stable, and support from the European Central Bank for the region’s banking system continuing, the fund continued to selectively invest in securities from European countries such as France, the Netherlands, Switzerland, Sweden, and the United Kingdom. The fund’s investment adviser continues to monitor exposure to Europe broadly, as growth remains weak, inflation remains low, and political risks are heightened. As noted above, the fund continued to waive certain fees and expenses in order to maintain a 0.01% yield. Additionally, money market reform final guidance was released in July 2014 and continues to be closely monitored by the investment adviser.

As of 12/31/14:

 Portfolio Composition By Maturity2

% of investments

1-7 Days	37.7%
8-30 Days	18.0%
31-60 Days	11.4%
61-90 Days	14.2%
91-180 Days	18.6%
More than 180 Days	0.1%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	44 Days
Credit Quality Of Holdings[4] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	8.3%
Financial Company	7.6%
Other	1.5%
Certificate Of Deposit	41.3%
Government Agency Debt	0.3%
Treasury Debt	1.1%
Other Instrument	6.2%
Variable Rate Demand Note	0.1%
Other Note	7.9%
Repurchase Agreement
Government Agency	2.6%
Treasury	19.2%
Other	3.9%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Advisor Cash Reserves®

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Advisor Cash Reserves®
	Sweep	Premier Sweep
	Shares	Shares

Ticker Symbol	SWQXX	SWZXX
Minimum Initial Investment	**	**

Seven-Day Yield[1]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.09%	-0.16%

Seven-Day Effective Yield[1]	0.01%	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Sweep Shares and Premier Sweep Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for each share class of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.41% and 0.34% to the seven-day yields of the Sweep Shares and Premier Sweep Shares, respectively.

Schwab Advisor Cash Reserves® 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2014 and held through December 31, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/14	at 12/31/14	7/1/14–12/31/14

Schwab Advisor Cash Reserves®
Sweep Shares
Actual Return	0.21%	$1,000.00	$1,000.10	$1.06
Hypothetical 5% Return	0.21%	$1,000.00	$1,024.14	$1.07
Premier Sweep Shares
Actual Return	0.21%	$1,000.00	$1,000.10	$1.06
Hypothetical 5% Return	0.21%	$1,000.00	$1,024.14	$1.07

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Advisor Cash Reserves

Schwab Advisor Cash Reserves®

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
Sweep Shares	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.01		0.01

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[3]	0.25	[3]	0.28	[3,4]	0.26	[3]	0.34	[3]
Gross operating expenses	0.72		0.72		0.72	[4]	0.73		0.73
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	6,027		6,134		6,207		6,035		5,617

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
Premier Sweep Shares	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total Return (%)	0.01		0.01		0.01		0.01		0.01

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[3]	0.25	[3]	0.28	[3,4]	0.26	[3]	0.34	[3]
Gross operating expenses	0.72		0.72		0.72	[4]	0.73		0.73
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	17,952		17,525		17,575		14,727		15,342

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4 The ratio of gross operating expenses would have been 0.73%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.

See financial notes 7

 Schwab Advisor Cash Reserves

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

56.1%	Fixed-Rate Obligations	13,446,438,924	13,446,438,924
18.2%	Variable-Rate Obligations	4,366,637,992	4,366,637,992
25.7%	Repurchase Agreements	6,159,304,796	6,159,304,796

100.0%	Total Investments	23,972,381,712	23,972,381,712
0.0%	Other Assets and Liabilities, Net		6,360,911

100.0%	Net Assets		23,978,742,623

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 56.1% of net assets

Asset Backed Commercial Paper 8.3%
Bennington Stark Capital Co, LLC	a,b,c	0.28%		03/02/15	35,000,000	34,983,667

CAFCO, LLC	a,b,c	0.25%		01/02/15	28,000,000	27,999,806
	a,b,c	0.25%		02/19/15	44,000,000	43,985,028
	a,b,c	0.25%		03/03/15	14,000,000	13,994,070
	a,b,c	0.25%		03/09/15	44,000,000	43,979,528

Cancara Asset Securitisation, LLC	a,b,c	0.25%		01/20/15	15,000,000	14,998,021
	a,b,c	0.25%		01/30/15	1,000,000	999,799
	a,b,c	0.25%		02/23/15	18,000,000	17,993,375
	a,b,c	0.26%		03/02/15	6,000,000	5,997,400
	a,b,c	0.27%		04/17/15	29,000,000	28,976,945

Cedar Springs Capital Co	a,b,c	0.30%		03/06/15	16,000,000	15,991,467

Charta, LLC	a,b,c	0.25%		02/17/15	57,000,000	56,981,396
	a,b,c	0.25%		02/18/15	20,000,000	19,993,333
	a,b,c	0.25%		02/25/15	50,000,000	49,980,903
	a,b,c	0.25%		03/25/15	20,000,000	19,988,472

Ciesco, LLC	a,b,c	0.25%		02/10/15	54,800,000	54,784,778
	a,b,c	0.25%		02/18/15	15,000,000	14,995,000
	a,b,c	0.25%		05/04/15	7,000,000	6,994,021

Collateralized Commercial Paper Co, LLC	a,b	0.28%		03/02/15	190,000,000	189,911,333
	a,b	0.30%		06/02/15	12,000,000	11,984,800

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/10/15	8,000,000	7,985,778
	b,c	0.33%		07/06/15	19,000,000	18,967,605

CRC Funding, LLC	a,b,c	0.25%		02/04/15	127,000,000	126,970,014
	a,b,c	0.25%		02/12/15	57,000,000	56,983,375
	a,b,c	0.25%		02/18/15	20,000,000	19,993,333
	a,b,c	0.25%		02/19/15	35,000,000	34,988,090

8 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.25%		03/25/15	25,000,000	24,985,590
	a,b,c	0.25%		05/04/15	56,000,000	55,952,167
	a,b,c	0.25%		06/08/15	23,000,000	22,974,764

Crown Point Capital Co, LLC	a,b,c	0.23%		01/06/15	39,000,000	38,998,754
	a,b,c	0.23%		01/13/15	29,000,000	28,997,777
	a,b,c	0.26%		02/02/15	14,000,000	13,996,764
	a,b,c	0.23%		02/17/15	76,000,000	75,977,179

Govco, LLC	a,b,c	0.19%		01/21/15	43,000,000	42,995,461

Jupiter Securitization Corp	a,b,c	0.29%		06/17/15	29,000,000	28,960,987

Lexington Parker Capital Co, LLC	a,b,c	0.26%		02/02/15	1,000,000	999,769

Old Line Funding, LLC	a,b,c	0.22%		01/29/15	15,000,000	14,997,433
	a,b,c	0.22%		02/02/15	50,000,000	49,990,222
	a,b,c	0.22%		04/17/15	15,000,000	14,990,283
	a,b,c	0.22%		04/27/15	14,109,000	14,098,998
	a,b,c	0.25%		06/02/15	50,000,000	49,947,222
	a,b,c	0.25%		06/04/15	56,000,000	55,940,111

Ridgefield Funding Co, LLC	a,b,c	0.26%		02/17/15	100,000,000	99,966,056
	a,b,c	0.26%		03/02/15	32,000,000	31,986,133
	a,b,c	0.31%		04/08/15	6,000,000	5,994,988
	a,b,c	0.35%		06/02/15	16,000,000	15,976,356
	a,b,c	0.35%		06/18/15	25,000,000	24,959,167

Sheffield Receivables Corp	a,b,c	0.22%		02/03/15	10,000,000	9,997,983
	a,b,c	0.22%		02/11/15	15,000,000	14,996,242
	a,b,c	0.25%		02/17/15	12,000,000	11,996,083
	a,b,c	0.25%		02/18/15	26,000,000	25,991,333
	a,b,c	0.25%		03/03/15	50,000,000	49,978,819
	a,b,c	0.25%		03/05/15	12,000,000	11,994,750
	a,b,c	0.24%		03/06/15	15,600,000	15,593,344
	a,b,c	0.25%		03/06/15	34,000,000	33,984,889
	a,b,c	0.25%		03/10/15	3,000,000	2,998,583
	a,b,c	0.25%		03/12/15	80,000,000	79,961,111
	a,b,c	0.25%		03/13/15	31,000,000	30,984,715
	a,b,c	0.26%		04/23/15	6,000,000	5,995,147

Thunder Bay Funding, LLC	a,b,c	0.22%		04/15/15	7,000,000	6,995,551
	a,b,c	0.22%		05/04/15	45,000,000	44,966,175

						2,001,522,243

Financial Company Commercial Paper 5.7%
Barclays US Funding Corp	a	0.30%		04/01/15	31,000,000	30,976,750
	a	0.35%		04/27/15	31,000,000	30,965,039

BPCE SA	c	0.24%		01/05/15	71,000,000	70,998,107

DNB Bank ASA		0.24%		04/08/15	109,000,000	108,929,513

General Electric Capital Corp		0.22%		04/14/15	46,000,000	45,971,046
		0.25%		06/26/15	125,000,000	124,847,222

JP Morgan Securities, LLC		0.33%		04/24/15	111,000,000	110,885,022

Lloyds Bank, PLC		0.27%		04/20/15	92,000,000	91,924,790

Macquarie Bank, Ltd		0.26%		03/17/15	170,000,000	169,907,917

Nationwide Building Society		0.20%		01/13/15	24,000,000	23,998,400

See financial notes 9

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.20%		01/15/15	180,000,000	179,986,000
		0.25%		04/02/15	21,000,000	20,986,729

Natixis SA		0.10%		01/06/15	100,000,000	99,998,611

Oversea-Chinese Banking Corp, Ltd		0.23%		04/20/15	25,000,000	24,982,969

PNC Bank, NA		0.32%		06/10/15	56,000,000	55,920,356

Skandinaviska Enskilda Banken AB		0.25%		01/21/15	23,000,000	22,996,806
		0.27%		03/17/15	19,000,000	18,989,510
		0.26%		04/16/15	5,000,000	4,996,281

State Street Corp		0.30%		06/17/15	6,000,000	5,991,650

Swedbank AB		0.24%		04/17/15	55,000,000	54,961,943

United Overseas Bank, Ltd		0.25%		03/03/15	3,000,000	2,998,729
		0.24%		04/07/15	54,000,000	53,965,440

						1,356,178,830

Other Commercial Paper 1.5%
Toyota Motor Credit Corp		0.24%		03/18/15	100,000,000	99,949,334
		0.22%		05/04/15	137,000,000	136,897,022
		0.23%		05/13/15	41,000,000	40,965,423
		0.23%		05/14/15	55,000,000	54,953,265
		0.23%		05/18/15	26,000,000	25,977,243

						358,742,287

Certificates of Deposit 31.6%
Abbey National Treasury Services PLC	a	0.25%		02/11/15	37,000,000	37,000,000
	a	0.25%		02/25/15	119,000,000	119,000,000

Bank of Montreal		0.12%		01/02/15	201,000,000	201,000,000
		0.21%		01/12/15	55,000,000	55,000,000
		0.17%		01/21/15	150,000,000	150,000,000
		0.23%		03/12/15	139,000,000	139,000,000
		0.22%		04/09/15	50,000,000	50,000,000

Bank of the West		0.22%		02/10/15	18,000,000	18,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.13%		01/02/15	22,000,000	22,000,000
		0.30%		03/02/15	140,000,000	140,000,000
		0.25%		03/03/15	102,000,000	102,000,000
		0.30%		03/03/15	88,000,000	88,000,000
		0.25%		03/10/15	40,000,000	40,000,000
		0.30%		03/11/15	9,000,000	9,000,000
		0.30%		04/06/15	102,000,000	102,000,000
		0.25%		05/07/15	74,000,000	74,000,000

Barclays Bank PLC		0.30%		02/03/15	99,000,000	99,000,000
		0.30%		02/04/15	54,000,000	54,000,000
		0.30%		02/05/15	52,000,000	52,000,000
		0.30%		02/06/15	20,000,000	20,000,000
		0.36%		04/17/15	104,000,000	104,000,000

BNP Paribas		0.26%		03/16/15	52,000,000	52,000,000
		0.30%		06/01/15	102,000,000	102,000,000
		0.31%		06/01/15	86,000,000	86,000,000

Citibank, NA		0.25%		01/09/15	15,000,000	15,000,000
		0.25%		02/09/15	67,000,000	67,000,000

10 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.25%		02/25/15	47,000,000	47,000,000
		0.25%		03/20/15	30,000,000	30,000,000
		0.25%		03/26/15	77,000,000	77,000,000
		0.25%		03/27/15	6,000,000	6,000,000
		0.25%		04/01/15	34,000,000	34,000,000
		0.25%		04/15/15	3,000,000	3,000,000
		0.25%		05/04/15	233,000,000	233,000,000

Credit Agricole Corporate and Investment Bank		0.22%		02/02/15	122,000,000	122,000,000
		0.28%		04/01/15	117,000,000	117,000,000

Credit Suisse AG		0.25%		02/19/15	79,000,000	79,000,000
		0.33%		03/09/15	155,000,000	155,000,000
		0.33%		03/13/15	7,000,000	7,000,000
		0.33%		03/16/15	34,000,000	34,000,000
		0.33%		03/26/15	30,000,000	30,000,000
		0.33%		06/18/15	32,000,000	32,000,000

HSBC Bank USA		0.24%		04/22/15	108,000,000	108,000,000
		0.25%		06/01/15	5,000,000	5,000,000

ING Bank NV		0.29%		04/01/15	159,000,000	159,000,000
		0.30%		04/24/15	72,000,000	72,000,000
		0.30%		05/11/15	177,000,000	177,000,000
		0.30%		05/12/15	40,000,000	40,000,000

JPMorgan Chase Bank, NA		0.38%		01/02/15	124,000,000	124,000,000

Lloyds Bank PLC		0.48%		03/12/15	61,000,000	61,000,000
		0.48%		03/18/15	27,000,000	27,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		01/06/15	46,000,000	46,000,000
		0.25%		01/13/15	5,000,000	5,000,000
		0.25%		01/20/15	2,000,000	2,000,000
		0.26%		02/05/15	5,000,000	5,000,000
		0.26%		02/06/15	8,000,000	8,000,000
		0.26%		02/23/15	14,000,000	14,000,000
		0.25%		03/04/15	1,000,000	1,000,000
		0.26%		04/02/15	24,000,000	24,000,000
		0.25%		04/21/15	18,000,000	18,000,000
		0.25%		05/06/15	12,000,000	12,000,000
		0.25%		05/13/15	26,000,000	26,000,000
		0.26%		06/02/15	74,000,000	74,000,000
		0.28%		06/29/15	140,000,000	140,000,000

Mizuho Bank, Ltd		0.25%		01/14/15	95,000,000	95,000,000
		0.25%		02/13/15	46,000,000	46,000,000
		0.25%		02/25/15	84,000,000	84,000,000
		0.21%		03/02/15	46,000,000	46,000,000
		0.26%		06/16/15	18,000,000	18,000,000
		0.30%		06/24/15	160,000,000	160,000,000

Natixis SA		0.22%		01/14/15	24,000,000	24,000,000
		0.25%		03/03/15	114,000,000	114,000,000

Nordea Bank Finland PLC		0.22%		03/23/15	214,000,000	213,997,595

Oversea-Chinese Banking Corp, Ltd		0.18%		01/05/15	35,000,000	35,000,000
		0.23%		01/20/15	27,000,000	26,999,858
		0.23%		03/18/15	61,000,000	60,998,714
		0.23%		05/19/15	22,000,000	22,000,000

Rabobank Nederland		0.23%		01/26/15	87,000,000	87,000,000
		0.25%		06/11/15	196,000,000	196,000,000

See financial notes 11

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Skandinaviska Enskilda Banken AB		0.24%		01/27/15	9,000,000	8,999,967
		0.25%		02/06/15	61,000,000	61,000,000

Societe Generale		0.22%		02/02/15	84,000,000	84,000,000
		0.23%		02/02/15	31,000,000	31,000,000
		0.22%		02/03/15	74,000,000	74,000,000

State Street Bank & Trust Company, NA		0.22%		01/21/15	40,000,000	40,000,000

Sumitomo Mitsui Banking Corp		0.12%		01/02/15	50,000,000	50,000,000
		0.25%		01/22/15	21,000,000	21,000,000
		0.25%		02/03/15	6,000,000	6,000,000
		0.37%		02/06/15	18,000,000	18,000,000
		0.37%		02/10/15	38,000,000	38,000,000
		0.25%		02/20/15	75,000,000	75,000,000
		0.25%		02/24/15	34,000,000	34,000,000
		0.30%		03/02/15	34,000,000	34,000,000
		0.30%		03/03/15	27,000,000	27,000,000
		0.25%		03/06/15	79,000,000	79,000,000
		0.30%		03/12/15	1,000,000	1,000,000
		0.25%		03/13/15	89,000,000	89,000,000
		0.25%		03/24/15	14,000,000	14,000,000
		0.25%		03/27/15	62,000,000	62,000,000
		0.25%		04/01/15	70,000,000	70,000,000
		0.25%		04/15/15	12,000,000	12,000,000
		0.26%		06/08/15	44,000,000	44,000,000
		0.30%		06/09/15	9,000,000	9,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.20%		01/12/15	50,000,000	50,000,000
		0.20%		01/14/15	166,000,000	166,000,000
		0.20%		01/21/15	40,000,000	40,000,000
		0.20%		01/30/15	4,000,000	4,000,000
		0.26%		03/30/15	44,000,000	44,000,000

Swedbank AB		0.26%		06/01/15	57,000,000	57,000,000

Toronto-Dominion Bank		0.09%		01/02/15	112,000,000	112,000,000
		0.08%		01/06/15	160,000,000	160,000,000
		0.20%		01/15/15	62,000,000	62,000,000
		0.24%		01/22/15	141,000,000	141,000,000
		0.22%		01/23/15	148,000,000	148,000,000

UBS AG		0.23%		01/16/15	52,000,000	52,000,000
		0.25%		02/17/15	30,000,000	30,000,000
		0.25%		04/02/15	3,000,000	3,000,000
		0.25%		04/07/15	144,000,000	144,000,000

						7,574,996,134

Government Agency Debt 0.3%
Federal Home Loan Bank		0.09%		01/02/15	60,000,000	59,999,850
		0.07%		01/28/15	8,000,000	7,999,580

						67,999,430

Other Instruments 6.2%
Australia & New Zealand Banking Group, Ltd		0.07%		01/02/15	90,000,000	90,000,000
		0.12%		01/02/15	50,000,000	50,000,000
		0.12%		01/05/15	110,000,000	110,000,000

Canadian Imperial Bank of Commerce		0.04%		01/02/15	155,000,000	155,000,000

Citibank, NA		0.11%		01/06/15	75,000,000	75,000,000

12 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

National Australia Bank, Ltd		0.05%		01/02/15	310,000,000	310,000,000

National Bank of Canada		0.09%		01/05/15	229,000,000	229,000,000

Svenska Handelsbanken AB		0.04%		01/02/15	475,000,000	475,000,000

						1,494,000,000

Other Notes 2.5%
Bank of America, NA		0.25%		01/09/15	48,000,000	48,000,000
		0.25%		01/26/15	36,000,000	36,000,000
		0.25%		02/17/15	160,000,000	160,000,000
		0.25%		04/22/15	26,000,000	26,000,000
		0.24%		05/01/15	15,000,000	15,000,000
		0.24%		05/05/15	12,000,000	12,000,000
		0.25%		06/04/15	70,000,000	70,000,000
		0.25%		06/15/15	24,000,000	24,000,000
		0.28%		06/18/15	202,000,000	202,000,000

						593,000,000

Total Fixed-Rate Obligations
(Cost $13,446,438,924)						13,446,438,924

Variable-Rate Obligations 18.2% of net assets

Financial Company Commercial Paper 2.0%
Commonwealth Bank of Australia	c	0.23%		01/09/15	47,000,000	47,000,000
	c	0.26%	01/29/15	10/29/15	90,000,000	89,993,270
	c	0.26%	01/20/15	11/19/15	84,000,000	83,996,201

Westpac Banking Corp	c	0.23%	01/20/15	02/19/15	30,000,000	30,000,000
	c	0.25%	01/27/15	07/27/15	75,000,000	75,000,000
	c	0.26%	01/16/15	11/16/15	145,000,000	145,000,000

						470,989,471

Certificates of Deposit 9.7%
Abbey National Treasury Services PLC	a	0.31%	01/05/15	02/04/15	70,000,000	70,000,000

Bank of Nova Scotia		0.24%	01/28/15	04/28/15	65,000,000	65,000,000
		0.23%	01/09/15	06/09/15	73,000,000	73,000,000

Commonwealth Bank of Australia		0.23%		01/23/15	100,000,000	100,000,000
		0.25%	01/26/15	02/25/15	107,000,000	107,000,000
		0.24%	01/05/15	03/04/15	50,000,000	50,000,000

JPMorgan Chase Bank, NA		0.31%	01/22/15	10/22/15	66,000,000	66,000,000
		0.30%	01/23/15	10/23/15	75,000,000	75,000,000
		0.30%	01/08/15	12/08/15	61,000,000	61,000,000

Rabobank Nederland		0.23%	01/07/15	05/07/15	36,000,000	36,000,000

Royal Bank of Canada		0.24%	01/05/15	03/04/15	125,000,000	125,000,000
		0.25%	01/05/15	09/04/15	25,000,000	25,000,000
		0.27%	01/12/15	12/10/15	124,000,000	124,000,000

State Street Bank & Trust Company, NA		0.23%	01/13/15	04/13/15	175,000,000	175,000,000

Toronto-Dominion Bank		0.23%	01/16/15	06/16/15	134,000,000	134,000,000
		0.23%	01/20/15	06/17/15	50,000,000	50,000,000
		0.24%	01/21/15	07/21/15	3,000,000	3,000,000
		0.25%	01/14/15	10/14/15	85,000,000	85,000,000

See financial notes 13

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.25%	01/20/15	10/19/15	64,000,000	64,000,000

Wells Fargo Bank, NA		0.23%		01/09/15	140,000,000	140,000,000
		0.22%	01/02/15	05/01/15	21,000,000	21,000,000
		0.25%	01/20/15	05/20/15	200,000,000	200,000,000
		0.24%	01/12/15	06/10/15	105,000,000	105,000,000
		0.25%	01/08/15	08/10/15	100,000,000	100,000,000

Westpac Banking Corp		0.24%	01/05/15	05/05/15	195,000,000	195,000,000
		0.25%	01/20/15	08/19/15	60,000,000	60,000,000
		0.26%	01/26/15	08/25/15	23,000,000	23,000,000

						2,332,000,000

Treasury Debt 1.0%
United States Treasury Department		0.09%	01/02/15	01/31/16	160,000,000	159,979,274
		0.11%	01/02/15	07/31/16	95,000,000	95,000,000

						254,979,274

Variable Rate Demand Notes 0.1%
Breckenridge Terrace, LLC
Housing Facilities Revenue Notes Series 1999B	a	0.21%		01/07/15	1,000,000	1,000,000

Eagle Cnty
Housing Facilities RB (The Tarnes at BC) Series 1999B	a	0.21%		01/07/15	2,410,000	2,410,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.16%		01/07/15	2,355,000	2,355,000

Illinois Regional Transportation Auth
General Obligation Working Cash Notes Series 2014A1	a,c	0.11%		01/02/15	5,985,000	5,985,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		01/07/15	2,885,000	2,885,000

						14,635,000

Other Notes 5.4%
Bank of America, NA		0.36%	01/05/15	03/05/15	63,000,000	63,000,000

Canadian Imperial Bank of Commerce		0.28%	01/12/15	09/04/15	182,000,000	182,000,000

JP Morgan Chase & Co		0.68%	01/23/15	04/23/15	24,531,000	24,557,396

JPMorgan Chase Bank, NA		0.36%	03/09/15	11/06/15	200,000,000	200,103,000
		0.38%	01/20/15	01/15/16	90,000,000	90,000,000
		0.35%	01/22/15	01/22/16	30,000,000	30,000,000

Royal Bank of Canada		0.33%	01/02/15	12/31/15	125,000,000	125,000,000
		0.35%	01/05/15	01/04/16	137,000,000	137,000,000
	c	0.32%	01/07/15	01/07/16	60,000,000	60,000,000

Wells Fargo Bank, NA		0.33%	03/16/15	01/15/16	55,000,000	55,000,000
		0.39%	03/23/15	01/22/16	225,000,000	225,000,000

Westpac Banking Corp	c	0.53%	01/28/15	07/28/15	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,373,851	2,373,851

						1,294,034,247

Total Variable-Rate Obligations
(Cost $4,366,637,992)						4,366,637,992

14 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 25.7% of net assets

Government Agency Repurchase Agreements* 2.6%
Bank of Nova Scotia
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $48,410,001, 3.50%, due 11/01/42)		0.10%		01/02/15	47,000,261	47,000,000

BNP Paribas Securities Corp
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $149,350,001, 4.00%, due 05/20/42)		0.06%		01/02/15	145,000,483	145,000,000

Goldman Sachs & Co
Issued 12/26/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $153,000,000, 1.91% - 7.00%, due 02/01/19 - 12/01/44)		0.07%		01/02/15	150,002,042	150,000,000
Issued 12/31/14, repurchase date 01/07/15 (Collateralized by U.S. Government Agency Securities valued at $62,220,000, 2.00% - 7.00%, due 11/01/16 - 05/01/44)		0.08%		01/07/15	61,000,949	61,000,000

JP Morgan Securities, LLC
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $62,830,001, 3.00% - 3.50%, due 07/01/42 - 12/01/42)		0.10%		01/02/15	61,000,339	61,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $43,260,000, 0.41% - 5.31%, due 05/20/41 - 11/20/64)		0.08%		01/02/15	42,000,187	42,000,000
Issued 12/29/14, repurchase date 01/05/15 (Collateralized by U.S. Government Agency Securities valued at $70,040,000, 0.46% - 6.32%, due 02/20/39 - 11/20/64)		0.05%		01/05/15	68,000,661	68,000,000

Mizuho Securities USA, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $51,000,059, 0.50% - 4.63%, due 01/31/16 - 11/15/16)		0.08%		01/02/15	50,000,222	50,000,000

Morgan Stanley & Co. LLC
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $10,202,469, 2.25% - 3.25%, due 08/08/22 - 01/18/33)		0.08%		01/02/15	10,000,044	10,000,000

						634,000,000

Treasury Repurchase Agreements 19.2%
Barclays Capital, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $310,903, 0.88%, due 04/30/17)		0.05%		01/02/15	304,797	304,796

Federal Reserve Bank of New York
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $1,326,003,769, 4.75%, due 02/15/41)		0.05%		01/02/15	1,326,003,683	1,326,000,000
Issued 12/15/14, repurchase date 01/05/15 (Collateralized by U.S. Treasury Securities valued at $803,354,062, 1.38% - 4.63%, due 09/30/18 - 02/15/40)		0.07%		01/05/15	791,032,299	791,000,000
Issued 12/29/14, repurchase date 01/05/15 (Collateralized by U.S. Treasury Securities valued at $1,620,319,001, 3.63%, due 02/15/20)		0.10%		01/05/15	1,615,031,403	1,615,000,000

See financial notes 15

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 12/22/14, repurchase date 01/05/15 (Collateralized by U.S. Treasury Securities valued at $573,490,617, 1.63% - 4.50%, due 08/15/22 - 05/15/38)		0.10%		01/05/15	565,021,972	565,000,000

JP Morgan Securities, LLC
Issued 12/12/14, repurchase date 01/15/15 (Collateralized by U.S. Treasury Securities valued at $171,368,148, 0.63% - 2.00%, due 04/30/18 - 10/31/20)		0.09%		01/07/15	168,010,920	168,000,000
Issued 12/12/14, repurchase date 01/22/15 (Collateralized by U.S. Treasury Securities valued at $132,606,337, 0.63% - 2.00%, due 04/30/18 - 10/31/20)		0.09%		01/07/15	130,008,450	130,000,000

						4,595,304,796

Other Repurchase Agreements** 3.9%
BNP Paribas Securities Corp
Issued 12/02/14, repurchase date 02/09/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $50,576,318, 0.33% - 6.50%, due 03/06/17 - 09/25/46)		0.26%		01/07/15	44,011,440	44,000,000
Issued 11/19/14, repurchase date 02/17/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $46,000,000, 3.16% - 6.75%, due 06/01/21 - 03/15/25)		0.46%		01/07/15	40,025,044	40,000,000

Credit Suisse Securities (USA), LLC
Issued 10/21/14, repurchase date 02/03/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $56,350,243, 0.37% - 5.75%, due 05/25/35 - 05/25/47)	d	0.65%		02/03/15	49,092,896	49,000,000
Issued 10/28/14, repurchase date 02/10/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $46,002,658, 2.48% - 6.25%, due 08/19/34 - 02/15/51)	d	0.65%		02/10/15	40,075,833	40,000,000
Issued 11/12/14, repurchase date 02/25/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,153,990, 5.90%, due 09/15/39)	d	0.65%		02/25/15	1,001,896	1,000,000
Issued 11/13/14, repurchase date 02/25/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $125,351,033, 0.24% - 5.97%, due 06/25/33 - 12/20/46)	d	0.65%		02/25/15	109,204,678	109,000,000
Issued 12/19/14, repurchase date 04/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $115,000,352, 0.30% - 5.60%, due 08/01/30 - 11/25/47)	d	0.65%		04/02/15	100,187,778	100,000,000
Issued 12/18/14, repurchase date 04/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $46,000,419, 2.19% - 6.22%, due 10/25/31 - 09/12/49)	d	0.65%		04/02/15	40,075,833	40,000,000
Issued 12/22/14, repurchase date 04/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,604,609, 5.54%, due 09/15/39)	d	0.65%		04/02/15	4,007,294	4,000,000
Issued 12/24/14, repurchase date 04/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,153,990, 5.90%, due 09/15/39)	d	0.65%		04/02/15	1,001,788	1,000,000

JP Morgan Securities, LLC
Issued 12/04/14, repurchase date 06/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $115,052,613, 1.25% - 8.88%, due 06/15/16 - 06/15/68)	d	0.61%		03/31/15	100,198,250	100,000,000

16 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 12/17/14, repurchase date 06/15/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $179,439,174, 0.45% - 8.88%, due 07/15/15 - 06/25/58)	d	0.61%		03/31/15	156,274,907	156,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 11/07/14, repurchase date 02/06/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $282,900,001, 0.00% - 12.00%, due 01/29/17 - 12/10/49)	d	0.55%		02/04/15	246,334,492	246,000,000

						930,000,000

Total Repurchase Agreements
(Cost $6,159,304,796)						6,159,304,796

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $23,972,381,712.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,507,598,688 or 10.5% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $848,373,851 or 3.5% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
RB —	Revenue bond

At December 31, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

See financial notes 17

 Schwab Advisor Cash Reserves

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments, at cost and value		$17,813,076,916
Repurchase agreements, at cost and value	+	6,159,304,796

Total investments, at cost and value (Note 2a)		23,972,381,712
Cash		1,399
Receivables:
Interest		7,766,435
Prepaid expenses	+	173,796

Total assets		23,980,323,342

Liabilities

Payables:
Investment adviser and administrator fees		1,186,721
Distributions to shareholders		18,851
Accrued expenses	+	375,147

Total liabilities		1,580,719

Net Assets

Total assets		23,980,323,342
Total liabilities	−	1,580,719

Net assets		$23,978,742,623

Net Assets by Source
Capital received from investors		23,980,096,843
Net realized capital losses		(1,354,220)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$6,026,891,950		6,026,876,549		$1.00
Premier Sweep Shares	$17,951,850,673		17,951,810,041		$1.00

18 See financial notes

 Schwab Advisor Cash Reserves

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Interest		$51,122,174

Expenses

Investment adviser and administrator fees		70,409,420
Shareholder service fees:
Sweep Shares		23,232,900
Premier Sweep Shares		68,781,055
Shareholder reports		865,576
Registration fees		717,366
Custodian fees		675,520
Portfolio accounting fees		556,314
Professional fees		102,329
Independent trustees’ fees		88,871
Transfer agent fees		43,195
Interest expense		3
Other expenses	+	419,014

Total expenses		165,891,563
Expense reduction by CSIM and its affiliates	−	117,069,736

Net expenses	−	48,821,827

Net investment income		2,300,347

Realized Gains (Losses)

Net realized gains on investments		8,440

Increase in net assets resulting from operations		$2,308,787

See financial notes 19

 Schwab Advisor Cash Reserves

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$2,300,347	$2,203,993
Net realized gains	+	8,440	315

Increase in net assets from operations		2,308,787	2,204,308

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(580,822)	(581,590)
Premier Sweep Shares	+	(1,719,525)	(1,622,403)

Total distributions from net investment income		(2,300,347)	(2,203,993)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		20,201,561,814	20,012,082,994
Premier Sweep Shares	+	73,314,241,632	67,327,164,291

Total shares sold		93,515,803,446	87,339,247,285

Shares Reinvested
Sweep Shares		508,597	500,995
Premier Sweep Shares	+	1,641,173	1,534,329

Total shares reinvested		2,149,770	2,035,324

Shares Redeemed
Sweep Shares		(20,309,183,858)	(20,085,277,915)
Premier Sweep Shares	+	(72,888,588,931)	(67,378,698,143)

Total shares redeemed		(93,197,772,789)	(87,463,976,058)

Net transactions in fund shares		320,180,427	(122,693,449)

Net Assets

Beginning of period		23,658,553,756	23,781,246,890
Total increase or decrease	+	320,188,867	(122,693,134)

End of period		$23,978,742,623	$23,658,553,756

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

20 See financial notes

 Schwab Advisor Cash Reserves

Financial Notes

1. Business Structure of the Fund:

Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Cash Reserves	Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund

Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal

 21

 Schwab Advisor Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of December 31, 2014, the fund had investments in repurchase agreements with a gross value of $6,159,304,796 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund

22

 Schwab Advisor Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

 23

 Schwab Advisor Cash Reserves

Financial Notes (continued)

3. Risk Factors:

Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment

24

 Schwab Advisor Cash Reserves

Financial Notes (continued)

3. Risk Factors (continued):

adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — an indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep

 25

 Schwab Advisor Cash Reserves

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”), as follows:

Sweep Shares	0.66%
Premier Sweep Shares	0.59%

In addition, effective January 1, 2014 through December 31, 2014, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets.

During the period ended December 31, 2014, the fund waived $117,069,736 in expenses of which $34,164,430 was waived in accordance with the contractual expense limitation agreement noted above and the remainder to maintain a positive net yield as noted below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreement noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each share class of the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of December 31, 2014, the balance of recoupable waivers is as follows:

	Expiration Date
	December 31, 2015	December 31, 2016	December 31, 2017	Total

Sweep Shares	$19,328,373	$21,783,684	$23,935,886	$65,047,943
Premier Sweep Shares	39,977,192	49,531,585	58,969,420	148,478,197

As of December 31, 2014, the fund had recoupable waivers expire in the amount of $21,168,260 and $44,182,521 for Sweep Shares and Premier Sweep Shares, respectively.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

26

 Schwab Advisor Cash Reserves

Financial Notes (continued)

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

As of December 31, 2014, the fund had no undistributed earnings on a tax basis.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the fund had capital loss carryforwards of $1,354,220 available to offset future net capital gains before the expiration date of December 31, 2017.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the fund had no capital losses deferred and had $8,440 capital loss carryforwards utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$2,300,347

Prior period distributions
Ordinary income	$2,203,993

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2014, no such reclassifications were required.

As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

8. Recent Regulatory Development:

On July 23, 2014 the SEC passed new amendments to the rules governing money market funds. The new amendments have mandatory compliance dates, which are staggered over the next two years. Management is currently evaluating the impact of the new amendments and their impact to the fund’s future financial statements and related disclosures.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Advisor Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Advisor Cash Reserves (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2015

28

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	74	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	74	Director, KLA-Tencor Corporation (2008 – present)

Charles A. Ruffel 1956 Trustee (Trustee of The Charles Schwab Family of Funds since 2015.)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

 29

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

30

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 31

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

32

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.csimfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 33

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2014 Schwab Funds. All rights reserved.

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31382-10
00132610

Annual report dated December 31, 2014, enclosed.

Schwab Taxable Money Funds

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Treasury Obligations Money Fundtm

Schwab Value Advantage
Money Fund®

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Schwab Taxable Money Funds

Annual Report
December 31, 2014

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Treasury Obligations Money Fundtm

Schwab Value Advantage
Money Fund®

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the 12-month reporting period ended December 31, 2014, yields on taxable money market securities remained at extremely low levels due to the Federal Reserve’s efforts to keep short-term interest rates near zero percent.

Dear Shareholder,

I’d like to thank you for trusting us to help you meet your investment goals and for reading this annual report regarding the Schwab Taxable Money Funds. These funds are designed to offer stability of capital, liquidity, and income, and are meant to help serve as part of the foundation of an investor’s portfolio.

For the 12-month reporting period ended December 31, 2014, yields on taxable money market securities remained at extremely low levels due to the Federal Reserve’s efforts to keep short-term interest rates near zero percent. Overseas, the European Central Bank, the Bank of Japan, and many other central banks also remained focused on keeping interest rates low while attempting to stimulate their stalled economies.

In related industry matters, the Securities and Exchange Commission released final guidance regarding the rules that govern money market funds in July 2014. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. Investors will also benefit from enhanced disclosures and increased protections from these changes.

For more information about these developments, please visit the “Insights” section of www.csimfunds.com, where you’ll find links under the heading, “Money Fund Reform FAQ.” In addition, we are excited to announce the launch of Schwab Government Money Fund Purchased Shares, which you can learn about by visiting our website or by contacting us at 1-800-435-4000. For information about the Schwab Taxable Money Funds, please continue reading this report.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges, and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing.

2 Schwab Taxable Money Funds

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day management of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Taxable Money Funds 3

Schwab Government Money Fund™

The Schwab Government Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund principally invests in U.S. government securities, such as U.S. Treasury bills and notes, government agency discount notes, and repurchase agreements. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. For the 12-month reporting period ended December 31, 2014, the U.S. economy rebounded, with many economic measures showing signs of improvement. Outside the U.S., however, many economies faltered during the reporting period, contributing to an uncertain global economic outlook and an appreciation of the U.S. dollar versus international currencies. The Fed kept short-term interest rates at or near record lows and in October, concluded measured efforts to hold down long-term interest rates. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 31, 2016.

Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities.

Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. A slight increase in repurchase agreement rates toward the end of the reporting period allowed the investment adviser to strategically increase allocation to this sector. However, as rates and rate expectations remained low, the weighted average maturity of the fund in general remained extended during the period. As noted above, the fund continued to waive certain fees and expenses in order to maintain a non-negative yield of 0.00%. Additionally, money market reform final guidance was released in July 2014 and continues to be closely monitored by the investment adviser.

As of 12/31/14:

 Portfolio Composition By Maturity2

% of investments

1-7 Days	41.8%
8-30 Days	21.5%
31-60 Days	9.6%
61-90 Days	8.6%
91-180 Days	8.2%
More than 180 Days	10.3%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	53 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of investments

Government Agency Debt	61.9%
Treasury Debt	1.7%
Repurchase Agreement
Government Agency	3.7%
Treasury	32.7%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Government Money Fundtm

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Government Money Fundtm
Sweep
Shares

Ticker Symbol	SWGXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.00%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.04%

Seven-Day Effective Yield[1]	0.00%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.58% to the seven-day yield.

Schwab Government Money Fundtm 5

Schwab U.S. Treasury Money Fund™

The Schwab U.S. Treasury Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government, under normal circumstances holding at least 80% of its net assets in U.S. Treasury securities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. For the 12-month reporting period ended December 31, 2014, the U.S. economy rebounded, with many economic measures showing signs of improvement. Outside the U.S., however, many economies faltered during the reporting period, contributing to an uncertain global economic outlook and an appreciation of the U.S. dollar versus international currencies. The Fed kept short-term interest rates at or near record lows and in October, concluded measured efforts to hold down long-term interest rates. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 31, 2016.

Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities.

Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. With short-term Treasury yields remaining low, the investment adviser strategically added government agency securities and Treasury securities with longer maturities at attractive yields. As rates and rate expectations remained low, the weighted average maturity of the fund in general remained extended during the period. As noted above, the fund continued to waive certain fees and expenses in order to maintain a non-negative yield of 0.00%. Additionally, money market reform final guidance was released in July 2014 and continues to be closely monitored by the investment adviser.

As of 12/31/14:

 Portfolio Composition By Maturity2

% of investments

1-7 Days	14.4%
8-30 Days	25.3%
31-60 Days	34.5%
61-90 Days	7.1%
91-180 Days	12.6%
More than 180 Days	6.1%
Total	100.0%

 Statistics

Weighted Average Maturity[4]	57 Days
Credit Quality Of Holdings[5] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type3

% of investments

Treasury Debt	85.6%
Government Agency Debt	14.4%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	The Fund may elect to invest up to 20 percent of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
[4]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[5]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

6 Schwab U.S. Treasury Money Fundtm

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab U.S. Treasury Money Fundtm
Sweep
Shares

Ticker Symbol	SWUXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.00%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.15%

Seven-Day Effective Yield[1]	0.00%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.50% to the seven-day yield.

Schwab U.S. Treasury Money Fundtm 7

Schwab Treasury Obligations Money Fund™

The Schwab Treasury Obligations Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and in repurchase agreements backed by such investments. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. For the 12-month reporting period ended December 31, 2014, the U.S. economy rebounded, with many economic measures showing signs of improvement. Outside the U.S., however, many economies faltered during the reporting period, contributing to an uncertain global economic outlook and an appreciation of the U.S. dollar versus international currencies. The Fed kept short-term interest rates at or near record lows and in October, concluded measured efforts to hold down long-term interest rates. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 31, 2016.

Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities.

Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. A slight increase in repurchase agreement rates toward the end of the reporting period allowed the investment adviser to strategically increase allocation to this sector. Meanwhile, with short-term Treasury yields remaining low, the investment adviser strategically added government agency securities and Treasury securities with longer maturities at attractive yields. As rates and rate expectations remained low, the weighted average maturity of the fund in general remained extended during the period. As noted above, the fund continued to waive certain fees and expenses in order to maintain non-negative yield of 0.00%. Additionally, money market reform final guidance was released in July 2014 and continues to be closely monitored by the investment adviser.

As of 12/31/14:

 Portfolio Composition By Maturity2

% of investments

1-7 Days	63.2%
8-30 Days	1.7%
31-60 Days	3.1%
61-90 Days	7.0%
91-180 Days	11.9%
More than 180 Days	13.1%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	57 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of investments

Government Agency Debt	14.9%
Treasury Debt	32.7%
Repurchase Agreement
Treasury	52.4%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

8 Schwab Treasury Obligations Money Fundtm

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Treasury
	Obligations Money Fundtm
	Sweep	Value Advantage
	Shares	Shares

Ticker Symbol	SNTXX	SNOXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.00%	0.00%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.16%	-0.18%

Seven-Day Effective Yield[3]	0.00%	0.00%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.00% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.50% and 0.32% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.

Schwab Treasury Obligations Money Fundtm 9

Schwab Value Advantage Money Fund®

The Schwab Value Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. For the 12-month reporting period ended December 31, 2014, the U.S. economy rebounded, with many economic measures showing signs of improvement. Outside the U.S., however, many economies faltered during the reporting period, contributing to an uncertain global economic outlook and an appreciation of the U.S. dollar versus international currencies. The Fed kept short-term interest rates at or near record lows and in October, concluded measured efforts to hold down long-term interest rates. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 31, 2016.

Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities.

Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. As rates and rate expectations remained low, the weighted average maturity of the fund in general remained extended. With the euro zone generally stable, and support from the European Central Bank for the region’s banking system continuing, the fund continued to selectively invest in securities from European countries such as France, the Netherlands, Switzerland, Sweden, and the United Kingdom. The fund’s investment adviser continues to monitor exposure to Europe broadly, as growth remains weak, inflation remains low, and political risks are heightened. As noted above, the fund continued to waive certain fees and expenses in order to maintain a 0.01% yield. Additionally, money market reform final guidance was released in July 2014 and continues to be closely monitored by the investment adviser.

As of 12/31/14:

 Portfolio Composition By Maturity2

% of investments

1-7 Days	37.9%
8-30 Days	23.9%
31-60 Days	10.3%
61-90 Days	9.3%
91-180 Days	16.9%
More than 180 Days	1.7%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	43 Days
Credit Quality Of Holdings[4] % of portfolio	99.95% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	6.8%
Financial Company	9.3%
Other	0.6%
Certificate Of Deposit	46.2%
Government Agency Debt	0.4%
Treasury Debt	1.4%
Other Instrument	5.4%
Variable Rate Demand Note	0.1%
Other Note	3.8%
Repurchase Agreement
Government Agency	1.7%
Treasury	20.2%
Other	4.1%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

10 Schwab Value Advantage Money Fund®

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Value Advantage Money Fund®
	Investor	Select	Institutional	Institutional Prime
	Shares	Shares®	Shares	Shares®

Ticker Symbol	SWVXX	SWBXX	SWAXX	SNAXX
Minimum Initial Investment[1]	$25,000[2]	$1,000,000	$3,000,000	$10,000,000

Seven-Day Yield[3]	0.01%	0.01%	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.12%	-0.12%	-0.12%	-0.13%

Seven-Day Effective Yield[3]	0.01%	0.01%	0.01%	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Investor Shares, Select Shares, and Institutional Shares was 0.01% throughout the entire period. The seven-day average yield for Institutional Prime Shares was 0.02% until February 2014, and 0.01% from February 2014 through the end of the period.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver (if any), the fund’s yield would have been lower. For additional details, see financial note 4.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver (if any). The voluntary yield waiver added 0.19%, 0.09%, 0.02% and 0.01% to the seven-day yield of the Investor Shares, Select Shares, Institutional Shares, and Institutional Prime Shares respectively.

Schwab Value Advantage Money Fund® 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2014 and held through December 31, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/14	at 12/31/14	7/1/14–12/31/14

Schwab Government Money Fundtm
Actual Return	0.09%	$1,000.00	$1,000.00	$0.45
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.75	$0.46

Schwab U.S. Treasury Money Fundtm
Actual Return	0.05%	$1,000.00	$1,000.00	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26

Schwab Treasury Obligations Money Fundtm
Sweep Shares
Actual Return	0.07%	$1,000.00	$1,000.00	$0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36
Value Advantage Shares®
Actual Return	0.07%	$1,000.00	$1,000.00	$0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

Schwab Value Advantage Money Fund®
Investor Shares
Actual Return	0.21%	$1,000.00	$1,000.10	$1.06
Hypothetical 5% Return	0.21%	$1,000.00	$1,024.14	$1.07
Select Shares®
Actual Return	0.21%	$1,000.00	$1,000.10	$1.06
Hypothetical 5% Return	0.21%	$1,000.00	$1,024.14	$1.07
Institutional Shares
Actual Return	0.21%	$1,000.00	$1,000.10	$1.06
Hypothetical 5% Return	0.21%	$1,000.00	$1,024.14	$1.07
Institutional Prime Shares®
Actual Return	0.21%	$1,000.00	$1,000.10	$1.06
Hypothetical 5% Return	0.21%	$1,000.00	$1,024.14	$1.07

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

12 Schwab Taxable Money Funds

Schwab Government Money Fund™

Financial Statements

Financial Highlights

	1/1/14–	1/1/13–		1/1/12–		1/1/11–		1/1/10–
	12/31/14	12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	(0.00)[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	(0.00)[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	(0.00)[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	—	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00	1.00		1.00		1.00		1.00

Total return (%)	—	0.01		0.01		0.01		0.01

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09 [2]	0.12	[2]	0.16	[2]	0.15	[2]	0.23	[2]
Gross operating expenses	0.72	0.72		0.73		0.73		0.73
Net investment income (loss)	—	0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	25,170	21,706		19,445		17,829		14,514

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)

See financial notes 13

 Schwab Government Money Fund

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

46.4%	Fixed-Rate Obligations	11,673,864,464	11,673,864,464
17.2%	Variable-Rate Obligations	4,323,345,147	4,323,345,147
36.4%	Repurchase Agreements	9,169,687,389	9,169,687,389

100.0%	Total Investments	25,166,897,000	25,166,897,000
0.0%	Other Assets and Liabilities, Net		2,653,544

100.0%	Net Assets		25,169,550,544

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 46.4% of net assets

Government Agency Debt 45.8%
Fannie Mae		0.09%		01/02/15	275,000,000	274,999,312
		0.09%		01/05/15	298,700,000	298,697,137
		0.09%		01/12/15	150,000,000	149,996,104
		0.09%		01/20/15	400,000,000	399,982,056
		0.10%		01/20/15	167,600,000	167,591,550
		0.10%		02/04/15	55,000,000	54,995,065
		0.10%		02/17/15	3,565,000	3,564,535
		0.11%		02/17/15	9,800,000	9,798,657
		0.09%		02/18/15	67,300,000	67,291,924
		0.11%		03/02/15	128,300,000	128,277,130
		0.15%		03/03/15	9,000,000	8,997,713
		0.07%		03/16/15	2,890,000	2,889,584
		0.10%		03/16/15	17,700,000	17,696,362
		0.14%		03/16/15	1,100,000	1,099,683
		0.38%		03/16/15	5,099,000	5,101,986
		0.08%		03/18/15	150,000,000	149,974,667
		0.10%		04/08/15	45,300,000	45,288,404
		0.09%		04/13/15	100,000,000	99,974,500
		0.10%		04/15/15	90,909,000	90,884,051
		0.10%		04/16/15	190,000,000	189,947,354
		0.07%		04/27/15	25,000,000	24,994,361
		0.10%		04/27/15	95,791,000	95,760,134
		0.12%		05/18/15	145,000,000	144,936,542
		0.50%		05/27/15	59,850,000	59,934,759
		0.18%		06/02/15	8,000,000	7,993,920
		0.50%		07/02/15	33,535,000	33,597,498
		2.38%		07/28/15	15,842,000	16,043,986

Federal Home Loan Bank		0.09%		01/05/15	50,000,000	49,999,500
		0.18%		01/09/15	20,700,000	20,700,034
		0.06%		01/14/15	7,470,000	7,469,852
		0.17%		01/15/15	100,000,000	99,999,330
		0.06%		01/16/15	1,588,000	1,587,964
		0.09%		01/16/15	75,000,000	74,997,188

14 See financial notes

 Schwab Government Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.10%		01/16/15	162,000,000	161,993,587
		0.11%		01/16/15	100,000,000	99,999,498
		0.05%		01/21/15	12,213,000	12,212,661
		0.13%		01/21/15	11,478,000	11,477,171
		0.07%		01/23/15	452,500,000	452,482,026
		0.09%		01/23/15	50,000,000	49,997,403
		0.07%		01/28/15	52,100,000	52,097,367
		0.10%		01/28/15	7,653,000	7,652,426
		0.11%		01/28/15	120,000,000	119,990,550
		0.08%		01/29/15	57,422,000	57,418,427
		0.09%		02/04/15	154,500,000	154,486,867
		0.10%		02/04/15	72,300,000	72,293,172
		0.08%		02/06/15	98,282,000	98,274,629
		0.09%		02/06/15	155,000,000	154,986,515
		0.10%		02/06/15	155,000,000	154,984,500
		0.05%		02/17/15	50,000,000	49,996,736
		0.11%		02/17/15	20,250,000	20,247,224
		0.25%		02/20/15	109,450,000	109,463,614
		0.10%		02/24/15	3,115,000	3,114,533
		0.10%		02/25/15	14,400,000	14,397,800
		0.13%		02/25/15	30,540,000	30,542,674
		0.09%		02/27/15	130,325,000	130,329,675
		0.06%		03/04/15	11,400,000	11,398,822
		0.11%		03/04/15	40,000,000	39,992,767
		0.06%		03/06/15	7,700,000	7,699,179
		0.07%		03/06/15	2,410,000	2,409,722
		0.10%		03/06/15	58,570,000	58,559,409
		0.10%		03/11/15	400,000,000	400,011,408
		0.12%		03/13/15	249,589,000	249,532,392
		0.06%		03/18/15	9,690,000	9,688,773
		0.12%		03/18/15	50,000,000	49,987,017
		0.06%		03/20/15	4,260,000	4,259,446
		0.13%		03/20/15	103,200,000	103,191,880
		0.16%		03/20/15	36,169,000	36,156,853
		0.09%		03/25/15	68,600,000	68,585,766
		0.10%		03/25/15	111,100,000	111,074,385
		0.11%		03/25/15	66,550,000	66,533,140
		0.07%		03/27/15	3,400,000	3,399,438
		0.10%		04/06/15	11,600,000	11,596,939
		0.07%		04/15/15	19,000,000	18,996,158
		0.08%		04/17/15	133,000,000	132,968,671
		0.07%		04/22/15	175,000,000	174,986,102
		0.11%		04/29/15	4,870,000	4,868,324
		0.11%		05/01/15	5,400,000	5,398,110
		0.18%		05/05/15	1,400,000	1,399,132
		0.11%		05/08/15	41,000,000	40,984,813
		0.11%		05/15/15	28,500,000	28,488,331
		0.18%		05/15/15	33,004,000	32,981,887
		0.12%		05/20/15	174,000,000	173,922,739
		0.19%		05/20/15	1,800,000	1,798,680
		0.12%		05/22/15	25,095,000	25,083,402
		0.16%		05/27/15	3,900,000	3,897,469
		0.13%		06/03/15	26,870,000	26,866,947
		0.14%		06/05/15	29,000,000	28,983,144
		2.88%		06/12/15	10,265,000	10,389,342
		0.13%		07/02/15	99,370,000	99,349,109
		0.13%		07/10/15	100,000,000	99,975,772
		0.22%		07/17/15	100,000,000	100,000,000
		0.23%		08/03/15	50,000,000	50,000,000
		0.20%		08/18/15	40,000,000	40,012,127
		0.25%		08/27/15	75,000,000	75,000,000
		0.13%		08/28/15	10,800,000	10,797,395
		0.20%		08/28/15	100,000,000	100,018,351
		0.38%		08/28/15	126,470,000	126,646,979
		0.19%		09/01/15	25,000,000	24,997,813

See financial notes 15

 Schwab Government Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.13%		09/02/15	55,700,000	55,682,355
		0.19%		09/08/15	195,000,000	195,023,431
		0.20%		09/10/15	50,000,000	49,985,039
		1.75%		09/11/15	31,925,000	32,264,352
		0.20%		09/15/15	24,000,000	23,996,053
		0.20%		09/16/15	150,000,000	149,986,448
		0.21%		09/18/15	14,445,000	14,423,092
		0.20%		09/25/15	494,000,000	493,901,693
		0.25%		10/02/15	100,000,000	100,000,000
		0.27%		10/09/15	50,000,000	50,000,000
		0.25%		12/09/15	175,000,000	174,953,251
		0.30%		12/30/15	100,000,000	100,000,000
		0.30%		01/06/16	75,000,000	75,000,000

Freddie Mac		0.09%		01/08/15	100,000,000	99,998,250
		0.08%		01/13/15	100,000,000	99,997,333
		0.10%		01/13/15	20,857,000	20,856,310
		0.09%		01/14/15	200,000,000	199,993,500
		0.10%		01/14/15	6,400,000	6,399,780
		0.09%		01/21/15	100,000,000	99,995,000
		0.09%		01/22/15	100,000,000	99,994,750
		0.10%		02/11/15	125,000,000	124,985,764
		0.31%		02/23/15	550,000,000	550,193,069
		0.10%		02/24/15	24,789,000	24,785,282
		0.09%		03/02/15	19,183,000	19,180,123
		0.12%		03/09/15	12,300,000	12,297,367
		0.11%		03/16/15	1,000,000	999,784
		0.11%		03/17/15	196,300,000	196,257,059
		0.11%		03/19/15	16,890,000	16,886,207
		0.12%		03/19/15	12,400,000	12,396,950
		0.14%		03/19/15	1,255,000	1,254,624
		0.10%		03/24/15	200,000,000	199,954,444
		0.07%		03/25/15	4,900,000	4,899,209
		0.11%		04/07/15	30,000,000	29,991,600
		0.07%		04/08/15	125,000,000	124,976,424
		0.10%		04/16/15	150,000,000	149,958,437
		0.07%		04/23/15	250,000,000	249,945,556
		0.14%		05/27/15	20,975,000	20,963,091
		0.50%		08/28/15	5,060,000	5,071,223
		0.23%		10/26/15	21,982,000	21,940,149
		0.27%		12/09/15	125,000,000	125,000,000

						11,530,777,029

Treasury Debt 0.6%
United States Treasury Department		0.38%		06/30/15	25,000,000	25,026,548
		0.25%		07/15/15	45,000,000	45,026,076
		0.25%		08/15/15	65,000,000	65,031,051
		0.25%		09/15/15	8,000,000	8,003,760

						143,087,435

Total Fixed-Rate Obligations
(Cost $11,673,864,464)						11,673,864,464

Variable-Rate Obligations 17.2% of net assets

Government Agency Debt 16.0%
Fannie Mae		0.14%	01/27/15	02/27/15	426,837,000	426,842,044
		0.13%	01/05/15	08/05/15	150,000,000	149,981,958
		0.16%	01/21/15	10/21/15	450,000,000	450,110,675
		0.12%	01/21/15	10/21/16	125,000,000	124,978,381

Farm Credit System		0.30%	01/02/15	01/20/15	20,850,000	20,851,648

16 See financial notes

 Schwab Government Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.17%	01/06/15	08/27/15	50,000,000	49,996,735

Federal Home Loan Bank		0.10%	01/07/15	02/05/15	125,000,000	124,999,986
		0.12%	01/12/15	02/12/15	50,000,000	50,000,000
		0.12%	01/23/15	02/23/15	192,000,000	191,998,614
		0.11%		02/25/15	57,000,000	57,004,299
		0.11%	01/20/15	03/20/15	35,000,000	34,999,351
		0.12%	01/10/15	04/10/15	75,000,000	75,000,139
		0.12%	01/28/15	05/28/15	73,000,000	72,998,513
		0.13%	01/21/15	07/21/15	100,000,000	99,991,550
		0.13%	01/10/15	08/10/15	50,000,000	49,995,457
		0.12%	01/18/15	08/18/15	50,000,000	50,000,000
		0.13%	02/26/15	08/26/15	100,000,000	99,990,285
		0.13%	01/17/15	09/17/15	100,000,000	99,992,762
		0.14%	03/17/15	09/17/15	100,000,000	99,988,980
		0.14%	01/28/15	09/28/15	75,000,000	74,994,345
		0.16%	01/23/15	10/23/15	61,000,000	61,020,467
		0.15%	02/25/15	11/20/15	6,000,000	5,999,356
		0.13%	01/24/15	11/24/15	100,000,000	100,000,000
		0.16%	03/06/15	12/03/15	8,000,000	7,999,040
		0.11%	01/07/15	12/07/15	100,000,000	99,983,505
		0.17%	03/09/15	12/09/15	50,000,000	50,000,000
		0.15%	02/10/15	02/10/16	150,000,000	150,000,232
		0.12%	01/18/15	02/18/16	100,000,000	99,985,604
		0.12%	02/13/15	05/13/16	200,000,000	199,957,458

Freddie Mac		0.14%	01/16/15	10/16/15	528,750,000	528,821,604
		0.12%	01/18/15	02/18/16	150,000,000	149,982,913
		0.12%	02/14/15	11/14/16	75,000,000	74,978,315
		0.15%	01/12/15	12/12/16	100,000,000	99,970,294

						4,033,414,510

Treasury Debt 1.2%
United States Treasury Department		0.09%	01/02/15	01/31/16	95,000,000	94,996,987
		0.11%	01/02/15	07/31/16	95,000,000	95,000,000
		0.09%	01/02/15	10/31/16	100,000,000	99,933,650

						289,930,637

Total Variable-Rate Obligations
(Cost $4,323,345,147)						4,323,345,147

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 36.4% of net assets

Government Agency Repurchase Agreements* 3.7%
Bank of Nova Scotia
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $50,470,000, 2.50% - 6.00%, due 03/01/18 - 08/20/61)		0.10%		01/02/15	49,000,272	49,000,000

BNP Paribas Securities Corp
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $166,860,001, 0.53% - 9.00%, due 06/01/16 - 12/20/64)		0.06%		01/02/15	162,000,540	162,000,000

Goldman Sachs & Co
Issued 12/29/14, repurchase date 01/05/15 (Collateralized by U.S. Government Agency Securities valued at $75,480,000, 2.00% - 9.00%, due 12/01/17 - 05/01/44)		0.07%		01/05/15	74,001,007	74,000,000

See financial notes 17

 Schwab Government Money Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 12/31/14, repurchase date 01/07/15 (Collateralized by U.S. Government Agency Securities valued at $77,520,001, 2.06% - 7.00%, due 10/01/17 - 04/01/44)		0.08%		01/07/15	76,001,182	76,000,000

JP Morgan Securities, LLC
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $66,300,060, 0.63%, due 04/30/18)		0.10%		01/02/15	65,000,361	65,000,000
Issued 12/31/14, repurchase date 01/07/15 (Collateralized by U.S. Government Agency Securities valued at $154,503,005, 2.00% - 4.50%, due 07/01/26 - 05/15/43)		0.09%		01/07/15	150,002,625	150,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $45,320,000, 2.54% - 5.31%, due 07/20/40 - 10/20/64)		0.08%		01/02/15	44,000,196	44,000,000
Issued 12/29/14, repurchase date 01/05/15 (Collateralized by U.S. Government Agency Securities valued at $257,500,001, 2.50% - 7.54%, due 11/20/39 - 07/20/62)		0.05%		01/05/15	250,002,431	250,000,000

Mizuho Securities USA, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $55,620,000, 0.51% - 3.50%, due 08/20/40 - 01/25/42)		0.08%		01/02/15	54,000,240	54,000,000

Morgan Stanley & Co. LLC
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $12,240,000, 2.17% - 4.59%, due 05/01/36 - 03/01/44)		0.08%		01/02/15	12,000,053	12,000,000

						936,000,000

Treasury Repurchase Agreements 32.7%
Barclays Capital, Inc
Issued 12/26/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $341,700,077, 0.25% - 5.13%, due 02/28/15 - 02/15/23)		0.06%		01/02/15	335,003,908	335,000,000
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $26,063,232, 0.25% - 0.38%, due 05/31/15 - 06/30/15)		0.05%		01/02/15	25,552,224	25,552,153

BNP Paribas Securities Corp
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $28,698,004, 0.00%, due 10/15/15)		0.06%		01/02/15	28,135,330	28,135,236

Federal Reserve Bank of New York
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $2,119,005,955, 2.00%, due 02/15/22)		0.05%		01/02/15	2,119,005,886	2,119,000,000
Issued 12/15/14, repurchase date 01/05/15 (Collateralized by U.S. Treasury Securities valued at $3,421,613,677, 1.38% - 4.63%, due 08/15/18 - 02/15/40)		0.07%		01/05/15	3,400,138,833	3,400,000,000
Issued 12/22/14, repurchase date 01/05/15 (Collateralized by U.S. Treasury Securities valued at $1,410,072,022, 1.38% - 2.75%, due 09/30/18 - 08/15/42)		0.10%		01/05/15	1,400,054,444	1,400,000,000
Issued 12/29/14, repurchase date 01/05/15 (Collateralized by U.S. Treasury Securities valued at $752,894,961, 1.63% - 3.88%, due 05/15/18 - 08/15/22)		0.10%		01/05/15	750,014,583	750,000,000

18 See financial notes

 Schwab Government Money Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Securities, LLC
Issued 12/12/14, repurchase date 01/22/15 (Collateralized by U.S. Treasury Securities valued at $179,528,630, 0.63% - 2.63%, due 04/30/18 - 11/15/20)		0.09%		01/07/15	176,011,440	176,000,000

						8,233,687,389

Total Repurchase Agreements
(Cost $9,169,687,389)						9,169,687,389

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $25,166,897,000.

*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.

At December 31, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

See financial notes 19

 Schwab Government Money Fund

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments, at cost and value		$15,997,209,611
Repurchase agreements, at cost and value	+	9,169,687,389

Total investments, at cost and value (Note 2a)		25,166,897,000
Cash		1
Receivables:
Interest		3,533,580
Prepaid expenses	+	168,549

Total assets		25,170,599,130

Liabilities

Payables:
Shareholder service fees		545,319
Accrued expenses	+	503,267

Total liabilities		1,048,586

Net Assets

Total assets		25,170,599,130
Total liabilities	−	1,048,586

Net assets		$25,169,550,544

Net Assets by Source
Capital received from investors		25,169,739,206
Net realized capital losses		(188,662)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$25,169,550,544		25,170,454,559		$1.00

20 See financial notes

 Schwab Government Money Fund

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Interest		$21,812,334

Expenses

Investment adviser and administrator fees		71,084,637
Shareholder service fees		93,014,276
Shareholder reports		1,218,011
Registration fees		817,631
Portfolio accounting fees		542,840
Custodian fees		450,512
Professional fees		97,235
Independent trustees’ fees		87,734
Transfer agent fees		22,683
Other expenses	+	385,592

Total expenses		167,721,151
Expense reduction by CSIM and its affiliates	−	145,908,817

Net expenses	−	21,812,334

Net investment income		—

Realized Gains (Losses)

Net realized losses on investments		(188,662)

Decrease in net assets resulting from operations		($188,662)

See financial notes 21

 Schwab Government Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$—	$1,648,094
Net realized gains (losses)	+	(188,662)	172,702

Increase (decrease) in net assets from operations		(188,662)	1,820,796

Distributions to Shareholders

Distributions from net investment income		—	(1,648,094)

Transactions in Fund Shares*

Shares sold		101,539,484,499	89,949,887,165
Shares reinvested		—	1,539,332
Shares redeemed	+	(98,075,875,164)	(87,690,104,065)

Net transactions in fund shares		3,463,609,335	2,261,322,432

Net Assets

Beginning of period		21,706,129,871	19,444,634,737
Total increase	+	3,463,420,673	2,261,495,134

End of period		$25,169,550,544	$21,706,129,871

Net investment income not yet distributed		$—	$19,630

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

22 See financial notes

Schwab U.S. Treasury Money Fund™

Financial Statements

Financial Highlights

	1/1/14–	1/1/13–		1/1/12–		1/1/11–		1/1/10–
	12/31/14	12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	(0.00)[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	(0.00)[1]	(0.00)[1]		0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	(0.00)[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	—	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00	1.00		1.00		1.00		1.00

Total return (%)	—	0.01		0.01		0.01		0.01

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.06 [2]	0.07	[2]	0.08	[2]	0.06	[2]	0.16	[2]
Gross operating expenses	0.72	0.72		0.72		0.72		0.72
Net investment income (loss)	—	0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	20,634	21,894		23,526		25,876		18,004

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)

See financial notes 23

 Schwab U.S. Treasury Money Fund

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

93.4%	Fixed-Rate Obligations	19,272,263,511	19,272,263,511
9.8%	Variable-Rate Obligations	2,023,631,439	2,023,631,439

103.2%	Total Investments	21,295,894,950	21,295,894,950
(3.2%)	Other Assets and Liabilities, Net		(662,227,288)

100.0%	Net Assets		20,633,667,662

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 93.4% of net assets

Treasury Debt 78.5%
United States Treasury Department		0.02%		01/02/15	549,544,000	549,543,647
		0.03%		01/02/15	350,000,000	349,999,757
		0.01%		01/08/15	195,000,000	194,999,810
		0.03%		01/08/15	500,000,000	499,997,083
		0.04%		01/08/15	62,612,000	62,611,537
		0.02%		01/15/15	1,000,000,000	999,992,125
		0.25%		01/15/15	138,290,000	138,301,036
		0.01%		01/22/15	1,400,000,000	1,399,989,486
		0.02%		01/22/15	750,000,000	749,993,437
		0.02%		01/29/15	700,000,000	699,991,994
		0.25%		01/31/15	836,779,000	836,918,997
		2.25%		01/31/15	760,000,000	761,372,769
		0.01%		02/05/15	160,236,000	160,235,221
		0.03%		02/05/15	128,699,000	128,695,246
		0.05%		02/05/15	845,000,000	844,958,102
		0.25%		02/15/15	300,000,000	300,076,376
		4.00%		02/15/15	1,180,000,000	1,185,697,109
		0.05%		02/19/15	200,000,000	199,985,572
		0.25%		02/28/15	1,363,000,000	1,363,403,437
		2.38%		02/28/15	643,000,000	645,399,716
		0.38%		03/15/15	517,500,000	517,841,828
		0.25%		03/31/15	615,000,000	615,288,405
		2.50%		03/31/15	105,000,000	105,618,179
		0.38%		04/15/15	440,000,000	440,389,253
		0.13%		04/30/15	235,000,000	235,022,749
		0.25%		05/15/15	450,000,000	450,278,595
		4.13%		05/15/15	355,000,000	360,319,496
		0.07%		05/21/15	10,000,000	9,997,356
		0.38%		06/15/15	27,000,000	27,027,319
		0.09%		06/18/15	200,000,000	199,920,200
		0.12%		06/25/15	150,000,000	149,916,146
		0.38%		06/30/15	237,000,000	237,253,691
		1.88%		06/30/15	22,000,000	22,186,099
		0.12%		07/23/15	125,000,000	124,915,417
		0.25%		08/15/15	330,000,000	330,220,609

24 See financial notes

 Schwab U.S. Treasury Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		4.25%		08/15/15	30,000,000	30,767,293
		0.38%		08/31/15	100,000,000	100,126,615
		0.25%		09/15/15	140,000,000	140,058,626
		0.38%		11/15/15	35,000,000	35,047,563

						16,204,357,896

Government Agency Debt 14.9%
Fannie Mae		0.09%		01/12/15	50,000,000	49,998,701
		0.06%		02/04/15	5,600,000	5,599,683
		0.10%		02/11/15	3,000,000	2,999,658
		0.10%		04/16/15	200,000,000	199,944,583
		0.09%		05/01/15	250,000,000	249,925,000
		0.16%		05/13/15	1,788,000	1,786,951
		0.10%		05/18/15	50,000,000	49,981,924
		0.12%		05/18/15	50,000,000	49,978,118
		0.16%		05/20/15	15,000,000	14,990,733

Federal Home Loan Bank		0.05%		01/02/15	33,000,000	32,999,954
		0.05%		01/07/15	100,000,000	99,999,167
		0.05%		01/09/15	2,205,000	2,204,975
		0.06%		01/09/15	162,900,000	162,898,009
		0.06%		01/14/15	7,200,000	7,199,857
		0.09%		01/14/15	50,000,000	49,998,375
		0.06%		01/16/15	73,412,000	73,410,318
		0.07%		01/16/15	9,100,000	9,099,735
		0.11%		01/21/15	16,500,000	16,499,037
		0.11%		01/23/15	78,270,000	78,264,978
		0.07%		01/28/15	23,661,000	23,659,758
		0.10%		01/28/15	10,776,000	10,775,192
		0.08%		01/29/15	37,578,000	37,575,662
		0.07%		01/30/15	130,000,000	129,993,193
		0.06%		02/02/15	160,000,000	159,991,467
		0.06%		02/05/15	255,000,000	254,985,125
		0.11%		02/05/15	2,300,000	2,299,765
		0.04%		02/06/15	150,000,000	149,994,000
		0.08%		02/06/15	1,718,000	1,717,871
		0.09%		02/06/15	124,200,000	124,189,195
		0.10%		02/11/15	15,895,000	15,893,190
		0.09%		02/13/15	116,900,000	116,886,875
		0.05%		02/17/15	25,000,000	24,998,368
		0.10%		02/20/15	10,300,000	10,298,569
		0.10%		02/25/15	33,000,000	32,994,958
		0.11%		03/04/15	25,000,000	24,995,479
		0.10%		03/06/15	50,000,000	49,990,933
		0.11%		03/06/15	5,000,000	4,999,022
		0.12%		03/06/15	8,700,000	8,698,144
		0.12%		03/13/15	183,011,000	182,969,492
		0.16%		03/20/15	5,731,000	5,729,075
		0.15%		03/25/15	4,100,000	4,098,582
		0.11%		05/08/15	6,255,000	6,252,573
		0.12%		05/20/15	150,000,000	149,933,396
		0.14%		06/05/15	23,500,000	23,486,341
		0.13%		06/16/15	55,750,000	55,741,882
		0.20%		09/10/15	25,000,000	24,992,519
		0.20%		09/25/15	90,000,000	89,978,151
		0.25%		12/09/15	160,000,000	159,957,249

Freddie Mac		0.08%		02/05/15	11,300,000	11,299,121
		0.06%		02/09/15	1,080,000	1,079,930
		0.14%		02/09/15	6,494,000	6,493,029

See financial notes 25

 Schwab U.S. Treasury Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.16%		06/09/15	3,180,000	3,177,753

						3,067,905,615

Total Fixed-Rate Obligations
(Cost $19,272,263,511)						19,272,263,511

Variable-Rate Obligations 9.8% of net assets

Treasury Debt 9.8%
United States Treasury Department		0.09%	01/02/15	01/31/16	1,490,000,000	1,489,843,034
		0.11%	01/02/15	04/30/16	95,000,000	95,001,917
		0.11%	01/02/15	07/31/16	134,000,000	133,996,957
		0.09%	01/02/15	10/31/16	305,000,000	304,789,531

Total Variable-Rate Obligations
(Cost $2,023,631,439)						2,023,631,439

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $21,295,894,950.

At December 31, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

26 See financial notes

 Schwab U.S. Treasury Money Fund

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments, at cost and value (Note 2a)		$21,295,894,950
Cash		264
Receivables:
Interest		38,155,754
Prepaid expenses	+	160,622

Total assets		21,334,211,590

Liabilities

Payables:
Investments bought		699,991,994
Shareholder service fees		305,443
Accrued expenses	+	246,491

Total liabilities		700,543,928

Net Assets

Total assets		21,334,211,590
Total liabilities	−	700,543,928

Net assets		$20,633,667,662

Net Assets by Source
Capital received from investors		20,634,122,430
Net realized capital losses		(454,768)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$20,633,667,662		20,633,731,787		$1.00

See financial notes 27

 Schwab U.S. Treasury Money Fund

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Interest		$12,204,930

Expenses

Investment adviser and administrator fees		64,768,847
Shareholder service fees		83,657,745
Portfolio accounting fees		488,869
Shareholder reports		415,150
Custodian fees		400,531
Registration fees		167,234
Professional fees		91,140
Independent trustees’ fees		84,724
Transfer agent fees		22,582
Other expenses	+	393,293

Total expenses		150,490,115
Expense reduction by CSIM and its affiliates	−	138,285,185

Net expenses	−	12,204,930

Net investment income		—

Realized Gains (Losses)

Net realized losses on investments		(249,929)

Decrease in net assets resulting from operations		($249,929)

28 See financial notes

 Schwab U.S. Treasury Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$—	$1,686,238
Net realized loss	+	(249,929)	(204,839)

Increase (decrease) in net assets from operations		(249,929)	1,481,399

Distributions to Shareholders

Distributions from net investment income		—	(1,686,238)

Transactions in Fund Shares*

Shares sold		52,836,007,761	59,212,169,886
Shares reinvested		—	1,624,410
Shares redeemed	+	(54,096,020,501)	(60,845,781,928)

Net transactions in fund shares		(1,260,012,740)	(1,631,987,632)

Net Assets

Beginning of period		21,893,930,331	23,526,122,802
Total decrease	+	(1,260,262,669)	(1,632,192,471)

End of period		$20,633,667,662	$21,893,930,331

Net investment income not yet distributed		$—	$99,603

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 29

Schwab Treasury Obligations Money Fund™

Financial Statements

Financial Highlights

	1/1/14–	1/1/13–		6/5/12[1]–
Sweep Shares	12/31/14	12/31/13		12/31/12

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	—	0.00	[2]	0.00	[2]
Net realized and unrealized gains (losses)	(0.00)[2]	(0.00)[2]		—

Total from investment operations	(0.00)[2]	0.00	[2]	0.00	[2]
Less distributions:
Distributions from net investment income	—	(0.00)[2]		(0.00)[2]

Net asset value at end of period	1.00	1.00		1.00

Total return (%)	—	0.01		0.01	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.07 [4]	0.09	[4]	0.16	[4,5]
Gross operating expenses	0.78	0.77		0.80	[5]
Net investment income (loss)	—	0.01		0.01	[5]
Net assets, end of period ($ x 1,000,000)	1,125	1,320		1,348

	1/1/14–	1/1/13–		4/24/12[1]–
Value Advantage Shares	12/31/14	12/31/13		12/31/12

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	—	0.00	[2]	0.00	[2]
Net realized and unrealized gains (losses)	(0.00)[2]	(0.00)[2]		—

Total from investment operations	(0.00)[2]	0.00	[2]	0.00	[2]
Less distributions:
Distributions from net investment income	—	(0.00)[2]		(0.00)[2]

Net asset value at end of period	1.00	1.00		1.00

Total return (%)	—	0.01		0.01	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.07 [4]	0.09	[4]	0.15	[4,5]
Gross operating expenses	0.60	0.59		0.79	[5]
Net investment income (loss)	—	0.01		0.01	[5]
Net assets, end of period ($ x 1,000,000)	60	80		111

1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5 Annualized.

30 See financial notes

 Schwab Treasury Obligations Money Fund

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

36.8%	Fixed-Rate Obligations	436,441,334	436,441,334
10.7%	Variable-Rate Obligations	127,202,974	127,202,974
52.4%	Repurchase Agreements	620,864,764	620,864,764

99.9%	Total Investments	1,184,509,072	1,184,509,072
0.1%	Other Assets and Liabilities, Net		655,644

100.0%	Net Assets		1,185,164,716

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 36.8% of net assets

Treasury Debt 21.9%
United States Treasury Department		0.38%		03/15/15	35,000,000	35,021,760
		2.50%		03/31/15	5,000,000	5,029,437
		0.13%		04/30/15	18,000,000	18,002,040
		4.13%		05/15/15	45,000,000	45,674,302
		2.13%		05/31/15	10,000,000	10,084,318
		0.38%		06/30/15	23,000,000	23,024,498
		1.88%		06/30/15	15,000,000	15,126,886
		0.25%		08/15/15	45,000,000	45,033,495
		4.25%		08/15/15	20,000,000	20,511,529
		0.25%		09/15/15	27,000,000	27,010,896
		0.38%		11/15/15	15,000,000	15,023,037

						259,542,198

Government Agency Debt 14.9%
Fannie Mae		0.09%		01/28/15	1,700,000	1,699,885
		0.10%		04/16/15	10,000,000	9,997,229
		0.12%		05/18/15	5,000,000	4,997,812

Federal Home Loan Bank		0.07%		01/09/15	8,795,000	8,794,863
		0.13%		01/28/15	5,000,000	4,999,513
		0.08%		01/29/15	5,000,000	4,999,689
		0.11%		02/05/15	2,500,000	2,499,745
		0.09%		02/06/15	7,000,000	6,999,391
		0.14%		02/06/15	1,500,000	1,499,790
		0.10%		02/11/15	6,000,000	5,999,328
		0.09%		02/13/15	10,000,000	9,998,877
		0.10%		02/18/15	5,200,000	5,199,341
		0.10%		02/25/15	5,000,000	4,999,274
		0.11%		03/04/15	17,300,000	17,296,766
		0.12%		03/13/15	11,700,000	11,697,346
		0.11%		03/20/15	1,500,000	1,499,643
		0.12%		03/20/15	3,445,000	3,444,142
		0.12%		03/27/15	2,500,000	2,499,321

See financial notes 31

 Schwab Treasury Obligations Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.13%		03/30/15	2,100,000	2,099,358
		0.08%		04/17/15	10,000,000	9,997,644
		0.11%		04/24/15	1,800,000	1,799,407
		0.18%		04/29/15	2,000,000	1,998,820
		0.12%		05/20/15	20,000,000	19,991,119
		0.12%		05/22/15	5,000,000	4,997,689
		0.16%		05/26/15	1,400,000	1,399,098
		0.14%		06/05/15	1,500,000	1,499,128
		0.13%		06/16/15	10,000,000	9,998,544
		0.25%		12/09/15	10,000,000	9,997,328

Freddie Mac		0.12%		03/09/15	3,000,000	2,999,358
		0.15%		03/17/15	1,000,000	999,688

						176,899,136

Total Fixed-Rate Obligations
(Cost $436,441,334)						436,441,334

Variable-Rate Obligations 10.7% of net assets

Treasury Debt 10.7%
United States Treasury Department		0.09%	01/02/15	01/31/16	95,000,000	94,988,507
		0.11%	01/02/15	04/30/16	5,000,000	5,000,101
		0.11%	01/02/15	07/31/16	12,221,000	12,220,840
		0.09%	01/02/15	10/31/16	15,000,000	14,993,526

Total Variable-Rate Obligations
(Cost $127,202,974)						127,202,974

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 52.4% of net assets

Treasury Repurchase Agreements 52.4%
Barclays Capital, Inc
Issued 12/29/14, repurchase date 01/05/15 (Collateralized by U.S. Treasury Securities valued at $76,500,013, 0.25% - 2.25%, due 05/31/15 - 07/31/21)		0.05%		01/05/15	75,000,729	75,000,000
Issued 12/30/14, repurchase date 01/06/15 (Collateralized by U.S. Treasury Securities valued at $51,000,054, 0.25% - 2.38%, due 05/31/15 - 07/31/21)		0.05%		01/06/15	50,000,486	50,000,000
Issued 12/31/14, repurchase date 01/07/15 (Collateralized by U.S. Treasury Securities valued at $173,400,088, 0.38% - 3.25%, due 03/31/16 - 07/31/21)		0.06%		01/07/15	170,001,983	170,000,000

BNP Paribas Securities Corp
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $164,082,084, 0.63%, due 02/15/17)		0.06%		01/02/15	160,865,300	160,864,764

JP Morgan Securities, LLC
Issued 12/12/14, repurchase date 01/22/15 (Collateralized by U.S. Treasury Securities valued at $168,307,997, 0.63% - 2.63%, due 04/30/18 - 05/15/24)		0.09%		01/07/15	165,010,725	165,000,000

Total Repurchase Agreements
(Cost $620,864,764)						620,864,764

End of Investments.

32 See financial notes

 Schwab Treasury Obligations Money Fund

Portfolio Holdings continued

At 12/31/14, the tax basis cost of the fund’s investments was $1,184,509,072.

At December 31, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

See financial notes 33

 Schwab Treasury Obligations Money Fund

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments, at cost and value		$563,644,308
Repurchase agreements, at cost and value	+	620,864,764

Total investments, at cost and value (Note 2a)		1,184,509,072
Receivables:
Interest		755,065
Fund shares sold		136
Prepaid expenses	+	9,858

Total assets		1,185,274,131

Liabilities

Payables:
Investment adviser and administrator fees		20,541
Fund shares redeemed		24,004
Accrued expenses	+	64,870

Total liabilities		109,415

Net Assets

Total assets		1,185,274,131
Total liabilities	−	109,415

Net assets		$1,185,164,716

Net Assets by Source
Capital received from investors		1,185,191,901
Net realized capital losses		(27,185)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$1,125,087,868		1,125,113,594		$1.00
Value Advantage Shares	$60,076,848		60,078,307		$1.00

34 See financial notes

 Schwab Treasury Obligations Money Fund

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Interest		$900,828

Expenses

Investment adviser and administrator fees		4,211,135
Shareholder service fees:
Sweep Shares		4,621,447
Value Advantage Shares		147,110
Portfolio accounting fees		97,730
Registration fees		91,613
Transfer agent fees		41,014
Shareholder reports		34,333
Custodian fees		30,073
Independent trustees’ fees		29,782
Professional fees		29,534
Other expenses	+	26,499

Total expenses		9,360,270
Expense reduction by CSIM and its affiliates	−	8,459,442

Net expenses	−	900,828

Net investment income		—

Realized Gains (Losses)

Net realized losses on investments		(24,054)

Decrease in net assets resulting from operations		($24,054)

See financial notes 35

 Schwab Treasury Obligations Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$—	$112,491
Net realized loss	+	(24,054)	(3,131)

Increase (decrease) in net assets from operations		(24,054)	109,360

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		—	(104,883)
Value Advantage Shares	+	—	(7,608)

Total distributions from net investment income		—	(112,491)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		3,619,754,856	5,116,936,058
Value Advantage Shares	+	8,653,181	85,350,936

Total shares sold		3,628,408,037	5,202,286,994

Shares Reinvested
Sweep Shares		—	102,028
Value Advantage Shares	+	—	6,388

Total shares reinvested		—	108,416

Shares Redeemed
Sweep Shares		(3,814,932,712)	(5,145,093,602)
Value Advantage Shares	+	(28,484,479)	(116,854,588)

Total shares redeemed		(3,843,417,191)	(5,261,948,190)

Net transactions in fund shares		(215,009,154)	(59,552,780)

Net Assets

Beginning of period		1,400,197,924	1,459,753,835
Total decrease	+	(215,033,208)	(59,555,911)

End of period		$1,185,164,716	$1,400,197,924

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

36 See financial notes

Schwab Value Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
Investor Shares	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.01		0.01

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[3]	0.25	[3]	0.28	[3,4]	0.26	[3]	0.33	[3]
Gross operating expenses	0.58		0.58		0.57	[4]	0.57		0.56
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	7,217		8,425		9,930		11,576		15,291

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
Select Shares	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.01		0.03

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[3]	0.25	[3]	0.27	[3,4]	0.26	[3]	0.32	[3]
Gross operating expenses	0.48		0.48		0.47	[4]	0.47		0.46
Net investment income (loss)	0.01		0.01		0.01		0.01		0.03
Net asset, end of period ($ x 1,000,000)	1,138		1,238		1,403		1,871		2,617

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4 The ratio of gross operating expenses would have been 0.58% for Investor Shares and 0.48% for Select Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.

See financial notes 37

 Schwab Value Advantage Money Fund

Financial Highlights continued

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
Institutional Shares	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.02		0.05		0.04		0.11

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[3]	0.23	[3]	0.24	[3,4]	0.23	[3]	0.24	[3]
Gross operating expenses	0.37		0.37		0.36	[4]	0.36		0.35
Net investment income (loss)	0.01		0.02		0.04		0.04		0.10
Net assets, end of period ($ x 1,000,000)	794		968		1,264		1,524		2,160

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
Institutional Prime Shares	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.05		0.08		0.06		0.14

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[3]	0.21	[3]	0.21	[3,4]	0.21	[3]	0.21	[3]
Gross operating expenses	0.35		0.35		0.34	[4]	0.34		0.33
Net investment income (loss)	0.01		0.05		0.08		0.06		0.14
Net assets, end of period ($ x 1,000,000)	1,818		2,191		1,923		1,416		1,975

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4 The ratio of gross operating expenses would have been 0.37% for Institutional Shares and 0.35% for Institutional Prime Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.

38 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

55.0%	Fixed-Rate Obligations	6,029,837,378	6,029,837,378
19.1%	Variable-Rate Obligations	2,091,924,873	2,091,924,873
26.0%	Repurchase Agreements	2,852,745,011	2,852,745,011

100.1%	Total Investments	10,974,507,262	10,974,507,262
(0.1%)	Other Assets and Liabilities, Net		(8,285,288)

100.0%	Net Assets		10,966,221,974

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 55.0% of net assets

Asset Backed Commercial Paper 6.9%
Bennington Stark Capital Co, LLC	a,b,c	0.28%		03/02/15	16,000,000	15,992,533

CAFCO, LLC	a,b,c	0.25%		02/11/15	18,000,000	17,994,875
	a,b,c	0.25%		03/09/15	11,000,000	10,994,882
	a,b,c	0.25%		03/17/15	31,000,000	30,983,854
	a,b,c	0.25%		06/04/15	41,000,000	40,956,153

Cancara Asset Securitisation, LLC	a,b,c	0.25%		02/12/15	17,000,000	16,995,042
	a,b,c	0.21%		02/26/15	2,000,000	1,999,347

Cedar Springs Capital Co	a,b,c	0.30%		03/06/15	7,000,000	6,996,267

Charta, LLC	a,b,c	0.25%		01/02/15	61,000,000	60,999,576
	a,b,c	0.25%		02/12/15	9,000,000	8,997,375
	a,b,c	0.25%		05/18/15	43,000,000	42,959,090
	a,b,c	0.25%		05/22/15	2,000,000	1,998,042
	a,b,c	0.25%		06/08/15	16,000,000	15,982,444

Ciesco, LLC	a,b,c	0.25%		01/08/15	79,000,000	78,996,160
	a,b,c	0.25%		01/15/15	11,000,000	10,998,930
	a,b,c	0.25%		02/10/15	15,000,000	14,995,833
	a,b,c	0.25%		05/04/15	14,000,000	13,988,042

Collateralized Commercial Paper Co, LLC	a,b	0.28%		03/02/15	45,000,000	44,979,000
	a,b	0.30%		06/02/15	2,000,000	1,997,467
	a,b	0.38%		07/20/15	48,000,000	47,898,667

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/15/15	56,000,000	55,897,333
	b,c	0.33%		06/29/15	25,000,000	24,958,979

CRC Funding, LLC	a,b,c	0.25%		03/05/15	15,000,000	14,993,437
	a,b,c	0.25%		03/25/15	8,000,000	7,995,389
	a,b,c	0.25%		05/18/15	19,000,000	18,981,924
	a,b,c	0.25%		06/08/15	25,000,000	24,972,569

See financial notes 39

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Crown Point Capital Co, LLC	a,b,c	0.23%		01/06/15	1,000,000	999,968
	a,b,c	0.23%		01/13/15	17,000,000	16,998,697
	a,b,c	0.26%		02/02/15	1,000,000	999,769

Old Line Funding, LLC	a,b,c	0.22%		01/29/15	8,000,000	7,998,631
	a,b,c	0.23%		03/17/15	20,000,000	19,990,413

Sheffield Receivables Corp	a,b,c	0.25%		02/18/15	15,000,000	14,995,000
	a,b,c	0.25%		03/12/15	21,000,000	20,989,792

Thunder Bay Funding, LLC	a,b,c	0.25%		06/08/15	33,000,000	32,963,792

						751,439,272

Financial Company Commercial Paper 6.9%
Barclays US Funding Corp	a	0.30%		02/20/15	4,000,000	3,998,333
	a	0.30%		04/01/15	44,000,000	43,967,000

BPCE SA	c	0.24%		01/05/15	41,000,000	40,998,907

DNB Bank ASA		0.24%		04/08/15	85,000,000	84,945,033

General Electric Capital Corp		0.22%		04/14/15	23,000,000	22,985,523
		0.25%		06/24/15	96,000,000	95,884,000
		0.25%		06/26/15	19,000,000	18,976,778

ING (U.S.) Funding LLC	a	0.27%		04/01/15	72,000,000	71,951,400

Lloyds Bank, PLC		0.27%		04/20/15	37,000,000	36,969,752

Nationwide Building Society		0.20%		01/13/15	77,000,000	76,994,867
		0.20%		01/15/15	11,000,000	10,999,144
		0.25%		04/02/15	14,000,000	13,991,153

Natixis SA		0.05%		01/02/15	80,000,000	79,999,889

PNC Bank, NA		0.32%		06/10/15	30,000,000	29,957,333

Skandinaviska Enskilda Banken AB		0.25%		01/21/15	40,000,000	39,994,444
		0.27%		03/17/15	6,000,000	5,996,688
		0.26%		05/07/15	49,000,000	48,955,410

United Overseas Bank, Ltd		0.25%		03/03/15	33,000,000	32,986,021

						760,551,675

Other Commercial Paper 0.6%
Toyota Motor Credit Corp		0.22%		05/04/15	41,000,000	40,969,181
		0.23%		05/14/15	24,000,000	23,979,607

						64,948,788

Certificates of Deposit 32.2%
Abbey National Treasury Services PLC	a	0.25%		02/11/15	5,000,000	5,000,000
	a	0.25%		03/13/15	45,000,000	45,000,000

Bank of Montreal		0.12%		01/02/15	32,000,000	32,000,000
		0.20%		01/12/15	25,000,000	25,000,000
		0.17%		01/21/15	195,000,000	195,000,000
		0.23%		03/12/15	20,000,000	20,000,000

Bank of Nova Scotia		0.20%		01/15/15	90,000,000	90,000,000

40 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Bank of Tokyo Mitsubishi UFJ, Ltd		0.25%		02/23/15	55,000,000	55,000,000
		0.25%		03/03/15	86,000,000	86,000,000
		0.30%		03/03/15	59,000,000	59,000,000

Barclays Bank PLC		0.30%		02/03/15	60,000,000	60,000,000
		0.30%		02/04/15	24,000,000	24,000,000
		0.30%		02/06/15	4,000,000	4,000,000
		0.36%		04/17/15	59,000,000	59,000,000

BNP Paribas		0.30%		06/01/15	25,000,000	25,000,000
		0.31%		06/01/15	84,000,000	84,000,000

Chase Bank USA, NA		0.38%		01/02/15	13,000,000	13,000,000

Citibank, NA		0.25%		01/09/15	109,000,000	109,000,000
		0.25%		02/12/15	2,000,000	2,000,000
		0.25%		02/25/15	22,000,000	22,000,000
		0.25%		03/11/15	20,000,000	19,999,998
		0.25%		03/20/15	53,000,000	53,000,000
		0.25%		03/26/15	30,000,000	30,000,000
		0.25%		04/01/15	21,000,000	21,000,000

Credit Suisse AG		0.25%		02/19/15	30,000,000	30,000,000
		0.33%		03/09/15	19,000,000	19,000,000
		0.33%		03/13/15	68,000,000	68,000,000
		0.33%		03/16/15	25,000,000	25,000,000
		0.33%		03/26/15	1,000,000	1,000,000
		0.33%		06/10/15	30,000,000	30,000,000

DNB Bank ASA		0.22%		01/05/15	30,000,000	30,000,000

HSBC Bank USA		0.24%		05/27/15	54,000,000	54,000,000

ING Bank NV		0.30%		04/24/15	39,000,000	39,000,000
		0.30%		05/12/15	48,000,000	48,000,000
		0.30%		05/18/15	52,000,000	52,000,000

JPMorgan Chase Bank, NA		0.38%		01/02/15	27,000,000	27,000,000
		0.32%		02/03/15	78,000,000	78,000,000

Lloyds Bank PLC		0.48%		03/17/15	25,000,000	25,000,000
		0.48%		03/18/15	22,000,000	22,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		01/09/15	32,000,000	32,000,000
		0.25%		01/20/15	1,000,000	1,000,000
		0.26%		02/05/15	20,000,000	20,000,000
		0.26%		02/06/15	5,000,000	5,000,000
		0.26%		02/23/15	4,000,000	4,000,000
		0.26%		02/24/15	10,000,000	10,000,000
		0.25%		04/09/15	12,000,000	12,000,000
		0.25%		04/23/15	47,000,000	47,000,000
		0.26%		06/02/15	5,000,000	5,000,000
		0.29%		07/07/15	67,000,000	67,000,000

Mizuho Bank, Ltd		0.20%		02/09/15	22,000,000	22,000,000
		0.25%		02/13/15	103,000,000	103,000,000
		0.26%		06/16/15	62,000,000	62,000,000

Natixis SA		0.25%		03/03/15	4,000,000	4,000,000

Nordea Bank Finland PLC		0.22%		03/23/15	112,000,000	111,998,742

Oversea-Chinese Banking Corp Ltd		0.23%		04/17/15	54,000,000	53,999,206

See financial notes 41

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Oversea-Chinese Banking Corp, Ltd		0.23%		05/19/15	1,000,000	1,000,000

Rabobank Nederland		0.23%		01/26/15	59,000,000	59,000,000
		0.25%		06/11/15	46,000,000	46,000,000

Skandinaviska Enskilda Banken AB		0.24%		01/27/15	10,000,000	9,999,964

Societe Generale		0.23%		02/02/15	2,000,000	2,000,000
		0.22%		02/03/15	51,000,000	51,000,000
		0.23%		02/03/15	31,000,000	31,000,000

State Street Bank & Trust Company, NA		0.22%		01/21/15	30,000,000	30,000,000

Sumitomo Mitsui Banking Corp		0.25%		01/05/15	5,000,000	5,000,000
		0.25%		01/28/15	26,000,000	26,000,000
		0.25%		02/03/15	10,000,000	10,000,000
		0.37%		02/06/15	40,000,000	40,000,000
		0.37%		02/10/15	6,000,000	6,000,000
		0.25%		02/13/15	43,000,000	43,000,000
		0.25%		03/06/15	65,000,000	65,000,000
		0.30%		03/09/15	34,000,000	34,000,000
		0.30%		03/12/15	27,000,000	27,000,000
		0.25%		03/13/15	3,000,000	3,000,000
		0.25%		04/10/15	12,000,000	12,000,000
		0.25%		04/16/15	33,000,000	33,000,000
		0.25%		05/04/15	6,000,000	6,000,000
		0.30%		06/09/15	23,000,000	23,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.20%		01/05/15	26,000,000	26,000,000
		0.20%		01/14/15	132,000,000	132,000,000
		0.20%		01/21/15	9,000,000	9,000,000

Swedbank AB		0.26%		06/01/15	54,000,000	54,000,000

Toronto-Dominion Bank		0.08%		01/06/15	97,000,000	97,000,000
		0.22%		01/23/15	213,000,000	213,000,000
		0.29%		06/16/15	14,000,000	14,000,000

UBS AG		0.25%		04/07/15	105,000,000	105,000,000

Westpac Banking Corp		0.26%		07/14/15	74,000,000	74,000,000

						3,532,997,910

Government Agency Debt 0.4%
Federal Home Loan Bank		0.09%		01/02/15	27,000,000	26,999,932
		0.07%		01/28/15	3,000,000	2,999,843

Freddie Mac		0.09%		01/02/15	16,900,000	16,899,958

						46,899,733

Other Instruments 5.4%
Australia & New Zealand Banking Group, Ltd		0.07%		01/02/15	46,000,000	46,000,000
		0.12%		01/05/15	35,000,000	35,000,000

Canadian Imperial Bank of Commerce		0.04%		01/02/15	75,000,000	75,000,000

National Australia Bank, Ltd		0.05%		01/02/15	147,000,000	147,000,000

National Bank of Canada		0.09%		01/05/15	105,000,000	105,000,000

42 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Svenska Handelsbanken AB		0.04%		01/02/15	185,000,000	185,000,000

						593,000,000

Other Notes 2.6%
Bank of America, NA		0.25%		01/26/15	57,000,000	57,000,000
		0.25%		02/02/15	20,000,000	20,000,000
		0.25%		02/17/15	89,000,000	89,000,000
		0.25%		04/17/15	25,000,000	25,000,000
		0.24%		05/05/15	7,000,000	7,000,000
		0.25%		06/04/15	42,000,000	42,000,000
		0.25%		06/15/15	28,000,000	28,000,000
		0.28%		06/18/15	12,000,000	12,000,000

						280,000,000

Total Fixed-Rate Obligations
(Cost $6,029,837,378)						6,029,837,378

Variable-Rate Obligations 19.1% of net assets

Financial Company Commercial Paper 2.3%
Commonwealth Bank of Australia	c	0.23%		01/09/15	20,500,000	20,500,000
		0.24%		01/16/15	111,000,000	111,000,000
	c	0.26%	01/20/15	11/19/15	35,000,000	34,998,417

Westpac Banking Corp	c	0.28%	01/02/15	01/12/15	30,000,000	30,000,000
	c	0.24%	01/12/15	06/12/15	30,000,000	30,000,000
	c	0.26%	01/16/15	11/16/15	28,000,000	28,000,000

						254,498,417

Certificates of Deposit 14.0%
Abbey National Treasury Services PLC	a	0.31%	01/05/15	02/04/15	59,000,000	59,000,000

Bank of Nova Scotia		0.24%	01/28/15	04/28/15	27,000,000	27,000,000

Commonwealth Bank of Australia		0.25%	01/26/15	02/25/15	60,000,000	60,000,000
		0.24%	01/20/15	06/19/15	40,000,000	40,000,000

JPMorgan Chase Bank, NA		0.31%	01/22/15	10/22/15	128,000,000	128,000,000
		0.30%	01/23/15	10/23/15	68,000,000	68,000,000
		0.31%	01/27/15	10/27/15	90,000,000	90,000,000

Rabobank Nederland		0.23%	01/20/15	04/20/15	115,000,000	115,000,000
		0.23%	01/07/15	05/07/15	70,000,000	70,000,000
		0.23%	01/02/15	06/02/15	42,000,000	42,000,000

Royal Bank of Canada		0.24%	01/05/15	03/04/15	28,000,000	28,000,000
		0.25%	01/05/15	09/04/15	86,000,000	86,000,000
		0.27%	01/12/15	12/10/15	35,000,000	35,000,000

Toronto-Dominion Bank		0.23%	01/16/15	06/16/15	17,000,000	17,000,000
		0.23%	01/20/15	06/17/15	70,000,000	70,000,000
		0.25%	01/20/15	10/19/15	21,000,000	21,000,000

Wells Fargo Bank, NA		0.23%		01/09/15	147,000,000	147,000,000
		0.23%		01/14/15	180,000,000	180,000,000
		0.22%	01/02/15	05/01/15	43,000,000	43,000,000
		0.25%	01/20/15	05/20/15	58,000,000	58,000,000

Westpac Banking Corp		0.24%	01/27/15	03/27/15	52,000,000	52,000,000

See financial notes 43

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.24%	01/05/15	05/05/15	100,000,000	100,000,000

						1,536,000,000

Treasury Debt 1.4%
United States Treasury Department		0.09%	01/02/15	01/31/16	86,000,000	85,984,678
		0.11%	01/02/15	07/31/16	46,000,000	46,000,000
		0.09%	01/02/15	10/31/16	20,000,000	19,986,730

						151,971,408

Other Notes 1.3%
Bank of America, NA		0.36%	01/05/15	03/05/15	34,000,000	34,000,000

JPMorgan Chase Bank, NA		0.35%	01/22/15	01/22/16	50,000,000	50,000,000

Wells Fargo Bank, NA		0.33%	03/16/15	01/15/16	50,000,000	50,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	5,510,048	5,510,048

						139,510,048

Variable Rate Demand Notes 0.1%
EMF LLC
Bonds (One Workplace) Series 2012	a	0.17%		01/07/15	4,275,000	4,275,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.16%		01/07/15	2,350,000	2,350,000

Illinois Regional Transportation Auth
General Obligation Working Cash Notes Series 2014A1	a,c	0.11%		01/02/15	3,320,000	3,320,000

						9,945,000

Total Variable-Rate Obligations
(Cost $2,091,924,873)						2,091,924,873

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 26.0% of net assets

Government Agency Repurchase Agreements* 1.7%
Bank of Nova Scotia
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $22,660,000, 2.00% - 6.00%, due 02/01/26 - 04/20/61)		0.10%		01/02/15	22,000,122	22,000,000

BNP Paribas Securities Corp
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $69,300,001, 0.48%, due 01/15/40 - 01/25/45)		0.06%		01/02/15	66,000,220	66,000,000

Goldman Sachs & Co
Issued 12/31/14, repurchase date 01/07/15 (Collateralized by U.S. Government Agency Securities valued at $27,540,000, 2.00% - 8.50%, due 04/01/16 - 01/01/49)		0.08%		01/07/15	27,000,420	27,000,000

JP Morgan Securities, LLC
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $28,654,826, 0.63% - 3.00%, due 04/30/18 - 12/01/42)		0.10%		01/02/15	28,000,156	28,000,000

44 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $19,570,000, 2.23% - 4.72%, due 03/20/61 - 11/20/64)		0.08%		01/02/15	19,000,084	19,000,000

Mizuho Securities USA Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $24,680,214, 0.00% - 5.00%, due 01/08/15 - 03/15/41)		0.08%		01/02/15	24,000,107	24,000,000

Morgan Stanley & Co. LLC
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $5,100,000, 1.96% - 5.09%, due 08/01/34 - 09/01/42)		0.08%		01/02/15	5,000,022	5,000,000

						191,000,000

Treasury Repurchase Agreements 20.2%
Barclays Capital, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $759,974, 0.88%, due 04/30/17)		0.05%		01/02/15	745,013	745,011

Federal Reserve Bank of New York
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $601,001,710, 4.75%, due 02/15/41)		0.05%		01/02/15	601,001,669	601,000,000
Issued 12/15/14, repurchase date 01/05/15 (Collateralized by U.S. Treasury Securities valued at $379,355,013, 1.38% - 4.00%, due 08/15/18 - 08/15/22)		0.07%		01/05/15	378,015,435	378,000,000
Issued 12/29/14, repurchase date 01/05/15 (Collateralized by U.S. Treasury Securities valued at $837,012,637, 2.50%, due 08/15/23)		0.10%		01/05/15	833,016,197	833,000,000
Issued 12/22/14, repurchase date 01/05/15 (Collateralized by U.S. Treasury Securities valued at $263,907,198, 1.63% - 4.50%, due 08/15/22 - 05/15/38)		0.10%		01/05/15	260,010,111	260,000,000

JP Morgan Securities, LLC
Issued 12/12/14, repurchase date 01/15/15 (Collateralized by U.S. Treasury Securities valued at $87,724,261, 0.63% - 5.13%, due 05/15/16 - 05/15/24)		0.09%		01/07/15	86,005,590	86,000,000
Issued 12/12/14, repurchase date 01/22/15 (Collateralized by U.S. Treasury Securities valued at $59,162,813, 0.63% - 1.75%, due 04/30/18 - 05/15/22)		0.09%		01/07/15	58,003,770	58,000,000

						2,216,745,011

Other Repurchase Agreements** 4.1%
BNP Paribas Securities Corp
Issued 12/02/14, repurchase date 02/09/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,195,283, 1.60% - 5.75%, due 03/06/17 - 04/25/35)		0.26%		01/07/15	8,002,080	8,000,000
Issued 11/19/14, repurchase date 02/17/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $40,250,000, 0.38% - 8.13%, due 05/15/15 - 06/25/37)		0.46%		01/07/15	35,021,914	35,000,000

Credit Suisse Securities (USA), LLC
Issued 10/21/14, repurchase date 02/03/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,452,199, 5.54%, due 09/15/39)	d	0.65%		02/03/15	3,005,688	3,000,000

See financial notes 45

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 10/28/14, repurchase date 02/10/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $37,951,724, 5.42% - 5.77%, due 03/25/36 - 05/15/46)	d	0.65%		02/10/15	33,062,563	33,000,000
Issued 11/04/14, repurchase date 02/17/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $90,850,672, 0.29% - 5.37%, due 08/25/34 - 12/25/46)	d	0.65%		02/17/15	79,149,771	79,000,000
Issued 11/12/14, repurchase date 02/25/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $31,054,131, 5.00% - 5.80%, due 02/25/19 - 12/10/46)	d	0.65%		02/25/15	27,051,188	27,000,000
Issued 12/22/14, repurchase date 04/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $42,550,855, 0.43% - 6.15%, due 04/25/33 - 06/13/50)	d	0.65%		04/02/15	37,067,474	37,000,000
Issued 12/24/14, repurchase date 04/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $12,651,353, 5.54%, due 09/15/39)	d	0.65%		04/02/15	11,019,663	11,000,000

JP Morgan Securities, LLC
Issued 12/17/14, repurchase date 06/15/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $51,762,277, 0.00% - 8.88%, due 11/15/15 - 06/25/58)	d	0.61%		03/31/15	45,079,300	45,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 11/07/14, repurchase date 02/06/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $192,050,000, 0.00% - 9.38%, due 01/25/18 - 09/25/57)	d	0.55%		02/04/15	167,227,074	167,000,000

						445,000,000

Total Repurchase Agreements
(Cost $2,852,745,011)						2,852,745,011

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $10,974,507,262.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $844,381,462 or 7.7% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $407,510,048 or 3.7% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CP —	Commercial paper
ETF —	Exchange Traded Fund

At December 31, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

46 See financial notes

 Schwab Value Advantage Money Fund

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments, at cost and value		$8,121,762,251
Repurchase agreements, at cost and value	+	2,852,745,011

Total investments, at cost and value (Note 2a)		10,974,507,262
Cash		784
Receivables:
Fund shares sold		13,202,953
Interest		3,951,195
Prepaid expenses	+	92,426

Total assets		10,991,754,620

Liabilities

Payables:
Investment adviser and administrator fees		504,835
Shareholder service fees		49,268
Fund shares redeemed		24,678,936
Distributions to shareholders		13,694
Accrued expenses	+	285,913

Total liabilities		25,532,646

Net Assets

Total assets		10,991,754,620
Total liabilities	−	25,532,646

Net assets		$10,966,221,974

Net Assets by Source
Capital received from investors		10,968,144,515
Net realized capital losses		(1,922,541)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$7,216,576,811		7,216,524,834		$1.00
Select Shares	$1,138,259,205		1,138,251,760		$1.00
Institutional Shares	$793,697,806		793,691,611		$1.00
Institutional Prime Shares	$1,817,688,152		1,817,675,900		$1.00

See financial notes 47

 Schwab Value Advantage Money Fund

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Interest		$26,004,795

Expenses

Investment adviser and administrator fees		37,720,629
Shareholder service fees:
Investor Shares		19,412,353
Select Shares		1,761,694
Institutional Shares		350,709
Institutional Prime Shares		377,094
Registration fees		374,067
Custodian fees		353,453
Portfolio accounting fees		325,810
Shareholder reports		137,677
Transfer agent fees		84,475
Professional fees		69,814
Independent trustees’ fees		60,088
Other expenses	+	245,754

Total expenses		61,273,617
Expense reduction by CSIM and its affiliates	−	36,486,339

Net expenses	−	24,787,278

Net investment income		1,217,517

Realized Gains (Losses)

Net realized gains on investments		24,247

Increase in net assets resulting from operations		$1,241,764

48 See financial notes

 Schwab Value Advantage Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$1,217,517	$2,258,927
Net realized gains	+	24,247	31,031

Increase in net assets from operations		1,241,764	2,289,958

Distributions to Shareholders

Distributions from net investment income
Investor Shares		(776,490)	(912,646)
Select Shares		(117,446)	(129,868)
Institutional Shares		(87,677)	(278,364)
Institutional Prime Shares	+	(235,904)	(938,049)

Total distributions from net investment income		(1,217,517)	(2,258,927)

Transactions in Fund Shares*

Shares Sold
Investor Shares		1,130,615,858	1,528,792,448
Select Shares		388,611,912	481,981,314
Institutional Shares		418,464,300	752,533,146
Institutional Prime Shares	+	978,875,096	1,588,209,710

Total shares sold		2,916,567,166	4,351,516,618

Shares Reinvested
Investor Shares		721,769	850,179
Select Shares		105,423	117,522
Institutional Shares		79,908	250,670
Institutional Prime Shares	+	191,678	772,192

Total shares reinvested		1,098,778	1,990,563

Shares Redeemed
Investor Shares		(2,340,010,215)	(3,034,904,832)
Select Shares		(488,788,277)	(646,777,475)
Institutional Shares		(593,257,625)	(1,048,872,546)
Institutional Prime Shares	+	(1,352,226,080)	(1,321,430,274)

Total shares redeemed		(4,774,282,197)	(6,051,985,127)

Net transactions in fund shares		(1,856,616,253)	(1,698,477,946)

Net Assets

Beginning of period		12,822,813,980	14,521,260,895
Total decrease	+	(1,856,592,006)	(1,698,446,915)

End of period		$10,966,221,974	$12,822,813,980

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 49

 Schwab Taxable Money Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Cash Reserves	Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund

Schwab Government Money Fund and Schwab U.S. Treasury Money Fund each offer one share class. Schwab Treasury Obligations Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Schwab Value Advantage Money Fund offers four share classes: Investor Shares, Select Shares, Institutional Shares and Institutional Prime Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Effective October 4, 2013, Schwab Treasury Obligations Money Fund closed to new investors.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that

50

 Schwab Taxable Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of December 31, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

 51

 Schwab Taxable Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

As of December 31, 2014, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:

Schwab Government Money Fund	$9,169,687,389
Schwab U.S. Treasury Money Fund	—
Schwab Treasury Obligations Money Fund	620,864,764
Schwab Value Advantage Money Fund	2,852,745,011

The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

52

 Schwab Taxable Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the

 53

 Schwab Taxable Money Funds

Financial Notes (continued)

3. Risk Factors (continued):

U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The funds’ investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — an indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

54

 Schwab Taxable Money Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and sweep shares of Schwab Treasury Obligations Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in such funds.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the funds shares owned by shareholders holding shares through such service providers. Shares of the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund and the Schwab Treasury Obligations Money Fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Schwab Government Money Fund	0.25%	0.15%
Schwab U.S. Treasury Money Fund	0.25%	0.15%
Schwab Treasury Obligations Money Fund
Sweep Shares	0.25%	0.15%
Value Advantage Shares	0.22%	n/a
Schwab Value Advantage Money Fund
Investor Shares	0.25%	n/a
Select Shares	0.15%	n/a
Institutional Shares	0.04%	n/a
Institutional Prime Shares	0.02%	n/a

 55

 Schwab Taxable Money Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”), as follows:

Schwab Government Money Fund*	0.75%
Schwab U.S. Treasury Money Fund*	0.60%
Schwab Treasury Obligations Money Fund
Sweep Shares*	0.65%
Value Advantage Shares*	0.45%
Schwab Value Advantage Money Fund
Investor Shares*	0.45%
Select Shares**	0.35%
Institutional Shares**	0.24%
Institutional Prime Shares**	0.21%

*	CSIM and its affiliates have agreed to limit the fund’s or fund share class’s expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	CSIM and its affiliates have agreed to limit this share class’s expenses as described above through April 29, 2016.

In addition, effective January 1, 2014 through December 31, 2014, CSIM and its affiliates agreed to waive an additional amount of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund — Investor Shares and Select Shares expenses equal to 0.035% of each fund’s or share class’s average daily net assets.

During the period ended December 31, 2014, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:

	Total	Contractual Expense
	Waived Amount	Limitation Waived Amount

Schwab Government Money Fund	$145,908,817	$8,161,432
Schwab U.S. Treasury Money Fund	138,285,185	32,339,600
Schwab Treasury Obligations Money Fund	8,459,442	1,977,294
Schwab Value Advantage Money Fund	36,486,339	19,078,609

The remainder of the total waived amounts not related to the contractual expense limitations are discussed below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for Schwab Value Advantage Money Fund (and each of its classes) and a non-negative net yield for Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund (and each of its classes). CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time

56

 Schwab Taxable Money Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of December 31, 2014, the balance of recoupable waivers is as follows:

	Expiration Date
	December 31, 2015	December 31, 2016	December 31, 2017	Total

Schwab Government Money Fund	$92,350,176	$113,403,754	$137,747,385	$343,501,315
Schwab U.S. Treasury Money Fund	113,232,994	110,327,343	105,945,585	329,505,922
Schwab Treasury Obligations Money Fund
Sweep Shares	1,085,366	7,200,865	6,253,754	14,539,985
Value Advantage Shares	91,687	315,591	228,394	635,672
Schwab Value Advantage Money Fund
Investor Shares	14,891,415	15,292,609	15,890,278	46,074,302
Select Shares	677,636	879,845	1,229,378	2,786,859
Institutional Shares	—	65,344	259,511	324,855
Institutional Prime Shares	—	—	28,563	28,563

As of December 31, 2014, recoupable waivers expired as follows:

Schwab Government Money Fund	$83,766,891
Schwab U.S. Treasury Money Fund	106,070,367
Schwab Value Advantage Money Fund
Investor Shares	20,645,844
Select Shares	1,261,119
Institutional Shares	201,204
Institutional Prime Shares	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

As of December 31, 2014, the funds had no undistributed earnings on a tax basis.

 57

 Schwab Taxable Money Funds

Financial Notes (continued)

7. Federal Income Taxes (continued):

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

			Schwab
	Schwab	Schwab	Treasury	Schwab
	Government	U.S. Treasury	Obligations	Value Advantage
Expiration Date	Money Fund	Money Fund	Money Fund	Money Fund

December 31, 2017	$—	$—	$—	$1,922,541
No expiration*	188,662	454,768	27,185	—

Total	$188,662	$454,768	$27,185	$1,922,541

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the funds had no capital losses deferred and had capital loss carryforwards utilized as follows:

Schwab
	Schwab	Schwab	Treasury	Schwab
	Government	U.S. Treasury	Obligations	Value Advantage
	Money Fund	Money Fund	Money Fund	Money Fund

Capital losses utilized	$—	$—	$—	$24,247

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

			Schwab
	Schwab	Schwab	Treasury	Schwab
	Government	U.S. Treasury	Obligations	Value Advantage
	Money Fund	Money Fund	Money Fund	Money Fund

Current period distributions
Ordinary income	$—	$—	$—	$1,217,517

Prior period distributions
Ordinary income	$1,648,094	$1,686,238	$112,491	$2,258,927

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2014, the funds made the following reclassifications:

			Schwab
	Schwab	Schwab	Treasury	Schwab
	Government	U.S. Treasury	Obligations	Value Advantage
	Money Fund	Money Fund	Money Fund	Money Fund

Capital shares	($2,542)	$—	$—	$—
Undistributed net investment income	2,542	—	—	—

58

 Schwab Taxable Money Funds

Financial Notes (continued)

7. Federal Income Taxes (continued):

As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the funds did not incur any interest or penalties.

8. Recent Regulatory Development:

On July 23, 2014 the SEC passed new amendments to the rules governing money market funds. The new amendments have mandatory compliance dates, which are staggered over the next two years. Management is currently evaluating the impact of the new amendments and their impact to the funds’ future financial statements and related disclosures.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Treasury Obligations Money Fund
Schwab Value Advantage Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund (four of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets and each of their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2015

60

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	74	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	74	Director, KLA-Tencor Corporation (2008 – present)

Charles A. Ruffel 1956 Trustee (Trustee of The Charles Schwab Family of Funds since 2015.)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

 61

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

62

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 63

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

64

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.csimfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 65

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2014 Schwab Funds. All rights reserved.

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31360-10
00132605

Annual report dated December 31, 2014, enclosed.

Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

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Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

Annual Report
December 31, 2014

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the 12-month reporting period ended December 31, 2014, yields on municipal money market securities remained extremely low.

Dear Shareholder,

I’d like to thank you for trusting us to help you meet your investment goals and for reading this annual report regarding the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund. These funds are designed to offer stability of capital, liquidity, and income, and are meant to help serve as part of the foundation of an investor’s portfolio.

For the 12-month reporting period ended December 31, 2014, yields on municipal money market securities remained extremely low. With moderate economic improvements, the Federal Reserve wrapped up its quantitative easing policies aimed at holding down long-term interest rates, while keeping short-term interest rates near zero percent. Meanwhile, the supply of municipal securities remained limited as municipalities issued fewer securities, which maintained downward pressure on yields.

In related industry matters, the Securities and Exchange Commission released final guidance regarding the rules that govern money market funds in July 2014. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. Investors will also benefit from enhanced disclosures and increased protections from these changes.

For more information about these developments, please visit the “Insights” section of www.csimfunds.com, where you’ll find links under the heading, “Money Fund Reform FAQ.” In addition, please continue reading this report for more information about the Schwab Municipal Money Funds, or visit our website. We are also happy to hear from you at 1-800-435-0000.

Sincerely,

2 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Fund Management

Kenneth Salinger, CFA, Managing Director and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He has also had overall responsibility for all aspects of the management of the funds since 2008. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 3

Schwab Municipal Money Fund™

The Schwab Municipal Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the year ended December 31, 2014, to help the fund maintain a positive net yield.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced steady demand during the 12-month reporting period. Supply, however, declined during the reporting period, pushing yields to or near record lows in a multi-year trend for muni money market funds.

Growing credit improvement and an ongoing appreciation for the tax advantages of munis played an important role in supporting muni money market funds during the 12-month reporting period. Money markets generally benefitted from higher allocations of cash among corporations and higher net worth individuals, continuing a trend that began several years ago. A healthier U.S. economic environment increased tax revenues for many municipalities and contributed to improving overall credit conditions. At the same time, growing regulatory burdens among banks, which often provide credit or liquidity enhancements for municipal securities, have made the issuance of short-term instruments more expensive for issuers. When combined, the generally improving economic conditions and the impact of more burdensome regulations on banks resulted in downward pressure on supply during the 12-month reporting period.

These conditions, combined with the Federal Reserve keeping short-term interest rates at 0% to 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.03% and 0.12%, finishing the period near the lower end of this range.

Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers. From the beginning of the year through May, the fund’s WAM hovered in a range of roughly 31 to 42 days. As the overall supply of acceptable securities rose in June during the typical “note season,” the fund’s WAM was extended as some of these securities were added to the portfolio. Reflecting these strategies, the fund’s WAM started the period at 41 days and ended at 50 days.

As of 12/31/14:

 Portfolio Composition By Maturity2

% of investments

1-7 Days	68.4%
8-30 Days	1.4%
31-60 Days	4.2%
61-90 Days	4.8%
91-180 Days	9.3%
More than 180 Days	11.9%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	50 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	41%

 Portfolio Composition by Security Type5

% of investments

Tender Option Bonds	23.6%
Variable Rate Demand Obligations	46.0%
Commercial Paper	13.3%
Fixed Rate Notes	14.7%
Other	2.4%
Total	100.0%

 Largest Holdings by State

% of Net Assets

Texas	16.5%
New York	8.2%
California	7.2%
Florida	6.6%
Illinois	5.5%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[5]	Portfolio Composition is calculated using the Par Value of Investments.

4 Schwab Municipal Money Fundtm

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Municipal Money Fundtm
	Sweep	Value Advantage	Select	Institutional
	Shares	Shares®	Shares®	Shares

Ticker Symbol	SWXXX	SWTXX	SWLXX	SWOXX
Minimum Initial Investment[1]	**	$25,000[2]	$1,000,000	$3,000,000

Seven-Day Yield[3]	0.01%	0.01%	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.08%	-0.09%	-0.19%	-0.30%

Seven-Day Effective Yield[3]	0.01%	0.01%	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.51%, 0.37%, 0.27%, and 0.16% to the seven-day yields of the Sweep Shares, Value Advantage Shares, Select Shares, and Institutional Shares, respectively.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.

Schwab Municipal Money Fundtm 5

Schwab AMT Tax-Free Money Fund™

The Schwab AMT Tax-Free Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the year ended December 31, 2014, to help the fund maintain a positive net yield.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced steady demand during the 12-month reporting period. Supply, however, declined during the reporting period, pushing yields to or near record lows in a multi-year trend for muni money market funds.

Growing credit improvement and an ongoing appreciation for the tax advantages of munis played an important role in supporting muni money market funds during the 12-month reporting period. Money markets generally benefitted from higher allocations of cash among corporations and higher net worth individuals, continuing a trend that began several years ago. A healthier U.S. economic environment increased tax revenues for many municipalities and contributed to improving overall credit conditions. At the same time, growing regulatory burdens among banks, which often provide credit or liquidity enhancements for municipal securities, have made the issuance of short-term instruments more expensive for issuers. When combined, the generally improving economic conditions and the impact of more burdensome regulations on banks resulted in downward pressure on supply during the 12-month reporting period.

These conditions, combined with the Federal Reserve keeping short-term interest rates at 0% to 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.03% and 0.12%, finishing the period near the lower end of this range.

Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while generally maintaining a weighted average maturity (WAM) that was conservatively longer than many of the fund’s peers. As the overall supply of acceptable securities rose during June, the fund’s WAM was extended. Reflecting this environment, the fund’s WAM started the period at 45 days and ended at approximately 50 days.

As of 12/31/14:

 Portfolio Composition By Maturity2

% of investments

1-7 Days	64.8%
8-30 Days	1.9%
31-60 Days	5.3%
61-90 Days	7.9%
91-180 Days	6.7%
More than 180 Days	13.4%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	50 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	34%

 Portfolio Composition by Security Type5

% of investments

Tender Option Bonds	31.4%
Variable Rate Demand Obligations	34.6%
Commercial Paper	18.0%
Fixed Rate Notes	12.5%
Other	3.5%
Total	100.0%

 Largest Holdings by State

% of Net Assets

Texas	13.3%
New York	9.7%
California	8.3%
Illinois	7.5%
Alabama	6.9%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[5]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab AMT Tax-Free Money Fundtm
	Sweep	Value Advantage
	Shares	Shares®

Ticker Symbol	SWFXX	SWWXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.08%	-0.12%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.54% and 0.37% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.

Schwab AMT Tax-Free Money Fundtm 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2014 and held through December 31, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/14	at 12/31/14	7/1/14–12/31/14

Schwab Municipal Money Fundtm
Sweep Shares
Actual Return	0.08%	$1,000.00	$1,000.20	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$0.41
Value Advantage Shares®
Actual Return	0.08%	$1,000.00	$1,000.20	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$0.41
Select Shares®
Actual Return	0.08%	$1,000.00	$1,000.20	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$0.41
Institutional Shares
Actual Return	0.08%	$1,000.00	$1,000.20	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$0.41

Schwab AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.08%	$1,000.00	$1,000.10	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$0.41
Value Advantage Shares®
Actual Return	0.08%	$1,000.00	$1,000.10	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$0.41

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

8 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Schwab Municipal Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
Sweep Shares	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.02		0.01		0.01		0.01		0.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[2]	0.15	[2]	0.22	[2]	0.29	[2]	0.35	[2]
Gross operating expenses	0.68		0.68		0.68		0.68		0.68
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	11,405		11,243		11,721		10,220		9,857

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
Value Advantage Shares	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.02		0.01		0.01		0.01		0.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[2]	0.16	[2]	0.22	[2]	0.30	[2]	0.34	[2]
Gross operating expenses	0.55		0.55		0.55		0.55		0.55
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	621		717		815		918		1,205

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)

See financial notes 9

 Schwab Municipal Money Fund

Financial Highlights continued

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
Select Shares	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.02		0.01		0.01		0.02		0.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[2]	0.16	[2]	0.22	[2]	0.29	[2]	0.34	[2]
Gross operating expenses	0.55		0.55		0.55		0.55		0.55
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net asset, end of period ($ x 1,000,000)	365		403		467		517		712

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
Institutional Shares	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.02		0.01		0.01		0.07		0.13

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[2]	0.16	[2]	0.22	[2]	0.24	[2]	0.24	[2]
Gross operating expenses	0.55		0.55		0.55		0.55		0.55
Net investment income (loss)	0.01		0.01		0.01		0.07		0.12
Net assets, end of period ($ x 1,000,000)	1,037		1,161		1,389		2,080		2,833

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)

10 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

30.8%	Fixed-Rate Securities	4,137,655,452	4,137,655,452
69.3%	Variable-Rate Securities	9,299,491,368	9,299,491,368

100.1%	Total Investments	13,437,146,820	13,437,146,820
(0.1%)	Other Assets and Liabilities, Net		(9,313,835)

100.0%	Net Assets		13,427,832,985

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 30.8% of net assets

Alabama 0.4%
Huntsville Health Care Auth
CP		0.07%		01/21/15	22,500,000	22,500,000

CP		0.08%		02/10/15	17,500,000	17,500,000

CP		0.09%		05/05/15	15,000,000	15,000,000

						55,000,000

Alaska 0.1%
North Slope Borough
GO & GO Refunding Bonds Series 2005A		5.00%		06/30/15	150,000	153,525

GO Bonds Series 2006A		5.00%		06/30/15	1,050,000	1,075,137

GO Bonds Series 2011A		4.00%		06/30/15	100,000	101,831

GO Bonds Series 2013A		3.00%		06/30/15	3,600,000	3,651,254

GO Bonds Series 2014A		2.00%		06/30/15	9,000,000	9,083,343

						14,065,090

Arizona 0.2%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008D		5.00%		01/01/16	1,500,000	1,568,790

Phoenix Civic Improvement Corp
Airport CP Series 2014A &B1 (LOC: Bank of America, NA)		0.10%		03/04/15	7,000,000	7,000,000

Airport CP Series 2014A2&B2 (LOC: Barclays Bank Plc)		0.11%		04/02/15	20,000,000	20,000,000

						28,568,790

California 4.8%
California
GO Bonds		5.00%		09/01/15	15,000,000	15,485,608

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.06%		02/04/15	8,100,000	8,100,000

GO CP Series 2011A4 (LOC: Morgan Stanley Bank NA)		0.07%		01/13/15	3,110,000	3,110,000

See financial notes 11

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.09%		03/02/15	20,000,000	20,000,000

GO Refunding Bonds		4.00%		02/01/15	200,000	200,626

California Health Facilities Financing Auth
RB (Cedars-Sinai Medical Center) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a,b	0.16%		05/28/15	28,275,000	28,275,000

RB (Kaiser Permanente) Series 2006E		0.14%		02/05/15	29,000,000	29,000,000

RB (Kaiser Permanente) Series 2006E		0.14%		03/02/15	19,435,000	19,435,000

RB (Kaiser Permanente) Series 2006E		0.13%		04/02/15	7,500,000	7,500,000

RB (Kaiser Permanente) Series 2006E		0.14%		06/01/15	4,000,000	4,000,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.14%		02/04/15	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004E		0.14%		08/05/15	26,200,000	26,200,000

RB (Kaiser Permanente) Series 2004I		0.14%		02/05/15	15,000,000	15,000,000

RB (Kaiser Permanente) Series 2004I		0.14%		06/01/15	6,700,000	6,700,000

RB (Kaiser Permanente) Series 2004I		0.14%		07/01/15	2,600,000	2,600,000

RB (Kaiser Permanente) Series 2004I		0.14%		08/06/15	4,900,000	4,900,000

RB (Kaiser Permanente) Series 2004K		0.14%		01/06/15	16,000,000	16,000,000

RB (Kaiser Permanente) Series 2004K		0.14%		07/08/15	20,800,000	20,800,000

RB (Kaiser Permanente) Series 2006D		0.14%		08/05/15	23,000,000	23,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		01/07/15	18,000,000	18,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		04/01/15	1,000,000	1,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		05/04/15	24,000,000	24,000,000

RB (Kaiser Permanente) Series 2008C		0.14%		06/15/15	28,000,000	28,000,000

RB (Kaiser Permanente) Series 2009B2		0.13%		03/05/15	27,000,000	27,000,000

RB (Kaiser Permanente) Series 2009B3		0.13%		05/05/15	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2009B6		0.14%		06/04/15	31,000,000	31,000,000

East Bay Municipal Utility District
Water System Extendible CP		0.08%	01/21/15	07/04/15	11,300,000	11,300,000

Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a,b	0.16%		06/11/15	9,690,000	9,690,000

Los Angeles
TRAN 2014		1.50%		06/25/15	90,000,000	90,598,500

Los Angeles Cnty
TRAN 2014-2015		1.50%		06/30/15	90,000	90,612

Los Angeles Dept of Airports
Sub Revenue CP Series A1,B1,C1&D1 (LOC: Bank of the West)		0.13%		02/04/15	12,905,000	12,905,000

Riverside Cnty
TRAN 2014-2015		1.50%		06/30/15	35,000,000	35,238,673

Sacramento Municipal Utility District
CP Series L1 (LOC: Barclays Bank Plc)		0.07%		03/10/15	10,000,000	10,000,000

San Diego USD
GO Refunding Bonds Series 2014R3		5.00%		07/01/15	1,935,000	1,981,522

TRAN 2014-2015 Series A		1.50%		06/30/15	14,000,000	14,095,251

San Francisco Airport Commission
Second Series Refunding RB Series 2011C (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.18%		07/09/15	13,030,000	13,030,000

San Francisco Cnty Transportation Auth
CP Series A&B (LOC: Wells Fargo Bank, NA)		0.07%		03/02/15	15,200,000	15,200,000

CP Series A&B (LOC: Wells Fargo Bank, NA)		0.10%		03/09/15	16,209,000	16,209,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a,b	0.10%		01/15/15	475,000	475,000

						638,119,792

12 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Colorado 0.7%
Colorado
General Fund TRAN Series 2014A		3.00%		06/26/15	75,000,000	76,040,802

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008C2		4.00%		11/12/15	2,170,000	2,240,139

RB (Catholic Health Initiatives) Series 2011A		5.00%		02/01/15	200,000	200,813

Dawson Ridge Metropolitan District No.1
LT Refunding Bonds Series 1992A (ESCROW/LIQ: Wells Fargo & Co)	a,b	0.10%		01/15/15	10,020,000	10,020,000

Univ of Colorado
Univ Enterprise RB Series 2009B1		5.00%		06/01/15	100,000	101,966

						88,603,720

Connecticut 0.1%
Connecticut
GO Bonds Series 2005D		5.00%		11/15/15	100,000	104,035

GO Bonds Series 2006D		5.00%		11/01/15	210,000	217,913

Manchester
GO Temporary Notes		1.00%		07/02/15	15,000,000	15,063,450

						15,385,398

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.06%		01/15/15	8,000,000	8,000,000

District of Columbia 1.4%
District of Columbia
GO Bonds Series 2005A (ESCROW)		5.00%		06/01/15	17,910,000	18,271,086

GO Bonds Series 2007C		5.00%		06/01/15	1,750,000	1,784,891

GO Bonds Series 2008E		5.00%		06/01/15	225,000	229,440

GO TRAN Fiscal 2015		1.50%		09/30/15	115,000,000	116,180,919

Income Tax Secured RB Series 2009A		4.00%		12/01/15	1,000,000	1,034,694

RB (Georgetown Univ) Series 2001C (GTY/LIQ: Wells Fargo & Co)	a,b	0.16%		06/11/15	24,995,000	24,995,000

District of Columbia Water & Sewer Auth
Public Utility RB Series 1998		6.00%		10/01/15	1,000,000	1,043,594

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a,b	0.11%		03/12/15	19,712,000	19,712,000

						183,251,624

Florida 1.2%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008A (LOC: Bank of America, NA)		0.09%		02/03/15	11,750,000	11,750,000

Broward Cnty SD
TAN Series 2014		5.00%		01/30/15	30,000,000	30,117,747

Florida Local Government Finance Commission
CP Series A1&B1 (LOC: JPMorgan Chase Bank, NA)		0.08%		01/06/15	7,000,000	7,000,000

Florida State Board of Education
Capital Outlay Bonds Series 2005A		5.00%		01/01/15	310,000	310,000

Capital Outlay Bonds Series 2014A		3.00%		01/01/16	1,805,000	1,854,782

Capital Outlay Refunding Bonds Series 2005A		5.00%		06/01/15	300,000	305,886

See financial notes 13

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Public Education Capital Outlay Bonds Series 2007B&C (LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	5,680,000	5,680,000

Public Education Capital Outlay Bonds Series 2010B		5.00%		06/01/15	100,000	101,966

Public Education Capital Outlay Refunding Bonds Series 2009B		5.00%		06/01/15	2,700,000	2,753,972

Public Education Capital Outlay Refunding Bonds Series 2009D		5.00%		06/01/15	460,000	469,048

Public Education Capital Outlay Refunding Bonds Series 2013A		5.00%		06/01/15	825,000	841,393

Hillsborough Cnty School Board
Sales Tax Refunding RB Series 2007 (GTY/LIQ: Wells Fargo & Co)	a,b	0.12%		05/07/15	11,275,000	11,275,000

Jacksonville
Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.13%		07/09/15	5,300,000	5,300,000

JEA
Electric System RB Series Three 2008C3 (LIQ: Royal Bank of Canada)		0.09%		03/03/15	17,000,000	17,000,000

Electric System RB Series Three 2008E		5.00%		10/01/15	125,000	129,427

Electric System RB Series Three 2010D		4.00%		10/01/15	150,000	154,223

Electric System RB Series Three 2013C		3.00%		10/01/15	730,000	745,214

Electric System Sub RB Series 2013B		5.00%		10/01/15	2,170,000	2,247,537

Electric System Sub RB Series 2013D		3.00%		10/01/15	950,000	969,863

Miami-Dade Cnty
Water & Sewer RB Series 2008A		5.00%		10/01/15	12,040,000	12,473,610

Water & Sewer System RB Series 2008A		5.00%		10/01/15	100,000	103,515

Orlando Utilities Commission
Utility System Refunding RB Series 2009C		4.00%		10/01/15	100,000	102,805

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a,b,d	0.11%		03/12/15	28,235,000	28,235,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2007		5.00%		08/15/15	780,000	803,103

Sunshine State Government Financing Commission
CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.09%		04/08/15	16,534,000	16,534,000

CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.12%		06/12/15	10,000,000	10,000,000

						167,258,091

Georgia 0.3%
DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta) Series 2009 (LIQ: Wells Fargo & Co)	a,b	0.15%		06/18/15	12,395,000	12,395,000

Georgia
GO Bonds 2006D		5.00%		07/01/15	2,000,000	2,048,538

GO Bonds 2009B		4.00%		01/01/16	1,000,000	1,037,534

GO Refunding Bonds 2009E		5.00%		07/01/15	100,000	102,334

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2007B (GTY/LIQ: US Bank, NA)	a,b	0.11%		03/05/15	20,260,000	20,260,000

						35,843,406

Hawaii 0.0%
Hawaii
GO Bonds Series 2008DK		5.00%		05/01/15	150,000	152,331

GO Refunding Bonds Series 2010DY		4.00%		02/01/15	850,000	852,648

GO Refunding Bonds Series 2013EJ		5.00%		08/01/15	200,000	205,458

Honolulu
GO Bonds Series 2005D (ESCROW)		5.00%		07/01/15	1,000,000	1,023,863

14 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2007A		4.00%		07/01/15	250,000	254,699

						2,488,999

Idaho 0.5%
Idaho
TAN Series 2014		2.00%		06/30/15	67,000,000	67,623,556

Illinois 0.4%
Chicago
CP Series 2011B1&B2 (LOC: Wells Fargo Bank, NA)		0.13%		05/06/15	9,296,000	9,296,000

GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a,b	0.25%		07/08/15	1,835,000	1,835,000

Illinois Educational Facilties Auth
CP Revenue (LOC: Northern Trust Co)		0.08%		02/02/15	13,655,000	13,655,000

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2003A		0.13%		07/16/15	4,485,000	4,485,000

RB (Advocate Health Care Network) Series 2003C		0.17%		05/01/15	4,830,000	4,830,000

RB (Advocate Health Care Network) Series 2008C3B		0.13%		07/16/15	5,000,000	5,000,000

RB (Ascension Health Alliance) Series 2012E1		5.00%		05/01/15	1,450,000	1,473,133

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a,b	0.12%		05/07/15	18,105,000	18,105,000

						58,679,133

Indiana 1.6%
Hamilton Southeastern Consolidated School Building Corp
BAN Series 2014B		0.32%		05/27/15	8,000,000	8,000,000

Indiana Finance Auth
Refunding & RB (Trinity Health) Series 2009A (LIQ: Wells Fargo & Co)	a,b	0.15%		06/25/15	24,090,000	24,090,000

Posey Cnty
Refunding RB (Midwest Fertilizer) Series 2013A (ESCROW)		0.23%		04/02/15	170,000,000	170,000,000

Whiting
Environmental Facilities RB (BP Products NA) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	7,900,000	7,900,000

						209,990,000

Louisiana 0.1%
Louisiana
GO Refunding Bonds Series 2005A		5.00%		08/01/15	1,200,000	1,233,759

Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: Wells Fargo Bank, NA)		0.50%		03/15/15	18,500,000	18,500,000

						19,733,759

Maryland 0.3%
Montgomery Cnty
RB (CHE Trinity Health) Series 2013MD		0.08%		03/02/15	37,500,000	37,500,000

Massachusetts 1.9%
Essex North Shore Technical & Agricultural SD
GO BAN		0.75%		06/19/15	20,600,000	20,648,491

Fall River
GO BAN		1.00%		02/13/15	15,000,000	15,011,961

See financial notes 15

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Framingham
GO BAN		1.00%		12/11/15	6,483,558	6,534,170

Haverhill
BAN		1.00%		12/01/15	4,000,000	4,028,111

Lowell
GO BAN Series A		1.00%		09/11/15	6,741,114	6,778,879

Lynnfield
GO Refunding Bonds		3.00%		07/01/15	1,000,000	1,014,096

Massachusetts
GO Bonds Consolidated Loan Series 2001D		5.50%		11/01/15	600,000	626,121

GO Bonds Consolidated Loan Series 2002C		5.50%		11/01/15	550,000	574,012

GO Bonds Consolidated Loan Series 2010C		5.00%		12/01/15	1,125,000	1,174,527

GO Refunding Bonds Series 2003D		5.50%		10/01/15	4,700,000	4,887,940

GO Refunding Bonds Series 2010B		4.00%		12/01/15	320,000	330,983

Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: State Street Bank & Trust Company, NA)		0.08%		03/10/15	5,200,000	5,200,000

Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010B		5.00%		01/01/15	4,000,000	4,000,000

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2007C		5.00%		07/01/15	250,000	255,901

Revenue Notes (Harvard Univ) Series EE		0.06%		02/02/15	11,000,000	11,000,000

Revenue Notes (Harvard Univ) Series EE		0.06%		02/03/15	33,236,000	33,236,000

Massachusetts School Building Auth
BAN Series 2014A		1.00%		07/16/15	85,000,000	85,400,938

BAN Series 2014A		5.00%		07/16/15	23,500,000	24,115,218

Dedicated Sales Tax Bonds Series 2009A		5.00%		05/15/15	300,000	305,259

Dedicated Sales Tax Series 2005A		5.00%		08/15/15	455,000	468,370

Massachusetts State College Building Auth
Refunding RB Series 2014D		1.00%		05/01/15	1,045,000	1,047,935

New Bedford
GO BAN		1.00%		02/06/15	13,000,000	13,009,334

Newburyport
ULT GO BAN		1.00%		10/23/15	4,000,000	4,027,425

Univ of Massachusetts Building Auth
Refunding RB Sr Series 2005-2 (ESCROW)		5.00%		11/01/15	4,100,000	4,264,342

Wellesley
GO BAN		1.00%		06/15/15	10,000,000	10,040,734

						257,980,747

Michigan 0.0%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.08%		03/02/15	4,465,000	4,465,000

Minnesota 0.5%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.06%		02/04/15	15,100,000	15,100,000

Health Care Facilities RB (Mayo Foundation) Series 2000A		0.07%		02/04/15	11,000,000	11,000,000

Health Care Facilities RB (Mayo Foundation) Series 2000A		0.06%		02/17/15	41,600,000	41,600,000

						67,700,000

16 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.10%		02/02/15	11,840,000	11,840,000

Mississippi
GO Refunding Bonds Series 2012B		5.00%		11/01/15	605,000	629,101

Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B2		0.25%		01/07/15	7,665,000	7,665,000

						20,134,101

Missouri 0.2%
St. Louis
TRAN Series 2014		2.00%		05/29/15	27,500,000	27,706,272

Nevada 0.7%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		03/04/15	14,500,000	14,500,000

LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		03/05/15	49,960,000	49,960,000

Truckee Meadows Water Auth
Water Revenue CP Series 2006A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		03/05/15	15,000,000	15,000,000

Water Revenue CP Series 2006A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		06/04/15	7,750,000	7,750,000

Water Revenue CP Series 2006B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		06/15/15	1,000,000	1,000,000

						88,210,000

New Jersey 1.2%
Bergen Cnty
BAN		1.25%		12/23/15	17,000,000	17,178,741

Burlington Cnty Bridge Commission
Lease Revenue Notes Series 2014		1.25%		11/18/15	22,000,000	22,204,508

East Brunswick
BAN		0.75%		01/14/15	5,000,000	5,000,816

Edgewater
GO Notes		1.00%		07/24/15	4,540,000	4,560,635

Harrison Township
BAN 2014 Series A		1.00%		11/13/15	5,897,175	5,929,684

Hudson Cnty
GO Bonds Series 2014		2.00%		12/01/15	3,780,000	3,838,650

Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2014V1		1.00%		11/25/15	3,500,000	3,521,922

Livingston Township
BAN Series 2014		1.00%		01/13/15	7,485,000	7,486,839

New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2005K (ESCROW)		5.25%		12/15/15	4,850,000	5,083,190

New Jersey Transit Corp
Sub COP Series 2005A (ESCROW)		5.00%		09/15/15	10,900,000	11,272,761

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B (ESCROW)		5.25%		12/15/15	3,510,000	3,678,061

Transportation System Bonds Series 2005D (ESCROW)		5.00%		06/15/15	10,125,000	10,347,874

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a,b	0.12%		05/07/15	17,060,000	17,060,000

See financial notes 17

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Ringwood Borough
BAN		0.75%		05/01/15	4,100,425	4,106,351

Rutgers State Univ
GO Bonds Series 2009F		4.00%		05/01/15	200,000	202,467

GO Bonds Series 2010I		5.00%		05/01/15	200,000	203,075

GO Refunding Bonds Series 2013J		3.00%		05/01/15	1,000,000	1,009,506

Salem Cnty
BAN		0.50%		06/26/15	8,190,000	8,203,979

Sea Isle City
BAN		0.75%		07/22/15	8,110,000	8,128,761

Summit
BAN		1.00%		10/23/15	13,247,482	13,337,340

Union Cnty
BAN		0.75%		06/26/15	10,000,000	10,030,800

Woodbridge
BAN		0.75%		08/21/15	4,734,000	4,750,203

						167,136,163

New York 2.1%
Albany Cnty
BAN Series 2014A		0.75%		05/29/15	8,493,747	8,513,206

Babylon
BAN 2014		1.50%		08/01/15	3,000,000	3,023,302

Bay Shore UFSD
TAN 2014-2015		1.50%		06/26/15	7,000,000	7,040,607

Clinton Cnty
BAN Series 2014B		0.50%		06/12/15	7,200,000	7,207,957

East Islip UFSD
GO TAN 2014		0.75%		06/27/15	14,000,000	14,038,672

Harborfields CSD
TAN 2014-2015		0.75%		06/26/15	10,000,000	10,028,110

Ithaca
GO BAN Series 2014B		1.00%		07/31/15	16,050,000	16,127,035

Liverpool CSD
BAN 2014-2015		1.25%		10/02/15	7,000,000	7,053,179

Mattituck-Cutchogue UFSD
TAN 2014		1.00%		06/25/15	9,500,000	9,535,459

Metropolitan Transportation Auth
Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.08%		02/12/15	18,000,000	18,000,000

Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.09%		01/07/15	6,455,000	6,455,000

New York City
GO Bonds Fiscal 2005 Series O		5.00%		06/01/15	575,000	586,343

GO Bonds Fiscal 2008 Series G		5.00%		08/01/15	200,000	205,537

GO Bonds Fiscal 2013 Series D		5.00%		08/01/15	2,000,000	2,056,662

New York City Housing Development Corp
M/F Housing RB Series 2010L1		2.35%		11/01/15	100,000	101,701

New York City Municipal Water Finance Auth
CP Series 1		0.06%		03/05/15	19,300,000	19,300,000

CP Series 1		0.07%		04/06/15	20,000,000	20,000,000

New York City Transitional Finance Auth
Building Aid RB Series S1		4.00%		07/15/15	605,000	617,234

Future Tax Secured Sub Bonds Fiscal 2013 Series F1		3.00%		02/01/15	5,000,000	5,012,159

18 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State
GO Bonds Series 2009A		5.00%		02/15/15	100,000	100,584

Refunding GO Bonds Series 2009C		3.00%		02/01/15	125,000	125,290

New York State Dormitory Auth
RB (St. Luke’s-Roosevelt Hospital Center) Series 2005 (ESCROW)		4.90%		08/15/15	100,000	102,876

RB (Univ of New York) Series 1998A		5.75%		07/01/15	1,730,000	1,778,140

State Personal Income Tax RB Series 2005D		5.00%		03/15/15	100,000	100,964

New York State Power Auth
CP Series 1&2		0.06%		01/08/15	5,000,000	5,000,000

CP Series 1&2		0.06%		01/12/15	7,924,000	7,924,000

CP Series 1&2		0.07%		01/13/15	5,000,000	5,000,000

CP Series 1&2		0.06%		01/14/15	15,121,000	15,121,000

RB Series 2007C		5.00%		11/15/15	430,000	447,642

Tender Notes Series 1985		0.09%		03/02/15	1,440,000	1,440,000

New York State Thruway Auth
Second General Highway & Bridge Trust Fund Bonds Series 2005B		5.00%		04/01/15	10,080,000	10,201,167

State Personal Income Tax RB Series 2010A		4.00%		03/15/15	365,000	367,789

North Hempstead
BAN 2014A		0.35%		04/08/15	11,270,000	11,272,666

North Tonawanda SD
Bonds Series 2014		4.00%		09/15/15	785,000	805,558

School Construction BAN 2014		1.00%		09/17/15	745,000	748,822

Port Auth of New York & New Jersey
Consolidated Bonds 155th Series		2.75%		10/01/15	150,000	152,762

Consolidated Bonds 172nd Series		5.00%		10/01/15	1,000,000	1,035,605

Schenectady Cnty
BAN 2014		0.50%		02/18/15	4,000,000	4,001,757

Sewanhaka Central HSD
TANS 2014-2015		1.00%		06/26/15	6,000,000	6,023,928

South Country CSD at Brookhaven
TAN 2014-2015		1.25%		06/25/15	5,000,000	5,025,541

Tonawanda
BAN Series 2014		0.75%		09/03/15	13,000,000	13,049,128

Triborough Bridge & Tunnel Auth
General RB Series 2008A		4.00%		11/15/15	100,000	103,225

General Revenue BAN Series 2014A		5.00%		05/15/15	11,980,000	12,193,831

Ulster Cnty
GO BAN Series 2014B		1.00%		11/25/15	7,903,740	7,957,577

West Seneca
BAN 2014		1.00%		07/30/15	13,000,000	13,063,800

						278,045,815

North Carolina 0.0%
Charlotte
GO Refunding Bonds Series 2008		5.00%		08/01/15	100,000	102,723

North Carolina
Limited Obligation Refunding Bonds Series 2011B		4.00%		11/01/15	500,000	515,553

						618,276

See financial notes 19

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Ohio 0.1%
Ohio
Common Schools GO Refunding Bonds Series 2009C		5.00%		09/15/15	6,660,000	6,887,446

GO Bonds Series 2005A (ESCROW)		5.00%		03/01/15	6,460,000	6,511,733

Higher Education GO Refunding Bonds Series 2010C		5.00%		08/01/15	500,000	513,997

Hospital RB (Cleveland Clinic) Series 2009B		5.00%		01/01/15	250,000	250,000

Hospital Refunding RB (Cleveland Clinic) Series 2011A		5.00%		01/01/15	2,060,000	2,060,000

Ohio HFA
Residential Mortgage RB Series 2009E		2.85%		09/01/15	295,000	299,196

						16,522,372

Oregon 0.5%
Newberg SD No. 29J
GO Refunding Bonds Series 2005 (GTY: Oregon)		5.25%		06/15/15	2,010,000	2,056,401

Oregon
GO Refunding Bonds Series 2011L		5.00%		05/01/15	125,000	126,947

Tax Anticipation Notes Series 2014A		2.00%		06/15/15	60,400,000	60,912,153

Portland SD No.1J
GO Bonds Series 2013A (GTY: Oregon)		5.00%		06/15/15	675,000	689,668

Salem-Keizer SD No. 24J
GO Bonds Series 2009A (GTY: Oregon)		4.00%		06/15/15	1,800,000	1,831,096

						65,616,265

Pennsylvania 0.5%
Pennsylvania
GO Bonds Second Series 2005		5.00%		01/01/15	200,000	200,000

GO Bonds Series 2010A		5.00%		02/15/15	11,500,000	11,568,613

Pennsylvania State Univ
Bonds Series 2009A		5.00%		03/01/15	300,000	302,315

Philadelphia
TRAN Series 2014-2015A		1.00%		06/30/15	14,160,000	14,220,608

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a,b	0.16%		05/28/15	4,520,000	4,520,000

Univ of Pittsburgh
PITT Asset Notes Series 2014		2.00%		07/22/15	15,000,000	15,155,907

Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a,b	0.15%		06/18/15	7,895,000	7,895,000

University Capital & Refunding Bonds Series 2007B		0.07%		03/02/15	8,900,000	8,900,000

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.35%		07/01/15	4,560,000	4,560,000

						67,322,443

South Carolina 0.2%
Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a,b	0.15%		06/18/15	7,410,000	7,410,000

Newberry Investing in Children’s Education
Installment Purchase RB (Newberry Cnty SD) Series 2005 (ESCROW)		5.00%		12/01/15	6,360,000	6,638,071

Installment Purchase RB (Newberry Cnty SD) Series 2005 (ESCROW)		5.25%		12/01/15	1,630,000	1,704,756

20 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
South Carolina
GO Bonds (Univ of South Carolina) Series 2006B (LIQ: Wells Fargo & Co)	a,b	0.12%		05/07/15	7,650,000	7,650,000

South Carolina Public Service Auth
Refunding Revenue Obligations Series 2010B		4.00%		01/01/15	100,000	100,000

Refunding Revenue Obligations Series 2010B		5.00%		01/01/15	3,110,000	3,110,000

Refunding Revenue Obligations Series 2010B		5.00%		01/01/16	1,200,000	1,257,136

Revenue Obligations Series 2009B		5.00%		01/01/15	1,735,000	1,735,000

Revenue Obligations Series 2009E		5.00%		01/01/15	500,000	500,000

						30,104,963

South Dakota 0.0%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2014D		0.16%		05/01/15	1,320,000	1,320,000

Homeownership Mortgage Bonds Series 2014D		0.20%		11/01/15	1,490,000	1,490,000

						2,810,000

Tennessee 0.8%
Memphis
GO CP Series A (LIQ: Mizuho Bank Ltd)		0.08%		03/05/15	12,000,000	12,000,000

GO CP Series A (LIQ: Mizuho Bank Ltd)		0.09%		03/05/15	10,000,000	10,000,000

Metropolitan Government of Nashville & Davidson Cnty
GO Bonds Series 2006B		5.00%		08/01/15	180,000	184,972

GO CP Series A1 (LOC: Mizuho Bank Ltd)		0.08%		03/05/15	23,000,000	23,000,000

GO CP Series A1 (LOC: Mizuho Bank Ltd)		0.09%		03/05/15	15,000,000	15,000,000

GO CP Series A2 (LOC: Sumitomo Mitsui Banking Corp)		0.09%		02/05/15	15,000,000	15,000,000

GO CP Series A2 (LOC: Sumitomo Mitsui Banking Corp)		0.09%		03/02/15	5,000,000	5,000,000

GO CP Series A2 (LOC: Sumitomo Mitsui Banking Corp)		0.08%		03/19/15	15,000,000	15,000,000

GO Refunding Bonds Series 2005B		5.00%		01/01/16	11,460,000	12,008,197

						107,193,169

Texas 7.2%
Alice ISD
ULT Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		2.00%		02/15/15	1,000,000	1,002,274

Alief ISD
ULT Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		3.00%		02/15/15	200,000	200,672

Alvin ISD
ULT GO & Refunding Bonds Series 2014C (GTY: TX Permanent School Fund)		0.50%		02/15/15	1,195,000	1,195,571

Angleton ISD
ULT GO Bonds Series 2009 (GTY: TX Permanent School Fund)		3.00%		02/15/15	420,000	421,409

Austin
Water & Wastewater System Refunding RB Series 2002A		5.50%		11/15/15	100,000	104,468

Austin ISD
CP Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		03/04/15	7,000,000	7,000,000

ULT Refunding GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.25%		08/01/15	180,000	185,232

Brazosport ISD
ULT Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		2.00%		02/15/15	1,800,000	1,804,103

See financial notes 21

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Bryan ISD
ULT GO Bonds Series 2005A (GTY: TX Permanent School Fund)		5.00%		02/15/15	295,000	296,716

Burleson ISD
ULT GO Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		4.00%		08/01/15	130,000	132,834

Carrollton-Farmers Branch ISD
ULT GO & Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		3.00%		02/15/15	1,000,000	1,003,497

Clear Creek ISD
ULT GO Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		4.00%		02/15/15	300,000	301,367

Clint ISD
ULT Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		0.23%		02/15/15	185,000	184,948

Conroe ISD
ULT GO & Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		4.00%		02/15/15	1,000,000	1,004,751

Coppell ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/15/15	375,000	379,195

Copperas Cove ISD
ULT GO Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		4.00%		08/15/15	1,135,000	1,161,982

Cuero ISD
ULT GO Bonds Series 2014A (GTY: TX Permanent School Fund)		0.50%		08/15/15	4,720,000	4,730,209

Dallas
Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.07%		01/07/15	44,380,000	44,380,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.08%		01/07/15	37,510,000	37,510,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2009A		5.00%		12/01/15	335,000	349,427

East Central ISD
ULT Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/15/15	160,000	161,681

Frenship ISD
ULT Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		0.32%		02/15/15	1,095,000	1,095,210

Frisco ISD
ULT GO Bonds Series 2013 (GTY: TX Permanent School Fund)		3.00%		08/15/15	1,360,000	1,383,952

Galveston Cnty
GO Refunding Bonds Series 2007 (GTY/LIQ: Wells Fargo & Co)	a,b	0.12%		05/07/15	19,080,000	19,080,000

Goose Creek Consolidated ISD
ULT GO Bond Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/15/15	100,000	100,581

Harris Cnty
Road ULT Refunding Bonds Series 2014A		5.00%		10/01/15	7,060,000	7,316,092

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.14%		02/04/15	25,000,000	25,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		04/06/15	25,000,000	25,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		06/03/15	35,000,000	35,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		07/07/15	18,000,000	18,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		08/05/15	14,000,000	14,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.14%		04/06/15	20,000,000	20,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.14%		08/05/15	26,480,000	26,480,000

Refunding RB (Methodist Hospital) Series 2009C2		0.14%		08/13/15	13,000,000	13,000,000

22 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Houston
Airport System Sr Lien CP Series A&B (LOC: Royal Bank of Canada)		0.13%		05/12/15	15,000,000	15,000,000

Combined Utility System First Lien Refunding RB Series 2010C		5.00%		11/15/15	4,685,000	4,881,398

TRAN Series 2014		1.00%		06/30/15	36,000,000	36,157,805

TRAN Series 2014		2.00%		06/30/15	14,000,000	14,130,304

Houston ISD
LT Refunding Bonds Series 2014B (GTY: TX Permanent School Fund)		1.00%		02/15/15	3,555,000	3,558,908

Humble ISD
ULT Refunding Bonds Series 2011B (GTY: TX Permanent School Fund)		3.00%		02/15/15	225,000	225,767

Irving ISD
ULT Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)	c	2.00%		02/15/15	1,350,000	1,352,268

Jim Hogg ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/15/15	670,000	677,425

La Joya ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/15/15	500,000	502,915

Leander ISD
ULT Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		0.25%		08/15/15	215,000	214,645

Los Fresnos Consolidated ISD
ULT Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		08/15/15	250,000	255,754

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a,b	0.12%		05/21/15	6,570,000	6,570,000

Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.09%		02/17/15	17,660,000	17,660,000

Manor ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/01/15	400,000	404,015

McKinney ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		0.75%		02/15/15	8,060,000	8,066,031

Mesquite ISD
ULT Refunding Bonds Series 2014B (GTY: TX Permanent School Fund)		5.00%		08/15/15	4,765,000	4,908,609

Mission Consolidated ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		02/15/15	200,000	200,915

Northside ISD
ULT Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		06/15/15	2,750,000	2,772,994

Pearland ISD
ULT GO & Refunding Bonds Series 2005A (GTY: TX Permanent School Fund)		5.00%		02/15/15	100,000	100,570

Pflugerville ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		0.50%		02/15/15	885,000	885,409

ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.25%		08/15/15	400,000	412,437

San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.08%		03/03/15	11,540,000	11,540,000

Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.09%		03/05/15	21,460,000	21,460,000

See financial notes 23

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.09%		04/06/15	16,500,000	16,500,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		03/02/15	11,000,000	11,000,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		03/04/15	9,500,000	9,500,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		03/05/15	16,750,000	16,750,000

Electric & Gas Systems RB New Series 2006A		5.00%		02/01/15	510,000	512,046

Electric & Gas Systems Refunding & RB Series 2002		5.38%		02/01/15	875,000	878,786

Electric & Gas Systems Refunding RB New Series 2007		5.00%		02/01/15	3,000,000	3,012,060

Electric & Gas Systems Refunding RB New Series 2008A		5.50%		02/01/15	270,000	271,176

Refunding Bonds Series 2006		5.00%		02/01/15	300,000	301,215

Tax & Revenue COP Series 2007		5.00%		08/01/15	200,000	205,499

Water System CP Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		02/09/15	15,000,000	15,000,000

San Antonio ISD
CP Series A (LIQ: Royal Bank of Canada)		0.09%		02/04/15	3,500,000	3,500,000

CP Series A (LIQ: Royal Bank of Canada)		0.08%		02/17/15	4,250,000	4,250,000

CP Series A (LIQ: Royal Bank of Canada)		0.06%		02/18/15	9,500,000	9,500,000

CP Series A (LIQ: Royal Bank of Canada)		0.09%		03/04/15	7,500,000	7,500,000

San Felipe Del Rio Consolidated ISD
ULT Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		3.00%		02/15/15	1,255,000	1,259,365

Seguin ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		0.21%		08/15/15	2,055,000	2,052,320

Socorro ISD
ULT GO Bonds Series 2005A (GTY: TX Permanent School Fund)		5.00%		08/15/15	500,000	514,732

Spring ISD
ULT GO & Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		5.00%		08/15/15	250,000	257,375

ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/15/15	2,705,000	2,721,087

Synder Consolidated ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		02/15/15	1,815,000	1,819,114

Temple Independent School District, Texas
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/15/15	300,000	308,856

Texas
College Student Loan GO Refunding Bonds Series 2011B		5.00%		08/01/15	1,000,000	1,028,247

GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a,b	0.18%		07/09/15	17,570,000	17,570,000

TRAN Series 2014		1.50%		08/31/15	264,600,000	266,992,217

Texas Public Finance Auth
GO & Refunding Bonds Series 2011		5.00%		10/01/15	350,000	362,438

GO CP Series 2008		0.05%		01/15/15	8,000,000	8,000,000

GO CP Series 2008		0.06%		01/15/15	7,500,000	7,500,000

Unemployment Compensation Assessment RB Series 2003C4		0.06%		01/15/15	16,529,000	16,529,000

Texas Tech Univ
Revenue Financing System CP Series 2012A		0.06%		03/03/15	28,143,000	28,143,000

Revenue Financing System CP Series 2012A		0.07%		03/04/15	16,000,000	16,000,000

Revenue Financing System CP Series 2012A		0.07%		03/05/15	10,200,000	10,200,000

Revenue Financing System Refunding & Improvement Bonds Fourteenth Series 2012A		3.00%		08/15/15	1,000,000	1,017,617

24 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Texas Transportation Commission
GO Bonds Series 2010B		4.00%		04/01/15	250,000	252,348

State Highway Fund First Tier RB Series 2006A		4.50%		04/01/15	335,000	338,569

Univ of Texas
Revenue Financing System Refunding Bonds Series 2006C		5.00%		08/15/15	100,000	102,912

Upper Trinity Regional Water District
Water Supply System Revenue CP Series A (LOC: Bank of America, NA)		0.07%		01/16/15	24,800,000	24,800,000

						967,354,319

Utah 0.3%
Intermountain Power Agency
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.10%		02/10/15	15,000,000	15,000,000

CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.09%		04/07/15	22,000,000	22,000,000

Riverton
RB (IHC Health Services) Series 2009		5.00%		08/15/15	1,050,000	1,081,353

						38,081,353

Virginia 0.5%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012A		4.00%		05/15/15	455,000	461,384

Metropolitan Washington Airports Auth
Airport System RB Series 2007B		5.00%		10/01/15	1,500,000	1,553,735

Airport System RB Series 2009C		5.00%		10/01/15	400,000	414,152

Airport System Refunding RB Series 2010B		5.00%		10/01/15	3,300,000	3,418,726

Airport System Refunding RB Series 2011D		3.00%		10/01/15	140,000	142,852

Second Sr Lien CP (Dulles Toll Road) Series One (LOC: JPMorgan Chase Bank, NA)		0.08%		03/09/15	18,000,000	18,000,000

Second Sr Lien CP (Dulles Toll Road) Series One (LOC: JPMorgan Chase Bank, NA)		0.08%		03/19/15	4,000,000	4,000,000

Suffolk Economic Development Auth
Hospital Facilities Refunding & RB (Sentara Healthcare) Series 2008 (LIQ: Citibank, NA)	a,b	0.13%		01/02/15	27,865,000	27,865,000

Virginia College Building Auth
Educational Facilities RB Series 2011A		5.00%		09/01/15	7,285,000	7,518,926

						63,374,775

Washington 0.9%
Bellevue SD No. 405
ULT GO Bonds 2013 (GTY: Washington)		3.00%		12/01/15	135,000	138,351

Central Puget Sound Regional Transit Auth
Sales Tax & Motor Vehicle Excise Tax Bonds Series 1999		5.25%		02/01/15	1,865,000	1,872,910

Sales Tax Bonds Series 2005A (ESCROW)		5.00%		05/01/15	3,960,000	4,023,187

Everett SD No. 2
ULT GO & Refunding Bonds Series 2007 (GTY: Washington)		4.25%		06/01/15	650,000	660,816

King Cnty
LT GO Bonds 2009		5.00%		01/01/16	3,000,000	3,143,814

LT GO Refunding Bonds Series 2010A		5.00%		06/01/15	2,000,000	2,040,440

Sewer Refunding RB Second Series 2006		4.50%		01/01/15	250,000	250,000

Port of Seattle
Intermediate Lien Refunding RB Series 2012A		3.00%		08/01/15	750,000	761,963

Intermediate Lien Refunding RB Series 2012B		3.00%		08/01/15	2,650,000	2,692,895

Intermediate Lien Revenue & Refunding Bonds Series 2005A		5.00%		03/01/15	225,000	226,744

See financial notes 25

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
LT GO Refunding Bonds Series 2011		5.00%		12/01/15	100,000	104,246

RB Series 2007B (LIQ: Wells Fargo Bank, NA)	a,b	0.18%		07/08/15	5,565,000	5,565,000

Port of Tacoma
Sub Lien Revenue CP Series 2002A&B (LOC: Bank of America, NA)		0.10%		02/04/15	75,000,000	75,000,000

Tacoma SD #10
ULT GO Refunding Bonds Series 2005A (GTY: Washington)		5.00%		06/01/15	100,000	101,952

Washington
COP Refunding Real Estate Series 2003B		5.00%		04/01/15	1,235,000	1,249,827

GO Bonds Series 2008A		5.00%		07/01/15	145,000	148,422

GO Bonds Series 2009C		5.00%		02/01/15	150,000	150,601

GO Bonds Series 2012D		5.00%		02/01/15	1,865,000	1,872,638

GO Refunding Bonds Series R2005A		5.00%		01/01/15	1,150,000	1,150,000

GO Refunding Bonds Series R2010B		5.00%		01/01/16	1,130,000	1,183,802

Washington Health Care Facilities Auth
RB (PeaceHealth) Series 2008A (GTY/LIQ: Wells Fargo & Co)	a,b	0.15%		07/09/15	15,365,000	15,365,000

RB (Providence Health & Services) Series 2011B		5.00%		10/01/15	300,000	310,631

RB (Providence Health & Services) Series 2012A		4.00%		10/01/15	110,000	112,979

						118,126,218

Wisconsin 0.9%
Wisconsin
Transportation RB Series 2005B (ESCROW)		4.10%		07/01/15	6,940,000	7,075,699

Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMorgan Chase Bank, NA)		0.12%		02/04/15	25,000,000	25,000,000

RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.13%		04/02/15	10,000,000	10,000,000

RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.12%		05/06/15	40,000,000	40,000,000

RB (Aurora Health Care) Series 2010C (LOC: Bank of America, NA)		0.10%		03/05/15	34,925,000	34,925,000

Refunding RB (Hospital Sisters Services) Series 2014A		5.00%		11/15/15	1,000,000	1,041,487

						118,042,186

Wyoming 0.0%
Wyoming Community Development Auth
Housing RB 2014 Series 2		0.20%		06/01/15	1,000,000	999,657

Total Fixed-Rate Securities
(Cost $4,137,655,452)						4,137,655,452

Variable-Rate Securities 69.3% of net assets

Alabama 2.5%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.06%		01/07/15	12,720,000	12,720,000

GO Refunding Bonds Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	11,695,000	11,695,000

Alabama HFA
Collateralized S/F Mortgage RB Series 2006 D&F (LIQ: Citibank, NA)	a	0.14%		01/07/15	5,990,000	5,990,000

M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: Freddie Mac)		0.07%		01/07/15	11,000,000	11,000,000

26 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: Freddie Mac)		0.07%		01/07/15	10,550,000	10,550,000

Alabama Municipal Funding Corp
Notes Series 2006 (LOC: US Bank, NA)		0.05%		01/07/15	16,520,000	16,520,000

Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)		0.05%		01/07/15	3,765,000	3,765,000

Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C1 (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	15,925,000	15,925,000

Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.08%		01/07/15	1,825,000	1,825,000

Columbia IDB
Pollution Control Refunding RB (Alabama Power) Series 2014B		0.03%		01/02/15	27,000,000	27,000,000

Pollution Control Refunding RB (Alabama Power) Series 2014D		0.05%		01/07/15	10,000,000	10,000,000

Hoover
GO Sewer Warrants Series 2007 (GTY/LIQ: US Bank, NA)	a	0.04%		01/07/15	11,715,000	11,715,000

Millport IDA
IDRB (Steel Dust Recycling) Series 2011 (LOC: Citibank, NA)		0.09%		01/07/15	10,000,000	10,000,000

RB (Steel Dust Recycling) Series 2007 (LOC: Comerica Bank)		0.07%		01/07/15	5,040,000	5,040,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: Swedbank AB)		0.07%		01/07/15	40,000,000	40,000,000

Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.07%		01/07/15	30,000,000	30,000,000

Mobile IDB
Pollution Control Refunding RB (Alabama Power) Series 1993A		0.05%		01/07/15	12,100,000	12,100,000

RB (Alabama Power) Series 2001B		0.02%		01/02/15	2,550,000	2,550,000

Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013		0.08%		01/07/15	15,000,000	15,000,000

Trussville
GO Warrants Series 2006A (GTY/LIQ: US Bank, NA)	a,b	0.04%		01/07/15	12,765,000	12,765,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.04%		01/07/15	20,000,000	20,000,000

Univ of South Alabama
Tuition Refunding RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.04%		01/07/15	37,620,000	37,620,000

West Jefferson IDB
Solid Waste Disposal RB (Alabama Power Miller Plant) Series 2008		0.02%		01/02/15	2,890,000	2,890,000

Wilsonville IDB
Solid Waste Disposal RB (Alabama Power) Series 2008		0.02%		01/02/15	15,000,000	15,000,000

						341,670,000

Alaska 0.6%
Alaska Housing Finance Corp
Home Mortgage RB Series 2002A (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/02/15	17,975,000	17,975,000

State Capital Bonds Series 2006A (LIQ: US Bank, NA)	a	0.04%		01/07/15	26,925,000	26,925,000

State Capital Bonds Series 2006A (LIQ: Wells Fargo & Co)	a	0.06%		01/07/15	10,645,000	10,645,000

Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: State Street Bank & Trust Company, NA)		0.07%		01/07/15	18,780,000	18,780,000

Valdez
Marine Terminal Refunding RB (Exxon Pipeline) Series 1993A		0.02%		01/02/15	4,200,000	4,200,000

See financial notes 27

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Marine Terminal Refunding RB (Exxon) Series 1993C		0.02%		01/02/15	7,200,000	7,200,000

						85,725,000

Arizona 0.3%
Arizona Health Facilities Auth
RB (Banner Health) Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	3,920,000	3,920,000

Maricopa Cnty IDA
M/F RB (Gran Victoria Housing) Series 2000A (LOC: Fannie Mae)		0.06%		01/07/15	9,730,000	9,730,000

Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: CoBank, ACB)		0.07%		01/07/15	6,750,000	6,750,000

Sr Living Facilities Refunding RB Series 2005A (LOC: Fannie Mae)		0.05%		01/07/15	2,745,000	2,745,000

Phoenix IDA
Health Care Facilities RB (Mayo Clinic) Series 2014A (LIQ: Bank of America, NA)		0.01%		01/02/15	3,800,000	3,800,000

Health Care Facilities RB (Mayo Clinic) Series 2014B (LIQ: Wells Fargo Bank, NA)		0.01%		01/02/15	1,500,000	1,500,000

Pima Cnty
GO Bonds Series 2007 (LIQ: Wells Fargo & Co)	a	0.06%		01/07/15	11,460,000	11,460,000

						39,905,000

Arkansas 0.1%
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: Federal Home Loan Bank)		0.06%		01/07/15	4,920,000	4,920,000

M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: Federal Home Loan Bank)		0.06%		01/07/15	7,050,000	7,050,000

						11,970,000

California 2.4%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: Bank of the West)		0.09%		01/07/15	3,315,000	3,315,000

RB (Heat & Control) Series 1995A (LOC: Comerica Bank)		0.05%		01/07/15	2,900,000	2,900,000

California
GO Bonds Series 2003B1 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.02%		01/07/15	15,000,000	15,000,000

GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.05%		01/07/15	13,610,000	13,610,000

California HFA
Home Mortgage RB Series 2006F (LOC: Fannie Mae; Freddie Mac)		0.01%		01/07/15	3,480,000	3,480,000

California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits) Series 2000A (LOC: Comerica Bank)		0.06%		01/07/15	2,445,000	2,445,000

Refunding RB (PG&E) Series 2009A (LOC: MUFG Union Bank, NA)		0.02%		01/02/15	3,900,000	3,900,000

Refunding RB (PG&E) Series 2009B (LOC: MUFG Union Bank, NA)		0.02%		01/02/15	3,210,000	3,210,000

California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.04%		01/07/15	4,410,000	4,410,000

Solid Waste Disposal RB (Blue Line Transfer) Series 1999A (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	4,300,000	4,300,000

Solid Waste Disposal RB (Blue Line Transfer) Series 2001A (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	1,595,000	1,595,000

28 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.07%		01/07/15	1,370,000	1,370,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.07%		01/07/15	2,500,000	2,500,000

Solid Waste Disposal RB (MarBorg Industries) Series 2000A (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	1,325,000	1,325,000

Solid Waste Disposal RB (MarBorg Industries) Series 2002 (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	1,905,000	1,905,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	740,000	740,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.08%		01/07/15	195,000	195,000

California State Univ
RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		01/07/15	16,655,000	16,655,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2002B		0.02%		01/07/15	14,000,000	14,000,000

Coast CCD
GO Bonds Series 2006C (LIQ: Wells Fargo & Co)	a	0.04%		01/07/15	25,140,000	25,140,000

Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: Bank of America, NA)		0.11%		01/07/15	3,900,000	3,900,000

Delano
COP (Delano Regional Medical Center) (LOC: Comerica Bank)		0.14%		01/07/15	9,130,000	9,130,000

East Bay Municipal Utility District
Water System Refunding RB Series 2012A (LIQ: Citibank, NA)	a	0.05%		01/07/15	6,600,000	6,600,000

Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.05%		01/07/15	20,830,000	20,830,000

Foothill-DeAnza CCD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.10%		01/07/15	10,546,000	10,546,000

Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A (LOC: Wells Fargo Bank, NA)		0.07%		01/07/15	4,600,000	4,600,000

Los Angeles Dept of Water & Power
Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.05%		01/07/15	29,850,000	29,850,000

Water System RB Series 2006A2 (LIQ: Citibank, NA)	a	0.04%		01/02/15	500,000	500,000

Los Angeles Municipal Improvement Corp
Lease RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		01/07/15	19,960,000	19,960,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.05%		01/07/15	8,425,000	8,425,000

Sacramento Municipal Utility District
Sub Electric Refunding RB Series 2008J (LOC: Bank of America, NA)		0.04%		01/07/15	25,000,000	25,000,000

San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B (LIQ: Citibank, NA)	a	0.05%		01/07/15	9,900,000	9,900,000

Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008A (LIQ: Sumitomo Mitsui Banking Corp)		0.02%		01/07/15	8,385,000	8,385,000

Sales Tax Refunding RB Series 2008C (LIQ: Sumitomo Mitsui Banking Corp)		0.04%		01/07/15	22,000,000	22,000,000

Sales Tax Refunding RB Series 2008D (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		01/07/15	11,000,000	11,000,000

Southern California Metropolitan Water District
Water Refunding RB Series 2012B2		0.39%	01/01/15	05/01/15	7,650,000	7,650,765

						320,271,765

See financial notes 29

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Colorado 2.0%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas)		0.11%		01/07/15	20,630,000	20,630,000

Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Citibank, NA)	a	0.10%		01/07/15	3,700,000	3,700,000

RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	15,500,000	15,500,000

Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002B3 (LIQ: Barclays Bank Plc)		0.02%		01/07/15	3,750,000	3,750,000

S/F Mortgage Class I Bonds Series 2002C3 (LIQ: Barclays Bank Plc)		0.03%		01/07/15	13,590,000	13,590,000

S/F Mortgage Class I Bonds Series 2003C2 (LIQ: Royal Bank of Canada)		0.04%		01/07/15	29,835,000	29,835,000

S/F Mortgage Class I Bonds Series 2006A3 (LIQ: Federal Home Loan Bank)		0.05%		01/07/15	26,075,000	26,075,000

S/F Mortgage Class I Bonds Series 2007A2 (LIQ: Federal Home Loan Bank)		0.06%		01/07/15	8,300,000	8,300,000

S/F Mortgage Class II Bonds Series 2007B3 (LIQ: Royal Bank of Canada)		0.04%		01/07/15	30,100,000	30,100,000

S/F Mortgage Class II Bonds Series 2013B (LIQ: Royal Bank of Canada)		0.03%		01/07/15	20,000,000	20,000,000

Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: Barclays Bank Plc)	a	0.06%		01/07/15	6,875,000	6,875,000

Denver
Airport System RB Bonds Series 2008C2&C3 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		01/07/15	77,990,000	77,990,000

Midcities Metropolitan District No. 1
Special Refunding RB Series 2004B (LOC: BNP Paribas)		0.12%		01/07/15	10,000,000	10,000,000

						266,345,000

Connecticut 0.1%
Connecticut
GO Bonds Series 2013A (LIQ: JP Morgan Securities, LLC)	a	0.03%		01/07/15	4,420,000	4,420,000

GO Refunding Bonds Series 2014H (LIQ: JP Morgan Securities, LLC)	a	0.03%		01/07/15	9,265,000	9,265,000

						13,685,000

District of Columbia 0.8%
District of Columbia
GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.09%		01/07/15	6,030,000	6,030,000

GO Bonds Series 2014C (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	18,000,000	18,000,000

Income Tax Secured RB Series 2012C (LIQ: Barclays Bank Plc)	a	0.06%		01/07/15	4,200,000	4,200,000

RB (American Psychological Assoc) Series 2003 (LOC: Bank of America, NA)		0.10%		01/07/15	2,030,000	2,030,000

RB (The Catholic Univ of America) Series 2007 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		01/07/15	7,760,000	7,760,000

District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: Citibank, NA)	a	0.05%		01/07/15	6,200,000	6,200,000

Public Utility Sr Lien RB Series 2009A (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	17,170,000	17,170,000

Public Utility Sr Lien RB Series 2009A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	9,130,000	9,130,000

30 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Public Utility Sub Lien RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	18,025,000	18,025,000

Public Utility Sub Lien RB Series 2014B1 (LIQ: TD Bank NA)		0.04%		01/07/15	12,125,000	12,125,000

Public Utility Sub Lien RB Series 2014B2 (LIQ: TD Bank NA)		0.04%		01/07/15	3,000,000	3,000,000

						103,670,000

Florida 5.4%
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: Royal Bank of Canada)		0.06%		01/07/15	2,300,000	2,300,000

Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: Citibank, NA)		0.05%		01/07/15	3,850,000	3,850,000

Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: Fannie Mae)		0.05%		01/07/15	3,800,000	3,800,000

Florida Dept of Transportation
Turnpike RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		01/07/15	7,510,000	7,510,000

Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: Fannie Mae)		0.07%		01/07/15	10,545,000	10,545,000

Housing RB (Heritage Pointe Apts) Series 1999I-1 (LOC: Fannie Mae)		0.05%		01/07/15	10,130,000	10,130,000

Housing RB (Timberline Apts) Series 1999P (LOC: Fannie Mae)		0.04%		01/07/15	6,135,000	6,135,000

M/F Mortgage RB (Boynton Bay Apartments) Series 2007I (LOC: Citibank, NA)		0.07%		01/07/15	1,700,000	1,700,000

M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: Citibank, NA)		0.06%		01/07/15	3,195,000	3,195,000

M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: Fannie Mae)		0.06%		01/07/15	7,700,000	7,700,000

M/F Mortgage RB (Lynn Lake Apts) Series 2005B1 (LOC: Freddie Mac)		0.06%		01/07/15	20,315,000	20,315,000

M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: Fannie Mae)		0.06%		01/07/15	6,100,000	6,100,000

M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: Citibank, NA)		0.05%		01/07/15	3,660,000	3,660,000

M/F Mortgage RB (Wellesley Apts) Series 2003O (LOC: Citibank, NA)		0.07%		01/07/15	15,300,000	15,300,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.04%		01/07/15	43,525,000	43,525,000

Public Education Capital Outlay Bonds Series 2006D (LIQ: Branch Banking & Trust Co)	a	0.04%		01/07/15	10,635,000	10,635,000

Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.11%		01/07/15	5,555,000	5,555,000

Airport Facility RB Series 2003A (GTY: Berkshire Hathaway, Inc (New))		0.04%		01/07/15	18,285,000	18,285,000

Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2006G (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	9,375,000	9,375,000

Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: Fannie Mae)		0.06%		01/07/15	20,670,000	20,670,000

See financial notes 31

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: Citibank, NA)		0.06%		01/07/15	6,370,000	6,370,000

Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: Bank of America, NA)		0.16%		01/07/15	600,000	600,000

Jacksonville
RB Series 2008A (LOC: Bank of America, NA)		0.06%		01/07/15	14,425,000	14,425,000

Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: Freddie Mac)		0.06%		01/07/15	3,755,000	3,755,000

JEA
Electric System RB Series Three 2012B (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	5,000,000	5,000,000

Lake Cnty
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.11%		01/07/15	39,955,000	39,955,000

Miami-Dade Cnty
Aviation RB 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		01/07/15	11,500,000	11,500,000

GO Bonds Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	39,600,000	39,600,000

GO Bonds Series 2014A (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	14,570,000	14,570,000

Seaport RB Series 2014A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		01/07/15	15,000,000	15,000,000

Seaport RB Series 2014B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		01/07/15	7,000,000	7,000,000

Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.04%		01/07/15	20,210,000	20,210,000

Airport Facility RB (FlightSafety) Series 1999B		0.04%		01/07/15	20,230,000	20,230,000

IDRB (Tarmac America) Series 2004 (LOC: HSBC Bank USA)		0.06%		01/07/15	2,600,000	2,600,000

Ocean Highway & Port Auth
RB Series 1990 (LOC: Wells Fargo Bank, NA)		0.08%		01/07/15	8,700,000	8,700,000

Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999 (LOC: Wells Fargo Bank, NA)		0.09%		01/07/15	15,000,000	15,000,000

Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: Fannie Mae)		0.05%		01/07/15	11,030,000	11,030,000

M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: Federal Home Loan Bank)		0.06%		01/07/15	7,480,000	7,480,000

M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: Federal Home Loan Bank)		0.06%		01/07/15	8,100,000	8,100,000

M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: Fannie Mae)		0.04%		01/07/15	13,800,000	13,800,000

M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: Fannie Mae)		0.04%		01/07/15	8,365,000	8,365,000

M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: Fannie Mae)		0.04%		01/07/15	8,785,000	8,785,000

Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: Federal Home Loan Bank)		0.09%		01/07/15	8,550,000	8,550,000

Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: JPMorgan Chase Bank, NA)		0.02%		01/07/15	27,240,000	27,240,000

Utility System Refunding RB Series 2011A		0.15%		07/29/15	10,000,000	10,000,000

32 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		01/07/15	32,545,000	32,545,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.06%		01/07/15	3,400,000	3,400,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		01/07/15	1,600,000	1,600,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.04%		01/07/15	2,500,000	2,500,000

Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: Citibank, NA)		0.12%		01/07/15	2,910,000	2,910,000

Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.06%		01/07/15	4,545,000	4,545,000

Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: Bank of America, NA)		0.06%		01/07/15	7,500,000	7,500,000

Refunding RB (Shorecrest Preparatory School) Series 2007 (LOC: Northern Trust Co)		0.04%		01/07/15	8,195,000	8,195,000

Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: Freddie Mac)		0.04%		01/07/15	2,945,000	2,945,000

Polk Cnty
Health System RB (BayCare Health) Series 2012A2		0.12%		07/29/15	16,500,000	16,500,000

Polk Cnty IDA
RB (Tremron Lakeland) Series 2011 (LOC: Branch Banking & Trust Co)		0.10%		01/07/15	365,000	365,000

South Florida Water Management District
COP Series 2006 (LOC: US Bank, NA /LIQ: US Bank, NA)	a	0.04%		01/07/15	34,575,000	34,575,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: Citibank, NA)	a	0.05%		01/07/15	16,500,000	16,500,000

Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	15,000,000	15,000,000

Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.06%		01/07/15	20,000,000	20,000,000

Tampa
Health System RB (BayCare Health) Series 2012B		0.12%		07/29/15	19,000,000	19,000,000

Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	5,000,000	5,000,000

						731,230,000

Georgia 1.4%
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake Phase II) Series 1999 (LOC: Bank of America, NA)		0.10%		01/07/15	7,940,000	7,940,000

Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts) Series 2007 (LOC: Bank of America, NA)		0.15%		01/07/15	26,885,000	26,885,000

M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)	d	0.06%		01/07/15	24,435,000	24,435,000

M/F Housing RB (New Community at East Lake) Series 1996 (LOC: Bank of America, NA)		0.10%		01/07/15	5,100,000	5,100,000

See financial notes 33

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Bartow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.08%		01/07/15	5,000,000	5,000,000

RB (VMC Specialty Alloys) Series 2014 (LOC: Comerica Bank)		0.12%		01/07/15	3,350,000	3,350,000

Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009		0.01%		01/02/15	4,150,000	4,150,000

Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: Fannie Mae)		0.07%		01/07/15	3,385,000	3,385,000

East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: Freddie Mac)		0.07%		01/07/15	12,525,000	12,525,000

Fulton Cnty Development Auth
Airport Facility RB (FlightSafety International) Series 1999B (GTY: Berkshire Hathaway, Inc (New))		0.04%		01/07/15	9,350,000	9,350,000

Georgia
GO Bonds Series 2007B (LIQ: Wells Fargo & Co)	a	0.04%		01/07/15	7,200,000	7,200,000

Houston Cnty Development Auth
Sewage Facility RB (Perdue Farms) Series 2005 (LOC: Rabobank Nederland)		0.07%		01/07/15	5,350,000	5,350,000

Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: Fannie Mae)		0.06%		01/07/15	6,800,000	6,800,000

Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: Freddie Mac)		0.07%		01/07/15	14,300,000	14,300,000

McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: Freddie Mac)		0.06%		01/07/15	6,300,000	6,300,000

Monroe Cnty Development Auth
Pollution Control RB (Georgia Power Plant Scherer) First Series 2008		0.03%		01/02/15	10,000,000	10,000,000

Pollution Control RB (Georgia Power Plant Scherer) First Series 2009		0.09%		01/07/15	7,200,000	7,200,000

Putnam Cnty Development Auth
Pollution Control RB (Georgia Power Plant Branch) Second Series 1997		0.03%		01/02/15	18,200,000	18,200,000

Waycross & Ware Cnty Development Auth
IDRB (Rich Products Corp) Series 2007 (LOC: Bank of America, NA)		0.07%		01/07/15	7,500,000	7,500,000

Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: Bank of America, NA)		0.13%		01/07/15	6,115,000	6,115,000

Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: Federal Home Loan Bank)		0.05%		01/07/15	2,700,000	2,700,000

						193,785,000

Hawaii 0.2%
Hawaii
GO Bonds Series 2007DJ (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	5,000,000	5,000,000

GO Bonds Series 2011DZ (LIQ: Bank of America, NA)	a	0.09%		01/07/15	2,000,000	2,000,000

Univ of Hawaii
Univ RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		01/07/15	14,775,000	14,775,000

						21,775,000

34 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: Rabobank Nederland)		0.05%		01/07/15	7,000,000	7,000,000

IDRB (Oak Valley Heifers) Series 2007 (LOC: Rabobank Nederland)		0.07%		01/07/15	1,900,000	1,900,000

						8,900,000

Illinois 5.1%
Aurora
Collateralized S/F Mortgage RB Series 2007D1 (LIQ: Deutsche Bank AG)	a	0.10%		01/07/15	3,405,000	3,405,000

Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: Fannie Mae)		0.04%		01/07/15	8,715,000	8,715,000

Chicago
GO Bonds Series 2002B3 (LOC: Royal Bank of Canada)		0.04%		01/02/15	2,500,000	2,500,000

M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO Harris Bank NA)		0.06%		01/07/15	4,877,000	4,877,000

Second Lien Water RB Series 2000 2 (LOC: JPMorgan Chase Bank, NA)		0.05%		01/07/15	1,500,000	1,500,000

Second Lien Water RB Series 2000-1 (LOC: JPMorgan Chase Bank, NA)		0.05%		01/07/15	1,500,000	1,500,000

Second Lien Water Refunding RB Series 2004-1 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		01/07/15	3,000,000	3,000,000

Second Lien Water Refunding RB Series 2004-2 (LOC: State Street Bank & Trust Company, NA)		0.04%		01/07/15	3,000,000	3,000,000

Second Lien Water Refunding RB Series 2004-3 (LOC: State Street Bank & Trust Company, NA)		0.04%		01/07/15	3,000,000	3,000,000

Chicago Park District
ULT GO Bonds Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.14%		01/07/15	5,000,000	5,000,000

Illinois
GO Bonds Series October 2003B4 (LOC: State Street Bank & Trust Company, NA)		0.02%		01/07/15	17,000,000	17,000,000

GO Bonds Series October 2003B6 (LOC: Northern Trust Co)		0.02%		01/07/15	11,000,000	11,000,000

Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO Harris Bank NA)		0.06%		01/07/15	6,150,000	6,150,000

M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: Freddie Mac)		0.04%		01/07/15	5,775,000	5,775,000

M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: Fannie Mae)		0.06%		01/07/15	8,500,000	8,500,000

Pollution Control RB (A.E. Staley Manufacturing) Series 1985 (LOC: Rabobank Nederland)		0.04%		01/07/15	7,500,000	7,500,000

Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: Freddie Mac)		0.08%		01/07/15	32,000,000	32,000,000

RB (Chicago Symphony Orchestra) Series 1994 (LOC: Northern Trust Co)		0.03%		01/07/15	28,600,000	28,600,000

RB (F.C. Harris Pavilion) Series 1994 (LOC: Freddie Mac)		0.08%		01/07/15	22,310,000	22,310,000

RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.03%		01/07/15	1,750,000	1,750,000

RB (Fenwick High School) Series 2007 (LOC: PNC Bank NA)		0.04%		01/07/15	15,635,000	15,635,000

RB (Ingalls Memorial Hospital) Series 1985C (LOC: JPMorgan Chase Bank, NA)		0.04%		01/07/15	13,900,000	13,900,000

RB (Korex) Series 1990 (LOC: Northern Trust Co)		0.33%		01/07/15	4,000,000	4,000,000

See financial notes 35

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Lake Forest Academy) Series 1994 (LOC: Northern Trust Co)		0.05%		01/07/15	4,000,000	4,000,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.05%		01/07/15	2,500,000	2,500,000

RB (Northwestern Memorial Healthcare) Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	16,280,000	16,280,000

RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMorgan Chase Bank, NA)		0.06%		01/07/15	9,700,000	9,700,000

RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	6,000,000	6,000,000

RB (Northwestern Univ) Series 2004C		0.02%		01/07/15	28,000,000	28,000,000

RB (Northwestern Univ) Series 2008D		0.02%		01/07/15	16,000,000	16,000,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/15	7,300,000	7,300,000

RB (Richard H. Driehaus Museum) Series 2005 (LOC: Northern Trust Co)		0.05%		01/07/15	3,800,000	3,800,000

RB (Riverside Health) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.02%		01/07/15	6,320,000	6,320,000

RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	3,760,000	3,760,000

RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO Harris Bank NA)		0.03%		01/07/15	7,000,000	7,000,000

Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	3,000,000	3,000,000

Solid Waste Disposal Facility RB (Kuusakoski US) Series 2013 (LOC: Fifth Third Bank)		0.21%		01/07/15	4,000,000	4,000,000

Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: Wells Fargo Bank, NA)		0.08%		01/07/15	30,000,000	30,000,000

Illinois Housing Development Auth
M/F Housing RB (Spring Creek Towers) Series 2004 (LOC: Bank of America, NA)		0.21%		01/07/15	5,255,000	5,255,000

Illinois Regional Transportation Auth
GO Bonds Series 2002A (LIQ: Wells Fargo & Co)	a	0.04%		01/07/15	9,185,000	9,185,000

GO Bonds Series 2005A (LIQ: Rabobank Nederland)	a	0.04%		01/07/15	28,095,000	28,095,000

Illinois Toll Highway Auth
Sr RB Series 2007A1B (LOC: Mizuho Bank Ltd)	d	0.05%		01/07/15	24,000,000	24,000,000

Sr RB Series 2007A2D (LOC: Royal Bank of Canada)		0.05%		01/07/15	19,000,000	19,000,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	10,730,000	10,730,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/15	9,745,000	9,745,000

Sr Refunding RB Series 2008A1a (LIQ: JPMorgan Chase Bank, NA)	d	0.06%		01/07/15	60,440,000	60,440,000

Sr Refunding RB Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)	d	0.04%		01/07/15	60,000,000	60,000,000

Toll Highway Sr RB Series 2014D (LIQ: Royal Bank of Canada)	a	0.06%		01/07/15	4,170,000	4,170,000

Metropolitan Water Reclamation District of Greater Chicago
LT GO Refunding Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.04%		01/07/15	22,360,000	22,360,000

Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: Federal Home Loan Bank)		0.06%		01/07/15	5,000,000	5,000,000

Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004 (LOC: US Bank, NA)		0.09%		01/07/15	6,860,000	6,860,000

St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: Fannie Mae)		0.04%		01/07/15	15,550,000	15,550,000

36 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Univ of Illinois
Auxiliary Facilities System RB Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	8,995,000	8,995,000

RB Series 2006 (LIQ: Citibank, NA)	a	0.08%		01/07/15	38,260,000	38,260,000

						685,922,000

Indiana 1.2%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997		0.04%		01/07/15	10,000,000	10,000,000

Pollution Control RB (Toyota Motor Manufacturing) Series 2000A		0.04%		01/07/15	10,000,000	10,000,000

Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.04%		01/07/15	10,000,000	10,000,000

Indiana Finance Auth
Economic Development RB (IVC Industrial Coatings) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.09%		01/07/15	5,500,000	5,500,000

Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: Bank of America, NA)	a	0.07%		01/07/15	10,000,000	10,000,000

Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/15	10,730,000	10,730,000

Hospital RB (Indiana Univ Health) Series 2011C (LOC: Northern Trust Co)		0.02%		01/07/15	3,500,000	3,500,000

Midwestern Disaster Relief RB (Ohio Valley Electric Corp) Series 2012B (LOC: Sumitomo Mitsui Banking Corp)		0.06%		01/07/15	10,500,000	10,500,000

RB (Ascension Health) Series 2008E4		0.03%		01/07/15	1,300,000	1,300,000

Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	5,500,000	5,500,000

Refunding & RB (Trinity Health) Series 2009A&2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/15	16,750,000	16,750,000

Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006 (LIQ: US Bank, NA)	a	0.04%		01/07/15	15,400,000	15,400,000

Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		01/07/15	2,230,000	2,230,000

Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AgriBank, FCB)		0.06%		01/07/15	5,275,000	5,275,000

Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: Rabobank Nederland)		0.07%		01/07/15	24,200,000	24,200,000

Middlebury Schools Building Corp
First Mortgage Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.04%		01/07/15	10,075,000	10,075,000

Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		01/07/15	8,500,000	8,500,000

St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: Federal Home Loan Bank)		0.74%		01/07/15	1,940,000	1,940,000

						161,400,000

Iowa 1.2%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: MUFG Union Bank, NA)		0.04%		01/07/15	6,485,000	6,485,000

M/F Housing RB (Country Club Village) Series 2006 (LOC: Freddie Mac)		0.06%		01/07/15	10,530,000	10,530,000

Midwestern Disaster Area RB (Cargill) Series 2009A		0.07%		01/07/15	30,000,000	30,000,000

See financial notes 37

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Midwestern Disaster Area RB (Cargill) Series 2009B		0.07%		01/07/15	25,000,000	25,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.06%		01/07/15	32,500,000	32,500,000

Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.09%		01/07/15	25,000,000	25,000,000

Iowa Higher Education Loan Auth
Private College Facility RB (Univ of Dubuque) Series 2007 (LOC: Fifth Third Bank)		0.04%		01/02/15	7,970,000	7,970,000

Iowa State Board of Regents
Hospital RB Series SUI 2012 (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	21,000,000	21,000,000

						158,485,000

Kansas 0.2%
Kansas Department of Transportation
Highway Refunding RB Series 2014B1		0.09%	01/02/15	09/01/15	5,000,000	5,000,000

Kansas Development Finance Auth
M/F Housing RB (Springhill Apts) Series 2004B (LOC: Freddie Mac)		0.06%		01/07/15	9,285,000	9,285,000

RB (Sisters of Charity of Leavenworth Health System) Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/15	12,715,000	12,715,000

						27,000,000

Kentucky 1.1%
Carroll Cnty
Environmental Facilities Refunding RB (Kentucky Utilities) Series 2006B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		01/07/15	20,000,000	20,000,000

Solid Waste Disposal Revenue & Refunding RB (Celotex) Series 2000 (LOC: Bank of America, NA)		0.09%		01/07/15	15,790,000	15,790,000

Hopkins Cnty
Industrial Building RB (J-Lok Corp) Series 2007 (LOC: PNC Bank NA)		0.09%		01/07/15	3,000,000	3,000,000

Hopkinsville
Industrial Building RB (Riken Elastomers Corp) Series 2013A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		01/07/15	5,000,000	5,000,000

Kenton Cnty Airport Board
Special Facilities RB (FlightSafety International) Series 2001A (GTY: Berkshire Hathaway, Inc (New))		0.04%		01/07/15	4,400,000	4,400,000

Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities) Series 2007A (LOC: PNC Bank NA)		0.08%		01/07/15	13,925,000	13,925,000

RB (Catholic Health Initiatives) Series 2011B1		0.19%		07/29/15	15,380,000	15,380,000

RB (Catholic Health Initiatives) Series 2011B2		0.19%		07/29/15	14,720,000	14,720,000

Kentucky Higher Ed Student Loan Corp
RB Sr Series 2008A1 (LOC: State Street Bank & Trust Company, NA)		0.03%		01/07/15	12,315,000	12,315,000

RB Sr Series 2008A2 (LOC: State Street Bank & Trust Company, NA)		0.03%		01/07/15	12,425,000	12,425,000

Kentucky Housing Corp
Housing RB Series 2005B (LIQ: State Street Bank & Trust Company, NA)		0.05%		01/07/15	4,670,000	4,670,000

Housing RB Series 2005H (LIQ: State Street Bank & Trust Company, NA)		0.05%		01/07/15	4,385,000	4,385,000

Housing RB Series 2006I (LIQ: State Street Bank & Trust Company, NA)		0.05%		01/07/15	12,800,000	12,800,000

M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC Bank NA)		0.09%		01/07/15	3,700,000	3,700,000

38 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Richmond
IDRB (Mikron) Series 1995 (LOC: Bank of America, NA)		0.17%		01/07/15	600,000	600,000

						143,110,000

Louisiana 0.6%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.06%		01/07/15	15,000,000	15,000,000

East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A		0.01%		01/02/15	6,600,000	6,600,000

RB (ExxonMobil) Series 2010B		0.01%		01/02/15	16,600,000	16,600,000

Louisiana
Gasoline & Fuels Tax RB Series 2006A (ESCROW/LIQ: Citibank, NA)	a	0.06%		01/07/15	6,665,000	6,665,000

Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: Freddie Mac)		0.04%		01/07/15	8,610,000	8,610,000

M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: Freddie Mac)		0.07%		01/07/15	14,900,000	14,900,000

M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: Fannie Mae)		0.07%		01/07/15	6,400,000	6,400,000

M/F Housing RB (Palmetto Apts) Series 2004 (LOC: Fannie Mae)		0.07%		01/07/15	2,840,000	2,840,000

Louisiana Public Facilities Auth
RB (Dynamic Fuels) Series 2008 (LOC: Bank of America, NA)		0.02%		01/02/15	4,100,000	4,100,000

						81,715,000

Maine 0.2%
Maine State Housing Auth
Mortgage Purchase Bonds Series 2008D (LIQ: Bank of New York Mellon)		0.06%		01/07/15	20,000,000	20,000,000

Maryland 0.5%
Anne Arundel Cnty
Consolidated Water & Sewer GO Bonds Series 2008 (LIQ: Branch Banking & Trust Co)	a	0.04%		01/07/15	13,565,000	13,565,000

Maryland Community Development Admin
Housing RB Series 2006D&2007B (LIQ: Wells Fargo & Co)	a	0.05%		01/07/15	8,695,000	8,695,000

M/F Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: Citibank, NA)		0.05%		01/07/15	12,670,000	12,670,000

M/F Development RB (Shakespeare Park Apts) Series 2008B (LOC: Freddie Mac)		0.04%		01/07/15	7,200,000	7,200,000

Residential RB Series 2005E, 2006B,F,I&L, 2007D&H (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	6,050,000	6,050,000

Maryland Industrial Development Financing Auth
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC Bank NA)		0.06%		01/07/15	8,870,000	8,870,000

Washington Suburban Sanitary District
GO BAN Series B (LIQ: State Street Bank & Trust Company, NA)		0.04%		01/07/15	10,000,000	10,000,000

						67,050,000

Massachusetts 1.5%
Massachusetts
GO Bonds Consolidated Loan Series 2006A (LIQ: Wells Fargo Bank, NA)		0.02%		01/02/15	2,500,000	2,500,000

GO Refunding Bonds Series 2014A		0.02%	01/01/15	02/01/15	2,160,000	2,159,964

See financial notes 39

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A2 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		01/07/15	23,000,000	23,000,000

Sr Sales Tax Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.05%		01/07/15	1,095,000	1,095,000

Sr Sales Tax Bonds Series 2010A		0.13%		07/29/15	9,210,000	9,210,000

Massachusetts Dept of Transportation
Sub RB (Contract Assistance Secured) Series 2010A6 (LIQ: Sumitomo Mitsui Banking Corp)		0.02%		01/07/15	3,000,000	3,000,000

Massachusetts Development Finance Agency
Assisted Living Facility RB (Whaler’s Cove) Series 2001A (LOC: US Bank, NA)		0.05%		01/07/15	11,000,000	11,000,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.12%		01/07/15	1,440,000	1,440,000

M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: Freddie Mac)		0.06%		01/07/15	12,560,000	12,560,000

RB (CIL Realty) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.04%		01/07/15	7,760,000	7,760,000

RB (Harvard Univ) Series 2010B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	1,000,000	1,000,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.05%		01/07/15	9,895,000	9,895,000

RB (Museum of Fine Arts) Series 2007A2 (LIQ: Bank of America, NA)		0.03%		01/02/15	21,200,000	21,200,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	3,000,000	3,000,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.04%		01/07/15	14,815,000	14,815,000

Massachusetts HFA
Housing Bonds Series 2007A&C (LIQ: Citibank, NA)	a	0.09%		01/07/15	11,235,000	11,235,000

Housing Bonds Series 2010B (LIQ: Barclays Bank Plc)	a	0.07%		01/07/15	7,500,000	7,500,000

Housing Bonds Series 2010C (LIQ: Citibank, NA)	a	0.09%		01/07/15	6,200,000	6,200,000

Housing Bonds Series 2013F (LOC: TD Bank NA)		0.04%		01/07/15	13,430,000	13,430,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.04%		01/07/15	2,330,000	2,330,000

Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	3,330,000	3,330,000

Massachusetts Water Resources Auth
General Refunding RB Series 2008F (LIQ: Bank of New York Mellon)		0.02%		01/07/15	22,480,000	22,480,000

Univ of Massachusetts Building Auth
Facilities RB Sr Series 2008A (LIQ: Barclays Bank Plc)		0.02%		01/07/15	7,130,000	7,130,000

Refunding RB Sr Series 2011-2		0.13%		07/29/15	6,290,000	6,290,000

						203,559,964

Michigan 2.7%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	15,000,000	15,000,000

Student Loan Refunding RB Series 22A (LOC: State Street Bank & Trust Company, NA)		0.06%		01/07/15	17,000,000	17,000,000

Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/07/15	37,000,000	37,000,000

Rental Housing RB Series 2005A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		01/07/15	31,800,000	31,800,000

40 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.15%		01/07/15	2,880,000	2,880,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.16%		01/07/15	1,830,000	1,830,000

Rental Housing RB Series 2007C (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/07/15	32,065,000	32,065,000

Rental Housing RB Series 2008C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.12%		01/07/15	15,505,000	15,505,000

Rental Housing RB Series 2008D (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.12%		01/07/15	57,345,000	57,345,000

S/F Mortgage RB Series 2007E (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.11%		01/07/15	24,730,000	24,730,000

S/F Mortgage RB Series 2007F (LIQ: PNC Bank NA)	d	0.05%		01/07/15	77,095,000	77,095,000

Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985 (LOC: Comerica Bank)		0.25%	01/02/15	01/07/15	7,100,000	7,100,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010		0.10%		07/29/15	14,755,000	14,755,000

RB (Ascension Health) Series 2010F8		0.10%		07/29/15	7,100,000	7,100,000

Michigan State Strategic Fund
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: Wells Fargo Bank, NA)		0.07%		01/07/15	3,000,000	3,000,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2004 (LOC: Comerica Bank)		0.05%		01/07/15	11,515,000	11,515,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2005 (LOC: Comerica Bank)		0.05%		01/07/15	3,865,000	3,865,000

						359,585,000

Minnesota 0.7%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: CoBank, ACB)		0.06%		01/07/15	19,350,000	19,350,000

Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: Fannie Mae)		0.07%		01/07/15	9,250,000	9,250,000

M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: Fannie Mae)		0.07%		01/07/15	2,800,000	2,800,000

Minnesota HFA
Rental Housing Bonds Series 2006B, 2006C1&2007A1 (LIQ: Wells Fargo & Co)	a	0.12%		01/07/15	9,870,000	9,870,000

Residential Housing Finance Bonds Series 2003B (LIQ: Royal Bank of Canada)		0.06%		01/07/15	8,500,000	8,500,000

Residential Housing Finance Bonds Series 2005I (LIQ: Royal Bank of Canada)		0.06%		01/07/15	2,535,000	2,535,000

Residential Housing Finance Bonds Series 2006G (LIQ: Citibank, NA)	a	0.10%		01/07/15	3,405,000	3,405,000

Residential Housing Finance Bonds Series 2009F (LIQ: Federal Home Loan Bank)		0.06%		01/07/15	7,250,000	7,250,000

St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: Wells Fargo Bank, NA)		0.09%		01/07/15	2,845,000	2,845,000

Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A (GTY/LIQ: US Bank, NA)	a	0.04%		01/07/15	26,965,000	26,965,000

						92,770,000

See financial notes 41

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Mississippi 0.4%
Jackson Cnty
Pollution Control Refunding RB (Chevron) Series 1993		0.03%		01/02/15	2,600,000	2,600,000

Mississippi
GO Bonds Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	13,370,000	13,370,000

Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: Bank of America, NA)		0.18%		01/07/15	3,230,000	3,230,000

IDRB (Chevron) Series 2011B		0.01%		01/02/15	24,500,000	24,500,000

Mississippi Development Bank
Special Obligation Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	3,200,000	3,200,000

Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2 (LOC: Freddie Mac)		0.07%		01/07/15	5,000,000	5,000,000

M/F Housing RB (William Bell Apts) Series 2008-1 (LOC: Fannie Mae)		0.06%		01/07/15	5,360,000	5,360,000

						57,260,000

Missouri 1.7%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: Fannie Mae)		0.09%		01/07/15	7,800,000	7,800,000

Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: Bank of America, NA)		0.15%		01/07/15	10,105,000	10,105,000

M/F Housing RB (Timberlane Village Apts) Series 1986 (LOC: Wells Fargo Bank, NA)		0.07%		01/07/15	18,400,000	18,400,000

Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	16,000,000	16,000,000

Health Facilities RB (BJC Health) Series 2013C		0.11%		07/29/15	15,000,000	15,000,000

Health Facilities RB (Lutheran Sr Services) Series 2000 (LOC: Bank of America, NA)		0.04%		01/07/15	39,510,000	39,510,000

RB (Ascension Health) Series 2008C4		0.03%		01/07/15	10,450,000	10,450,000

St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts) Series 2004A (LOC: Wells Fargo Bank, NA)		0.16%		01/07/15	15,600,000	15,600,000

M/F Housing Refunding RB (Time Centre Apts) Series 2004B (LOC: Wells Fargo Bank, NA)		0.14%		01/07/15	4,500,000	4,500,000

St. Charles Cnty Public Water Supply District No. 2
COP Series 2005 (LOC: Bank of America, NA)		0.06%		01/07/15	7,295,000	7,295,000

St. Louis IDA
IDRB (Kessler Container) Series 1997A (LOC: Bank of America, NA)		0.25%		01/07/15	800,000	800,000

M/F Housing RB (Black Forest Apts) Series 1997 (LOC: Fannie Mae)		0.06%		01/07/15	4,000,000	4,000,000

M/F Housing RB (General Grant Colonial Village Apts) Series 2003 (LOC: US Bank, NA)		0.07%		01/07/15	16,845,000	16,845,000

M/F Housing RB (Southwest Crossing) Series 2001 (LOC: Freddie Mac)		0.06%		01/07/15	9,500,000	9,500,000

M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: Fannie Mae)		0.06%		01/07/15	7,435,000	7,435,000

M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: Freddie Mac)		0.06%		01/07/15	20,475,000	20,475,000

42 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing Refunding RB (Pelican Cove) Series 2004 (LOC: Fannie Mae)		0.05%		01/07/15	18,000,000	18,000,000

Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US Bank, NA)		0.07%		01/07/15	5,995,000	5,995,000

IDRB (Pauwels Transformers) Series 1995 (LOC: HSBC Bank USA)		0.31%		01/07/15	300,000	300,000

						228,010,000

Nebraska 0.6%
Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.09%		01/07/15	5,265,000	5,265,000

Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: Freddie Mac)		0.06%		01/07/15	8,950,000	8,950,000

S/F Housing RB Series 2014B (LIQ: Federal Home Loan Bank)		0.04%		01/07/15	17,500,000	17,500,000

Omaha Public Power District
Electric System RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		01/07/15	22,135,000	22,135,000

Univ of Nebraska
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.08%		01/07/15	7,530,000	7,530,000

Washington Cnty
IDRB (Cargill) Series 2010		0.07%		01/07/15	7,000,000	7,000,000

IDRB (Cargill) Series 2010B		0.07%		01/07/15	10,000,000	10,000,000

						78,380,000

Nevada 1.6%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.04%		01/07/15	44,740,000	44,740,000

Airport System Sub Lien RB Series 2008A2 (LOC: State Street Bank & Trust Company, NA)		0.04%		01/07/15	6,000,000	6,000,000

Airport System Sub Lien RB Series 2011B2 (LOC: Royal Bank of Canada)		0.04%		01/07/15	29,000,000	29,000,000

Economic Development Refunding RB (Bishop Gorman HS) Series 2011 (LOC: Bank of America, NA)		0.05%		01/07/15	9,860,000	9,860,000

IDRB (Southwest Gas Corp) Series 2003A (LOC: Wells Fargo Bank, NA)		0.03%		01/07/15	16,000,000	16,000,000

LT GO Bond Bank Bonds Series 2006 (GTY/LIQ: Wells Fargo & Co)	a	0.06%		01/07/15	17,680,000	17,680,000

Clark Cnty SD
LT GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	14,630,000	14,630,000

Las Vegas
RB (Andre Agassi Charitable Foundation) Series 2005 (LOC: Bank of America, NA)		0.06%		01/07/15	11,605,000	11,605,000

Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: Fannie Mae)		0.06%		01/07/15	4,800,000	4,800,000

M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: Fannie Mae)		0.06%		01/07/15	9,465,000	9,465,000

M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: Fannie Mae)		0.06%		01/07/15	14,770,000	14,770,000

See financial notes 43

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Reno
Health Facility RB (Catholic Healthcare West) Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.04%		01/07/15	42,750,000	42,750,000

						221,300,000

New Hampshire 0.4%
New Hampshire Health & Education Facilities Auth
RB (Rivier College) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.06%		01/07/15	10,800,000	10,800,000

RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.03%		01/07/15	38,330,000	38,330,000

						49,130,000

New Jersey 1.6%
New Jersey
TRAN Series Fiscal 2015 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.04%		01/02/15	77,900,000	77,900,000

New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC Bank NA)		0.09%		01/07/15	3,750,000	3,750,000

RB (Hamilton Industrial Development) Series 1998 (LOC: Wells Fargo Bank, NA)		0.17%		01/07/15	2,000,000	2,000,000

RB (Marina Energy) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.08%		01/07/15	5,465,000	5,465,000

RB (Research & Manufacturing Corp of America) Series 2006 (LOC: Wells Fargo Bank, NA)		0.19%		01/07/15	2,855,000	2,855,000

New Jersey Health Care Facilities Financing Auth
RB (Robert Wood Johnson Univ Hospital) Series 2014B (LOC: TD Bank NA)		0.04%		01/07/15	7,500,000	7,500,000

New Jersey Housing & Mortgage Finance Agency
M/F Housing RB 2013 Series 5 (LOC: Citibank, NA)		0.08%		01/07/15	35,190,000	35,190,000

S/F Housing RB Series 2005O (LIQ: Barclays Bank Plc)		0.03%		01/07/15	25,900,000	25,900,000

S/F Housing RB Series 2005Q (LIQ: Barclays Bank Plc)		0.03%		01/07/15	1,885,000	1,885,000

S/F Housing RB Series 2005R (LIQ: TD Bank NA)		0.03%		01/07/15	3,865,000	3,865,000

S/F Housing RB Series 2008Z (LIQ: Royal Bank of Canada)		0.03%		01/07/15	36,475,000	36,475,000

Rutgers State Univ
GO Bonds Series 2013L (LIQ: Bank of America, NA)	a	0.05%		01/07/15	7,100,000	7,100,000

						209,885,000

New Mexico 0.1%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008 (LOC: US Bank, NA)		0.14%		01/07/15	7,500,000	7,500,000

New York 6.1%
Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.04%		01/07/15	36,940,000	36,940,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.02%		01/07/15	38,890,000	38,890,000

Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)		0.03%		01/07/15	10,995,000	10,995,000

New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: Citibank, NA)		0.16%		01/07/15	4,010,000	4,010,000

44 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York City
GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.04%		01/07/15	300,000	300,000

GO Bonds Fiscal 1994 Series A7 (LOC: JPMorgan Chase Bank, NA)		0.03%		01/02/15	600,000	600,000

GO Bonds Fiscal 2004 Series H2 (LOC: California Public Employees’ Retirement System)		0.04%		01/07/15	5,000,000	5,000,000

GO Bonds Fiscal 2004 Series H3 (LOC: California Public Employees’ Retirement System)		0.04%		01/07/15	5,000,000	5,000,000

GO Bonds Fiscal 2006 Series I4 (LOC: California Public Employees’ Retirement System)		0.02%		01/02/15	5,705,000	5,705,000

GO Bonds Fiscal 2006 Series I8 (LIQ: State Street Bank & Trust Company, NA)		0.03%		01/02/15	1,800,000	1,800,000

GO Bonds Fiscal 2008 Series L3 (LIQ: Bank of America, NA)		0.02%		01/02/15	2,200,000	2,200,000

GO Bonds Fiscal 2009 Series H1 (LIQ: Citibank, NA)	a	0.04%		01/07/15	5,000,000	5,000,000

GO Bonds Fiscal 2012 Series G4 (LOC: PNC Bank NA)		0.02%		01/02/15	8,600,000	8,600,000

GO Bonds Fiscal 2012 Series G6 (LOC: Mizuho Bank Ltd)		0.01%		01/02/15	3,000,000	3,000,000

GO Bonds Fiscal 2014 Series A1 (LIQ: Barclays Bank Plc)	a	0.05%		01/07/15	5,330,000	5,330,000

GO Bonds Fiscal 2014 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	2,500,000	2,500,000

GO Bonds Fiscal 2015 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	890,000	890,000

New York City Capital Resource Corp
RB Series 2008B1 (LOC: Bank of America, NA)		0.13%		01/07/15	23,030,000	23,030,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	2,620,000	2,620,000

M/F Housing RB Series 2014C3 (LIQ: TD Bank NA)		0.03%		01/07/15	9,200,000	9,200,000

M/F Mortgage RB (50th Ave) Series 2013B (LOC: Wells Fargo Bank, NA)		0.02%		01/07/15	15,000,000	15,000,000

M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: Citibank, NA)		0.04%		01/07/15	4,250,000	4,250,000

M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: Citibank, NA)		0.05%		01/07/15	5,935,000	5,935,000

M/F Mortgage RB (Reverend Ruben Diaz Gardens Apts) Series 2006A (LOC: Freddie Mac)		0.05%		01/07/15	4,000,000	4,000,000

M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: Freddie Mac)		0.04%		01/07/15	2,000,000	2,000,000

New York City Municipal Water Finance Auth
Water & Sewer System Fiscal 2015 Series BB1 (LIQ: Bank of America, NA)		0.02%		01/02/15	16,050,000	16,050,000

Water & Sewer System RB Fiscal 2006 Series AA1A (LIQ: State Street Bank & Trust Company, NA)		0.01%		01/02/15	4,500,000	4,500,000

Water & Sewer System RB Fiscal 2007 Series CC2 (LIQ: Bank of Nova Scotia)		0.03%		01/02/15	4,280,000	4,280,000

Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.04%		01/07/15	9,900,000	9,900,000

Water & Sewer System RB Fiscal 2009 Series AA (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2011 Series EE (LIQ: Deutsche Bank AG)	a	0.09%		01/07/15	6,875,000	6,875,000

Water & Sewer System RB Fiscal 2012 Series A1 (LIQ: Mizuho Bank Ltd)		0.01%		01/02/15	5,700,000	5,700,000

See financial notes 45

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water & Sewer System RB Fiscal 2012 Series A2 (LIQ: Mizuho Bank Ltd)		0.01%		01/02/15	4,150,000	4,150,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	2,500,000	2,500,000

Water & Sewer System RB Fiscal 2015 Series BB2 (LIQ: Mizuho Bank Ltd)		0.02%		01/02/15	9,665,000	9,665,000

Water & Sewer System Second General Resolution RB Fiscal 2012 Series FF (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	1,905,000	1,905,000

Water & Sewer System Second General Resolution RB Fiscal 2013 Series BB (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	2,250,000	2,250,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.05%		01/07/15	23,180,000	23,180,000

Building Aid RB Fiscal 2012 Series S1A (LIQ: Citibank, NA)	a	0.05%		01/07/15	5,625,000	5,625,000

Building Aid RB Fiscal 2013 Series S1 (LIQ: Citibank, NA)	a	0.05%		01/07/15	6,250,000	6,250,000

Future Tax Secured Bonds Fiscal 2001 Series C (LIQ: PNC Bank NA)		0.02%		01/02/15	3,465,000	3,465,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Citibank, NA)	a	0.05%		01/07/15	5,000,000	5,000,000

Future Tax Secured Sub Bonds Fiscal 2014 Series A1 (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	6,300,000	6,300,000

Future Tax Secured Sub Bonds Fiscal 2014 Series B3 (LIQ: Barclays Bank Plc)		0.01%		01/02/15	245,000	245,000

Future Tax Sub Bonds Fiscal 2015 Series A4 (LIQ: Mizuho Bank Ltd)		0.01%		01/02/15	6,930,000	6,930,000

New York State Dormitory Auth
State Personal Income Tax RB Series 2006C (LIQ: Citibank, NA)	a	0.05%		01/07/15	7,680,000	7,680,000

State Personal Income Tax RB Series 2006D (LIQ: Citibank, NA)	a	0.04%		01/07/15	10,500,000	10,500,000

State Personal Income Tax RB Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	4,200,000	4,200,000

State Personal Income Tax RB Series 2014C (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	14,000,000	14,000,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: Mizuho Bank Ltd)		0.03%		01/07/15	9,100,000	9,100,000

New York State Environmental Facilities Corp
Solid Waste Disposal RB (Waste Management) Series 2002B (LOC: JPMorgan Chase Bank, NA)		0.08%		01/07/15	24,800,000	24,800,000

New York State HFA
Housing RB (1501 Lexington Ave) Series 2000A (LOC: Fannie Mae)		0.05%		01/07/15	20,600,000	20,600,000

Housing RB (160 Madison Ave) Series 2013A (LOC: PNC Bank NA)		0.01%		01/02/15	1,150,000	1,150,000

Housing RB (160 Madison Ave) Series 2014A (LOC: PNC Bank NA)		0.01%		01/02/15	6,325,000	6,325,000

Housing RB (345 E 94th St) Series 1998A (LOC: Freddie Mac)		0.04%		01/07/15	10,300,000	10,300,000

Housing RB (388 Bridge St) Series 2012A (LOC: Manufacturers & Traders Trust Co)		0.04%		01/07/15	15,040,000	15,040,000

Housing RB (600 W 42nd St) Series 2008A (LOC: Fannie Mae)		0.05%		01/07/15	2,000,000	2,000,000

Housing RB (606 W 57th St) Series 2014A (LOC: Wells Fargo Bank, NA)		0.03%		01/07/15	3,000,000	3,000,000

Housing RB (855 Sixth Ave) Series 2013A (LOC: Wells Fargo Bank, NA)		0.02%		01/07/15	42,500,000	42,500,000

Housing RB (North End Ave) Series 2004A (LOC: Fannie Mae)		0.02%		01/07/15	30,700,000	30,700,000

Housing RB (Ocean Park Apts) Series 2005A (LOC: Fannie Mae)		0.05%		01/07/15	28,400,000	28,400,000

46 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Housing RB (Related W30th St) Series 2013A (LOC: Wells Fargo Bank, NA)		0.03%		01/07/15	4,105,000	4,105,000

Housing RB (Tribeca Landing) Series 1997A (LOC: Fannie Mae)		0.04%		01/07/15	24,900,000	24,900,000

New York State Mortgage Agency
Homeowner Mortgage RB Series 115 (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/07/15	35,000,000	35,000,000

Homeowner Mortgage RB Series 125 (LIQ: Royal Bank of Canada)		0.03%		01/07/15	17,700,000	17,700,000

Homeowner Mortgage RB Series 132 (LIQ: Royal Bank of Canada)		0.05%		01/02/15	6,800,000	6,800,000

Homeowner Mortgage RB Series 142 (LIQ: Bank of New York Mellon)		0.01%		01/02/15	24,000,000	24,000,000

Homeowner Mortgage RB Series 144 (LIQ: JPMorgan Chase Bank, NA)		0.02%		01/02/15	2,200,000	2,200,000

Homeowner Mortgage RB Series 147 (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/07/15	15,800,000	15,800,000

Homeowner Mortgage RB Series 153 (LIQ: Barclays Bank Plc)		0.03%		01/07/15	9,200,000	9,200,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/07/15	10,500,000	10,500,000

State Personal Income Tax RB Series 2013A1 (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	5,800,000	5,800,000

State Personal Income Tax RB Series 2013C (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	8,000,000	8,000,000

Port Auth of New York & New Jersey
Consolidated Bonds 141st Series (LIQ: Wells Fargo & Co)	a	0.06%		01/07/15	18,855,000	18,855,000

Consolidated Bonds 143rd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/15	7,870,000	7,870,000

Consolidated Bonds 147th Series (LIQ: Citibank, NA)	a	0.08%		01/07/15	36,820,000	36,820,000

Consolidated Bonds 151st Series (LIQ: Deutsche Bank AG)	a	0.09%		01/07/15	3,300,000	3,300,000

Consolidated Bonds 152nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/15	13,055,000	13,055,000

Consolidated Bonds 169th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/15	6,440,000	6,440,000

Consolidated Bonds 172nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/15	3,080,000	3,080,000

Consolidated Bonds 177th Series (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	1,665,000	1,665,000

Consolidated Bonds 178th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/15	1,660,000	1,660,000

Consolidated Bonds 185th Series (LIQ: Citibank, NA)	a	0.09%		01/07/15	2,050,000	2,050,000

						823,955,000

North Carolina 0.5%
Charlotte
COP Series 2003F (LIQ: Bank of America, NA)		0.05%		01/07/15	11,485,000	11,485,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D		0.14%		07/29/15	18,290,000	18,290,000

North Carolina
Limited Obligation Refunding Bonds Series 2014C (LIQ: Citibank, NA)	a	0.05%		01/07/15	2,800,000	2,800,000

North Carolina Capital Facilities Finance Agency
Recreational Facilities RB (YMCA of Greater Charlotte) Series 2007A (LOC: Branch Banking & Trust Co)		0.04%		01/07/15	4,430,000	4,430,000

See financial notes 47

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.04%		01/07/15	19,000,000	19,000,000

North Carolina Medical Care Commission
Hospital Refunding RB (Cone Health) Series 2011B		0.16%		07/29/15	7,000,000	7,000,000

North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: Branch Banking & Trust Co)		0.10%		01/07/15	1,290,000	1,290,000

Piedmont Triad Airport Auth
Airport RB Series 2008B (LOC: Branch Banking & Trust Co)		0.08%		01/07/15	2,895,000	2,895,000

						67,190,000

North Dakota 0.4%
North Dakota HFA
Home Mortgage Finance Program Series 2005C (LIQ: Federal Home Loan Bank)		0.06%		01/07/15	12,000,000	12,000,000

Home Mortgage Finance Program Series 2009B (LIQ: Federal Home Loan Bank)		0.05%		01/07/15	38,145,000	38,145,000

						50,145,000

Ohio 1.2%
Franklin Cnty
RB (OhioHealth) Series 2011C		0.07%	01/01/15	06/03/15	12,800,000	12,800,000

RB (Trinity Health) Series 2013-OH		0.11%		07/29/15	15,480,000	15,480,000

Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: Federal Home Loan Bank)		0.06%		01/07/15	5,215,000	5,215,000

Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.05%		01/07/15	5,000,000	5,000,000

Ohio
GO Bonds Series 2006B		0.03%		01/07/15	20,620,000	20,620,000

GO Refunding RB Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	6,000,000	6,000,000

Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	2,000,000	2,000,000

Ohio HFA
Residential Mortgage RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/07/15	51,295,000	51,295,000

Residential Mortgage RB Series 2007E (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/07/15	27,115,000	27,115,000

Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: CoBank, ACB)		0.07%		01/07/15	20,000,000	20,000,000

						165,525,000

Oklahoma 0.4%
Oklahoma Turnpike Auth
Second Sr Refunding RB Series 2006B (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	55,155,000	55,155,000

Oregon 0.7%
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG Union Bank, NA)		0.06%		01/07/15	2,750,000	2,750,000

48 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2005F (LIQ: State Street Bank & Trust Company, NA)		0.05%		01/07/15	14,885,000	14,885,000

S/F Mortgage RB Series 2007E (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/07/15	30,000,000	30,000,000

S/F Mortgage RB Series 2007H (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/07/15	30,000,000	30,000,000

S/F Mortgage RB Series 2008C (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/07/15	15,000,000	15,000,000

Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	3,835,000	3,835,000

						96,470,000

Pennsylvania 2.2%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	10,990,000	10,990,000

RB (Univ of Pittsburgh Medical Center) Series 2010C (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	7,995,000	7,995,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.06%		01/07/15	4,790,000	4,790,000

Cumberland Cnty Municipal Auth
RB (Diakon Luthern Social Ministries) Series 2014B (LOC: Manufacturers & Traders Trust Co)		0.04%		01/07/15	7,455,000	7,455,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		01/07/15	9,635,000	9,635,000

Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: Fannie Mae)		0.04%		01/07/15	7,710,000	7,710,000

North Hampton Cnty
RB (Binney & Smith) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.32%		01/07/15	430,000	430,000

Pennsylvania
GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.05%		01/07/15	5,000,000	5,000,000

GO Refunding Bonds First Series 2014 (LIQ: JP Morgan Securities, LLC)	a	0.03%		01/07/15	6,000,000	6,000,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Royal Bank of Canada)		0.04%		01/07/15	13,965,000	13,965,000

S/F Mortgage RB Series 2003-77B (LIQ: Royal Bank of Canada)		0.04%		01/07/15	20,245,000	20,245,000

S/F Mortgage RB Series 2003-79B (LIQ: Royal Bank of Canada)		0.04%		01/07/15	25,580,000	25,580,000

S/F Mortgage RB Series 2004-102C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		01/07/15	10,000,000	10,000,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.04%		01/07/15	9,525,000	9,525,000

S/F Mortgage RB Series 2004-85B (LIQ: TD Bank NA)		0.04%		01/07/15	1,320,000	1,320,000

S/F Mortgage RB Series 2004-85C (LIQ: TD Bank NA)		0.04%		01/07/15	2,000,000	2,000,000

S/F Mortgage RB Series 2005-88B (LIQ: TD Bank NA)		0.04%		01/07/15	18,790,000	18,790,000

S/F Mortgage RB Series 2005-88C (LIQ: TD Bank NA)		0.04%		01/07/15	13,335,000	13,335,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		01/07/15	26,100,000	26,100,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.11%		01/07/15	1,278,639	1,278,639

See financial notes 49

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
S/F Mortgage RB Series 2006-93B (LIQ: Sumitomo Mitsui Banking Corp)		0.04%		01/07/15	31,155,000	31,155,000

S/F Mortgage RB Series 2006-94B (LIQ: TD Bank NA)		0.04%		01/07/15	22,190,000	22,190,000

S/F Mortgage RB Series 2007-100C (LIQ: Sumitomo Mitsui Banking Corp)		0.04%		01/07/15	22,935,000	22,935,000

S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		01/07/15	500,000	500,000

Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.04%		01/07/15	15,550,000	15,550,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.11%		01/07/15	2,040,000	2,040,000

						296,513,639

Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 56A (LIQ: Citibank, NA)	a	0.10%		01/07/15	7,280,000	7,280,000

Homeownership Opportunity Bonds Series 56A (LIQ: Morgan Stanley Bank NA)	a	0.11%		01/07/15	5,670,000	5,670,000

						12,950,000

South Carolina 0.5%
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	575,000	575,000

South Carolina Housing Finance & Development Auth
M/F Rental Housing Refunding RB (Fairway Apts) Series 2001A (LOC: Fannie Mae)		0.05%		01/07/15	7,735,000	7,735,000

South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: TD Bank NA)		0.05%		01/07/15	6,935,000	6,935,000

IRB (South Carolina Generating) Series 2008 (LOC: TD Bank NA)		0.05%		01/07/15	4,600,000	4,600,000

RB (Holcim) Series 2003 (LOC: Comerica Bank)		0.09%		01/07/15	25,000,000	25,000,000

South Carolina Transportation Infrastructure Bank
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.04%		01/07/15	25,045,000	25,045,000

						69,890,000

South Dakota 0.5%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2008C (LIQ: Federal Home Loan Bank)		0.04%		01/07/15	50,000,000	50,000,000

M/F Housing RB (Harmony Heights) Series 2001 (LOC: Fannie Mae)		0.07%		01/07/15	6,500,000	6,500,000

South Dakota Value Added Finance Auth
Solid Waste Disposal RB (Lincoln Land) Series 2014 (LOC: AgriBank, FCB)		0.07%		01/07/15	5,500,000	5,500,000

						62,000,000

Tennessee 0.7%
Blount Cnty Public Building Auth
Local Government Series E5B (LOC: Branch Banking & Trust Co)		0.03%		01/07/15	6,135,000	6,135,000

50 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: Royal Bank of Canada)	a	0.06%		01/07/15	7,000,000	7,000,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1997 (LOC: Bank of America, NA)		0.08%		01/07/15	1,400,000	1,400,000

Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1999 (LOC: Bank of America, NA)		0.08%		01/07/15	5,130,000	5,130,000

Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: Comerica Bank)		0.14%		01/07/15	900,000	900,000

Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: Fannie Mae)		0.04%		01/07/15	2,100,000	2,100,000

Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	12,795,000	12,795,000

Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: Fannie Mae)		0.06%		01/07/15	7,420,000	7,420,000

M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US Bank, NA)		0.08%		01/07/15	5,000,000	5,000,000

M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: Fannie Mae)		0.05%		01/07/15	11,320,000	11,320,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.08%		01/07/15	820,000	820,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.08%		01/07/15	16,160,000	16,160,000

Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: Branch Banking & Trust Co)		0.09%		01/07/15	11,140,000	11,140,000

Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/15	7,495,000	7,495,000

						94,815,000

Texas 9.3%
Alamo CCD
LT Refunding Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	6,670,000	6,670,000

Austin
Water & Wastewater System Refunding RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.06%		01/07/15	17,320,000	17,320,000

Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: Bank of America, NA)		0.07%		01/07/15	28,500,000	28,500,000

Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.08%		01/07/15	12,500,000	12,500,000

Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: Sumitomo Mitsui Banking Corp)		0.08%		01/07/15	17,500,000	17,500,000

Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: Sumitomo Mitsui Banking Corp)		0.08%		01/07/15	33,800,000	33,800,000

Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: MUFG Union Bank, NA)		0.08%		01/07/15	7,930,000	7,930,000

See financial notes 51

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Clear Creek ISD
ULT Refunding Bonds Series 2008A (GTY: TX Permanent School Fund /LIQ: Bank of America, NA)	a	0.09%		01/07/15	5,000,000	5,000,000

Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: Northern Trust Co)		0.05%		01/07/15	12,305,000	12,305,000

Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.04%		01/07/15	20,000,000	20,000,000

Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: CoBank, ACB)		0.04%		01/07/15	24,500,000	24,500,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (LIQ: Citibank, NA)	a	0.05%		01/07/15	11,440,000	11,440,000

Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Bank of America, NA)	a	0.05%		01/07/15	11,000,000	11,000,000

Sub Tier Toll RB Series 2013B (LIQ: State Street Bank & Trust Company, NA)	a	0.05%		01/07/15	35,600,000	35,600,000

Greater East Texas Higher Education Auth
Student Loan RB Series 1992B (LOC: State Street Bank & Trust Company, NA)		0.05%		01/07/15	35,200,000	35,200,000

Student Loan RB Series 1993B (LOC: State Street Bank & Trust Company, NA)		0.05%		01/07/15	32,000,000	32,000,000

Student Loan RB Series 1995B (LOC: State Street Bank & Trust Company, NA)		0.05%		01/07/15	36,000,000	36,000,000

Greater Texas Student Loan Corp
Student Loan RB Series 1998A (LOC: State Street Bank & Trust Company, NA)		0.05%		01/07/15	35,000,000	35,000,000

Student Loan RB Series 2000A (LOC: State Street Bank & Trust Company, NA)		0.05%		01/07/15	35,000,000	35,000,000

Gulf Coast IDA
RB (ExxonMobil) Series 2012		0.01%		01/02/15	11,520,000	11,520,000

Hale Cnty IDC
Economic Development RB (Silverado Texas Developments) Series 2008 (LOC: Rabobank Nederland)		0.07%		01/07/15	5,400,000	5,400,000

IDRB (Struikmans Ramona) Series 2003 (LOC: Rabobank Nederland)		0.07%		01/07/15	3,000,000	3,000,000

IDRB (White River Ranch) Series 2004 (LOC: Wells Fargo Bank, NA)		0.07%		01/07/15	4,000,000	4,000,000

Harris Cnty
ULT Road & Refunding Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.05%		01/07/15	27,330,000	27,330,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014C		0.02%		01/07/15	12,805,000	12,805,000

Hospital RB (Memorial Hermann Health) Series 2014D.		0.01%		01/07/15	9,535,000	9,535,000

Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	11,000,000	11,000,000

Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: Citibank, NA)		0.06%		01/07/15	12,220,000	12,220,000

M/F Housing RB (Dominion Square Apts) Series 2000 (LOC: PNC Bank NA)		0.14%		01/07/15	2,825,000	2,825,000

M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: Fannie Mae)		0.07%		01/07/15	7,415,000	7,415,000

Houston
Water & Sewer System First Lien Refunding RB Series 2004A&2007B (LIQ: Deutsche Bank AG)	a	0.14%		01/07/15	1,520,000	1,520,000

52 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water & Sewer System Jr Lien Refunding RB Series 1998A (GTY/LIQ: Wells Fargo & Co)	a	0.04%		01/07/15	18,330,000	18,330,000

Houston ISD
LT GO Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	4,995,000	4,995,000

Houston Port Auth
ULT Refunding Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/15	12,610,000	12,610,000

Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: Bank of America, NA)		0.04%		01/07/15	12,800,000	12,800,000

Leander ISD
ULT GO Refunding Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: Citibank, NA)	a	0.05%		01/07/15	4,950,000	4,950,000

Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001A		0.02%		01/02/15	1,810,000	1,810,000

RB (ExxonMobil) Series 2012		0.01%		01/02/15	12,500,000	12,500,000

North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2009 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	8,495,000	8,495,000

North East ISD
ULT Bonds Series 2007A (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.04%		01/07/15	10,485,000	10,485,000

North Texas Municipal Water District
Water System RB Series 2008 (LIQ: Bank of America, NA)	a	0.06%		01/07/15	10,000,000	10,000,000

North Texas Tollway Auth
Refunding RB Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	6,000,000	6,000,000

System RB Series 2011A (LIQ: Citibank, NA)	a	0.05%		01/07/15	7,715,000	7,715,000

System RB Series 2011A (LIQ: Citibank, NA)	a	0.07%		01/07/15	9,940,000	9,940,000

Northwest ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.04%		01/07/15	18,335,000	18,335,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.03%		01/07/15	30,000,000	30,000,000

Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.03%		01/07/15	15,000,000	15,000,000

RB (TOTAL Petrochemicals USA) Series 2011		0.03%		01/07/15	17,000,000	17,000,000

Round Rock ISD
ULT Bonds Series 2007 (GTY: TX Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.06%		01/07/15	11,610,000	11,610,000

San Antonio
Electric & Gas Systems Refunding RB New Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.04%		01/07/15	5,180,000	5,180,000

Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	5,000,000	5,000,000

Refunding Lease RB Series 2012 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	10,705,000	10,705,000

Tax & Revenue COP Series 2006 (LIQ: Wells Fargo & Co)	a	0.06%		01/07/15	162,000	162,000

Water System Refunding RB Series 2005 (LIQ: Citibank, NA)	a	0.04%		01/07/15	18,555,000	18,555,000

Water System Refunding RB Series 2005 (LIQ: Citibank, NA)	a	0.04%		01/07/15	23,000,000	23,000,000

San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	10,000,000	10,000,000

See financial notes 53

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: Fannie Mae)		0.07%		01/07/15	13,235,000	13,235,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2008B		0.18%		01/07/15	31,285,000	31,285,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Bank of America, NA)	a	0.14%		01/07/15	1,125,000	1,125,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.14%		01/07/15	51,720,000	51,720,000

Texas Health Resources System Refunding RB Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.14%		01/07/15	9,875,000	9,875,000

Texas
GO Bonds (Veterans’ Housing Assistance Program-Fund II) Series 2008A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		01/07/15	36,695,000	36,695,000

GO Bonds Series 1994A1 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		01/07/15	5,000,000	5,000,000

GO Bonds Series 2004B (LIQ: Sumitomo Mitsui Banking Corp)		0.04%		01/07/15	23,485,000	23,485,000

GO Bonds Series 2010C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		01/07/15	32,645,000	32,645,000

GO Refunding Bonds Series 1999A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		01/07/15	13,285,000	13,285,000

Veterans Bonds Series 2014A (LIQ: Bank of America, NA)		0.03%		01/07/15	37,380,000	37,380,000

Veterans Bonds Series 2014D (LIQ: State Street Bank & Trust Company, NA)		0.02%		01/07/15	14,970,000	14,970,000

Texas City Industrial Development Corp
IDRB (NRG Energy) Series 2012 (LOC: Bank of America, NA)		0.06%		01/07/15	7,000,000	7,000,000

Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: Fannie Mae)		0.07%		01/07/15	10,990,000	10,990,000

M/F Housing RB (Creek Point Apts) Series 2000 (LOC: Freddie Mac)		0.04%		01/07/15	5,560,000	5,560,000

M/F Housing RB (Lancaster Apts) Series 2007 (LOC: Fannie Mae)		0.07%		01/07/15	10,645,000	10,645,000

M/F Housing RB (Villas at Henderson) Series 2006 (LOC: Citibank, NA)		0.07%		01/07/15	6,615,000	6,615,000

M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: Freddie Mac)		0.07%		01/07/15	13,005,000	13,005,000

M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: Freddie Mac)		0.06%		01/07/15	12,200,000	12,200,000

S/F Mortgage RB Series 2007A (LIQ: Texas)		0.06%		01/07/15	38,565,000	38,565,000

S/F Mortgage RB Series 2007B (LIQ: Bank of America, NA)	a	0.14%		01/07/15	2,252,000	2,252,000

S/F Mortgage RB Series 2007B (LIQ: Wells Fargo & Co)	a	0.07%		01/07/15	22,120,000	22,120,000

Texas Transportation Commission
GO Mobility Bonds Series 2005B (LIQ: Royal Bank of Canada)		0.03%		01/07/15	12,820,000	12,820,000

GO Mobility Fund Bonds Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.04%		01/07/15	3,790,000	3,790,000

GO Mobility Fund Refunding Bonds Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	7,550,000	7,550,000

Mobility Fund Refunding Bonds Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	4,000,000	4,000,000

Texas Water Development Board
GO Bonds Series 2007D (LIQ: Deutsche Bank AG)	a	0.10%		01/07/15	5,800,000	5,800,000

Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	8,000,000	8,000,000

						1,252,624,000

54 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Utah 0.5%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008 (LOC: Fannie Mae)		0.08%		01/07/15	12,100,000	12,100,000

Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008 (LOC: Fannie Mae)		0.08%		01/07/15	14,225,000	14,225,000

Utah Cnty
Hospital RB (IHC Health Services) Series 2014		0.10%		07/29/15	7,600,000	7,600,000

Hospital RB (IHC Health Services) Series 2014C		0.10%		07/29/15	8,000,000	8,000,000

Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: Citibank, NA)		0.07%		01/07/15	9,000,000	9,000,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	13,500,000	13,500,000

						64,425,000

Virginia 2.0%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012C		0.12%		07/29/15	19,640,000	19,640,000

Harrisonburg IDA
Refunding RB (Mennonite Retirement Community) Series 2006B (LOC: Branch Banking & Trust Co)		0.04%		01/07/15	2,915,000	2,915,000

King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMorgan Chase Bank, NA)		0.08%		01/07/15	3,700,000	3,700,000

Metropolitan Washington Airports Auth
Airport System RB Series 2005A (LIQ: Citibank, NA)	a	0.10%		01/07/15	9,800,000	9,800,000

Airport System RB Series 2006A (LIQ: Citibank, NA)	a	0.11%		01/07/15	74,600,000	74,600,000

Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.09%		01/07/15	3,845,000	3,845,000

Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.10%		01/07/15	11,025,000	11,025,000

Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.14%		01/07/15	8,995,000	8,995,000

Airport System RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/15	5,000,000	5,000,000

Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.09%		01/07/15	29,135,000	29,135,000

Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.10%		01/07/15	15,375,000	15,375,000

Airport System Refunding RB Series 2010C1 (LOC: Barclays Bank Plc)	d	0.02%		01/02/15	59,575,000	59,575,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010B		0.16%		07/29/15	10,785,000	10,785,000

Hospital Facilities RB (Sentara Healthcare) Series 2012A		0.12%		07/29/15	15,810,000	15,810,000

						270,200,000

Washington 3.1%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	7,855,000	7,855,000

King Cnty
LT GO Bonds Series 2010A (LIQ: State Street Bank & Trust Company, NA)		0.02%		01/07/15	9,000,000	9,000,000

Sewer Refunding RB Series 2011B (LIQ: Barclays Bank Plc)	a	0.06%		01/07/15	7,785,000	7,785,000

Sewer Refunding RB Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	6,950,000	6,950,000

See financial notes 55

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
King Cnty Housing Auth
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: Bank of America, NA)		0.07%		01/07/15	4,050,000	4,050,000

Port of Seattle
Sub Lien Refunding RB Series 2008 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		01/07/15	60,000,000	60,000,000

Seattle
Drainage & Wastewater RB 2008 (LIQ: Citibank, NA)	a	0.04%		01/07/15	8,090,000	8,090,000

Washington
GO Bonds Series 2003C (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	7,765,000	7,765,000

GO Bonds Series 2007C (ESCROW/LIQ: Citibank, NA)	a	0.05%		01/07/15	23,315,000	23,315,000

GO Bonds Series 2009E (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	5,000,000	5,000,000

GO Bonds Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	4,000,000	4,000,000

GO Bonds Series 2012C (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	5,000,000	5,000,000

GO Bonds Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	2,500,000	2,500,000

GO Bonds Series 2014D (LIQ: Citibank, NA)	a	0.05%		01/07/15	4,700,000	4,700,000

GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.05%		01/07/15	10,000,000	10,000,000

Motor Vehicle Fuel Tax GO Bonds Series 2008B (ESCROW/LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	12,505,000	12,505,000

Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: MUFG Union Bank, NA)		0.06%		01/07/15	4,805,000	4,805,000

Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: Bank of America, NA)		0.06%		01/07/15	17,900,000	17,900,000

Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: Bank of America, NA)		0.06%		01/07/15	20,885,000	20,885,000

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2013B1		0.19%		07/29/15	16,000,000	16,000,000

RB (Catholic Health Initiatives) Series 2013B2		0.19%		07/29/15	13,000,000	13,000,000

RB (MultiCare Health System) Series 2009A (LIQ: Royal Bank of Canada)	a	0.06%		01/07/15	8,110,000	8,110,000

RB (Providence Health & Services) Series 2010A (LIQ: Bank of America, NA)	a	0.04%		01/07/15	10,180,000	10,180,000

RB (Providence Health & Services) Series 2014C&D (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	8,200,000	8,200,000

RB (Providence Heath & Services) Series 2014C (LIQ: Bank of America, NA)	a	0.04%		01/07/15	8,675,000	8,675,000

RB (Providence Heath & Services) Series 2014D (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	4,000,000	4,000,000

Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 (LOC: Fannie Mae)		0.08%		01/07/15	10,750,000	10,750,000

M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: Fannie Mae)		0.09%		01/07/15	3,480,000	3,480,000

M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: Fannie Mae)		0.08%		01/07/15	13,680,000	13,680,000

M/F Housing RB (Highlander Apts) Series 2004A (LOC: Freddie Mac)		0.06%		01/07/15	7,000,000	7,000,000

M/F Housing RB (Kitts Corner Apts) Series 2014 (LOC: Federal Home Loan Bank)		0.04%		01/07/15	7,000,000	7,000,000

M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: Fannie Mae)		0.07%		01/07/15	6,280,000	6,280,000

M/F Housing RB (Merrill Gardens) Series 1997A (LOC: Fannie Mae)		0.08%		01/07/15	6,125,000	6,125,000

56 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Parkview Apts) Series 2008 (LOC: Freddie Mac)		0.09%		01/07/15	3,060,000	3,060,000

M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: Fannie Mae)		0.08%		01/07/15	12,750,000	12,750,000

M/F Housing RB (Seasons Apts) Series 2006 (LOC: Fannie Mae)		0.07%		01/07/15	19,940,000	19,940,000

M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: Freddie Mac)		0.05%		01/07/15	4,775,000	4,775,000

M/F Housing RB (Woodrose Apts) Series 1999A (LOC: Fannie Mae)		0.08%		01/07/15	6,750,000	6,750,000

M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: Fannie Mae)		0.06%		01/07/15	6,700,000	6,700,000

M/F RB (Cedar Ridge) Series 2005A (LOC: Federal Home Loan Bank)		0.08%		01/07/15	4,030,000	4,030,000

Nonprofit Housing RB (ECCO Properties) Series 2008A (LOC: KeyBank NA)		0.15%		01/07/15	7,000,000	7,000,000

						409,590,000

West Virginia 0.4%
Cabell Cnty
Univ Facilities RB (Provident Group) Series 2010A (LOC: Bank of America, NA)		0.06%		01/07/15	19,965,000	19,965,000

Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A		0.04%		01/07/15	40,000,000	40,000,000

						59,965,000

Wisconsin 1.7%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: Fannie Mae)		0.05%		01/07/15	4,430,000	4,430,000

Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC Bank NA)		0.05%		01/07/15	10,000,000	10,000,000

Wisconsin
GO Bonds Series 2006C (LIQ: Citibank, NA)	a	0.09%		01/07/15	2,540,000	2,540,000

Wisconsin Health & Educational Facilities Auth
Health Facilities RB (UnityPoint Health) Series 2014B1		0.12%		07/29/15	7,000,000	7,000,000

Health Facilities RB (UnityPoint Health) Series 2014B2		0.12%		07/29/15	7,000,000	7,000,000

RB (Ascension Health Alliance) Series 2013B5		0.10%		07/29/15	13,715,000	13,715,000

RB (Ascension Health) Series 2012D (LIQ: Citibank, NA)	a	0.05%		01/07/15	3,000,000	3,000,000

RB (Children’s Hospital) Series 2008B (LIQ: Barclays Bank Plc)	a	0.06%		01/07/15	6,620,000	6,620,000

RB (Froedtert & Community Health) Series 2009C (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	15,785,000	15,785,000

RB (Indian Community School of Milwaukee) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.03%		01/07/15	24,500,000	24,500,000

Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2007E (LIQ: Federal Home Loan Bank)		0.05%		01/07/15	6,980,000	6,980,000

Homeownership RB Series 2003B (LIQ: Federal Home Loan Bank)		0.04%		01/07/15	20,730,000	20,730,000

Homeownership RB Series 2004D (LIQ: Federal Home Loan Bank)		0.04%		01/07/15	6,250,000	6,250,000

Homeownership RB Series 2005C (LIQ: Royal Bank of Canada)		0.05%		01/07/15	26,220,000	26,220,000

Homeownership RB Series 2006E (LIQ: Citibank, NA)	a	0.10%		01/07/15	800,000	800,000

Homeownership RB Series 2008A (LIQ: BMO Harris Bank NA)		0.04%		01/07/15	32,205,000	32,205,000

See financial notes 57

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Housing RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/07/15	5,570,000	5,570,000

Housing RB Series 2008G (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/07/15	21,920,000	21,920,000

Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.04%		01/07/15	12,000,000	12,000,000

						227,265,000

Wyoming 0.9%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: Comerica Bank)		0.14%		01/07/15	11,400,000	11,400,000

Lincoln Cnty
Pollution Control RB (Exxon) Series 1987A		0.01%		01/02/15	1,850,000	1,850,000

Pollution Control Refunding RB (ExxonMobil) Series 2014		0.01%		01/02/15	1,600,000	1,600,000

Sublette Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014		0.01%		01/02/15	2,000,000	2,000,000

Uinta Cnty
Pollution Control Refunding RB (Chevron) Series 1993		0.01%		01/02/15	21,070,000	21,070,000

Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: Bank of New York Mellon)		0.07%		01/07/15	6,000,000	6,000,000

Housing RB 2007 Series 2 (LIQ: State Street Bank & Trust Company, NA)		0.07%		01/07/15	6,000,000	6,000,000

Housing RB 2007 Series 4 (LIQ: Bank of New York Mellon)		0.07%		01/07/15	14,000,000	14,000,000

Housing RB 2007 Series 6 (LIQ: Bank of New York Mellon)		0.07%		01/07/15	7,000,000	7,000,000

Housing RB 2007 Series 8 (LIQ: Bank of New York Mellon)		0.07%		01/07/15	12,000,000	12,000,000

Housing RB 2008 Series 2 (LIQ: Bank of New York Mellon)		0.07%		01/07/15	4,000,000	4,000,000

Housing RB Series 2006-2 (LIQ: State Street Bank & Trust Company, NA)		0.07%		01/07/15	8,000,000	8,000,000

Housing RB Series 2006-5 (LIQ: State Street Bank & Trust Company, NA)		0.07%		01/07/15	10,000,000	10,000,000

Housing RB Series 2006-7 (LIQ: State Street Bank & Trust Company, NA)		0.07%		01/07/15	10,000,000	10,000,000

Housing RB Series 2006-9 (LIQ: State Street Bank & Trust Company, NA)		0.07%		01/07/15	10,000,000	10,000,000

						124,920,000

Other Investments 0.8%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.19%		01/07/15	5,000,000	5,000,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.19%		01/07/15	5,000,000	5,000,000

Nuveen New Jersey Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.12%		01/07/15	10,500,000	10,500,000

Nuveen Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.12%		01/07/15	44,900,000	44,900,000

58 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.13%		01/07/15	39,500,000	39,500,000

						104,900,000

Total Variable-Rate Securities
(Cost $9,299,491,368)						9,299,491,368

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $13,437,146,820.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,282,255,639 or 24.4% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $390,587,000 or 2.9% of net assets.
c	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

At December 31, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

See financial notes 59

 Schwab Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments, at cost and value (Note 2a)		$13,437,146,820
Cash		1,001,480
Receivables:
Interest		13,778,141
Fund shares sold		8,623,769
Prepaid expenses	+	99,938

Total assets		13,460,650,148

Liabilities

Payables:
Investments bought		29,999,490
Investments bought - Delayed delivery		1,352,268
Investment adviser and administrator fees		210,817
Fund shares redeemed		1,022,261
Distributions to shareholders		44,168
Accrued expenses	+	188,159

Total liabilities		32,817,163

Net Assets

Total assets		13,460,650,148
Total liabilities	−	32,817,163

Net assets		$13,427,832,985

Net Assets by Source
Capital received from investors		13,427,832,985

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$11,404,628,785		11,402,477,267		$1.00
Value Advantage Shares	$621,156,276		621,039,379		$1.00
Select Shares	$365,247,885		365,179,115		$1.00
Institutional Shares	$1,036,800,039		1,036,605,386		$1.00

60 See financial notes

 Schwab Municipal Money Fund

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Interest		$12,984,719

Expenses

Investment adviser and administrator fees		41,935,277
Shareholder service fees:
Sweep Shares		38,577,267
Value Advantage Shares		1,467,596
Select Shares		833,169
Institutional Shares		2,516,537
Portfolio accounting fees		430,941
Registration fees		370,877
Custodian fees		257,538
Shareholder reports		183,980
Professional fees		128,578
Transfer agent fees		83,848
Independent trustees’ fees		62,569
Interest expense		1,812
Other expenses	+	250,060

Total expenses		87,100,049
Expense reduction by CSIM and its affiliates	−	75,436,256

Net expenses	−	11,663,793

Net investment income		1,320,926

Realized Gains (Losses)

Net realized gains on investments		3,414,565

Increase in net assets resulting from operations		$4,735,491

See financial notes 61

 Schwab Municipal Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$1,320,926	$1,352,297
Net realized gains	+	3,414,565	946,645

Increase in net assets from operations		4,735,491	2,298,942

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(1,102,000)	(1,105,362)
Value Advantage Shares		(66,696)	(75,706)
Select Shares		(37,864)	(43,577)
Institutional Shares	+	(114,366)	(127,652)

Total distributions from net investment income		(1,320,926)	(1,352,297)

Distributions from net realized gains
Sweep Shares		(1,674,645)	(373,780)
Value Advantage Shares		(91,270)	(23,843)
Select Shares		(53,341)	(13,409)
Institutional Shares	+	(151,364)	(38,600)

Total distributions from net realized gains		(1,970,620)	(449,632)

Total distributions		(3,291,546)	(1,801,929)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		34,138,143,890	34,465,623,918
Value Advantage Shares		153,835,806	237,004,400
Select Shares		111,823,789	104,082,050
Institutional Shares	+	182,233,936	179,523,414

Total shares sold		34,586,037,421	34,986,233,782

Shares Reinvested
Sweep Shares		2,742,975	1,437,460
Value Advantage Shares		135,115	85,226
Select Shares		77,694	48,226
Institutional Shares	+	246,134	157,301

Total shares reinvested		3,201,918	1,728,213

Shares Redeemed
Sweep Shares		(33,980,424,216)	(34,945,219,278)
Value Advantage Shares		(250,221,387)	(334,734,826)
Select Shares		(149,990,615)	(167,534,122)
Institutional Shares	+	(306,508,698)	(407,591,467)

Total shares redeemed		(34,687,144,916)	(35,855,079,693)

Net transactions in fund shares		(97,905,577)	(867,117,698)

Net Assets

Beginning of period		13,524,294,617	14,390,915,302
Total decrease	+	(96,461,632)	(866,620,685)

End of period		$13,427,832,985	$13,524,294,617

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

62 See financial notes

Schwab AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
Sweep Shares	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.02		0.01		0.01		0.01		0.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[2]	0.15	[2]	0.21	[2,3]	0.29	[2]	0.36	[2]
Gross operating expenses	0.70		0.70		0.66	[3]	0.69		0.70
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	3,690		3,528		3,522		3,139		2,940

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
Value Advantage Shares	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.02		0.01		0.01		0.01		0.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[2]	0.15	[2]	0.21	[2,3]	0.29	[2]	0.36	[2]
Gross operating expenses	0.57		0.57		0.53	[3]	0.56		0.57
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	468		539		625		791		1,066

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
3 The ratio of gross operating expenses would have been 0.70% for Sweep Shares and 0.57% for Value Advantage Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.

See financial notes 63

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

33.0%	Fixed-Rate Securities	1,373,518,156	1,373,518,156
67.1%	Variable-Rate Securities	2,789,728,983	2,789,728,983

100.1%	Total Investments	4,163,247,139	4,163,247,139
(0.1%)	Other Assets and Liabilities, Net		(5,690,725)

100.0%	Net Assets		4,157,556,414

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 33.0% of net assets

Alabama 0.8%
Huntsville Health Care Auth
CP		0.07%		01/21/15	10,000,000	10,000,000

CP		0.08%		02/10/15	10,000,000	10,000,000

CP		0.09%		05/05/15	15,000,000	15,000,000

						35,000,000

Alaska 0.1%
North Slope Borough
GO Bonds Series 2014B		2.00%		10/30/15	2,050,000	2,081,414

Arizona 0.3%
Phoenix Civic Improvement Corp
Airport CP Series 2014A &B1 (LOC: Bank of America, NA)		0.10%		03/04/15	3,000,000	3,000,000

Airport CP Series 2014A2&B2 (LOC: Barclays Bank Plc)		0.11%		04/02/15	10,000,000	10,000,000

						13,000,000

California 4.9%
California
GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.06%		02/04/15	7,000,000	7,000,000

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.14%		03/02/15	3,500,000	3,500,000

RB (Providence Health & Services) Series 2009B (LIQ: Wells Fargo & Co)	a,b	0.14%		07/09/15	14,500,000	14,500,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.14%		06/03/15	4,700,000	4,700,000

RB (Kaiser Permanente) Series 2004I		0.14%		02/05/15	7,000,000	7,000,000

RB (Kaiser Permanente) Series 2004I		0.14%		08/06/15	3,100,000	3,100,000

RB (Kaiser Permanente) Series 2004K		0.14%		01/28/15	5,000,000	5,000,000

64 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Kaiser Permanente) Series 2004K		0.13%		04/02/15	8,200,000	8,200,000

RB (Kaiser Permanente) Series 2004K		0.14%		07/08/15	6,200,000	6,200,000

RB (Kaiser Permanente) Series 2006D		0.14%		03/02/15	20,500,000	20,500,000

RB (Kaiser Permanente) Series 2008B		0.14%		01/07/15	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		02/04/15	2,000,000	2,000,000

RB (Kaiser Permanente) Series 2009B2		0.13%		03/05/15	45,000,000	45,000,000

RB (Kaiser Permanente) Series 2009B3		0.14%		07/01/15	21,500,000	21,500,000

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a,b	0.16%		07/09/15	1,050,000	1,050,000

Los Angeles
TRAN 2014		1.50%		06/25/15	20,000,000	20,133,000

Los Angeles Cnty
TRAN 2014-2015		1.50%		06/30/15	10,000,000	10,067,945

San Diego USD
TRAN 2014-2015 Series A		1.50%		06/30/15	5,000,000	5,034,018

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.08%		03/10/15	8,000,000	8,000,000

						202,484,963

Colorado 0.2%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2011A		5.00%		02/01/15	2,960,000	2,971,972

Colorado Springs
Utilities System Refunding RB Series 2011A		5.00%		11/15/15	5,000,000	5,209,655

Univ of Colorado
Univ Enterprise RB Series 2009B1		5.00%		06/01/15	175,000	178,456

Univ Enterprise Refunding RB Series 2007A		5.00%		06/01/15	300,000	305,900

						8,665,983

Connecticut 0.1%
Manchester
GO Temporary Notes		1.00%		07/02/15	4,209,000	4,226,804

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.06%		01/15/15	5,000,000	5,000,000

District of Columbia 1.5%
District of Columbia
GO Bonds Series 2007C		5.00%		06/01/15	1,110,000	1,131,949

GO Bonds Series 2008E		5.00%		06/01/15	420,000	428,255

GO TRAN Fiscal 2015		1.50%		09/30/15	50,000,000	50,513,443

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a,b	0.11%		03/12/15	9,253,000	9,253,000

						61,326,647

Florida 1.5%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008A (LOC: Bank of America, NA)		0.09%		02/03/15	7,000,000	7,000,000

Broward Cnty SD
TAN Series 2014		5.00%		01/30/15	10,000,000	10,039,249

See financial notes 65

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2009B		5.00%		07/01/15	600,000	614,335

Florida State Board of Education
Capital Outlay Refunding Bonds Series 2005B		5.00%		01/01/15	175,000	175,000

Public Education Capital Outlay Refunding Bonds Series 2011B		5.00%		06/01/15	425,000	433,415

Public Education Capital Outlay Refunding Bonds Series 2013A		5.00%		06/01/15	150,000	152,955

Jacksonville
Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.13%		07/09/15	5,300,000	5,300,000

JEA
Electric System RB Series Three 2008C3 (LIQ: Royal Bank of Canada)		0.09%		03/03/15	8,000,000	8,000,000

Electric System RB Series Three 2010A		4.00%		10/01/15	800,000	822,570

Electric System Sub RB Series 2010A		5.00%		10/01/15	520,000	538,500

Miami-Dade Cnty
Water & Sewer RB Series 2008A		5.00%		10/01/15	5,180,000	5,366,724

Water & Sewer System RB Series 2008A		5.00%		10/01/15	350,000	362,158

Water & Sewer System Refunding RB Series 2008C		5.00%		10/01/15	275,000	284,762

Orlando Utilities Commission
Utility System Refunding RB Series 2009C		4.00%		10/01/15	150,000	154,220

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a,b	0.11%		03/12/15	14,740,000	14,740,000

Sunshine State Government Financing Commission
CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.09%		04/08/15	10,000,000	10,000,000

						63,983,888

Georgia 0.0%
Georgia
GO Bonds Series 2009B		4.00%		01/01/15	150,000	150,000

Hawaii 0.0%
Honolulu
GO Bonds Series 2007A		5.00%		07/01/15	555,000	568,164

GO Bonds Series 2007B		5.25%		07/01/15	100,000	102,494

						670,658

Idaho 0.3%
Idaho
TAN Series 2014		2.00%		06/30/15	10,000,000	10,093,066

West Ada Jt SD No. 2
GO Refunding Bonds Series 2014 (GTY: Idaho School Bond Gty Program)		2.00%		02/15/15	1,730,000	1,733,779

						11,826,845

Illinois 0.6%
Chicago
GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a,b	0.25%		07/08/15	2,075,000	2,075,000

Illinois Educational Facilties Auth
CP Revenue (LOC: Northern Trust Co)		0.08%		02/02/15	7,000,000	7,000,000

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2013A		3.00%		06/01/15	280,000	283,007

RB (Northwestern Memorial Hospital) Series 2009A		5.00%		08/15/15	1,150,000	1,183,633

66 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Univ of Chicago) Series 2007		5.00%		07/01/15	130,000	133,066

RB (Univ of Chicago) Series 2008B		5.00%		07/01/15	700,000	716,633

Illinois Regional Transportation Auth
GO Refunding Bonds Series 1997		6.00%		06/01/15	275,000	281,460

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a,b	0.12%		05/07/15	13,990,000	13,990,000

						25,662,799

Indiana 1.0%
Hamilton Southeastern Consolidated School Building Corp
BAN Series 2014B		0.32%		05/27/15	3,500,000	3,500,000

Posey Cnty
Refunding RB (Midwest Fertilizer) Series 2013A (ESCROW)		0.23%		04/02/15	30,000,000	30,000,000

Whiting
Environmental Facilities RB (BP Products NA) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	8,670,000	8,670,000

						42,170,000

Kansas 0.0%
Kansas Department of Transportation
Highway Refunding RB Series 2009A		2.25%		09/01/15	155,000	157,039

Louisiana 0.1%
Louisiana
GO Bonds Series 2012A		5.00%		08/01/15	1,820,000	1,871,345

GO Refunding Bonds Series 2005A		5.00%		08/01/15	210,000	215,798

						2,087,143

Maryland 0.3%
Maryland Health & Higher Educational Facilities Auth
CP (Johns Hopkins Univ) Series A&B		0.08%		04/02/15	10,765,000	10,765,000

Massachusetts 2.3%
Berlin-Bolyston Regional SD
ULT GO BAN		1.00%		12/11/15	2,000,000	2,014,100

East Bridgewater
GO BAN		1.00%		03/13/15	3,551,000	3,556,583

Fall River
GO BAN		1.00%		02/13/15	5,000,000	5,003,987

Framingham
GO BAN		1.00%		12/11/15	4,000,000	4,031,225

Massachusetts
GO Bonds Consolidated Loan Series 2005C		3.88%		09/01/15	100,000	102,409

Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: State Street Bank & Trust Company, NA)		0.09%		02/12/15	8,000,000	8,000,000

Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.09%		03/09/15	17,625,000	17,625,000

Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010B		5.00%		01/01/15	1,500,000	1,500,000

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2007C		5.00%		07/01/15	150,000	153,536

Revenue Notes (Harvard Univ) Series EE		0.06%		02/02/15	3,003,000	3,003,000

Massachusetts School Building Auth
BAN Series 2014A		1.00%		07/16/15	15,000,000	15,070,754

See financial notes 67

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
BAN Series 2014A		5.00%		07/16/15	23,500,000	24,115,827

Dedicated Sales Tax Series 2005A		5.00%		08/15/15	105,000	108,105

New Bedford
GO BAN		1.00%		02/06/15	5,183,346	5,187,068

Wellesley
GO BAN		1.00%		06/15/15	6,078,030	6,102,788

						95,574,382

Michigan 0.6%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.08%		03/02/15	22,000,000	22,000,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B4		0.90%		03/16/15	575,000	575,807

						22,575,807

Minnesota 0.8%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.06%		02/04/15	9,900,000	9,900,000

Health Care Facilities RB (Mayo Foundation) Series 2000A		0.07%		02/04/15	5,400,000	5,400,000

Health Care Facilities RB (Mayo Foundation) Series 2000A		0.06%		02/17/15	17,000,000	17,000,000

						32,300,000

Mississippi 0.0%
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B2		0.25%		01/07/15	1,450,000	1,450,000

Missouri 0.1%
St. Louis
TRAN Series 2014		2.00%		05/29/15	5,000,000	5,037,504

Nevada 0.6%
Las Vegas Valley Water District
LT GO Bonds Series 2006A	a,b	0.11%		03/05/15	1,000,000	1,000,000

LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		03/04/15	5,000,000	5,000,000

LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		03/05/15	13,000,000	13,000,000

Truckee Meadows Water Auth
Water Revenue CP Series 2006A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		06/04/15	1,000,000	1,000,000

Water Revenue CP Series 2006B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		06/15/15	5,750,000	5,750,000

						25,750,000

New Jersey 0.7%
Bergen Cnty
BAN		1.25%		12/23/15	5,360,000	5,416,356

Burlington Cnty Bridge Commission
Lease Revenue Notes Series 2014		1.25%		11/18/15	8,000,000	8,074,366

East Brunswick
BAN		0.75%		01/14/15	2,178,000	2,178,355

Harrison Township
BAN 2014 Series A		1.00%		11/13/15	3,000,000	3,016,538

New Jersey Educational Facilities Auth
CP (Princeton Univ) Series 1997A		0.05%		03/02/15	2,800,000	2,800,000

68 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Ringwood Borough
BAN		0.75%		05/01/15	1,500,000	1,502,168

Sea Isle City
BAN		0.75%		07/22/15	4,000,000	4,009,253

Summit
BAN		1.00%		10/23/15	2,815,518	2,834,616

Woodbridge
BAN		0.75%		08/21/15	1,000,000	1,003,423

						30,835,075

New Mexico 0.1%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	5,675,000	5,675,000

New York 3.6%
Bay Shore UFSD
TAN 2014-2015		1.50%		06/26/15	10,000,000	10,057,121

Bayport Blue Point UFSD
TAN 2014-2015		1.00%		06/25/15	9,000,000	9,035,135

East Islip UFSD
GO TAN 2014		0.75%		06/27/15	5,000,000	5,013,811

Grand Island
BANS 2014		1.00%		10/14/15	6,320,000	6,358,032

Harborfields CSD
TAN 2014-2015		0.75%		06/26/15	4,000,000	4,011,244

Ithaca
GO BAN Series 2014B		1.00%		07/31/15	2,450,000	2,461,759

Liverpool CSD
BAN 2014-2015		1.25%		10/02/15	6,000,000	6,045,582

Metropolitan Transportation Auth
State Service Contract Refunding Bonds Series 2002A		5.50%		01/01/15	100,000	100,000

New York City
GO Bonds Fiscal 2012 Series F		5.00%		08/01/15	3,035,000	3,120,568

GO Bonds Fiscal 2014 Series B		5.00%		08/01/15	5,000,000	5,141,684

New York City Municipal Water Finance Auth
CP Series 1		0.06%		03/05/15	12,000,000	12,000,000

CP Series 1		0.07%		04/06/15	12,000,000	12,000,000

New York State Dormitory Auth
Mental Health Services Facilities RB Series 2008B		5.00%		02/15/15	100,000	100,574

State Personal Income Tax RB Series 2007C		5.00%		03/15/15	200,000	201,929

State Personal Income Tax RB Series 2009G		5.00%		03/15/15	500,000	504,861

New York State Environmental Facilities Corp
State Clean Water & Drinking Water Sub SRF RB Series 2010A		5.00%		06/15/15	1,275,000	1,303,119

New York State Power Auth
CP Series 1&2		0.06%		01/08/15	5,000,000	5,000,000

CP Series 1&2		0.06%		01/12/15	20,000,000	20,000,000

CP Series 1&2		0.06%		01/14/15	9,600,000	9,600,000

Tender Notes Series 1985		0.09%		03/02/15	1,030,000	1,030,000

New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2012A		4.00%		04/01/15	185,000	186,656

State Personal Income Tax RB Series 2008A		5.00%		03/15/15	275,000	277,644

State Personal Income Tax RB Series 2009A		5.00%		03/15/15	600,000	605,822

See financial notes 69

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Personal Income Tax Refunding RB Series 2007A		5.00%		03/15/15	400,000	403,806

North Hempstead
BAN 2014A		0.35%		04/08/15	6,335,000	6,336,498

North Syracuse CSD
GO BAN 2014		0.75%		08/14/15	5,000,000	5,015,824

North Tonawanda SD
School Construction BAN 2014		1.00%		09/17/15	750,000	753,848

Sewanhaka Central HSD
TANS 2014-2015		1.00%		06/26/15	3,000,000	3,011,964

South Country CSD at Brookhaven
TAN 2014-2015		1.25%		06/25/15	3,000,000	3,015,324

Tonawanda
BAN Series 2014		0.75%		09/03/15	3,400,000	3,412,849

Triborough Bridge & Tunnel Auth
General Revenue BAN Series 2014A		5.00%		05/15/15	3,000,000	3,053,686

Ulster Cnty
GO BAN Series 2014B		1.00%		11/25/15	3,000,000	3,020,435

West Seneca
BAN 2014		1.00%		07/30/15	6,000,000	6,029,446

						148,209,221

Ohio 0.2%
Ohio
Capital Facilities Lease Appropriation Refunding Bonds Series 2013B		4.00%		08/01/15	570,000	582,353

Common Schools GO Refunding Bonds Series 2009C		5.00%		09/15/15	475,000	490,896

GO Refunding Bonds Series 2009C		5.00%		08/01/15	200,000	205,499

Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US Bank, NA)		0.45%		02/01/15	7,925,000	7,925,000

						9,203,748

Oregon 0.2%
Lane Cnty SD No. 4J
GO Refunding Bond Series 2008 (GTY: Oregon)		3.50%		07/01/15	200,000	203,221

Oregon
GO Refunding Bonds Series 2011L		5.00%		05/01/15	100,000	101,565

Tax Anticipation Notes Series 2014A		2.00%		06/15/15	5,175,000	5,218,825

Portland SD No.1J
GO Bonds Series 2013A (GTY: Oregon)		5.00%		06/15/15	1,580,000	1,614,436

						7,138,047

Pennsylvania 0.4%
Pennsylvania
GO Bonds First Series 2008		5.00%		05/15/15	150,000	152,637

GO Bonds First Series 2009		5.00%		03/15/15	250,000	252,411

GO Bonds Second Refunding Series 2009		5.00%		07/01/15	300,000	307,089

Philadelphia
TRAN Series 2014-2015A		1.00%		06/30/15	6,000,000	6,025,681

Univ of Pittsburgh
PITT Asset Notes Series 2014		2.00%		07/22/15	6,800,000	6,870,678

Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a,b	0.15%		06/18/15	3,000,000	3,000,000

						16,608,496

70 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

South Carolina 0.8%
South Carolina
GO Bonds (Univ of South Carolina) Series 2006B (LIQ: Wells Fargo & Co)	a,b	0.12%		05/07/15	5,000,000	5,000,000

South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.09%		03/09/15	11,606,000	11,606,000

CP Series E (LIQ: TD Bank NA)		0.08%		03/03/15	13,700,000	13,700,000

Refunding Revenue Obligations Series 2010B		4.00%		01/01/15	1,475,000	1,475,000

Refunding Revenue Obligations Series 2011B		5.00%		12/01/15	250,000	260,742

Revenue Obligations Series 2006A		5.00%		01/01/15	400,000	400,000

Revenue Obligations Series 2008A		5.00%		01/01/15	125,000	125,000

Revenue Obligations Series 2009E		4.00%		01/01/15	500,000	500,000

Revenue Obligations Series 2009E		5.00%		01/01/15	100,000	100,000

						33,166,742

Tennessee 0.7%
Memphis
GO CP Series A (LIQ: Mizuho Bank Ltd)		0.09%		03/05/15	2,500,000	2,500,000

Metropolitan Government of Nashville & Davidson Cnty
GO CP Series A1 (LOC: Mizuho Bank Ltd)		0.08%		03/05/15	7,000,000	7,000,000

GO CP Series A1 (LOC: Mizuho Bank Ltd)		0.09%		03/05/15	5,000,000	5,000,000

GO CP Series A2 (LOC: Sumitomo Mitsui Banking Corp)		0.09%		02/05/15	5,000,000	5,000,000

GO CP Series A2 (LOC: Sumitomo Mitsui Banking Corp)		0.09%		03/02/15	5,000,000	5,000,000

GO CP Series A2 (LOC: Sumitomo Mitsui Banking Corp)		0.08%		03/19/15	5,000,000	5,000,000

						29,500,000

Texas 7.6%
Arlington ISD
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		5.00%		02/15/15	400,000	402,316

Austin
Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		02/05/15	6,100,000	6,100,000

Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		03/04/15	10,000,000	10,000,000

Austin ISD
CP Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		03/04/15	3,000,000	3,000,000

Bryan ISD
ULT Refunding Bonds Series 2005B (GTY: TX Permanent School Fund)		5.25%		02/15/15	1,015,000	1,021,331

Carrollton-Farmers Branch ISD
ULT GO & Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		4.50%		02/15/15	100,000	100,517

Comal ISD
ULT GO & Refunding Bonds Series 1996 (GTY: TX Permanent School Fund)		0.23%		02/01/15	480,000	479,907

ULT Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		4.00%		02/01/15	2,550,000	2,558,236

Conroe ISD
ULT GO & Refunding Bonds Series 2014A (GTY: TX Permanent School Fund)		2.00%		02/15/15	880,000	881,953

Crowley ISD
ULT Refunding Bonds Series 2014B (GTY: TX Permanent School Fund)		0.40%		08/01/15	640,000	640,814

See financial notes 71

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Dallas
Waterworks & Sewer CP Series E (LIQ: JPMorgan Chase Bank, NA)		0.06%		02/06/15	11,920,000	11,920,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.07%		01/07/15	10,700,000	10,700,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.08%		01/07/15	5,000,000	5,000,000

Waterworks & Sewer System Refunding RB Series 2007		5.00%		10/01/15	750,000	776,824

Waterworks & Sewer System Refunding RB Series 2011		5.00%		10/01/15	1,000,000	1,036,106

Dallas ISD
ULT Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		02/15/15	2,200,000	2,210,428

Denton ISD
ULT Refunding Bonds Series 2012B (GTY: TX Permanent School Fund)		0.22%		08/15/15	1,240,000	1,238,254

Ennis ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		0.21%		08/15/15	1,000,000	998,696

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.14%		02/04/15	31,000,000	31,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		04/06/15	12,000,000	12,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		06/03/15	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		07/07/15	14,500,000	14,500,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		08/05/15	6,000,000	6,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.14%		04/06/15	7,000,000	7,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.14%		08/05/15	5,000,000	5,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.14%		08/13/15	16,760,000	16,760,000

Houston
TRAN Series 2014		1.00%		06/30/15	9,000,000	9,039,451

TRAN Series 2014		2.00%		06/30/15	6,000,000	6,055,845

Humble ISD
ULT Refunding Bonds Series 2008B (GTY: TX Permanent School Fund)		4.00%		02/15/15	250,000	251,145

ULT Refunding Bonds Series 2011B (GTY: TX Permanent School Fund)		3.00%		02/15/15	315,000	316,058

Irving ISD
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		4.00%		02/15/15	1,045,000	1,049,868

Judson ISD
ULT GO & Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		5.63%		02/01/15	175,000	175,794

Katy ISD
LT Refunding Bonds Series 2014B (GTY: TX Permanent School Fund)		0.50%		02/15/15	215,000	215,090

ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		6.00%		02/15/15	150,000	151,047

Kemp ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.50%		02/15/15	100,000	100,521

Klein ISD
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		2.50%		08/01/15	110,000	111,417

Longview ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		0.19%		02/15/15	410,000	409,905

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a,b	0.12%		05/21/15	8,050,000	8,050,000

Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.09%		02/17/15	2,000,000	2,000,000

72 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B		5.00%		07/01/15	1,500,000	1,535,564

McKinney ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/15/15	300,000	301,779

Mesquite ISD
ULT Refunding Bonds Series 2014B (GTY: TX Permanent School Fund)		5.00%		08/15/15	3,820,000	3,935,128

Northside ISD
ULT Refunding Bonds Series 2006A (GTY: TX Permanent School Fund)		3.00%		08/01/15	125,000	127,010

Pasadena ISD
ULT GO & Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		3.00%		02/15/15	1,400,000	1,404,895

Pearsall ISD
ULT Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		3.00%		02/15/15	100,000	100,335

Pflugerville ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.25%		08/15/15	235,000	242,276

San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.08%		03/03/15	7,000,000	7,000,000

Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.09%		04/06/15	13,500,000	13,500,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		03/02/15	5,500,000	5,500,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		03/04/15	7,000,000	7,000,000

Electric & Gas Systems RB New Series 2006A		5.00%		02/01/15	1,225,000	1,230,039

Electric & Gas Systems Refunding & RB Series 2002		5.38%		02/01/15	475,000	477,052

Electric & Gas Systems Refunding RB New Series 2006B		5.00%		02/01/15	300,000	301,191

Electric & Gas Systems Refunding RB New Series 2008A		5.50%		02/01/15	400,000	401,768

Refunding Bonds Series 2006		5.00%		02/01/15	1,000,000	1,004,087

Water System CP Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		03/04/15	4,500,000	4,500,000

San Antonio ISD
CP Series A (LIQ: Royal Bank of Canada)		0.08%		02/17/15	2,000,000	2,000,000

CP Series A (LIQ: Royal Bank of Canada)		0.10%		03/03/15	3,500,000	3,500,000

CP Series A (LIQ: Royal Bank of Canada)		0.09%		03/04/15	5,000,000	5,000,000

Teague ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		3.38%		02/15/15	1,150,000	1,154,552

Terrell ISD
ULT Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		4.00%		08/01/15	100,000	102,142

Texas
TRAN Series 2014		1.50%		08/31/15	50,200,000	50,653,825

Texas Public Finance Auth
Unemployment Compensation Assessment RB Series 2003C4		0.06%		01/15/15	12,000,000	12,000,000

Texas Tech Univ
Revenue Financing System CP Series 2012A		0.07%		03/04/15	4,000,000	4,000,000

Tomball ISD
ULT GO & Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		0.20%		02/15/15	205,000	204,950

						316,428,116

See financial notes 73

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Utah 0.6%
Intermountain Power Agency
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.10%		02/10/15	18,700,000	18,700,000

CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.09%		04/07/15	5,800,000	5,800,000

						24,500,000

Virginia 0.8%
Metropolitan Washington Airports Auth
Second Sr Lien CP (Dulles Toll Road) Series One (LOC: JPMorgan Chase Bank, NA)		0.08%		03/09/15	7,000,000	7,000,000

Second Sr Lien CP (Dulles Toll Road) Series One (LOC: JPMorgan Chase Bank, NA)		0.08%		03/19/15	16,000,000	16,000,000

Suffolk Economic Development Auth
Hospital Facilities Refunding & RB (Sentara Healthcare) Series 2008 (LIQ: Citibank, NA)	a,b	0.13%		01/02/15	11,940,000	11,940,000

						34,940,000

Washington 0.4%
Camas SD No. 117
ULT GO Bonds 2007 (GTY: Washington)		5.00%		12/01/15	200,000	208,613

Central Puget Sound Regional Transit Auth
Sales Tax & Motor Vehicle Excise Tax Bonds Series 2009P1		4.00%		02/01/15	800,000	802,552

Sales Tax & Motor Vehicle Excise Tax Refunding Bonds Series 2012P1		4.00%		02/01/15	2,775,000	2,783,995

Everett SD No. 2
ULT GO & Refunding Bonds Series 2007 (GTY: Washington)		4.25%		06/01/15	100,000	101,659

ULT GO Bonds Series 2009A (GTY: Washington)		3.00%		12/01/15	150,000	153,723

Olympia SD No. 111
ULT GO Refunding Bonds 2012 (GTY: Washington)		4.00%		12/01/15	1,420,000	1,469,419

Port of Seattle
Intermediate Lien Refunding RB Series 2012A		3.00%		08/01/15	705,000	716,196

Puyallup SD No. 3
ULT GO Bonds Series 2005 (GTY: Washington)		5.00%		12/01/15	100,000	104,292

Shoreline SD No. 412
ULT GO & Refunding Bonds 2013 (GTY: Washington)		3.00%		12/01/15	200,000	204,914

Vancouver SD No. 37
ULT GO Refunding Bonds 2005 (GTY: Washington)		5.50%		06/01/15	405,000	413,917

Washington
COP Refunding Real Estate Series 2003B		5.00%		04/01/15	690,000	698,115

COP Series 2005C		3.50%		01/01/15	100,000	100,000

GO Bonds Series 1998C		6.00%		07/01/15	100,000	102,861

GO Bonds Series 2010C		5.00%		08/01/15	260,000	267,186

GO Refunding Bonds Series R2005A		5.00%		01/01/15	275,000	275,000

GO Refunding Bonds Series R2007A		5.00%		01/01/15	225,000	225,000

Motor Vehicle Fuel Tax GO Bonds Series 2004F		0.28%		12/01/15	200,000	199,488

Motor Vehicle Fuel Tax GO Refunding Bonds Series R2012D		5.00%		07/01/15	1,250,000	1,280,121

Washington Health Care Facilities Auth
RB (PeaceHealth) Series 2008A (GTY/LIQ: Wells Fargo & Co)	a,b	0.15%		07/09/15	4,630,000	4,630,000

						14,737,051

74 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Wisconsin 0.7%
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMorgan Chase Bank, NA)		0.12%		02/04/15	15,000,000	15,000,000

RB (Aurora Health Care) Series 2010C (LOC: Bank of America, NA)		0.10%		03/05/15	15,000,000	15,000,000

						30,000,000

Wyoming 0.0%
Wyoming Community Development Auth
Housing RB 2014 Series 2		0.20%		06/01/15	630,000	629,784

Total Fixed-Rate Securities
(Cost $1,373,518,156)						1,373,518,156

Variable-Rate Securities 67.1% of net assets

Alabama 6.1%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.06%		01/07/15	6,950,000	6,950,000

GO Refunding Bonds Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	5,000,000	5,000,000

Alabama Municipal Funding Corp
Notes Series 2006 (LOC: US Bank, NA)		0.05%		01/07/15	9,795,000	9,795,000

Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)		0.05%		01/07/15	36,860,000	36,860,000

Alabama Public School & College Auth
Capital Improvement Bonds Series 2007 (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	28,655,000	28,655,000

Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C1 (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	7,700,000	7,700,000

RB (Ascension Health) Series 2006C2 (LIQ: Bank of America, NA)	a	0.09%		01/07/15	6,180,000	6,180,000

Birmingham Water Works Board
Water RB Series 2011 (LIQ: Deutsche Bank AG)	a	0.12%		01/07/15	8,965,000	8,965,000

Water RB Series 2013B (LIQ: Barclays Bank Plc)	a	0.06%		01/07/15	10,310,000	10,310,000

Columbia IDB
Pollution Control Refunding RB (Alabama Power) Series 2014A		0.01%		01/02/15	35,600,000	35,600,000

Pollution Control Refunding RB (Alabama Power) Series 2014D		0.05%		01/07/15	5,000,000	5,000,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: Credit Agricole Corporate and Investment Bank)		0.08%		01/07/15	30,000,000	30,000,000

Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.07%		01/07/15	15,960,000	15,960,000

Mobile IDB
Pollution Control RB (Alabama Power) First Series 2009		0.03%		01/02/15	2,500,000	2,500,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008A (LOC: Citibank, NA)		0.06%		01/07/15	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.04%		01/07/15	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H (LOC: Bank of Nova Scotia)		0.04%		01/07/15	25,000,000	25,000,000

						254,475,000

See financial notes 75

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Alaska 0.4%
Valdez
Marine Terminal Refunding RB (Exxon) Series 1993C		0.02%		01/02/15	5,230,000	5,230,000

Marine Terminal Refunding RB (ExxonMobil) Series 2001		0.01%		01/02/15	10,065,000	10,065,000

						15,295,000

Arizona 0.3%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008D (LIQ: Morgan Stanley Bank NA)	a	0.07%		01/07/15	4,770,000	4,770,000

RB (Banner Health) Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	7,980,000	7,980,000

Phoenix IDA
Health Care Facilities RB (Mayo Clinic) Series 2014B (LIQ: Wells Fargo Bank, NA)		0.01%		01/02/15	1,350,000	1,350,000

						14,100,000

Arkansas 0.1%
Fort Smith
Bonds (Mitsubishi Power Systems Americas) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		01/07/15	5,935,000	5,935,000

California 3.4%
Bay Area Toll Auth
Toll Bridge RB Series 2007A2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		01/07/15	4,500,000	4,500,000

California
GO Bonds Series 2003B1 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.02%		01/07/15	10,000,000	10,000,000

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006C		0.02%		01/07/15	7,700,000	7,700,000

RB (Memorial Health Services) Series 2013A		0.03%		01/07/15	5,765,000	5,765,000

RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	3,750,000	3,750,000

RB (Sutter Health) Series 2011D (LIQ: Citibank, NA)	a	0.05%		01/07/15	4,000,000	4,000,000

California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.07%		01/07/15	3,425,000	3,425,000

California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.04%		01/07/15	5,285,000	5,285,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: MUFG Union Bank, NA)		0.04%		01/07/15	11,285,000	11,285,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2002B		0.02%		01/07/15	14,000,000	14,000,000

Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.09%		01/07/15	6,005,000	6,005,000

GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.04%		01/07/15	9,465,000	9,465,000

Los Angeles
Wastewater System Refunding RB Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.06%		01/07/15	2,250,000	2,250,000

Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.07%		01/07/15	750,000	750,000

Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.07%		01/07/15	8,700,000	8,700,000

Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	4,700,000	4,700,000

76 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.05%		01/07/15	15,200,000	15,200,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.05%		01/07/15	3,000,000	3,000,000

San Francisco
Refunding COP Series 2010A (LIQ: Morgan Stanley Bank NA)	a	0.06%		01/07/15	3,340,000	3,340,000

San Francisco Airport Commission
Second Series Refunding RB 36B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		01/07/15	9,250,000	9,250,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.07%		01/07/15	6,975,000	6,975,000

						139,345,000

Colorado 1.8%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas)		0.11%		01/07/15	18,745,000	18,745,000

Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Citibank, NA)	a	0.10%		01/07/15	1,000,000	1,000,000

RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	7,000,000	7,000,000

Lafayette
M/F Housing RB (Traditions) Series 2011A (LOC: Freddie Mac)		0.05%		01/07/15	12,450,000	12,450,000

Midcities Metropolitan District No. 1
Special Refunding RB Series 2004B (LOC: BNP Paribas)		0.12%		01/07/15	4,000,000	4,000,000

Parker Automotive Metropolitan District
GO Bonds Series 2005 (LOC: US Bank, NA)		0.05%		01/07/15	840,000	840,000

Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMorgan Chase Bank, NA)		0.07%		01/07/15	9,750,000	9,750,000

Univ of Colorado
Univ Enterprise RB Series 2011A (LIQ: Citibank, NA)	a	0.05%		01/07/15	8,000,000	8,000,000

Univ Enterprise RB Series 2013A (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	9,000,000	9,000,000

Univ Enterprise RB Series 2014A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	5,625,000	5,625,000

						76,410,000

Connecticut 0.4%
Connecticut
GO Bonds Series 2014B (LIQ: JP Morgan Securities, LLC)	a	0.03%		01/02/15	4,645,000	4,645,000

GO Refunding Bonds Series 2014H (LIQ: JP Morgan Securities, LLC)	a	0.03%		01/07/15	7,835,000	7,835,000

GO Refunding Notes Series 2014A		0.08%	01/01/15	01/01/16	2,500,000	2,500,000

						14,980,000

Delaware 0.2%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A		0.03%		01/02/15	6,960,000	6,960,000

District of Columbia 2.2%
District of Columbia
GO Bonds Series 2007C (LIQ: Deutsche Bank AG)	a	0.08%		01/07/15	24,655,000	24,655,000

GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.09%		01/07/15	3,305,000	3,305,000

See financial notes 77

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Income Tax Secured Refunding RB Series 2012B (LIQ: Citibank, NA)	a	0.05%		01/07/15	6,200,000	6,200,000

Income Tax Secured Refunding RB Series 2014B		0.06%	01/01/15	12/01/15	2,715,000	2,715,000

RB (American Univ) Series 2006A (LOC: Royal Bank of Canada)		0.04%		01/07/15	16,500,000	16,500,000

District of Columbia HFA
M/F Housing RB (The Yards) Series 2012 (LOC: Federal Home Loan Bank)		0.07%		01/07/15	4,250,000	4,250,000

District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2007A (LIQ: Citibank, NA)	a	0.06%		01/07/15	9,500,000	9,500,000

Public Utility Sub Lien Refunding RB Series 2008A (LIQ: Citibank, NA)	a	0.05%		01/07/15	9,360,000	9,360,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.04%		01/07/15	14,495,000	14,495,000

						90,980,000

Florida 5.2%
Florida Dept of Transportation
Turnpike RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		01/07/15	12,090,000	12,090,000

Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: Federal Home Loan Bank)		0.04%		01/07/15	6,195,000	6,195,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.04%		01/07/15	9,940,000	9,940,000

Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012I3		0.03%		01/07/15	5,000,000	5,000,000

Jacksonville
RB Series 2008A (LOC: Bank of America, NA)		0.06%		01/07/15	8,700,000	8,700,000

JEA
Electric System Sub RB Series 2013C (LIQ: Citibank, NA)	a	0.06%		01/07/15	8,565,000	8,565,000

Miami-Dade Cnty
GO Bonds Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	33,420,000	33,420,000

GO Bonds Series 2014A (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	13,660,000	13,660,000

Seaport RB Series 2014A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		01/07/15	5,000,000	5,000,000

Transit System Sales Surtax RB Series 2006 (LIQ: Citibank, NA)	a	0.06%		01/07/15	7,640,000	7,640,000

Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: JPMorgan Chase Bank, NA)		0.02%		01/07/15	47,760,000	47,760,000

Utility System Refunding RB Series 2011A		0.15%		07/29/15	5,000,000	5,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.06%		01/07/15	3,400,000	3,400,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		01/07/15	1,600,000	1,600,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.04%		01/07/15	6,635,000	6,635,000

Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.06%		01/07/15	2,275,000	2,275,000

Polk Cnty
Health System RB (BayCare Health) Series 2012A1		0.12%		07/29/15	12,500,000	12,500,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	5,375,000	5,375,000

78 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		01/07/15	5,185,000	5,185,000

Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.06%		01/07/15	9,705,000	9,705,000

Energy System RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		01/07/15	4,995,000	4,995,000

						214,640,000

Georgia 1.5%
Bartow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.08%		01/07/15	25,000,000	25,000,000

Floyd Cnty Development Auth
Pollution Control RB (Georgia Power Plant Hammond) First Series 1996		0.03%		01/02/15	780,000	780,000

Georgia
GO Bonds Series 2007B (LIQ: Wells Fargo & Co)	a	0.04%		01/07/15	5,115,000	5,115,000

GO Bonds Series 2007E (LIQ: Wells Fargo & Co)	a	0.06%		01/07/15	5,045,000	5,045,000

Monroe Cnty Development Auth
Pollution Control RB (Georgia Power Plant Scherer) First Series 2009		0.09%		01/07/15	4,000,000	4,000,000

Putnam Cnty Development Auth
Pollution Control RB (Georgia Power Plant Branch) First Series 1996		0.03%		01/02/15	3,985,000	3,985,000

Pollution Control RB (Georgia Power Plant Branch) Second Series 1997		0.03%		01/02/15	18,300,000	18,300,000

						62,225,000

Hawaii 0.1%
Hawaii
GO Bonds Series 2007DJ (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	4,995,000	4,995,000

Idaho 0.2%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013-ID		0.11%		07/29/15	8,110,000	8,110,000

Illinois 6.9%
Bartlett
ULT Ad Valorem Tax Bonds Series 2004 (LOC: Fifth Third Bank)		0.08%		01/07/15	8,320,000	8,320,000

Bloomington
GO Bonds Series 2004 (LIQ: JPMorgan Chase Bank, NA)		0.07%		01/07/15	9,600,000	9,600,000

Bloomington-Normal Airport Auth
GO Bonds Series 2012 (LOC: Northern Trust Co)		0.07%		01/07/15	4,790,000	4,790,000

Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: Sumitomo Mitsui Banking Corp)		0.29%		01/07/15	6,120,000	6,120,000

Chicago Park District
LT Park Bonds Series 2014A (LIQ: Citibank, NA)	a	0.05%		01/07/15	5,100,000	5,100,000

ULT GO Bonds Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.14%		01/07/15	3,000,000	3,000,000

Harris Cnty Health Facilities Development Corp
Hospital RB (Memorial Hermann Healthcare) Series 2008A1 (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	12,000,000	12,000,000

Illinois
GO Bonds Series October 2003B2 (LOC: PNC Bank NA)		0.01%		01/07/15	2,200,000	2,200,000

GO Bonds Series October 2003B3 (LOC: Wells Fargo Bank, NA)		0.01%		01/07/15	2,900,000	2,900,000

See financial notes 79

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series October 2003B6 (LOC: Northern Trust Co)		0.02%		01/07/15	7,000,000	7,000,000

Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997 (LOC: JPMorgan Chase Bank, NA)		0.16%		01/07/15	555,000	555,000

RB (Advocate Health Care) Series 2011B		0.16%		07/29/15	11,900,000	11,900,000

RB (Garrett-Evangelical Theological Seminary) Series 2010 (LOC: Federal Home Loan Bank)		0.04%		01/07/15	4,205,000	4,205,000

RB (Kohl Children’s Museum) Series 2004 (LOC: Northern Trust Co)		0.05%		01/07/15	820,000	820,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.05%		01/07/15	2,500,000	2,500,000

RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMorgan Chase Bank, NA)		0.06%		01/07/15	2,800,000	2,800,000

RB (Perspectives Charter School) Series 2003 (LOC: BMO Harris Bank NA)		0.09%		01/07/15	4,300,000	4,300,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/15	12,981,000	12,981,000

RB (Riverside Health) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.02%		01/07/15	6,900,000	6,900,000

RB (Trinity Health) Series 2011IL (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	1,715,000	1,715,000

RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/15	7,670,000	7,670,000

RB (Univ of Chicago) Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.04%		01/07/15	4,770,000	4,770,000

RB (Univ of Chicago) Series 2013A (LIQ: Citibank, NA)	a	0.05%		01/07/15	3,000,000	3,000,000

RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO Harris Bank NA)		0.03%		01/07/15	18,700,000	18,700,000

Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	2,000,000	2,000,000

Refunding RB (Presbyterian Homes Lake Forest Place) Series 2006 (LOC: Northern Trust Co)		0.05%		01/07/15	7,220,000	7,220,000

Illinois Health Facilities Auth
RB (Evanston Hospital Corp) Series 1996 (LIQ: JPMorgan Chase Bank, NA)		0.06%		01/07/15	34,815,000	34,815,000

RB (Riverside Health) Series 2002B (LOC: JPMorgan Chase Bank, NA)		0.04%		01/07/15	3,425,000	3,425,000

Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: Freddie Mac)		0.11%		01/07/15	8,605,000	8,605,000

Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: Bank of America, NA)	a	0.12%		01/07/15	6,665,000	6,665,000

GO Refunding Bonds Series 1999 (LIQ: Citibank, NA)	a	0.06%		01/07/15	9,900,000	9,900,000

Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	1,215,000	1,215,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/15	6,185,000	6,185,000

Sr Refunding RB Series 2008A1a (LIQ: JPMorgan Chase Bank, NA)		0.06%		01/07/15	35,310,000	35,310,000

Sr Refunding RB Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/07/15	8,000,000	8,000,000

Toll Highway Sr RB Series 2014B (LIQ: State Street Bank & Trust Company, NA)	a	0.05%		01/07/15	8,000,000	8,000,000

Metropolitan Water Reclamation District of Greater Chicago
ULT GO Refunding Bonds Series 2007A (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	10,350,000	10,350,000

						285,536,000

80 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Indiana 1.4%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: CoBank, ACB)		0.05%		01/07/15	28,500,000	28,500,000

Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/15	5,000,000	5,000,000

Hospital RB (Indiana Univ Health) Series 2011C (LOC: Northern Trust Co)		0.02%		01/07/15	6,000,000	6,000,000

RB (Ascension Health) Series 2008E4		0.03%		01/07/15	700,000	700,000

RB (Indiana Univ Health) Series 2011L&M (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	8,500,000	8,500,000

Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	2,000,000	2,000,000

Refunding & RB (Trinity Health) Series 2009A&2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/15	7,050,000	7,050,000

Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		01/07/15	1,000,000	1,000,000

						58,750,000

Iowa 1.8%
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009B		0.07%		01/07/15	19,000,000	19,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.06%		01/07/15	17,500,000	17,500,000

Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: CoBank, ACB)		0.04%		01/07/15	10,000,000	10,000,000

Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US Bank, NA)		0.05%		01/07/15	12,500,000	12,500,000

Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.09%		01/07/15	15,000,000	15,000,000

Iowa Higher Education Loan Auth
Private College Facility RB (Univ of Dubuque) Series 2004 (LOC: Fifth Third Bank)		0.04%		01/02/15	2,200,000	2,200,000

						76,200,000

Kansas 0.4%
Kansas Department of Transportation
Highway Refunding RB Series 2014B1		0.09%	01/02/15	09/01/15	2,400,000	2,400,000

Kansas Development Finance Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012A (LIQ: Barclays Bank Plc)	a	0.06%		01/07/15	4,535,000	4,535,000

Olathe
Health Facilities RB (Olathe Medical Center) Series 2010B (LOC: Bank of America, NA)		0.04%		01/02/15	5,820,000	5,820,000

Shawnee
M/F Housing Refunding RB (Pinegate West Apts) Series 2008A (LOC: BMO Harris Bank NA)		0.05%		01/07/15	5,375,000	5,375,000

						18,130,000

Kentucky 0.5%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009B3 (LOC: Branch Banking & Trust Co)		0.02%		01/07/15	600,000	600,000

RB (Catholic Health Initiatives) Series 2011B1		0.19%		07/29/15	3,000,000	3,000,000

See financial notes 81

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Catholic Health Initiatives) Series 2011B3		0.19%		07/29/15	14,300,000	14,300,000

Richmond
Lease Program RB Series 2006A (LOC: US Bank, NA)		0.05%		01/07/15	3,385,000	3,385,000

						21,285,000

Louisiana 0.8%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.06%		01/07/15	15,000,000	15,000,000

Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: Federal Home Loan Bank)		0.07%		01/07/15	5,775,000	5,775,000

Shreveport Home Mortgage Auth
M/F Housing Refunding RB (Summer Pointe) Series 2004 (LOC: Fannie Mae)		0.04%		01/07/15	3,640,000	3,640,000

St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: Federal Home Loan Bank)		0.07%		01/07/15	3,320,000	3,320,000

RB (Main St Holdings) Series 2006A (LOC: Federal Home Loan Bank)		0.07%		01/07/15	5,060,000	5,060,000

						32,795,000

Maine 1.0%
Maine Finance Auth
RB (Foxcroft Academy) Series 2008 (LOC: TD Bank NA)		0.04%		01/07/15	11,750,000	11,750,000

Maine Health & Higher Educational Facilities Auth
RB Series 2006F (GTY/LIQ: US Bank, NA)	a	0.04%		01/07/15	29,440,000	29,440,000

						41,190,000

Maryland 0.3%
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.04%		01/07/15	7,600,000	7,600,000

Montgomery Cnty
Economic Development RB (Riderwood Village) Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.06%		01/07/15	4,330,000	4,330,000

						11,930,000

Massachusetts 2.9%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.05%		01/07/15	3,845,000	3,845,000

GO Bonds Consolidated Loan Series 2007C (ESCROW/LIQ: Credit Suisse AG)	a	0.06%		01/07/15	1,000,000	1,000,000

GO Refunding Bonds Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		01/07/15	2,000,000	2,000,000

GO Refunding Bonds Series 2014A		0.02%	01/01/15	02/01/15	1,015,000	1,014,983

Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A1 (LIQ: Barclays Bank Plc)		0.01%		01/07/15	30,080,000	30,080,000

General Transportation System Bonds Series 2000A2 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		01/07/15	20,000,000	20,000,000

Sr Sales Tax Bonds Series 2010A		0.13%		07/29/15	4,235,000	4,235,000

Massachusetts Dept of Transportation
Sub RB (Contract Assistance Secured) Series 2010A7 (LIQ: TD Bank NA)		0.04%		01/07/15	7,200,000	7,200,000

82 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Massachusetts Development Finance Agency
RB (Boston Univ) Series U3 (LOC: Northern Trust Co)		0.02%		01/07/15	4,800,000	4,800,000

Massachusetts Health & Educational Facilities Auth
RB (Harvard Univ) Series 2005C (LIQ: Citibank, NA)	a	0.03%		01/02/15	900,000	900,000

RB (Partners HealthCare) Series P1 (LIQ: JPMorgan Chase Bank, NA)		0.02%		01/07/15	10,600,000	10,600,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.04%		01/07/15	6,985,000	6,985,000

Massachusetts Water Resources Auth
General Refunding RB Series 2008F (LIQ: Bank of New York Mellon)		0.02%		01/07/15	18,000,000	18,000,000

Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.05%		01/07/15	5,840,000	5,840,000

Refunding RB Sr Series 2013-3 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	4,050,000	4,050,000

						120,549,983

Michigan 1.3%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	16,495,000	16,495,000

Michigan Higher Education Facilities Auth
Limited Obligation RB (Spring Arbor Univ) Series 2010 (LOC: Comerica Bank)		0.05%		01/07/15	3,300,000	3,300,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010		0.10%		07/29/15	12,760,000	12,760,000

RB (Trinity Health Credit Group) Series 2005F		0.03%		01/07/15	6,400,000	6,400,000

Michigan State Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		01/07/15	9,500,000	9,500,000

Michigan State Univ
GO Bonds Series 2013A (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	5,000,000	5,000,000

						53,455,000

Minnesota 0.1%
Bloomington
M/F Housing Refunding RB (Bristol Village Apts) Series 2002A1 (LOC: Fannie Mae)		0.05%		01/07/15	3,745,000	3,745,000

Mississippi 0.2%
Mississippi Development Bank
Special Obligation Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	10,000,000	10,000,000

Missouri 0.5%
Missouri Health & Educational Facilities Auth
Health Facilities RB (Bethesda Health) Series 2013B (LOC: Bank of America, NA)		0.04%		01/02/15	1,690,000	1,690,000

Health Facilities RB (BJC Health) Series 2013B (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	9,000,000	9,000,000

Health Facilities RB (BJC Health) Series 2013C		0.11%		07/29/15	5,000,000	5,000,000

St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: Federal Home Loan Bank)		0.07%		01/07/15	4,850,000	4,850,000

						20,540,000

See financial notes 83

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Nebraska 1.8%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US Bank, NA)		0.05%		01/07/15	21,000,000	21,000,000

Omaha Public Power District
Electric System RB Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.05%		01/07/15	22,730,000	22,730,000

South Sioux City
IDRB (NATURES BioReserve) Series 2010 (LOC: Bank of America, NA)		0.16%		01/07/15	25,000,000	25,000,000

Washington Cnty
IDRB (Cargill) Series 2010		0.07%		01/07/15	5,000,000	5,000,000

						73,730,000

Nevada 1.1%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.04%		01/07/15	4,735,000	4,735,000

Economic Development Refunding RB (Bishop Gorman HS) Series 2011 (LOC: Bank of America, NA)		0.05%		01/07/15	14,690,000	14,690,000

Clark Cnty SD
LT GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	10,000,000	10,000,000

Las Vegas
RB (Andre Agassi Charitable Foundation) Series 2005 (LOC: Bank of America, NA)		0.06%		01/07/15	4,300,000	4,300,000

Truckee Meadows Water Auth
Water Refunding RB Series 2007 (LIQ: Wells Fargo & Co)	a	0.04%		01/07/15	11,795,000	11,795,000

						45,520,000

New Hampshire 0.2%
New Hampshire Business Finance Auth
Limited Obligation RB (Canam Steel Corp) Series 2010 (LOC: Comerica Bank)		0.12%		01/07/15	8,500,000	8,500,000

New Hampshire Health & Education Facilities Auth
RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.03%		01/07/15	1,270,000	1,270,000

						9,770,000

New Jersey 1.4%
New Jersey
TRAN Series Fiscal 2015 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.04%		01/02/15	24,200,000	24,200,000

New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	3,500,000	3,500,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	8,520,000	8,520,000

New Jersey Health Care Facilities Financing Auth
RB (Virtua Health) Series 2004 (LOC: Wells Fargo Bank, NA)		0.03%		01/07/15	15,645,000	15,645,000

RB (Virtua Health) Series 2009B (LOC: JPMorgan Chase Bank, NA)		0.01%		01/02/15	7,240,000	7,240,000

						59,105,000

84 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New York 6.1%
Metropolitan Transportation Auth
Transportation RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		01/07/15	2,305,000	2,305,000

Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.04%		01/07/15	16,130,000	16,130,000

New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	4,000,000	4,000,000

GO Bonds Fiscal 2006 Series I8 (LIQ: State Street Bank & Trust Company, NA)		0.03%		01/02/15	600,000	600,000

GO Bonds Fiscal 2006 Series J1 (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	6,115,000	6,115,000

GO Bonds Fiscal 2012 Series D3A (LOC: California Public Employees’ Retirement System)		0.02%		01/02/15	5,000,000	5,000,000

GO Bonds Fiscal 2014 Series D4 (LOC: TD Bank NA)		0.02%		01/02/15	5,620,000	5,620,000

GO Bonds Fiscal 2015 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	2,800,000	2,800,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	2,000,000	2,000,000

M/F Housing RB Series 2014C2 (LIQ: Wells Fargo Bank, NA)		0.04%		01/07/15	21,840,000	21,840,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2003 Series F1A (LIQ: Wells Fargo Bank, NA)		0.03%		01/07/15	11,430,000	11,430,000

Water & Sewer System RB Fiscal 2005 Series D (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	570,000	570,000

Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	7,845,000	7,845,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.06%		01/07/15	1,280,000	1,280,000

Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	500,000	500,000

Water & Sewer System RB Fiscal 2012 Series AA (LIQ: Citibank, NA)	a	0.05%		01/07/15	7,000,000	7,000,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Barclays Bank Plc)	a	0.05%		01/07/15	1,335,000	1,335,000

Water & Sewer System RB Fiscal 2015 Series BB2 (LIQ: Mizuho Bank Ltd)		0.02%		01/02/15	765,000	765,000

Water & Sewer System Second General Resolution RB Fiscal 2013 Series BB (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	3,750,000	3,750,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2 (LIQ: Citibank, NA)	a	0.06%		01/07/15	12,300,000	12,300,000

Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.05%		01/07/15	4,000,000	4,000,000

Future Tax Secured Refunding Sr Bonds Fiscal 2003 Series A4 (LIQ: TD Bank NA)		0.02%		01/02/15	17,900,000	17,900,000

Future Tax Secured Sub Bonds Fiscal 2015 Series A3 (LIQ: Mizuho Bank Ltd)		0.02%		01/02/15	8,500,000	8,500,000

Future Tax Secured Sub Bonds Fiscal 2015 Series B1 (LIQ: Credit Suisse AG)	a	0.05%		01/07/15	9,920,000	9,920,000

New York Convention Center Development Corp
RB Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.04%		01/07/15	14,435,000	14,435,000

RB Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	2,359,000	2,359,000

See financial notes 85

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		01/07/15	25,010,000	25,010,000

RB (Goldman Sachs HQ) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.04%		01/07/15	7,000,000	7,000,000

New York State Dormitory Auth
State Personal Income Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	6,000,000	6,000,000

State Personal Income Tax Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/15	9,405,000	9,405,000

New York State Environmental Facilities Corp
Clean & Drinking Water Revolving Funds RB Series 2012D (LIQ: Barclays Bank Plc)	a	0.05%		01/07/15	4,000,000	4,000,000

New York State HFA
Housing RB (10 Liberty St) Series 2003A (LOC: Freddie Mac)		0.02%		01/07/15	900,000	900,000

New York State Power Auth
RB Series 2007A (LIQ: Citibank, NA)	a	0.06%		01/07/15	6,835,000	6,835,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/07/15	2,000,000	2,000,000

State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	4,465,000	4,465,000

State Personal Income Tax RB Series 2013C (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	3,000,000	3,000,000

State Personal Income Tax RB Series 2014A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	9,000,000	9,000,000

Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.05%		01/07/15	525,000	525,000

Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: Manufacturers & Traders Trust Co)		0.14%		01/07/15	5,475,000	5,475,000

Triborough Bridge & Tunnel Auth
General Refunding RB Series 2005B-2B (LOC: Cal St Teachers Retirement Sys)		0.03%		01/02/15	605,000	605,000

						254,519,000

North Carolina 2.6%
Charlotte
Refunding COP Series 2013G (LIQ: Wells Fargo Bank, NA)		0.03%		01/07/15	14,275,000	14,275,000

Guilford Cnty
GO Bonds Series 2005B (LIQ: Wells Fargo Bank, NA)		0.03%		01/07/15	9,680,000	9,680,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D		0.14%		07/29/15	9,145,000	9,145,000

North Carolina
Limited Obligation Bonds Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.04%		01/07/15	3,500,000	3,500,000

North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2006A (LIQ: Wells Fargo & Co)	a	0.04%		01/07/15	23,120,000	23,120,000

RB (Guilford College) Series 2005B (LOC: Branch Banking & Trust Co)		0.04%		01/07/15	7,010,000	7,010,000

North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.04%		01/07/15	10,085,000	10,085,000

North Carolina Medical Care Commission
Hospital Refunding RB (Cone Health) Series 2011B		0.16%		07/29/15	5,000,000	5,000,000

Hospital Refunding RB (Wayne Memorial Hospital) Series 2009 (LOC: Branch Banking & Trust Co)		0.05%		01/07/15	1,700,000	1,700,000

86 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Raleigh
Downtown Improvement COP Series 2005B1 (LIQ: Wells Fargo Bank, NA)		0.01%		01/07/15	26,230,000	26,230,000

						109,745,000

North Dakota 0.2%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: CoBank, ACB)		0.05%		01/07/15	7,000,000	7,000,000

Ohio 0.5%
Allen Cnty
Hospital Facilities Refunding RB (Catholic Health Partners) Series 2012A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	7,500,000	7,500,000

Franklin Cnty
RB (OhioHealth) Series 2011C		0.07%	01/01/15	06/03/15	2,940,000	2,940,000

RB (Trinity Health) Series 2013-OH		0.11%		07/29/15	1,300,000	1,300,000

Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.05%		01/07/15	4,375,000	4,375,000

Ohio
GO Refunding RB Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	3,000,000	3,000,000

Ohio Water Development Auth
Refunding RB (TimkenSteel) Series 2001 (LOC: Northern Trust Co)		0.04%		01/07/15	3,000,000	3,000,000

						22,115,000

Oklahoma 0.6%
Oklahoma Turnpike Auth
Second Sr Refunding RB Series 2006B (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	25,000,000	25,000,000

Oregon 0.1%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: CoBank, ACB)		0.05%		01/07/15	3,000,000	3,000,000

Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	3,000,000	3,000,000

						6,000,000

Pennsylvania 1.9%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	29,000,000	29,000,000

RB (Univ of Pittsburgh Medical Center) Series 2010C (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	9,700,000	9,700,000

Allegheny Cnty IDA
RB (Oakland Catholic HS) Series 2012 (LOC: PNC Bank NA)		0.05%		01/07/15	4,150,000	4,150,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.05%		01/07/15	4,000,000	4,000,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2013A (LIQ: Wells Fargo Bank, NA)		0.01%		01/02/15	220,000	220,000

Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.09%		01/07/15	6,390,000	6,390,000

See financial notes 87

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pennsylvania
GO Bonds First Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	800,000	800,000

GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	1,200,000	1,200,000

Pennsylvania HFA
S/F Mortgage RB Series 2009-105C (LIQ: Bank of America, NA)	a	0.07%		01/07/15	3,000,000	3,000,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.04%		01/07/15	2,700,000	2,700,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.11%		01/07/15	5,410,000	5,410,000

Univ of Pittsburgh
Bonds Series 2005A (LIQ: Barclays Bank Plc)	a	0.06%		01/07/15	6,665,000	6,665,000

Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	3,925,000	3,925,000

						77,160,000

South Carolina 0.2%
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	975,000	975,000

Cherokee Cnty
IDRB (Newark Electronics) Series 1985 (LOC: Bank of America, NA)		0.33%		01/07/15	6,500,000	6,500,000

						7,475,000

Tennessee 0.8%
Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: Royal Bank of Canada)	a	0.06%		01/07/15	3,000,000	3,000,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1995 (LOC: Bank of America, NA)		0.08%		01/07/15	4,975,000	4,975,000

Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: Citibank, NA)		0.06%		01/07/15	16,200,000	16,200,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.08%		01/07/15	2,580,000	2,580,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.08%		01/07/15	2,395,000	2,395,000

Sevier Cnty Public Building Auth
Local Government RB Series VD1 (LOC: Bank of America, NA)		0.04%		01/07/15	5,900,000	5,900,000

						35,050,000

Texas 5.7%
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	2,500,000	2,500,000

Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		01/07/15	4,465,000	4,465,000

Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Bank of America, NA)	a	0.05%		01/07/15	5,270,000	5,270,000

Sub Tier Toll RB Series 2013B (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	5,000,000	5,000,000

Sub Tier Toll RB Series 2013B (LIQ: State Street Bank & Trust Company, NA)	a	0.05%		01/07/15	7,000,000	7,000,000

88 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Harris Cnty
Toll Road Sr Lien RB Series 2009A (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	9,190,000	9,190,000

Toll Road Sub Lien ULT Refunding RB Series 2007C (LIQ: Wells Fargo & Co)	a	0.04%		01/07/15	12,860,000	12,860,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014C		0.02%		01/07/15	4,695,000	4,695,000

Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	10,000,000	10,000,000

Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A (LIQ: Bank of America, NA)	a	0.07%		01/07/15	5,500,000	5,500,000

Harris Cnty Metropolitan Transit Auth
Sales & Use Tax Bonds Series 2011A (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	4,500,000	4,500,000

Houston
Water & Sewer System Jr Lien Refunding RB Series 1998A (LIQ: Deutsche Bank AG)	a	0.13%		01/07/15	8,020,000	8,020,000

Lower Neches Valley Auth
RB (ExxonMobil) Series 2012		0.01%		01/02/15	1,600,000	1,600,000

Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.08%		01/07/15	10,540,000	10,540,000

North East ISD
ULT Bonds Series 2007A (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.04%		01/07/15	8,275,000	8,275,000

North Texas Municipal Water District
Water System RB Series 2008 (LIQ: Bank of America, NA)	a	0.06%		01/07/15	4,565,000	4,565,000

Northwest ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.04%		01/07/15	10,000,000	10,000,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.03%		01/07/15	20,000,000	20,000,000

Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.03%		01/07/15	10,000,000	10,000,000

RB (TOTAL Petrochemicals USA) Series 2011		0.03%		01/07/15	8,000,000	8,000,000

San Antonio
Electric & Gas Systems RB Series 2013 (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	5,000,000	5,000,000

Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	4,020,000	4,020,000

Tax & Revenue COP Series 2006 (LIQ: Wells Fargo & Co)	a	0.06%		01/07/15	9,038,000	9,038,000

San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	10,005,000	10,005,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2007B (LIQ: Bank of America, NA)	a	0.14%		01/07/15	5,625,000	5,625,000

RB (Texas Health Resources) Series 2008B		0.18%		01/07/15	15,000,000	15,000,000

RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.05%		01/07/15	1,960,000	1,960,000

Texas
GO Bonds Series 2010C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		01/07/15	6,000,000	6,000,000

Veterans Bonds Series 2014A (LIQ: Bank of America, NA)		0.03%		01/07/15	12,620,000	12,620,000

Veterans Bonds Series 2014D (LIQ: State Street Bank & Trust Company, NA)		0.02%		01/07/15	4,990,000	4,990,000

See financial notes 89

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Texas A&M Univ
Financing System RB Series 2010B (LIQ: Barclays Bank Plc)	a	0.06%		01/07/15	1,500,000	1,500,000

Texas Transportation Commission
GO Mobility Fund Refunding Bonds Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	4,000,000	4,000,000

Univ of Houston
Consolidated Refunding RB Series 2008 (LIQ: Bank of America, NA)	a	0.09%		01/07/15	5,540,000	5,540,000

Univ of Texas
Revenue Financing System Bonds Series 2008B		0.04%		01/07/15	1,100,000	1,100,000

						238,378,000

Utah 0.4%
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: Freddie Mac)		0.09%		01/07/15	9,375,000	9,375,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Citibank, NA)	a	0.05%		01/07/15	7,230,000	7,230,000

						16,605,000

Virginia 0.7%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012C		0.12%		07/29/15	7,370,000	7,370,000

Health Care RB (Inova Health) Series 2012D (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	2,400,000	2,400,000

Hospital Refunding RB (Inova Health) Series 1993A (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	3,330,000	3,330,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010C		0.16%		07/29/15	9,125,000	9,125,000

Virginia College Building Auth
Educational Facilities RB Series 2006A (ESCROW/LIQ: Wells Fargo & Co)	a	0.06%		01/07/15	4,866,000	4,866,000

						27,091,000

Washington 1.8%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.04%		01/07/15	2,985,000	2,985,000

Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: Rabobank Nederland)		0.09%		01/07/15	4,160,000	4,160,000

Washington
GO Bonds Series 2005C (LIQ: Deutsche Bank AG)	a	0.12%		01/07/15	3,355,000	3,355,000

GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.05%		01/07/15	7,000,000	7,000,000

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2013B1		0.19%		07/29/15	8,000,000	8,000,000

RB (Catholic Health Initiatives) Series 2013B2		0.19%		07/29/15	7,000,000	7,000,000

RB (MultiCare Health System) Series 2009A (LIQ: Royal Bank of Canada)	a	0.06%		01/07/15	5,000,000	5,000,000

RB (Providence Health & Services) Series 2012C (LIQ: US Bank, NA)		0.06%		01/07/15	30,000,000	30,000,000

RB (Providence Health & Services) Series 2014C&D (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	5,120,000	5,120,000

						72,620,000

90 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Wisconsin 0.9%
Wisconsin
Appropriation Bonds Series 2009A (LIQ: Barclays Bank Plc)	a	0.06%		01/07/15	12,500,000	12,500,000

Wisconsin Health & Educational Facilities Auth
Health Facilities RB (UnityPoint Health) Series 2014B1		0.12%		07/29/15	3,500,000	3,500,000

Health Facilities RB (UnityPoint Health) Series 2014B2		0.12%		07/29/15	4,150,000	4,150,000

RB (Ascension Health Alliance) Series 2013B5		0.10%		07/29/15	4,570,000	4,570,000

RB (Indian Community School of Milwaukee) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.03%		01/07/15	2,700,000	2,700,000

Wisconsin Housing & Economic Development Auth
Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.04%		01/07/15	10,240,000	10,240,000

						37,660,000

Wyoming 0.1%
Uinta Cnty
Pollution Control Refunding RB (Chevron) Series 1993		0.01%		01/02/15	2,630,000	2,630,000

Total Variable-Rate Securities
(Cost $2,789,728,983)						2,789,728,983

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $4,163,247,139.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,311,912,000 or 31.6% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $108,873,000 or 2.6% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

See financial notes 91

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

At December 31, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

92 See financial notes

 Schwab AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments, at cost and value (Note 2a)		$4,163,247,139
Cash		4,680
Receivables:
Interest		3,821,479
Fund shares sold		430,829
Prepaid expenses	+	30,180

Total assets		4,167,534,307

Liabilities

Payables:
Investments bought		9,250,000
Investment adviser and administrator fees		48,894
Fund shares redeemed		635,449
Distributions to shareholders		7,772
Accrued expenses	+	35,778

Total liabilities		9,977,893

Net Assets

Total assets		4,167,534,307
Total liabilities	−	9,977,893

Net assets		$4,157,556,414

Net Assets by Source
Capital received from investors		4,157,556,414

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$3,689,879,134		3,688,782,473		$1.00
Value Advantage Shares	$467,677,280		467,515,975		$1.00

See financial notes 93

 Schwab AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Interest		$4,046,044

Expenses

Investment adviser and administrator fees		12,977,654
Shareholder service fees:
Sweep Shares		12,128,491
Value Advantage Shares		1,092,264
Portfolio accounting fees		199,161
Registration fees		131,354
Shareholder reports		105,146
Custodian fees		85,991
Professional fees		46,710
Transfer agent fees		41,545
Independent trustees’ fees		37,072
Interest expense		298
Other expenses	+	72,982

Total expenses		26,918,668
Expense reduction by CSIM and its affiliates	−	23,268,677

Net expenses	−	3,649,991

Net investment income		396,053

Realized Gains (Losses)

Net realized gains on investments		651,564

Increase in net assets resulting from operations		$1,047,617

94 See financial notes

 Schwab AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$396,053	$386,020
Net realized gains	+	651,564	472,250

Increase in net assets from operations		1,047,617	858,270

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(346,421)	(328,638)
Value Advantage Shares	+	(49,632)	(57,382)

Total distributions from net investment income		(396,053)	(386,020)

Distributions from net realized gains
Sweep Shares		(292,937)	(160,546)
Value Advantage Shares	+	(37,143)	(24,532)

Total distributions from net realized gains		(330,080)	(185,078)

Total distributions		(726,133)	(571,098)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		10,982,572,840	10,412,500,997
Value Advantage Shares	+	118,296,895	185,271,406

Total shares sold		11,100,869,735	10,597,772,403

Shares Reinvested
Sweep Shares		629,540	478,123
Value Advantage Shares	+	75,417	71,265

Total shares reinvested		704,957	549,388

Shares Redeemed
Sweep Shares		(10,821,558,776)	(10,407,755,840)
Value Advantage Shares	+	(189,693,517)	(271,492,570)

Total shares redeemed		(11,011,252,293)	(10,679,248,410)

Net transactions in fund shares		90,322,399	(80,926,619)

Net Assets

Beginning of period		4,066,912,531	4,147,551,978
Total increase or decrease	+	90,643,883	(80,639,447)

End of period		$4,157,556,414	$4,066,912,531

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 95

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes

1. Business Structure of the Funds:

Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Cash Reserves	Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund

Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds

96

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of December 31, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.

 97

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:

A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments

98

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

3. Credit and Liquidity Enhancements (continued):

in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.

	Schwab	Schwab
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

% of investments in securities with credit enhancements or liquidity enhancements	72%	69%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	10% (JP Morgan Chase Group)	13% (JP Morgan Chase Group)

For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC” and/or liquidity agreement “LIQ”, respectively, along with the institution providing the enhancement.

4. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Support Provider Risk. The funds may invest a substantial portion of its assets in securities with guarantees and/or liquidity supports provided by a bank or other financial institution, and the existence and nature of such supports may be a

 99

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Financial Notes (continued)

4. Risk Factors (continued):

significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity support provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are guaranteed by the same bank or financial institution, these risks may be increased.

State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (“AMT”) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — and indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

100

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the sweep shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Sweep Shares	0.25%	0.10%
Value Advantage Shares	0.22%	n/a
Select Shares	0.22%	n/a
Institutional Shares	0.22%	n/a

CSIM and its affiliates have made an additional agreement with each fund, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”), as follows:

	Schwab	Schwab
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Sweep Shares*	0.62%	0.62%
Value Advantage Shares*	0.45%	0.45%
Select Shares**	0.35%	n/a
Institutional Shares**	0.24%	n/a

*	CSIM and its affiliates have agreed to limit this share class’s expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	Select Shares and Institutional Shares are only offered by Schwab Municipal Money Fund. CSIM and its affiliates have agreed to limit this share class’s expenses as described above through April 29, 2016.

In addition, effective January 1, 2014 through December 31, 2014, CSIM and its affiliates agreed to waive an additional amount of the Schwab Municipal Money Fund’s Select Shares, Value Advantage Shares and Sweep Shares expenses and the Schwab AMT

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Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):

Tax-Free Fund’s Value Advantage Shares and Sweep Shares expenses equal to 0.005% of each fund’s or share class’s average daily net assets.

During the period ended December 31, 2014, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:

	Total	Contractual Expense
	Waived Amount	Limitation Waived Amount

Schwab Municipal Money Fund	$75,436,256	$15,605,939
Schwab AMT Tax-Free Money Fund	23,268,677	3,399,568

The remainder of the total waived amounts not related to the contractual expense limitations are discussed below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of December 31, 2014, the balance of recoupable waivers is as follows:

	Expiration Date
	December 31, 2015	December 31, 2016	December 31, 2017	Total

Schwab Municipal Money Fund
Sweep Shares	$37,034,954	$47,544,397	$54,745,357	$139,324,708
Value Advantage Shares	1,900,331	2,191,081	2,377,620	6,469,032
Select Shares	583,445	824,824	971,952	2,380,221
Institutional Shares	329,600	1,067,220	1,735,388	3,132,208
Schwab AMT Tax-Free Money Fund
Sweep Shares	$12,403,024	$15,229,803	$18,117,978	$45,750,805
Value Advantage Shares	1,656,669	1,673,827	1,751,131	5,081,627

As of December 31, 2014, recoupable waivers expired as follows:

Schwab Municipal Money Fund
Sweep Shares	$29,080,911
Value Advantage Shares	1,512,755
Select Shares	303,575
Institutional Shares	62,390
Schwab AMT Tax-Free Money Fund
Sweep Shares	$9,765,098
Value Advantage Shares	1,400,113

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2014, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Municipal Money Fund	$110,515,000
Schwab AMT Tax-Free Money Fund	50,630,000

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the

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 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):

average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

As of December 31, 2014, the funds had no undistributed earnings on a tax basis.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the funds had no capital losses deferred and no capital loss carryforwards utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

	Schwab	Schwab
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Current period distributions
Tax-exempt income	$1,320,926	$396,053
Ordinary income	721,223	302,982
Long-term capital gains	1,249,397	27,098

Prior period distributions
Tax-exempt income	$1,352,297	$386,020
Ordinary income	186,073	185,078
Long-term capital gains	263,559	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes; there were no such differences in the current year. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

 103

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

8. Federal Income Taxes (continued):

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2014, the funds made the following reclassifications:

	Schwab	Schwab
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Capital shares	$1,443,945	$321,484
Net realized capital gains and losses	(1,443,945)	(321,484)

As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the funds did not incur any interest or penalties.

9. Recent Regulatory Development:

On July 23, 2014 the SEC passed new amendments to the rules governing money market funds. The new amendments have mandatory compliance dates, which are staggered over the next two years. Management is currently evaluating the impact of the new amendments and their impact to the funds’ future financial statements and related disclosures.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (two of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2015

 105

Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) and under California Revenue and Taxation Code section 17145 for the year ended December 31, 2014.

Percentage

Schwab Municipal Money Fund	100%
Schwab AMT Tax-Free Money Fund	100%

Under Section 852 (b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2014:

Schwab Municipal Money Fund	$2,612,801
Schwab AMT Tax-Free Money Fund	314,665

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	74	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	74	Director, KLA-Tencor Corporation (2008 – present)

Charles A. Ruffel 1956 Trustee (Trustee of The Charles Schwab Family of Funds since 2015.)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

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 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

108

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 109

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

Guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

Letter of Credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.

Liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective

110

maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.csimfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 111

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

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Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR26568-12
00132606

Annual report dated December 31, 2014, enclosed.

Schwab California Municipal Money Fundtm

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Schwab California Municipal Money Fundtm

Annual Report
December 31, 2014

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

For the 12-month reporting period ended December 31, 2014, yields on municipal money market securities remained extremely low.

Dear Shareholder,

I’d like to thank you for trusting us to help you meet your investment goals and for reading this annual report regarding the Schwab California Municipal Money Fund. This fund is designed to offer stability of capital, liquidity, and income, and is meant to help serve as part of the foundation of an investor’s portfolio.

For the 12-month reporting period ended December 31, 2014, yields on municipal money market securities remained extremely low. With moderate economic improvements, the Federal Reserve wrapped up its quantitative easing policies aimed at holding down long-term interest rates, while keeping short-term interest rates near zero percent. Meanwhile, the supply of municipal securities remained limited as municipalities issued fewer securities, which maintained downward pressure on yields.

In related industry matters, the Securities and Exchange Commission released final guidance regarding the rules that govern money market funds in July 2014. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. Investors will also benefit from enhanced disclosures and increased protections from these changes.

For more information about these developments, please visit the “Insights” section of www.csimfunds.com, where you’ll find links under the heading, “Money Fund Reform FAQ.” For former shareholders in the Schwab California AMT Tax-Free Money Fund, please note that this fund was reorganized into the Schwab California Municipal Money Fund effective September 29, 2014. For more information about the Schwab California Municipal Money Market Fund, please continue reading this report, or visit our website. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 1

Fund Management

Kenneth Salinger, CFA, Managing Director and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He has also had overall responsibility for all aspects of the management of the fund since 2008. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

2 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

State Investment Environment

California’s financial position has improved with the state’s economic rebound and higher tax revenues are now being directed toward repayment of accumulated budgetary debt and building a rainy day fund.

California’s budget for fiscal 2015 (7/1/14-6/30/15) was balanced with strong growth in taxes from capital gains and other revenue improvement. The budget pays down over $10 billion of $26.2 billion in outstanding budgetary debt, including $5 billion of delayed payments to schools and community colleges, and sets aside $1.6 billion in the state’s budget stabilization account. The budget continues to benefit from a temporary increase in personal income taxes and sales taxes, approved by voters in November 2012. Revenues received through December 2014 were almost $3 billion ahead of the original projection, with personal income taxes up 7.1% offset by sales and use taxes which were below the forecast by 3.3%. Updated projections for the full year anticipate general fund revenues to exceed the budget by about $2.6 billion, or 2.4%. The state expects to end fiscal 2015 with $3.0 billion in reserves, which is equal to 2.7% of annual spending.

On January 9, 2015, Governor Brown introduced his spending plan for fiscal 2016. The budget projects general fund revenues of $113.4 billion and expenditures totaling $113.3 billion, including a $1.2 billion addition to the budget stabilization account. This proposal continues to reflect the Governor’s financial priorities, with a large share of general fund revenues applied to paying down accumulated budgetary debt and other one-time spending. The budget also boosts K-12 and community college education spending by $7.8 billion in compliance with Proposition 98’s minimum requirements. If the budget is adopted as proposed, the state projects ending fiscal 2016 with $4.3 billion of reserves, or 3.8% of annual spending.

As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. Though the current outlook for state funding is improved, California’s earlier budget cuts have had varying impacts on the credit quality of these issuers. Although California school districts and community college districts receive over 55% of their total funding from the state, their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. Many of these local property tax bases are growing again, but some areas that experienced the most development just prior to the recession have not yet returned to pre-recession levels.

Counties are rebuilding their financial positions from growth in their property tax bases and other revenue streams which may allow them to restore some services that were cut in response to prior cuts in state aid. Moody’s Investors Service raised its rating on San Diego County to Aaa from Aa1 in August, while Fitch Ratings revised its outlook on Los Angeles County’s AA- rating to positive in December.

The outlook for many of California’s cities is also improving, with stronger growth in sales and business taxes. However, they continue to face cost pressures especially in the areas of pensions and healthcare benefits. Standard and Poor’s Ratings Services upgraded its rating on the City of Sacramento to AA- from A+ in July and revised its outlook on the City of Los Angeles’ AA- rating to positive in September. The City of Stockton’s plan for exiting bankruptcy was approved in November, while the City of San Bernardino continues to work toward a reorganization plan. Stockton and San Bernardino were both centers for the recent housing market boom and bust.

California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the East Bay Municipal Utility District, the Bay Area Toll Authority and Kaiser Permanente have been generally insulated from the state’s earlier financial difficulties as they pay off their bonds with revenues received from the services they provide to customers.

California’s economy has significantly rebounded from the recent recession and is growing at a moderate pace. The state gained 344,100 jobs from November 2013 to November 2014, a 2.2% increase, continuing on from the 441,100 jobs gained in calendar year 2013. California surpassed its pre-recession peak jobs in June 2014. However, the state’s unemployment rate remains elevated at 7.2% in November 2014, reflecting both new entrants to the labor force and an improving participation rate. That unemployment rate placed the state third highest in the country, tied with Georgia, and still well above the national average of 5.8%.

Despite its diversified economy and high wealth indicators, California’s credit quality remains relatively weak compared to other states due primarily to its recent structural budget problems. At the end of the report period, the state’s general obligation ratings were Aa3 from Moody’s, A+ from S&P, and A from Fitch. S&P raised its rating from A in November 2014.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 3

Schwab California Municipal Money Fund™

The Schwab California Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the year ended December 31, 2014, to help the fund maintain a positive net yield.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced steady demand during the 12-month reporting period. Supply, however, declined during the reporting period, pushing yields to or near record lows in a multi-year trend for muni money market funds.

Growing credit improvement and an ongoing appreciation for the tax advantages of munis played an important role in supporting muni money market funds during the 12-month reporting period. Money markets generally benefitted from higher allocations of cash among corporations and higher net worth individuals, continuing a trend that began several years ago. A healthier U.S. economic environment increased tax revenues for many municipalities and contributed to improving overall credit conditions. At the same time, growing regulatory burdens among banks, which often provide credit or liquidity enhancements for municipal securities, have made the issuance of short-term instruments more expensive for issuers. When combined, the generally improving economic conditions and the impact of more burdensome regulations on banks resulted in downward pressure on supply during the 12-month reporting period.

These conditions, combined with the Federal Reserve keeping short-term interest rates at 0% to 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.03% and 0.12%, finishing the period near the lower end of this range.

Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers. From the beginning of the year through May, the fund’s WAM generally declined and hovered in a range of roughly 24 to 38 days. As the overall supply of acceptable securities rose in June during the typical “note season,” the fund’s WAM was extended as some of these securities were added to the portfolio. Reflecting these strategies, the fund’s WAM started the period at 38 days and ended at 46 days.

As of 12/31/14:

 Portfolio Composition By Maturity2

% of investments

1-7 Days	64.3%
8-30 Days	3.9%
31-60 Days	5.8%
61-90 Days	7.7%
91-180 Days	6.8%
More than 180 Days	11.5%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	46 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	51%

 Portfolio Composition by Security Type5

% of investments

Tender Option Bonds	25.9%
Variable Rate Demand Obligations	38.5%
Commercial Paper	21.0%
Fixed Rate Notes	11.3%
Other	3.3%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[5]	Portfolio Composition is calculated using the Par Value of Investments.

4 Schwab California Municipal Money Fundtm

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab California
	Municipal Money Fundtm
	Sweep	Value Advantage
	Shares	Shares®

Ticker Symbol	SWCXX	SWKXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.08%	-0.10%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.53% and 0.38% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 6.96%. Your tax rate may be different.

Schwab California Municipal Money Fundtm 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2014 and held through December 31, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/14	at 12/31/14	7/1/14–12/31/14

Schwab California Municipal Money Fundtm
Sweep Shares
Actual Return	0.07%	$1,000.00	$1,000.10	$0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36
Value Advantage Shares®
Actual Return	0.07%	$1,000.00	$1,000.10	$0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

Schwab California Municipal Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
Sweep Shares	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.02		0.01		0.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.08	[2]	0.13	[2]	0.19	[2]	0.25	[2]	0.33	[2]
Gross operating expenses	0.69		0.69		0.69		0.69		0.69
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	6,439		6,081		6,137		5,641		5,507

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
Value Advantage Shares	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.02		0.01		0.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.08	[2]	0.13	[2]	0.19	[2]	0.26	[2]	0.33	[2]
Gross operating expenses	0.56		0.56		0.56		0.56		0.56
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	771		751		853		1,071		1,399

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)

See financial notes 7

 Schwab California Municipal Money Fund

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

36.3%	Fixed-Rate Securities	2,613,751,722	2,613,751,722
63.9%	Variable-Rate Securities	4,608,311,014	4,608,311,014

100.2%	Total Investments	7,222,062,736	7,222,062,736
(0.2%)	Other Assets and Liabilities, Net		(11,953,405)

100.0%	Net Assets		7,210,109,331

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 36.3% of net assets

California 36.3%
Alameda Cnty Jt Powers Auth
Lease Revenue CP Series A (LOC: MUFG Union Bank, NA)		0.10%		04/14/15	10,000,000	10,000,000

Bay Area Toll Auth
Toll Bridge RB Series 2008F1 (LIQ: Wells Fargo & Co)	a,b	0.15%		06/18/15	9,880,000	9,880,000

California
GO Bonds		6.00%		02/01/15	250,000	251,204

GO Bonds		3.00%		03/01/15	1,015,000	1,019,539

GO Bonds		5.00%		03/01/15	2,270,000	2,287,865

GO Bonds		2.00%		04/01/15	150,000	150,650

GO Bonds		4.00%		04/01/15	100,000	100,921

GO Bonds		5.00%		04/01/15	2,115,000	2,140,008

GO Bonds		4.13%		06/01/15	200,000	203,217

GO Bonds		4.50%		06/01/15	455,000	462,966

GO Bonds		5.00%		06/01/15	510,000	520,158

GO Bonds		5.00%		08/01/15	225,000	231,177

GO Bonds		3.00%		09/01/15	300,000	305,531

GO Bonds		4.00%		09/01/15	680,000	696,797

GO Bonds		5.00%		09/01/15	30,625,000	31,615,595

GO Bonds		3.00%		10/01/15	470,000	479,588

GO Bonds		4.00%		10/01/15	14,870,000	15,299,312

GO Bonds		5.00%		10/01/15	230,000	238,115

GO Bonds		5.00%		11/01/15	350,000	363,746

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.06%		02/04/15	8,500,000	8,500,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.07%		03/03/15	20,750,000	20,750,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.07%		03/04/15	23,000,000	23,000,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.08%		03/05/15	25,000,000	25,000,000

GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.08%		01/30/15	24,750,000	24,750,000

8 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.08%		03/02/15	20,000,000	20,000,000

GO CP Series A3 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.07%		02/05/15	25,600,000	25,600,000

GO CP Series A3 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.07%		02/12/15	25,000,000	25,000,000

GO CP Series A3 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.07%		02/26/15	35,000,000	35,000,000

GO CP Series A3 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.07%		03/02/15	9,300,000	9,300,000

GO CP Series A7 (LOC: Mizuho Bank Ltd)		0.07%		03/04/15	19,000,000	19,000,000

GO Refunding Bonds		5.00%		02/01/15	900,000	903,646

GO Refunding Bonds		5.00%		03/01/15	3,010,000	3,033,322

GO Refunding Bonds		2.00%		04/01/15	1,000,000	1,004,698

GO Refunding Bonds		5.00%		05/01/15	345,000	350,443

GO Refunding Bonds		5.00%		06/01/15	550,000	560,850

GO Refunding Bonds		4.00%		08/01/15	420,000	429,116

GO Refunding Bonds		5.00%		09/01/15	5,360,000	5,532,650

GO Refunding Bonds		5.00%		11/01/15	6,875,000	7,152,740

GO Refunding Bonds		5.00%		12/01/15	1,550,000	1,618,149

RAN 2014-2015		1.50%		06/22/15	47,100,000	47,407,083

California Dept of Water Resources
Power Supply RB Series 2010L		2.50%		05/01/15	490,000	493,680

Power Supply RB Series 2010L		5.00%		05/01/15	2,075,000	2,108,494

Power Supply RB Series 2010M		2.25%		05/01/15	320,000	322,150

Power Supply RB Series 2010M		4.00%		05/01/15	275,000	278,416

Power Supply RB Series 2010M		5.00%		05/01/15	600,000	609,612

Water System RB (Central Valley) Series AF		5.00%		12/01/15	100,000	104,310

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.13%		04/02/15	24,000,000	24,000,000

RB (Scripps Health) Series 2010A		5.00%		11/15/15	1,075,000	1,120,153

California Public Works Board
Lease Refunding RB Series 2014F		3.00%		09/01/15	3,500,000	3,565,444

California School Cash Reserve Program Auth
Bonds 2014-2015 Series D		2.00%		06/30/15	14,125,000	14,256,480

Bonds 2014-2015 Series E		2.00%		06/30/15	48,000,000	48,444,411

California State Univ
CP Series A (LOC: State Street Bank & Trust Company, NA; Wells Fargo Bank, NA)		0.07%		03/04/15	17,475,000	17,475,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.14%		02/04/15	21,000,000	21,000,000

RB (Kaiser Permanente) Series 2004E		0.14%		06/03/15	18,300,000	18,300,000

RB (Kaiser Permanente) Series 2004E		0.14%		06/04/15	11,800,000	11,800,000

RB (Kaiser Permanente) Series 2004I		0.14%		02/05/15	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004I		0.14%		06/01/15	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2004I		0.14%		07/01/15	10,700,000	10,700,000

RB (Kaiser Permanente) Series 2004I		0.14%		08/06/15	7,000,000	7,000,000

RB (Kaiser Permanente) Series 2004K		0.14%		01/06/15	12,400,000	12,400,000

RB (Kaiser Permanente) Series 2004K		0.14%		01/28/15	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2006D		0.14%		01/06/15	26,500,000	26,500,000

RB (Kaiser Permanente) Series 2008B		0.14%		04/01/15	1,000,000	1,000,000

See financial notes 9

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Kaiser Permanente) Series 2008B		0.14%		05/04/15	9,000,000	9,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		08/06/15	48,000,000	48,000,000

RB (Kaiser Permanente) Series 2008C		0.14%		06/15/15	18,000,000	18,000,000

RB (Kaiser Permanente) Series 2009B3		0.13%		05/05/15	3,500,000	3,500,000

RB (Kaiser Permanente) Series 2009B6		0.14%		06/04/15	14,000,000	14,000,000

Student Housing RB (CHF-Irvine) Series 2004 (ESCROW)		5.63%		05/15/15	1,000,000	1,020,041

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a,b	0.16%		07/09/15	12,155,000	12,155,000

Chula Vista
Refunding IDRB (SDG&E) Series 2004E (GTY/LIQ: Wells Fargo & Co)	a,b	0.15%		06/18/15	9,995,000	9,995,000

Contra Costa Water District
Extendible CP		0.09%	01/22/15	06/29/15	20,500,000	20,500,000

Water Revenue Notes Series A		4.00%		10/01/15	1,000,000	1,028,915

Dublin USD
GO Bonds Series 2004E (LIQ: Wells Fargo & Co)	a,b	0.16%		05/28/15	35,980,000	35,980,000

East Bay Municipal Utility District
Wastewater System Extendible CP		0.09%	03/18/15	09/05/15	15,000,000	15,000,000

Wastewater System Refunding RB Series 2014A		2.00%		06/01/15	1,725,000	1,738,466

Water System Extendible CP		0.09%	01/15/15	06/30/15	26,400,000	26,400,000

Water System Extendible CP		0.09%	01/27/15	06/30/15	13,000,000	13,000,000

Water System Extendible CP		0.08%	01/21/15	07/04/15	37,000,000	37,000,000

Water System Extendible CP		0.09%	02/12/15	07/13/15	20,000,000	20,000,000

Water System Extendible CP		0.08%	02/17/15	08/14/15	25,200,000	25,200,000

Water System Extendible CP		0.09%	03/18/15	09/05/15	21,800,000	21,800,000

Elsinore Valley Municipal Water District
COP Series 2007A (GTY/LIQ: US Bank, NA)	a,b	0.11%		03/05/15	25,595,000	25,595,000

Foothill-DeAnza CCD
GO Bonds Series C (LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	9,805,000	9,805,000

Fresno USD
GO Bonds Series 2001G & 2010B (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	10,235,000	10,235,000

Golden Gate Bridge, Highway & Transportation District
CP Series A		0.10%		02/11/15	30,500,000	30,500,000

Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a,b	0.16%		06/11/15	15,850,000	15,850,000

Livermore Valley Jt USD
Refunding GO Bonds Series 2014		2.00%		08/01/15	3,165,000	3,198,103

Long Beach CCD
GO Bonds Series 2007D (LIQ: Wells Fargo & Co)	a,b	0.15%		06/25/15	25,060,000	25,060,000

Long Beach USD
GO Refunding Bonds Series 2008		4.00%		08/01/15	300,000	306,537

Los Angeles
GO Bonds Series 2009A		4.00%		09/01/15	125,000	128,099

GO Bonds Series 2011A		3.00%		09/01/15	1,390,000	1,416,316

TRAN 2014		1.50%		06/25/15	76,250,000	76,756,513

Wastewater System CP Revenue Notes Series A2 (LOC: Sumitomo Mitsui Banking Corp)		0.08%		03/17/15	13,750,000	13,750,000

Wastewater System CP Series A1 (LOC: Bank of New York Mellon)		0.08%		03/17/15	9,000,000	9,000,000

Wastewater System CP Series A1 (LOC: Bank of New York Mellon)		0.11%		03/17/15	17,500,000	17,500,000

10 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Wastewater System Refunding RB Series 2009A		4.00%		06/01/15	100,000	101,508

Wastewater System Refunding RB Series 2009A		5.00%		06/01/15	1,200,000	1,223,993

Los Angeles CCD
GO Refunding Bonds Series 2005A		5.25%		08/01/15	2,000,000	2,059,500

Los Angeles Cnty
TRAN 2014-2015		1.50%		06/30/15	182,725,000	183,970,820

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.06%		03/12/15	41,625,000	41,625,000

Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.07%		03/12/15	21,500,000	21,500,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.08%		01/05/15	15,100,000	15,100,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.07%		01/13/15	13,000,000	13,000,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.08%		02/02/15	22,600,000	22,600,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.08%		02/11/15	40,000,000	40,000,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.07%		03/03/15	34,000,000	34,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2013A		5.00%		07/01/15	800,000	819,309

Second Sr Refunding RB Series 2009E		4.00%		07/01/15	200,000	203,618

Los Angeles Dept of Airports
Airport Sr RB Series 2008A		5.50%		05/15/15	200,000	203,860

Sub Revenue CP Series A1,B1,C1&D1 (LOC: Bank of the West)		0.13%		01/16/15	18,000,000	18,000,000

Sub Revenue CP Series A1,B1,C1&D1 (LOC: Bank of the West)		0.13%		02/04/15	12,095,000	12,095,000

Sub Revenue CP Series A2,B2,C2&D2 (LOC: Sumitomo Mitsui Banking Corp)		0.09%		02/04/15	8,000,000	8,000,000

Sub Revenue CP Series A2,B2,C2&D2 (LOC: Sumitomo Mitsui Banking Corp)		0.10%		02/04/15	6,250,000	6,250,000

Sub Revenue CP Series A2,B2,C2&D2 (LOC: Sumitomo Mitsui Banking Corp)		0.10%		02/05/15	10,000,000	10,000,000

Sub Revenue CP Series A4,B4,C4&D4 (LOC: Wells Fargo Bank, NA)		0.10%		02/05/15	9,000,000	9,000,000

Sub Revenue CP Series A4,B4,C4&D4 (LOC: Wells Fargo Bank, NA)		0.10%		02/10/15	12,000,000	12,000,000

Los Angeles Dept of Water & Power
Power System RB Series 2005A1		5.00%		07/01/15	975,000	998,370

Power System RB Series 2009A		4.00%		07/01/15	135,000	137,483

Power System RB Series 2009A		5.00%		07/01/15	100,000	102,369

Power System RB Series 2011A		5.00%		07/01/15	4,975,000	5,094,961

Power System RB Series 2012C		5.00%		01/01/16	9,845,000	10,202,661

Water System RB Series 2006A		5.00%		07/01/15	675,000	691,235

Water System RB Series 2006A1&2007A2 (LIQ: Wells Fargo & Co)	a,b	0.15%		07/09/15	24,210,000	24,210,000

Los Angeles Harbor Dept
RB Series 2009B (LIQ: Wells Fargo & Co)	a,b	0.12%		05/21/15	9,725,000	9,725,000

Refunding RB Series 2006B		5.00%		08/01/15	1,095,000	1,125,363

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.08%		02/19/15	10,000,000	10,000,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.09%		03/12/15	10,000,000	10,000,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.09%		03/16/15	6,878,000	6,878,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.08%		02/04/15	10,000,000	10,000,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.08%		02/17/15	10,000,000	10,000,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.09%		03/13/15	5,000,000	5,000,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.08%		04/08/15	37,750,000	37,750,000

See financial notes 11

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles USD
GO Bonds Election of 2002 Series 2009D		3.25%		07/01/15	100,000	101,501

GO Bonds Series 2007B		4.00%		07/01/15	240,000	244,471

GO Bonds Series 2007H		5.00%		07/01/15	920,000	941,844

GO Refunding Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a,b	0.15%		07/09/15	24,775,000	24,775,000

GO Refunding Bonds Series 2010A		4.00%		07/01/15	100,000	101,868

GO Refunding Bonds Series 2010A		5.00%		07/01/15	1,700,000	1,740,674

GO Refunding Bonds Series 2011A2		4.00%		07/01/15	125,000	127,331

Mt. San Antonio CCD
GO BAN 2010 (ESCROW)		0.18%		05/01/15	830,000	829,507

GO BAN 2010 (ESCROW)		0.23%		05/01/15	3,000,000	2,997,726

GO BAN 2010 (ESCROW)		0.24%		05/01/15	200,000	199,831

GO BAN 2010 (ESCROW)		0.25%		05/01/15	250,000	249,794

GO BAN 2010 (ESCROW)		0.28%		05/01/15	125,000	124,884

Riverside Cnty
Teeter Obligation Notes Series 2014D		1.50%		10/14/15	47,960,000	48,470,067

TRAN 2014-2015		1.50%		06/30/15	40,000,000	40,272,769

Sacramento Municipal Utility District
CP Series K1 (LOC: State Street Bank & Trust Company, NA)		0.06%		03/06/15	30,000,000	30,000,000

San Bernardino Cnty
TRAN 2014-2015 Series A		2.00%		06/30/15	25,000,000	25,231,429

San Diego Cnty & SDs Pool Program
TRAN Series 2014		2.00%		06/30/15	22,425,000	22,632,676

San Diego Cnty Water Auth
CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.07%		01/16/15	20,900,000	20,900,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.07%		02/05/15	5,000,000	5,000,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.07%		03/05/15	16,000,000	16,000,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.08%		03/05/15	8,000,000	8,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.07%		01/14/15	10,000,000	10,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.07%		01/16/15	25,000,000	25,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.07%		02/04/15	6,250,000	6,250,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.07%		02/05/15	27,500,000	27,500,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.10%		02/11/15	6,250,000	6,250,000

CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		01/14/15	5,000,000	5,000,000

CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		01/16/15	6,025,000	6,025,000

CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		03/04/15	8,000,000	8,000,000

Extendable CP Series 1		0.10%	01/06/15	06/07/15	12,500,000	12,500,000

Extendable CP Series 1		0.08%	01/22/15	06/29/15	10,000,000	10,000,000

Water Revenue COP Series 2004A (ESCROW)		5.00%		05/01/15	10,000,000	10,158,116

San Diego USD
GO Refunding Bonds Series 2014R3		5.00%		07/01/15	1,220,000	1,249,332

TRAN 2014-2015 Series A		1.50%		06/30/15	45,560,000	45,869,975

San Francisco
GO Bonds Series 2013C		5.00%		06/15/15	6,285,000	6,423,905

Refunding COP (Moscone Center North) Series 2011B		4.00%		09/01/15	5,000,000	5,126,864

Refunding COP Series 2014R1		5.00%		04/01/15	1,720,000	1,740,300

Refunding COP Series 2014R2		5.00%		04/01/15	1,200,000	1,214,163

San Francisco Airport Commission
Refunding RB Second Series 2010CE		5.00%		05/01/15	1,000,000	1,016,046

Refunding RB Second Series 32F		5.00%		05/01/15	450,000	457,108

12 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Second Series RB Series 2011A		5.00%		05/01/15	10,450,000	10,616,805

San Francisco Cnty Transportation Auth
CP Series A&B (LOC: Wells Fargo Bank, NA)		0.07%		03/02/15	14,800,000	14,800,000

CP Series A&B (LOC: Wells Fargo Bank, NA)		0.07%		03/04/15	35,000,000	35,000,000

CP Series A&B (LOC: Wells Fargo Bank, NA)		0.10%		04/14/15	18,756,000	18,756,000

San Francisco Public Utilities Commission
Wastewater Refunding RB Series 2013A		4.00%		10/01/15	1,000,000	1,028,653

Water RB Series 2010D		5.00%		11/01/15	3,435,000	3,572,598

Water Refunding RB Series 2011D		5.00%		11/01/15	1,750,000	1,820,392

San Francisco USD
TRAN Series 2014A		5.00%		09/24/15	43,500,000	45,039,537

San Jose Redevelopment Agency
Sub Tax Allocation RB Series 1996A (LOC: JPMorgan Chase Bank, NA)		0.12%		04/10/15	14,750,000	14,750,000

Sub Tax Allocation RB Series 2003B (LOC: JPMorgan Chase Bank, NA)		0.12%		04/10/15	7,500,000	7,500,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a,b	0.10%		01/15/15	10,795,000	10,795,000

Santa Clara Cnty Financing Auth
Refunding Lease RB Series 2007K (GTY/LIQ: US Bank, NA)	a,b	0.11%		03/12/15	47,050,000	47,050,000

Santa Clara Valley Water District
CP Certificates Series A (LOC: Wells Fargo Bank, NA)		0.07%		01/22/15	12,670,000	12,670,000

Santa Monica-Malibu USD
GO Bonds Series A		1.00%		07/01/15	22,270,000	22,368,268

Southern California Metropolitan Water District
Water RB Series A		2.50%		01/01/15	125,000	125,000

Water Refunding RB Series 2011B		5.00%		07/01/15	500,000	512,078

Waterworks GO Refunding Bonds Series 2004A		5.00%		03/01/15	100,000	100,778

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.08%		03/10/15	40,805,000	40,805,000

Univ of California
General RB Series 2005E		5.00%		05/15/15	1,605,000	1,633,785

General RB Series 2007J		5.00%		05/15/15	2,345,000	2,386,663

General RB Series 2007J (LIQ: Wells Fargo & Co)	a,b	0.14%		07/09/15	19,300,000	19,300,000

General RB Series 2009-O		5.00%		05/15/15	2,775,000	2,824,829

General RB Series 2009P		3.00%		05/15/15	100,000	100,977

General RB Series 2009P		5.00%		05/15/15	155,000	157,700

General RB Series 2009Q		5.00%		05/15/15	100,000	101,732

General RB Series 2013AF		5.00%		05/15/15	2,305,000	2,346,347

Medical Center Pooled RB Series 2008D		5.00%		05/15/15	500,000	508,909

Ventura Cnty
TRAN Series 2014-2015		1.50%		07/01/15	25,000,000	25,170,214

Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: Wells Fargo Bank, NA)		0.08%		02/03/15	5,000,000	5,000,000

Lease Revenue CP (LOC: Wells Fargo Bank, NA)		0.08%		02/12/15	13,600,000	13,600,000

Victor Valley CCD
GO Bonds Series C (LIQ: Wells Fargo & Co)	a,b	0.15%		07/09/15	8,885,000	8,885,000

Total Fixed-Rate Securities
(Cost $2,613,751,722)						2,613,751,722

See financial notes 13

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Securities 63.9% of net assets

California 61.6%
ABAG Finance Auth
M/F Housing RB (Bachenheimer Building) Series 2002A (LOC: Fannie Mae)		0.07%		01/07/15	7,620,000	7,620,000

M/F Housing RB (Crossing Apts) Series 2002A (LOC: Fannie Mae)		0.06%		01/07/15	9,000,000	9,000,000

M/F Housing RB (Darling Florist Building) Series 2002A (LOC: Fannie Mae)		0.07%		01/07/15	4,710,000	4,710,000

M/F Housing RB (Fine Arts Building) Series 2002A (LOC: Fannie Mae)		0.07%		01/07/15	8,100,000	8,100,000

M/F Housing RB (GAIA Building) Series 2000A (LOC: Fannie Mae)		0.07%		01/07/15	12,165,000	12,165,000

M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: Fannie Mae)		0.07%		01/07/15	8,295,000	8,295,000

M/F Housing RB (Mountain View Apts) Series 1997A (LOC: Comerica Bank)		0.10%		01/07/15	4,650,000	4,650,000

M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: Fannie Mae)		0.07%		01/07/15	5,790,000	5,790,000

RB (Institute for Defense Analyses) Series 2005 (LOC: Branch Banking & Trust Co)		0.04%		01/07/15	5,000,000	5,000,000

Alameda Cnty IDA
RB (California Brazing) Series 2011 (LOC: Wells Fargo Bank, NA)		0.07%		01/07/15	2,835,000	2,835,000

RB (Dale Hardware) Series 2010 (LOC: Comerica Bank)		0.05%		01/07/15	2,380,000	2,380,000

RB (Evolve Manufacturing Technologies) Series 2014 (LOC: Wells Fargo Bank, NA)		0.07%		01/07/15	2,550,000	2,550,000

RB (Plastikon Industries) Series 2000A (LOC: Comerica Bank)		0.08%		01/07/15	2,700,000	2,700,000

Alameda-Contra Costa School Financing Auth
COP Series N (LOC: Federal Home Loan Bank)		0.03%		01/07/15	2,380,000	2,380,000

Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: Fannie Mae)		0.06%		01/07/15	5,500,000	5,500,000

Anaheim Public Financing Auth
Electric System RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		01/07/15	19,030,000	19,030,000

Electric System RB Series 2009A (LIQ: Citibank, NA)	a	0.05%		01/07/15	7,500,000	7,500,000

Bakersfield
Wastewater Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)		0.06%		01/07/15	11,700,000	11,700,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F (ESCROW/LIQ: Citibank, NA)	a	0.05%		01/07/15	16,985,000	16,985,000

Toll Bridge RB Series 2007A2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		01/07/15	20,000,000	20,000,000

Toll Bridge RB Series 2007B2 (LOC: Sumitomo Mitsui Banking Corp)		0.03%		01/07/15	18,000,000	18,000,000

Toll Bridge RB Series 2007C1 (LIQ: Bank of America, NA)	a	0.06%		01/07/15	4,910,000	4,910,000

Toll Bridge RB Series 2007C2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		01/07/15	11,000,000	11,000,000

Toll Bridge RB Series 2007D2 (LOC: Bank of America, NA)		0.04%		01/07/15	30,000,000	30,000,000

Toll Bridge RB Series 2007F (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	7,245,000	7,245,000

Toll Bridge RB Series 2007F, 2008F1&2009F1 (ESCROW/LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	12,462,156	12,462,156

14 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Toll Bridge RB Series 2008C1 (LOC: Sumitomo Mitsui Banking Corp)		0.03%		01/07/15	3,000,000	3,000,000

Toll Bridge RB Series 2008F1 (LIQ: Citibank, NA)	a	0.05%		01/07/15	5,000,000	5,000,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.04%		01/07/15	13,870,000	13,870,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.07%		01/07/15	9,010,000	9,010,000

Toll Bridge RB Series 2014C (LIQ: JP Morgan Securities, LLC)	a	0.03%		01/02/15	5,645,000	5,645,000

California
GO Bonds Series 2003A1 (LOC: JPMorgan Chase Bank, NA)		0.01%		01/02/15	5,200,000	5,200,000

GO Bonds Series 2003B1 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.02%		01/07/15	12,500,000	12,500,000

GO Bonds Series 2003B2 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.02%		01/07/15	18,000,000	18,000,000

GO Bonds Series 2004A1 (LOC: Citibank, NA)		0.01%		01/02/15	29,100,000	29,100,000

GO Bonds Series 2004A2 (LOC: State Street Bank & Trust Company, NA)		0.01%		01/02/15	21,640,000	21,640,000

GO Bonds Series 2004A3 (LOC: State Street Bank & Trust Company, NA)		0.01%		01/02/15	7,800,000	7,800,000

GO Bonds Series 2004A4 (LOC: Citibank, NA)		0.01%		01/02/15	31,365,000	31,365,000

GO Bonds Series 2004A5 (LOC: Citibank, NA)		0.02%		01/02/15	22,150,000	22,150,000

GO Bonds Series 2004B1 (LOC: Citibank, NA)		0.01%		01/02/15	2,200,000	2,200,000

GO Bonds Series 2004B2 (LOC: Citibank, NA)		0.01%		01/02/15	7,515,000	7,515,000

GO Bonds Series 2004B3 (LOC: Citibank, NA)		0.01%		01/02/15	3,485,000	3,485,000

GO Bonds Series 2005B1 (LOC: Bank of America, NA)		0.03%		01/07/15	3,700,000	3,700,000

GO Bonds Series A1-1 (LOC: Royal Bank of Canada)		0.02%		01/07/15	23,350,000	23,350,000

GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.05%		01/07/15	105,000	105,000

California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.07%		01/07/15	25,330,000	25,330,000

California Dept of Water Resources
Central Valley Water System RB Series AE (LIQ: Branch Banking & Trust Co)	a	0.04%		01/07/15	7,090,000	7,090,000

Central Valley Water System RB Series AE (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	12,605,000	12,605,000

California Educational Facilities Auth
RB (California Institute of Technology) Series 2006B		0.03%		01/07/15	2,500,000	2,500,000

RB (California Institute of Technology) Series 2009 (LIQ: Citibank, NA)	a	0.04%		01/07/15	9,900,000	9,900,000

RB (Life Chiropractic College West) Series 1999 (LOC: Bank of the West)		0.02%		01/07/15	7,930,000	7,930,000

RB (Univ of Southern California) Series 2009A (LIQ: Deutsche Bank AG)	a	0.09%		01/07/15	1,220,000	1,220,000

California Enterprise Development Finance Auth
RB (Sconza Candy) Series 2008A (LOC: Comerica Bank)		0.08%		01/07/15	10,000,000	10,000,000

California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) Series 2004K (LOC: Mizuho Bank Ltd)		0.02%		01/07/15	21,750,000	21,750,000

Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: Bank of Montreal)		0.02%		01/07/15	13,450,000	13,450,000

RB (Children’s Hospital of Orange Cnty) Series 2009C (LOC: US Bank, NA)		0.03%		01/07/15	10,510,000	10,510,000

RB (City of Hope) Series 2012B		0.02%		01/07/15	13,000,000	13,000,000

RB (City of Hope) Series 2012C		0.01%		01/07/15	7,200,000	7,200,000

RB (Kaiser Permanente) Series 2006C		0.02%		01/07/15	5,955,000	5,955,000

See financial notes 15

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Kaiser Permanente) Series 2011A,B,C&D (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	81,810,000	81,810,000

RB (Memorial Health Services) Series 2013A		0.03%		01/07/15	9,045,000	9,045,000

RB (Memorial Health Services) Series 2013B		0.11%		07/29/15	17,500,000	17,500,000

RB (Providence Health & Services) Series 2008C (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	5,020,000	5,020,000

RB (Providence Health & Services) Series 2009B (LIQ: Bank of America, NA)	a	0.05%		01/07/15	9,200,000	9,200,000

RB (Providence Health & Services) Series 2009B,2014A&2014B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	26,780,000	26,780,000

RB (Providence Health & Services) Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	4,000,000	4,000,000

RB (Scripps Health) Series 2001A (LOC: JPMorgan Chase Bank, NA)		0.02%		01/07/15	5,815,000	5,815,000

RB (Scripps Health) Series 2008B (LOC: Wells Fargo Bank, NA)		0.01%		01/07/15	4,780,000	4,780,000

RB (Scripps Health) Series 2008E (LOC: MUFG Union Bank, NA)		0.01%		01/07/15	33,670,000	33,670,000

RB (Scripps Health) Series 2012B		0.02%		01/07/15	13,225,000	13,225,000

RB (Scripps Health) Series 2012C		0.02%		01/07/15	2,300,000	2,300,000

RB (St. Joseph Health) Series 2009A (LIQ: Deutsche Bank AG)	a	0.07%		01/07/15	11,565,000	11,565,000

RB (St. Joseph Health) Series 2009A (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	11,250,000	11,250,000

RB (Sutter Health) Series 2007A (LIQ: Deutsche Bank AG)	a	0.07%		01/07/15	9,000,000	9,000,000

RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	24,935,000	24,935,000

RB (Sutter Health) Series 2011A&B (LIQ: Deutsche Bank AG)	a	0.07%		01/07/15	23,000,000	23,000,000

RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.05%		01/07/15	9,565,000	9,565,000

RB (Sutter Health) Series 2011D (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	6,665,000	6,665,000

RB (Sutter Health) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	3,750,000	3,750,000

RB (Sutter Health) Series 2013A (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	3,330,000	3,330,000

California HFA
Home Mortgage RB Series 2002J (LOC: Fannie Mae; Freddie Mac)		0.03%		01/07/15	15,555,000	15,555,000

Home Mortgage RB Series 2004E (LOC: Fannie Mae; Freddie Mac)		0.03%		01/07/15	330,000	330,000

Home Mortgage RB Series 2006F (LOC: Fannie Mae; Freddie Mac)		0.01%		01/07/15	13,320,000	13,320,000

Home Mortgage RB Series 2007H (LOC: Fannie Mae; Freddie Mac)		0.01%		01/07/15	2,245,000	2,245,000

Home Mortgage RB Series 2007K (LOC: Fannie Mae; Freddie Mac)		0.01%		01/07/15	14,090,000	14,090,000

Home Mortgage RB Series 2008C (LOC: Fannie Mae; Freddie Mac)		0.01%		01/07/15	7,145,000	7,145,000

Home Mortgage RB Series 2008F (LOC: Fannie Mae; Freddie Mac)		0.01%		01/07/15	12,415,000	12,415,000

Limited Obligation M/F RB (Warwick Square Apts) Series 2013B (LOC: Federal Home Loan Bank)		0.04%		01/07/15	12,840,000	12,840,000

California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing) Series 2005 (LOC: Comerica Bank)		0.05%		01/07/15	4,365,000	4,365,000

RB (Asian-American Drug Abuse Program) Series 2008 (LOC: Bank of the West)		0.10%		01/07/15	3,135,000	3,135,000

RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.07%		01/07/15	1,825,000	1,825,000

16 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (St. Margaret’s Episcopal School) Series 2008 (LOC: Federal Home Loan Bank)		0.16%		01/30/15	11,370,000	11,370,000

Refunding RB (PG&E) Series 2009A (LOC: MUFG Union Bank, NA)		0.02%		01/02/15	3,350,000	3,350,000

Refunding RB (PG&E) Series 2009B (LOC: MUFG Union Bank, NA)		0.02%		01/02/15	11,745,000	11,745,000

California Municipal Finance Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2007		0.01%		01/02/15	7,700,000	7,700,000

RB (Westmont College) Series 2010A (LOC: Comerica Bank)		0.06%		01/07/15	12,650,000	12,650,000

Recovery Zone Facility RB (Chevron) Series 2010C		0.01%		01/02/15	1,150,000	1,150,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: JPMorgan Chase Bank, NA)		0.01%		01/02/15	25,400,000	25,400,000

Pollution Control Refunding RB (PG&E) Series 1996E (LOC: JPMorgan Chase Bank, NA)		0.01%		01/02/15	22,500,000	22,500,000

Pollution Control Refunding RB (PG&E) Series 1996F (LOC: JPMorgan Chase Bank, NA)		0.01%		01/02/15	13,700,000	13,700,000

Pollution Control Refunding RB (PG&E) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.02%		01/02/15	18,000,000	18,000,000

Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: CoBank, ACB)		0.07%		01/07/15	5,570,000	5,570,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A (LOC: Bank of the West)		0.09%		01/07/15	3,330,000	3,330,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2012 (LOC: Bank of the West)		0.09%		01/07/15	2,570,000	2,570,000

Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US Bank, NA)		0.07%		01/07/15	4,369,000	4,369,000

Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: Wells Fargo Bank, NA)		0.07%		01/07/15	2,625,000	2,625,000

Solid Waste Disposal RB (Bay Counties SMaRT) Series 2014 (LOC: Comerica Bank)		0.08%		01/07/15	2,205,000	2,205,000

Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A (LOC: Comerica Bank)		0.08%		01/07/15	5,465,000	5,465,000

Solid Waste Disposal RB (Best Way Disposal) Series 2012 (LOC: Bank of the West)		0.09%		01/07/15	15,600,000	15,600,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: MUFG Union Bank, NA)		0.04%		01/07/15	4,815,000	4,815,000

Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A (LOC: Bank of America, NA)		0.07%		01/07/15	9,205,000	9,205,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A (LOC: US Bank, NA)		0.07%		01/07/15	11,705,000	11,705,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US Bank, NA)		0.07%		01/07/15	7,505,000	7,505,000

Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	2,385,000	2,385,000

Solid Waste Disposal RB (California Waste Solutions) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.07%		01/07/15	4,575,000	4,575,000

Solid Waste Disposal RB (California Waste Solutions) Series 2004A (LOC: Cal St Teachers Retirement Sys)		0.07%		01/07/15	640,000	640,000

Solid Waste Disposal RB (California Waste Solutions) Series 2007A (LOC: Cal St Teachers Retirement Sys)		0.07%		01/07/15	16,175,000	16,175,000

Solid Waste Disposal RB (CR&R) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.07%		01/07/15	19,600,000	19,600,000

See financial notes 17

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (CR&R) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.07%		01/07/15	34,615,000	34,615,000

Solid Waste Disposal RB (Crown Disposal) Series 2010A (LOC: MUFG Union Bank, NA)		0.04%		01/07/15	2,825,000	2,825,000

Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	1,210,000	1,210,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.07%		01/07/15	1,395,000	1,395,000

Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: Wells Fargo Bank, NA)		0.07%		01/07/15	8,260,000	8,260,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2006A (LOC: Wells Fargo Bank, NA)		0.07%		01/07/15	5,970,000	5,970,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.07%		01/07/15	8,925,000	8,925,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: MUFG Union Bank, NA)		0.04%		01/07/15	8,100,000	8,100,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: MUFG Union Bank, NA)		0.04%		01/07/15	2,920,000	2,920,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2014 (LOC: MUFG Union Bank, NA)		0.08%		01/07/15	3,000,000	3,000,000

Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: Wells Fargo Bank, NA)		0.12%		01/07/15	3,800,000	3,800,000

Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	4,375,000	4,375,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	4,115,000	4,115,000

Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: CoBank, ACB)		0.07%		01/07/15	2,500,000	2,500,000

Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A (LOC: Comerica Bank)		0.08%		01/07/15	1,500,000	1,500,000

Solid Waste Disposal RB (Metropolitan Recycling) Series 2000A (LOC: Comerica Bank)		0.08%		01/07/15	1,615,000	1,615,000

Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: Comerica Bank)		0.08%		01/07/15	2,825,000	2,825,000

Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	2,275,000	2,275,000

Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: Comerica Bank)		0.08%		01/07/15	1,170,000	1,170,000

Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: Comerica Bank)		0.05%		01/07/15	2,280,000	2,280,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	740,000	740,000

Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	1,405,000	1,405,000

Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.07%		01/07/15	4,550,000	4,550,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2001A (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	1,500,000	1,500,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	27,800,000	27,800,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2012 (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	5,500,000	5,500,000

Solid Waste Disposal RB (Recycling Industries) Series 2011 (LOC: Comerica Bank)		0.08%		01/07/15	2,210,000	2,210,000

18 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.08%		01/07/15	585,000	585,000

Solid Waste Disposal RB (Sierra Pacific Industries) Series 2014 (LOC: Wells Fargo Bank, NA)		0.07%		01/07/15	10,000,000	10,000,000

Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG Union Bank, NA)		0.04%		01/07/15	2,140,000	2,140,000

Solid Waste Disposal RB (South Tahoe Refuse) Series 2008A (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	3,645,000	3,645,000

Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US Bank, NA)		0.05%		01/07/15	1,900,000	1,900,000

Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	1,235,000	1,235,000

Solid Waste Disposal RB (Valley Vista Services) Series 2007A (LOC: Comerica Bank)		0.08%		01/07/15	2,205,000	2,205,000

Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: Bank of America, NA)		0.11%		01/07/15	5,400,000	5,400,000

Solid Waste Disposal RB (Zerep Management) Series 2011A (LOC: Comerica Bank)		0.08%		01/07/15	2,810,000	2,810,000

Solid Waste Disposal RB (Zerep Management) Series 2014 (LOC: Comerica Bank)		0.08%		01/07/15	5,240,000	5,240,000

Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: MUFG Union Bank, NA)		0.04%		01/07/15	2,385,000	2,385,000

California Public Works Board
Lease Refunding RB (Univ of California) Series 2007A (ESCROW/LIQ: Branch Banking & Trust Co)	a	0.04%		01/07/15	8,645,000	8,645,000

Lease Refunding RB (Univ of California) Series 2007C (ESCROW/LIQ: Branch Banking & Trust Co)	a	0.04%		01/07/15	10,965,000	10,965,000

California State Univ
RB Series 2005A (LIQ: Citibank, NA)	a	0.05%		01/07/15	14,260,000	14,260,000

RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		01/07/15	25,765,000	25,765,000

RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	5,840,000	5,840,000

Systemwide Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.05%		01/07/15	14,120,000	14,120,000

California Statewide Communities Development Auth
IDRB (RL Group) Series 1998C (LOC: US Bank, NA)		0.10%		01/07/15	1,260,000	1,260,000

M/F Housing RB (Alhambra at Mace Ranch) Series 2014A (LOC: Federal Home Loan Bank)		0.03%		01/07/15	10,000,000	10,000,000

M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: Citibank, NA)		0.09%		01/07/15	4,690,000	4,690,000

M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: Federal Home Loan Bank)		0.04%		01/07/15	12,100,000	12,100,000

M/F Housing RB (Charter Court Apts) Series 2008L (LOC: Freddie Mac)		0.05%		01/07/15	10,125,000	10,125,000

M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: Fannie Mae)		0.06%		01/07/15	8,495,000	8,495,000

M/F Housing RB (Crossings West Apts) Series 2009E (LOC: Freddie Mac)		0.05%		01/07/15	15,000,000	15,000,000

M/F Housing RB (Cypress Villa Apts) Series 2000F (LOC: Fannie Mae)		0.08%		01/07/15	4,725,000	4,725,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: Fannie Mae)		0.06%		01/07/15	29,990,000	29,990,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: Fannie Mae)		0.06%		01/07/15	5,010,000	5,010,000

See financial notes 19

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Emerald Gardens Apts) Series 2000E (LOC: Fannie Mae)		0.06%		01/07/15	7,320,000	7,320,000

M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: Fannie Mae)		0.06%		01/07/15	10,000,000	10,000,000

M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: Fannie Mae)		0.06%		01/07/15	7,000,000	7,000,000

M/F Housing RB (Heritage II Apts) Series 2014G (LOC: Federal Home Loan Bank)		0.03%		01/07/15	7,100,000	7,100,000

M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: Fannie Mae)		0.06%		01/07/15	6,900,000	6,900,000

M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: Freddie Mac)		0.04%		01/07/15	13,500,000	13,500,000

M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: Freddie Mac)		0.04%		01/07/15	5,500,000	5,500,000

M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: Fannie Mae)		0.06%		01/07/15	7,250,000	7,250,000

M/F Housing RB (Oak Center Towers) Series 2005L (LOC: Fannie Mae)		0.07%		01/07/15	3,520,000	3,520,000

M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: Fannie Mae)		0.06%		01/07/15	16,650,000	16,650,000

M/F Housing RB (Park David Sr Apts) Series 1999D (LOC: Fannie Mae)		0.05%		01/07/15	8,220,000	8,220,000

M/F Housing RB (Plaza Club Apts) Series 1997A (LOC: Fannie Mae)		0.06%		01/07/15	14,790,000	14,790,000

M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: Freddie Mac)		0.04%		01/07/15	12,300,000	12,300,000

M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC (LOC: Fannie Mae)		0.05%		01/07/15	9,100,000	9,100,000

M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: Freddie Mac)		0.06%		01/07/15	16,405,000	16,405,000

M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: Fannie Mae)		0.05%		01/07/15	6,070,000	6,070,000

M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: Fannie Mae)		0.07%		01/07/15	12,750,000	12,750,000

M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: Fannie Mae)		0.03%		01/07/15	6,500,000	6,500,000

M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: Federal Home Loan Bank)		0.04%		01/07/15	17,000,000	17,000,000

RB (John Muir Health) Series 2008C (LOC: Wells Fargo Bank, NA)		0.02%		01/02/15	3,000,000	3,000,000

RB (Kaiser Permanente) Series 2003B		0.02%		01/07/15	3,800,000	3,800,000

RB (Kaiser Permanente) Series 2004L		0.01%		01/07/15	2,000,000	2,000,000

RB (Kaiser Permanente) Series 2004M		0.02%		01/07/15	9,000,000	9,000,000

RB (Kaiser Permanente) Series 2006B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		01/07/15	4,950,000	4,950,000

RB (Kaiser Permanente) Series 2009C1		0.01%		01/07/15	2,800,000	2,800,000

RB (Plan Nine Partners) Series 2005A (LOC: MUFG Union Bank, NA)		0.07%		01/07/15	5,300,000	5,300,000

RB (Rady Children’s Hospital) Series 2008C (LOC: Northern Trust Co)		0.02%		01/07/15	17,450,000	17,450,000

RB (Sutter Health) Series 2005C (LIQ: Citibank, NA)	a	0.06%		01/07/15	6,300,000	6,300,000

Refunding RB (Trinity Health) Series 2011CA (LIQ: Citibank, NA)	a	0.04%		01/07/15	2,175,000	2,175,000

Chino Basin Regional Financing Auth
RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.09%		01/07/15	7,980,000	7,980,000

20 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.09%		01/07/15	14,650,000	14,650,000

GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.09%		01/07/15	24,230,000	24,230,000

GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.04%		01/07/15	13,115,000	13,115,000

Contra Costa CCD
GO Bonds Series 2013 (LIQ: Citibank, NA)	a	0.05%		01/07/15	7,800,000	7,800,000

GO Bonds Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	7,500,000	7,500,000

Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: Freddie Mac)		0.05%		01/07/15	32,200,000	32,200,000

Dublin Housing Auth
M/F Housing RB (Park Sierra) Series 1998A (LOC: Freddie Mac)		0.06%		01/07/15	28,700,000	28,700,000

East Bay Municipal Utility District
Water System Refunding RB Series 2008A2 (LIQ: US Bank, NA)	b	0.02%		01/07/15	260,000	260,000

Water System Refunding RB Series 2008A4 (LIQ: Wells Fargo Bank, NA)		0.01%		01/07/15	8,940,000	8,940,000

Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.05%		01/07/15	35,000,000	35,000,000

Water System Sub Refunding RB Series 2012A (LIQ: Citibank, NA)	a	0.05%		01/07/15	49,500,000	49,500,000

Eastern Municipal Water District
Refunding Water & Sewer RB Series 2012A		0.05%	01/01/15	05/22/15	18,500,000	18,500,000

Water & Wastewater Refunding RB Series 2014C (LIQ: Wells Fargo Bank, NA)		0.01%		01/07/15	30,000,000	30,000,000

El Camino Hospital District
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.09%		01/07/15	8,360,000	8,360,000

Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: MUFG Union Bank, NA)		0.03%		01/07/15	15,270,000	15,270,000

Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: Fannie Mae)		0.06%		01/07/15	57,715,000	57,715,000

Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: Fannie Mae)		0.07%		01/07/15	6,900,000	6,900,000

Foothill-DeAnza CCD
GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.09%		01/07/15	15,970,000	15,970,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.05%		01/07/15	27,600,000	27,600,000

GO Bonds Series C (LIQ: Citibank, NA)	a	0.04%		01/07/15	4,500,000	4,500,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		01/07/15	9,900,000	9,900,000

Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	8,200,000	8,200,000

Grossmont UHSD
GO Bonds Series 2008 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/15	6,545,000	6,545,000

GO Bonds Series 2009A (LIQ: Citibank, NA)	a	0.05%		01/07/15	7,525,000	7,525,000

Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: Freddie Mac)		0.04%		01/07/15	13,915,000	13,915,000

M/F Housing RB (Timbers Apts) Series 1998A (LOC: Fannie Mae)		0.06%		01/07/15	9,500,000	9,500,000

Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: Fannie Mae)		0.06%		01/07/15	7,000,000	7,000,000

See financial notes 21

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Irvine
Limited Obligation Bonds (Reassessment District No. 04-20) Series A (LOC: Sumitomo Mitsui Banking Corp)		0.02%		01/07/15	24,300,000	24,300,000

Irvine Assessment District
Limited Obligation Bonds Series 1999 (LOC: State Street Bank & Trust Company, NA)		0.01%		01/02/15	8,923,000	8,923,000

Irvine Ranch Water District
Refunding Bonds Series 2011A1		0.05%	01/01/15	03/12/15	14,140,000	14,140,000

Refunding Bonds Series 2011A2		0.05%	01/01/15	03/12/15	9,740,000	9,740,000

Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: Fannie Mae)		0.04%		01/07/15	2,130,000	2,130,000

Long Beach CCD
GO Bonds Series 2008A (LIQ: Deutsche Bank AG)	a	0.10%		01/07/15	5,854,000	5,854,000

Long Beach USD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.07%		01/07/15	6,665,000	6,665,000

GO Refunding Bonds 2012 (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	7,750,000	7,750,000

Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: Citibank, NA)		0.10%		01/07/15	4,660,000	4,660,000

Wastewater System Refunding RB Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.05%		01/07/15	10,730,000	10,730,000

Wastewater System Refunding RB Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.06%		01/07/15	3,750,000	3,750,000

Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.07%		01/07/15	2,785,000	2,785,000

Wastewater System Sub Refunding RB Series 2012B (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	6,665,000	6,665,000

Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.07%		01/07/15	3,000,000	3,000,000

GO Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		01/07/15	8,270,000	8,270,000

GO Bonds Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	5,225,000	5,225,000

GO Bonds Series 2008F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		01/07/15	6,665,000	6,665,000

Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: Freddie Mac)		0.03%		01/07/15	11,000,000	11,000,000

M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: Fannie Mae)		0.06%		01/07/15	9,300,000	9,300,000

M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: Freddie Mac)		0.05%		01/07/15	14,200,000	14,200,000

M/F Housing Refunding RB (Malibu Meadows) Series 1998B (LOC: Fannie Mae)		0.05%		01/07/15	14,550,000	14,550,000

M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: Freddie Mac)		0.05%		01/07/15	17,000,000	17,000,000

Los Angeles Community Redevelopment Agency
M/F Housing RB (Academy Village Apts) Series 1989A (LOC: Freddie Mac)		0.03%		01/07/15	8,300,000	8,300,000

M/F Housing RB Series 2001A (LOC: Fannie Mae)		0.06%		01/07/15	3,955,000	3,955,000

Los Angeles Dept of Airports
Airport Sr RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.09%		01/07/15	12,325,000	12,325,000

Airport Sr RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.09%		01/07/15	11,055,000	11,055,000

Airport Sr RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/15	19,295,000	19,295,000

Airport Sr RB Series 2008A (LIQ: Morgan Stanley Bank NA)	a	0.11%		01/07/15	13,475,000	13,475,000

Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.04%		01/07/15	10,095,000	10,095,000

22 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Airport Sr RB Series 2010A (LIQ: Barclays Bank Plc)	a	0.05%		01/07/15	5,085,000	5,085,000

Airport Sr RB Series 2010A (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	8,665,000	8,665,000

Airport Sr RB Series 2010A&D (LIQ: Barclays Bank Plc)	a	0.05%		01/07/15	6,630,000	6,630,000

Airport Sr RB Series 2010D (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	6,665,000	6,665,000

Airport Sr RB Series 2012B (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	2,500,000	2,500,000

Los Angeles Dept of Water & Power
Power System RB Series 2002A1 (LIQ: Bank of America, NA)		0.03%		01/07/15	10,000,000	10,000,000

Power System RB Series 2002A4 (LIQ: Bank of America, NA)		0.04%		01/07/15	19,250,000	19,250,000

Power System RB Series 2002A5 (LIQ: Citibank, NA)		0.03%		01/07/15	5,000,000	5,000,000

Power System RB Series 2002A6 (LIQ: Bank of America, NA)		0.04%		01/07/15	11,100,000	11,100,000

Power System RB Series 2005A (LIQ: Citibank, NA)	a	0.05%		01/07/15	15,430,000	15,430,000

Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.05%		01/07/15	37,220,000	37,220,000

Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	14,855,000	14,855,000

Power System RB Series 2007A2 (LIQ: Citibank, NA)	a	0.06%		01/07/15	8,085,000	8,085,000

Power System RB Series 2012B (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	13,485,000	13,485,000

Power System RB Series 2013B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	2,500,000	2,500,000

Water System RB Series 2006A (LIQ: Citibank, NA)	a	0.05%		01/07/15	35,110,000	35,110,000

Water System RB Series 2006A1 (LIQ: Citibank, NA)	a	0.05%		01/07/15	17,500,000	17,500,000

Water System RB Series 2011A (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	17,565,000	17,565,000

Water System RB Series 2011B2 (LIQ: Royal Bank of Canada)		0.01%		01/02/15	1,200,000	1,200,000

Water System RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	3,665,000	3,665,000

Water System RB Series 2012A (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	12,000,000	12,000,000

Water System RB Series 2012B (LIQ: Citibank, NA)	a	0.05%		01/07/15	6,200,000	6,200,000

Water System RB Series 2012B (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	10,900,000	10,900,000

Water System RB Series 2012B (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	5,000,000	5,000,000

Water System RB Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	4,000,000	4,000,000

Los Angeles Harbor Dept
Refunding RB Series 2006B (LIQ: Citibank, NA)	a	0.09%		01/07/15	16,120,000	16,120,000

Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: Bank of the West)		0.11%		01/07/15	1,455,000	1,455,000

RB (AAA Packing & Shipping) Series 2000 (LOC: Wells Fargo Bank, NA)		0.05%		01/07/15	3,000,000	3,000,000

Los Angeles USD
GO Bonds Series 2005E (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	13,435,000	13,435,000

GO Bonds Series 2007B & Refunding Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	7,290,000	7,290,000

GO Bonds Series 2009I (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	6,890,000	6,890,000

Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: Wells Fargo Bank, NA)		0.05%		01/07/15	1,450,000	1,450,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.12%		01/07/15	9,800,000	9,800,000

Orange Cnty
Airport RB Series 2009B (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	6,520,000	6,520,000

Refunding RB (Riverbend Apts) 1999B (LOC: Freddie Mac)		0.05%		01/07/15	6,500,000	6,500,000

Orange Cnty Housing Auth
RB (Lantern Pines Apts) Series 1985CC (LOC: Fannie Mae)		0.02%		01/07/15	4,895,000	4,895,000

See financial notes 23

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB (Villa La Paz) Series 1998F (LOC: Fannie Mae)		0.05%		01/07/15	9,900,000	9,900,000

Oxnard Financing Auth
Lease RB Series 2003B (LOC: MUFG Union Bank, NA)		0.03%		01/07/15	10,725,000	10,725,000

Lease RB Series 2006 (LOC: MUFG Union Bank, NA)		0.03%		01/07/15	20,285,000	20,285,000

Wastewater RB Series 2004B (LOC: MUFG Union Bank, NA)		0.03%		01/07/15	18,710,000	18,710,000

Pasadena
Refunding COP Series 2008A (LOC: Bank of America, NA)		0.05%		01/07/15	13,600,000	13,600,000

Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US Bank, NA)		0.09%		01/07/15	2,550,000	2,550,000

Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A (LOC: Comerica Bank)		0.10%		01/07/15	4,959,000	4,959,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.05%		01/07/15	7,670,000	7,670,000

Placer Cnty Water Agency
Second Sr Water Revenue COP Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.05%		01/07/15	15,555,000	15,555,000

Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: Fannie Mae)		0.06%		01/07/15	13,360,000	13,360,000

Pomona Public Financing Auth
Water Facilities RB Series 2007AY (GTY/LIQ: US Bank, NA)	a	0.04%		01/07/15	8,825,000	8,825,000

Poway USD
GO Bonds Series 2008B (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	10,000,000	10,000,000

Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: Fannie Mae)		0.06%		01/07/15	10,890,000	10,890,000

Richmond
Wastewater Refunding RB Series 2008A (LOC: MUFG Union Bank, NA)		0.03%		01/07/15	7,000,000	7,000,000

Riverside
Electric Refunding RB Series 2008A (LOC: Barclays Bank Plc)		0.02%		01/07/15	40,000,000	40,000,000

Riverside CCD
GO Bonds Series 2007C (LIQ: Bank of America, NA)	a	0.12%		01/07/15	5,940,000	5,940,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		01/07/15	35,000,000	35,000,000

Limited Sales Tax RB Series 2009B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		01/07/15	46,210,000	46,210,000

Limited Sales Tax RB Series 2009C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		01/07/15	11,265,000	11,265,000

Limited Sales Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	6,365,000	6,365,000

Sales Tax RB Series 2013A (LIQ: Citibank, NA)	a	0.05%		01/07/15	1,675,000	1,675,000

Sales Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	1,875,000	1,875,000

Roseville Jt UHSD
GO Bonds Series C (LIQ: Deutsche Bank AG)	a	0.14%		01/07/15	8,605,000	8,605,000

Sacramento Cnty Housing Auth
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: Fannie Mae)		0.06%		01/07/15	12,255,000	12,255,000

M/F Housing RB (Carlton Plaza Sr Apts) Series 2003E (LOC: Fannie Mae)		0.06%		01/07/15	14,000,000	14,000,000

M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: Fannie Mae)		0.06%		01/07/15	16,500,000	16,500,000

24 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: Freddie Mac)		0.05%		01/07/15	41,800,000	41,800,000

M/F Housing RB (Normandy Park Sr Apts) Series 2000A (LOC: Fannie Mae)		0.06%		01/07/15	6,000,000	6,000,000

M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C (LOC: Fannie Mae)		0.05%		01/07/15	16,625,000	16,625,000

Sacramento Cnty Sanitation District Financing Auth
Sub Lien Refunding RB Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	29,945,000	29,945,000

Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G (LOC: Fannie Mae)		0.05%		01/07/15	17,200,000	17,200,000

M/F Housing RB (Greenfair Apts) Series 2000G (LOC: Citibank, NA)		0.09%		01/07/15	9,500,000	9,500,000

M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: Freddie Mac)		0.06%		01/07/15	10,265,000	10,265,000

M/F Housing RB (St. Anton Building Apts) Series 2003I (LOC: Fannie Mae)		0.06%		01/07/15	8,000,000	8,000,000

M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: Fannie Mae)		0.06%		01/07/15	5,150,000	5,150,000

Sacramento Municipal Utility District
Electric Sub RB Series 2012M (LOC: State Street Bank & Trust Company, NA)		0.03%		01/07/15	3,000,000	3,000,000

Sub Electric Refunding RB Series 2008J (LOC: Bank of America, NA)		0.04%		01/07/15	23,000,000	23,000,000

Sub Electric Refunding RB Series 2008K (LOC: Bank of America, NA)		0.04%		01/07/15	27,550,000	27,550,000

Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: Sumitomo Mitsui Banking Corp)		0.03%		01/07/15	6,000,000	6,000,000

San Bernardino CCD
GO Bonds Series C (LIQ: Citibank, NA)	a	0.24%		01/07/15	7,500,000	7,500,000

GO Bonds Series C (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		01/07/15	12,660,000	12,660,000

GO Refunding Bonds Series 2013A (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	8,000,000	8,000,000

San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: Citibank, NA)	a	0.05%		01/07/15	8,300,000	8,300,000

San Diego CCD
GO Bonds Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		01/07/15	4,000,000	4,000,000

GO Bonds Series 2009 (LIQ: Citibank, NA)	a	0.06%		01/07/15	3,125,000	3,125,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.04%		01/07/15	4,475,000	4,475,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.02%		01/07/15	66,310,000	66,310,000

San Diego Cnty Water Auth
Water Revenue COP Series 2008A (LIQ: Citibank, NA)	a	0.04%		01/07/15	33,580,000	33,580,000

Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	5,810,000	5,810,000

San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B (LOC: Fannie Mae)		0.06%		01/07/15	13,000,000	13,000,000

M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: Fannie Mae)		0.05%		01/07/15	5,525,000	5,525,000

San Francisco
Refunding COP Series 2010A (LIQ: Morgan Stanley Bank NA)	a	0.06%		01/07/15	3,325,000	3,325,000

See financial notes 25

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Francisco Airport Commission
Refunding RB Second Series 36C (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		01/07/15	13,570,000	13,570,000

Second Series Refunding RB 36B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		01/07/15	18,670,000	18,670,000

Second Series Refunding RB Series 36A (LOC: US Bank, NA)		0.02%		01/07/15	25,000,000	25,000,000

San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	6,360,000	6,360,000

Sales Tax Refunding RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	6,125,000	6,125,000

San Francisco Finance Corp
Lease Refunding RB (Moscone Center Expansion) Series 2008-1 (LOC: State Street Bank & Trust Company, NA)		0.04%		01/07/15	11,260,000	11,260,000

Lease Refunding RB (Moscone Center Expansion) Series 2008-2 (LOC: State Street Bank & Trust Company, NA)		0.04%		01/07/15	8,140,000	8,140,000

San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: Citibank, NA)		0.05%		01/07/15	6,790,000	6,790,000

San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: State Street Bank & Trust Company, NA)	a	0.05%		01/07/15	4,555,000	4,555,000

Water RB 2012A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	5,000,000	5,000,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.02%		01/07/15	30,100,000	30,100,000

M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: Freddie Mac)		0.03%		01/07/15	3,750,000	3,750,000

San Joaquin Cnty Public Facilities Financing Corp
COP Series 2007 (GTY/LIQ: US Bank, NA)	a	0.04%		01/07/15	40,695,000	40,695,000

San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: Freddie Mac)		0.05%		01/07/15	6,595,000	6,595,000

M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: Fannie Mae)		0.04%		01/07/15	2,000,000	2,000,000

San Jose-Evergreen CCD
GO Bonds Series A (LIQ: Citibank, NA)	a	0.05%		01/07/15	3,980,000	3,980,000

San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: Freddie Mac)		0.04%		01/07/15	13,390,000	13,390,000

San Marcos USD
GO Bonds Series C (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	6,665,000	6,665,000

San Mateo Cnty CCD
GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.04%		01/07/15	18,325,000	18,325,000

San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2013A (LIQ: Barclays Bank Plc)	a	0.05%		01/07/15	10,815,000	10,815,000

Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG Union Bank, NA)		0.08%		01/07/15	8,729,000	8,729,000

M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG Union Bank, NA)		0.08%		01/07/15	4,013,000	4,013,000

Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.04%		01/07/15	2,500,000	2,500,000

Sales Tax Refunding RB Series 2008A (LIQ: Sumitomo Mitsui Banking Corp)		0.02%		01/07/15	4,665,000	4,665,000

26 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sales Tax Refunding RB Series 2008D (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		01/07/15	8,000,000	8,000,000

Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: Bank of the West)		0.09%		01/07/15	1,990,000	1,990,000

Southern California Metropolitan Water District
Water RB Series 2000B4 (LIQ: Wells Fargo Bank, NA)		0.01%		01/07/15	54,600,000	54,600,000

Water RB Series 2005C (LIQ: Citibank, NA)	a	0.05%		01/07/15	24,750,000	24,750,000

Water RB Series 2006A (LIQ: Bank of America, NA)	a	0.06%		01/07/15	9,300,000	9,300,000

Water RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	5,590,000	5,590,000

Water Refunding RB Series 2009A2		0.05%	01/01/15	02/09/15	55,000,000	55,000,000

Water Refunding RB Series 2011A1		0.06%	01/01/15	01/04/16	32,000,000	32,000,000

Water Refunding RB Series 2011A2		0.19%	01/01/15	05/01/15	8,850,000	8,851,858

Water Refunding RB Series 2011A3		0.06%	01/01/15	01/04/16	32,000,000	32,000,000

Water Refunding RB Series 2013E		0.06%	01/01/15	06/05/15	52,000,000	52,000,000

Water Refunding RB Series 2014D		0.04%		01/07/15	11,100,000	11,100,000

Southern California Public Power Auth
Refunding RB (Palo Verde) Series 2008A (LOC: Barclays Bank Plc)		0.03%		01/07/15	13,000,000	13,000,000

Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.03%		01/07/15	3,100,000	3,100,000

Univ of California
General RB Series 2007J (LIQ: Citibank, NA)	a	0.03%		01/02/15	1,400,000	1,400,000

General RB Series 2007J (LIQ: Citibank, NA)	a	0.04%		01/07/15	9,550,000	9,550,000

General RB Series 2008L (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	4,800,000	4,800,000

General RB Series 2009O (LIQ: Citibank, NA)	a	0.04%		01/07/15	3,500,000	3,500,000

General RB Series 2009Q (LIQ: Barclays Bank Plc)	a	0.05%		01/07/15	6,665,000	6,665,000

General RB Series 2013AF (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	6,500,000	6,500,000

General RB Series 2013AI (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	10,665,000	10,665,000

General RB Series 2014AM (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	7,600,000	7,600,000

Limited RB Series 2007D (LIQ: Citibank, NA)	a	0.03%		01/02/15	3,000,000	3,000,000

Limited RB Series 2012G (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	4,695,000	4,695,000

Medical Center Pooled RB Series 2007C2 (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	20,750,000	20,750,000

Medical Center Pooled RB Series 2013J (LIQ: Barclays Bank Plc)	a	0.05%		01/07/15	24,950,000	24,950,000

Medical Center Pooled RB Series 2013J (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	15,505,000	15,505,000

West Hills CCD
COP (2008 Refunding) (LOC: MUFG Union Bank, NA)		0.02%		01/07/15	15,025,000	15,025,000

Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG Union Bank, NA)		0.10%		01/07/15	5,605,000	5,605,000

Yosemite CCD
GO Bonds Series 2008C (LIQ: Bank of America, NA)	a	0.07%		01/07/15	8,000,000	8,000,000

						4,440,111,014

Other Investments 2.3%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.19%		01/07/15	50,300,000	50,300,000

See financial notes 27

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.19%		01/07/15	55,000,000	55,000,000

Variable Rate Demand Preferred Shares Series 4 (GTY/LIQ: Royal Bank of Canada)	a	0.12%		01/07/15	5,600,000	5,600,000

Variable Rate Demand Preferred Shares Series 6 (GTY/LIQ: Citibank, NA)	a	0.11%		01/07/15	19,300,000	19,300,000

Nuveen California Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.14%		01/07/15	38,000,000	38,000,000

						168,200,000

Total Variable-Rate Securities
(Cost $4,608,311,014)						4,608,311,014

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $7,222,062,736.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,045,381,156 or 28.4% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $299,555,000 or 4.2% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

At December 31, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

28 See financial notes

 Schwab California Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments, at cost and value (Note 2a)		$7,222,062,736
Cash		14,438
Receivables:
Interest		7,761,934
Fund shares sold		1,526,171
Prepaid expenses	+	51,412

Total assets		7,231,416,691

Liabilities

Payables:
Investments bought		19,568,511
Investment adviser and administrator fees		91,811
Fund shares redeemed		1,531,908
Distributions to shareholders		5,243
Accrued expenses	+	109,887

Total liabilities		21,307,360

Net Assets

Total assets		7,231,416,691
Total liabilities	−	21,307,360

Net assets		$7,210,109,331

Net Assets by Source
Capital received from investors		7,210,109,331

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$6,438,681,190		6,437,667,968		$1.00
Value Advantage Shares	$771,428,141		771,262,251		$1.00

See financial notes 29

 Schwab California Municipal Money Fund

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Interest		$6,081,836

Expenses

Investment adviser and administrator fees		22,163,462
Shareholder service fees:
Sweep Shares		21,404,409
Value Advantage Shares		1,576,930
Portfolio accounting fees		266,697
Custodian fees		134,950
Shareholder reports		107,100
Registration fees		70,119
Professional fees		68,518
Independent trustees’ fees		44,808
Transfer agent fees		41,816
Interest expense		1,118
Other expenses	+	128,231

Total expenses		46,008,158
Expense reduction by CSIM and its affiliates	−	40,609,509

Net expenses	−	5,398,649

Net investment income		683,187

Realized Gains (Losses)

Net realized gains on investments		424,035

Increase in net assets resulting from operations		$1,107,222

30 See financial notes

 Schwab California Municipal Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$683,187	$677,821
Net realized gains	+	424,035	499,952

Increase in net assets from operations		1,107,222	1,177,773

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(611,463)	(597,400)
Value Advantage Shares	+	(71,724)	(80,421)

Total distributions from net investment income		(683,187)	(677,821)

Distributions from net realized gains
Sweep Shares		(178,767)	(163,742)
Value Advantage Shares	+	(21,417)	(20,237)

Total distributions from net realized gains		(200,184)	(183,979)

Total distributions		(883,371)	(861,800)

Transactions in Fund Shares

Shares Sold[1]
Sweep Shares		15,749,270,794	15,761,348,750
Value Advantage Shares	+	128,382,254	136,443,045

Total shares sold		15,877,653,048	15,897,791,795

Shares issued in connection with merger[2]
Value Advantage Shares		108,254,918	—

Total shares issued in connection with merger		108,254,918	—

Shares Reinvested[1]
Sweep Shares		777,917	741,203
Value Advantage Shares	+	84,015	91,147

Total shares reinvested		861,932	832,350

Shares Redeemed[1]
Sweep Shares		(15,392,918,682)	(15,818,353,147)
Value Advantage Shares	+	(216,552,816)	(238,399,228)

Total shares redeemed		(15,609,471,498)	(16,056,752,375)

Net transactions in fund shares		377,298,400	(158,128,230)

Net Assets

Beginning of period		6,832,534,673	6,990,346,930
Total increase or decrease	+	377,574,658	(157,812,257)

End of period		$7,210,109,331	$6,832,534,673

[1]	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[2]	Effective September 26, 2014, all the assets and liabilities of the Schwab California AMT Tax-Free Money Fund (totaling a net value of $108,307,325) were transferred to the Schwab California Municipal Money Fund. (See financial note 9)

See financial notes 31

 Schwab California Municipal Money Fund

Financial Notes

1. Business Structure of the Funds:

Schwab California Municipal Money Fund is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Cash Reserves	Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund

Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal

32

 Schwab California Municipal Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.

 33

 Schwab California Municipal Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:

A substantial portion of the fund’s investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of the fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in the fund.

% of investments in securities with credit enhancements or liquidity enhancements	77%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	12% (Wells Fargo Group)

For additional information, please refer to the fund’s Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC” and/or liquidity agreement “LIQ”, respectively, along with the institution providing the enhancement.

34

 Schwab California Municipal Money Fund

Financial Notes (continued)

4. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Support Provider Risk. The funds may invest a substantial portion of its assets in securities with guarantees and/or liquidity supports provided by a bank or other financial institution, and the existence and nature of such supports may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity support provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are guaranteed by the same bank or financial institution, these risks may be increased.

State Risk. The funds invest primarily in securities issued by the State of California and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of a fund’s portfolio. Further, a fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies

 35

 Schwab California Municipal Money Fund

Financial Notes (continued)

4. Risk Factors (continued):

directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

Taxable Determination Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (“AMT”) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — and indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its

36

 Schwab California Municipal Money Fund

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):

capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the sweep shares of the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep shares of the fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Sweep Shares	0.25%	0.10%
Value Advantage Shares	0.22%	n/a

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”), as follows:

Sweep Shares	0.60%
Value Advantage Shares	0.45%

In addition, effective January 1, 2014 through December 31, 2014, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.005% of the fund’s average daily assets.

During the period ended December 31, 2014, the fund waived $40,609,509 in expenses of which $6,433,130 was waived in accordance with the contractual expense limitation agreement noted above. The remainder of the total waived amounts not related to the contractual expense limitations are discussed below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreement noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of December 31, 2014, the balance of recoupable waivers is as follows:

	Expiration Date
	December 31, 2015	December 31, 2016	December 31, 2017	Total

Sweep Shares	$22,504,909	$27,645,325	$31,551,790	$81,702,024
Value Advantage Shares	2,439,226	2,507,739	2,624,589	7,571,554

As of December 31, 2014, recoupable waivers expired as follows:

Sweep Shares	$18,771,517
Value Advantage Shares	2,293,435

 37

 Schwab California Municipal Money Fund

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2014, the fund’s aggregate security transactions with other Schwab Funds were $25,830,000.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

As of December 31, 2014, the fund had no undistributed earnings on a tax basis.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the fund had no capital losses deferred and no capital loss carryforwards utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Tax-exempt income	$683,187
Ordinary income	76,123
Long-term capital gains	124,061

Prior period distributions
Tax-exempt income	$677,821
Ordinary income	20,962
Long-term capital gains	163,017

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes; there were no such differences in the current year. The fiscal year in which amounts are distributed may differ from the year in which the net investment income

38

 Schwab California Municipal Money Fund

Financial Notes (continued)

8. Federal Income Taxes (continued):

and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2014, the fund made the following reclassifications:

Capital shares	$223,851
Net realized capital gains and losses	(223,851)

As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

9. Reorganization:

Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Schwab California AMT Tax-Free Money Fund were transferred to the Schwab California Municipal Money Fund. The reorganization, which qualified a tax-free exchange for federal income tax purposes, was completed at the close of business on September 26, 2014. The reorganization is intended to achieve economies of scale on the two funds, which have substantially the same investment objectives. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation/depreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
	Schwab	Schwab	Schwab
	California Municipal	California AMT	California Municipal
	Money Fund	Tax-Free Money Fund	Money Fund

Shares:
Sweep Shares	6,024,114,713	—	6,024,114,713
Value Advantage Shares	661,282,027	108,254,918	769,536,945
Net Assets:
Sweep Shares	$6,025,290,932	—	$6,025,290,932
Value Advantage Shares	$661,414,980	$108,307,325	$769,722,305
Net Assets Value:
Sweep Shares	$1.00	—	$1.00
Value Advantage Shares	$1.00	$1.00	$1.00
Net unrealized appreciation (depreciation)	—	—	—
Market value of investments	$6,684,594,163	$103,641,266	$6,788,235,429
Cost of investments	$6,684,594,163	$103,641,266	$6,788,235,429

Assuming the acquisition had been completed on January 1, 2014, the beginning of the fiscal year of Schwab California Municipal Money Fund, Schwab California Municipal Money Fund’s pro-forma results of operations for the period ended December 31, 2014, would have been as follows:

Net investment income	$722,394	*
Net realized gains on investments	$435,483
Net unrealized appreciation (depreciation) on investments	—
Net increase in net assets resulting from operations	$1,157,877

*Amount includes $29,967 of pro-forma eliminated expenses.

 39

 Schwab California Municipal Money Fund

Financial Notes (continued)

9. Reorganization (continued):

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Schwab California AMT Tax-Free Money Fund that have been included in Schwab California Municipal Money Fund’s Statement of Operation since September 27, 2014.

10. Recent Regulatory Development:

On July 23, 2014 the SEC passed new amendments to the rules governing money market funds. The new amendments have mandatory compliance dates, which are staggered over the next two years. Management is currently evaluating the impact of the new amendments and their impact to the fund’s future financial statements and related disclosures.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

40

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab California Municipal Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab California Municipal Money Fund (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2015

 41

Other Federal Tax Information (unaudited)

The fund designates 100% of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) and under California Revenue and Taxation Code section 17145 for the year ended December 31, 2014.

Under Section 852 (b)(3)(C) of the Internal Revenue Code, the fund hereby designates $339,512 as long-term capital gain dividends for the fiscal year ended December 31, 2014.

42

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	74	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	74	Director, KLA-Tencor Corporation (2008 – present)

Charles A. Ruffel 1956 Trustee (Trustee of The Charles Schwab Family of Funds since 2015.)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

 43

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

44

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 45

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

Guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

Letter of Credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.

Liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective

46

maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.csimfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 47

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Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

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Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
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Asset Allocation Funds
Schwab Balanced Fundtm
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Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

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Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

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Annual report dated December 31, 2014, enclosed.

Schwab Municipal Money Funds

Schwab New York AMT
Tax-Free Money Fundtm

Schwab New Jersey AMT
Tax-Free Money Fundtm

Schwab Pennsylvania
Municipal Money Fundtm

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Tax-Free Money Fundtm

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Schwab Municipal Money Funds

Annual Report
December 31, 2014

Schwab New York AMT
Tax-Free Money Fundtm

Schwab New Jersey AMT
Tax-Free Money Fundtm

Schwab Pennsylvania
Municipal Money Fundtm

Schwab Massachusetts AMT
Tax-Free Money Fundtm

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the 12-month reporting period ended December 31, 2014, yields on municipal money market securities remained extremely low.

Dear Shareholder,

I’d like to thank you for trusting us to help you meet your investment goals and for reading this annual report regarding the Schwab Municipal Money Funds.1 These funds are designed to offer stability of capital, liquidity, and income, and are meant to help serve as part of the foundation of an investor’s portfolio.

For the 12-month reporting period ended December 31, 2014, yields on municipal money market securities remained extremely low. With moderate economic improvements, the Federal Reserve wrapped up its quantitative easing policies aimed at holding down long-term interest rates, while keeping short-term interest rates near zero percent. Meanwhile, the supply of municipal securities remained limited as municipalities issued fewer securities, which maintained downward pressure on yields.

In related industry matters, the Securities and Exchange Commission released final guidance regarding the rules that govern money market funds in July 2014. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. Investors will also benefit from enhanced disclosures and increased protections from these changes.

For more information about these developments, please visit the “Insights” section of www.csimfunds.com, where you’ll find links under the heading, “Money Fund Reform FAQ.” In addition, please continue reading this report for more information about the Schwab Municipal Money Funds, or visit our website. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

1 Please note that pending approval by shareholders, the fundamental investment policies of the Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund, and Schwab Massachusetts AMT Tax-Free Money Fund will be replaced with a new fundamental investment policy that will allow each fund to invest in securities that are subject to the alternative minimum tax (AMT), and “AMT” will be removed from each fund’s name. In addition, the funds’ fundamental investment objectives will be replaced with new non-fundamental investment objectives. Proxy materials were sent to shareholders in mid-January, the shareholder vote is scheduled for March 20, 2015, and if approved, the changes will become effective on April 30, 2015.

Schwab Municipal Money Funds 1

Fund Management

Kenneth Salinger, CFA, Managing Director and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He has also had overall responsibility for all aspects of the management of the funds since 2008. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

2 Schwab Municipal Money Funds

State Investment Environment

New York

New York State’s financial condition has improved with the economy and with the receipt of windfall legal settlements, allowing Gov. Cuomo to propose additional one-time tax cuts.

The State of New York’s $92.2 billion state operating funds budget reflected a $6 billion surplus through the first three quarters of fiscal 2015, ending December 31, 2014. Tax revenues for the period were $1.6 billion over budget, primarily due to higher personal and business tax receipts. However, the state also received an unexpected $3.3 billion in payments related to legal settlements with several banks related to various banking law violations, with an additional $1.1 billion expected by fiscal year end at March 31, 2015. Despite the increase in revenue, Gov. Cuomo has not increased program spending beyond his stated 2% cap. However, he has announced multi-year plans for one-time spending on tax cuts and infrastructure projects throughout the state to be funded with excess revenues and settlement payments. The state projects ending the current fiscal year with $2.4 billion in general fund reserves, or 3.8% in spending.

The State’s actions to balance its budget impact securities issued by the state, but also those issued by counties, cities, towns, villages and school districts, all of whom receive some amount of state funding in support of operations. In addition, local governments, including cities, counties and school districts, continue to grapple with the impact of legislation which caps local property tax growth to 2% per year absent a voter approval of a higher tax rate. Local governments and school districts in the state are faced with significant growth in employee pension and healthcare costs which are expected to drive cuts in headcount and operations for the foreseeable future.

However, there are many state and local agencies, such as the New York Power Authority and the New York City Municipal Water Finance Authority, which do not rely on the state for funding. Securities issued by these agencies are repaid solely with revenues generated by the services these agencies provide to their customers.

New York State’s economy improved during 2014, with unemployment falling to 5.9% vs. the national average of 5.8% in November 2014, although much of the decline related to lower labor force participation. The State added only 90,000 jobs from November 2013-November 2014, a 1% growth rate, which was well below the U.S. average of 2%. Most new jobs were created in the professional and business services sectors, followed by education and healthcare.

New York remains a strong investment-grade credit due to its deep and diverse economy, its stable financial position and its above average personal wealth levels which give it great financial flexibility. The State’s general obligation debt is rated Aa1 by Moody’s and AA+ by Fitch. Standard & Poor’s raised the state’s GO rating to AA+ in September 2014. All three agencies have assigned Stable Outlooks to the state’s ratings.

New Jersey

New Jersey continues to be challenged by growing pension liabilities and slow economic growth. Its fiscal 2015 budget was balanced by reducing contributions to its pension funds, a move that helped close its current year budget gap, but increased its already sizable obligation to its pension system.

New Jersey’s budget for fiscal 2015 (beginning July 1, 2014) totals $32.6 billion. The budget does not raise taxes and keeps overall spending essentially flat. Through the first five months of the fiscal year, state revenues were up 4.8% year-over-year, driven by good growth in income taxes, its largest revenue source, but slightly trailed the 5.2% budgeted annual growth rate due to lagging sales tax growth. The state projects to end the year with general fund reserves of $389 million, or 1.2% of spending.

However, the budget is balanced in large part by paying only 30% of the $2.25 billion payment to the state pension systems required under the 2011 pension reform law. The state’s failure to make the full payment has increased the unfunded portion of its pension liabilities, which was $83 billion as of June 30, 2014. The state’s unfunded pension liability is among the highest in the nation and, along with its estimated $53 billion retiree healthcare liability and $35 billion of debt, creates long-term budgetary challenges for the state. The state’s reliance on reducing pension contributions to balance its budget was a primary factor driving rating downgrades by Standard & Poor’s and Fitch Ratings in September 2014. The reduction in the payment is being challenged in court by several labor unions. If the state is unsuccessful in defending its ability to lower the payment, the state could face a significant gap in its current year budget.

New Jersey’s economy continues to slowly improve, lagging that of the nation. Over the past three years, annual employment growth has averaged 0.8%, with the state regaining only half of the jobs lost during the recession. The unemployment rate as of November 2014 was 6.4%, down from 7.4% a year earlier but higher than the national average of 5.8%. Growth in personal income and state GDP also trail the national average. Nevertheless, per capita income remains among the highest in the nation.

Many New Jersey local governments remain under pressure, challenged by flat state aid, the 2% cap on annual growth in property taxes and slow economic growth. Only five of the state’s 21 counties have recovered all the jobs lost during the recession. Only nine counties have unemployment rates that are equal to or lower than the national average, all of which are concentrated in the northern half of the state. Much of the job growth has occurred around the New York metro area, while the closure of several casinos this year has hurt the economy in the southern part of the state. New Jersey continues to have one the highest inventory of foreclosed properties in the nation as home prices throughout the state generally remain below their pre-recession peak. The majority of local governments in New Jersey are weathering these financial pressures by controlling costs.

Schwab Municipal Money Funds 3

State Investment Environment continued

New Jersey remains an investment-grade credit due to its diverse economy and high personal wealth levels, although its financial flexibility is constrained by its slim financial reserves, weak liquidity and sizable pension liabilities. New Jersey’s general obligation debt was downgraded to A from A+ by both Standard & Poor’s and Fitch Ratings in September 2014. Moody’s last downgraded the state in May 2014 to A1 from Aa3. Moody’s and Fitch have a negative outlook on their ratings, while Standard & Poor’s revised its outlook to stable following its September downgrade.

Pennsylvania

Pennsylvania’s financial situation over the first half of Fiscal Year 2015 has improved with revenues ahead of budgeted levels, suggesting an improved economic climate for the Commonwealth.

The Commonwealth’s economic condition appears to be improving in the current fiscal year, which should help strengthen the Commonwealth’s weakened financial position. Revenues in Fiscal Year (“FY”) 2014 (ending June 30, 2014) fell well short of the budgeted expectations, due to the slower-than-expected economic recovery. As a result, the Commonwealth ended FY 2014 with a very narrow fund balance of $81 million, or 0.3% of spending, the lowest level of fund balance in the last four fiscal years.

The Commonwealth’s $29 billion FY 2015 budget did not include any tax increases. Spending incurred a modest 1.5% increase, which was funded with one-time revenues, including about $73 million from the general fund balance. The increased spending was driven mostly by higher education funding, pension contributions and Medicaid-related expenditures. The budget projects drawing down the fund balance to $7 million, or less than 0.1% of the total budget. However, over the first six months of FY 2015, actual revenue collections were 2.1% higher than estimates while expenditures remained relatively on par with the budget.

Pennsylvania’s large and growing unfunded pension costs have been the fastest growing expenditure category over the past two years. The FY 2015’s pension contributions are estimated to be $1.2 billion, a 14% increase from FY 2014. Pennsylvania passed legislation in 2010 to address pension issues, but since then the Legislature has failed to support additional proposals for pension reform. The pension system for public school employees was underfunded by $40.9 billion (55% funded) at 6/30/13 and the state employee pension system was underfunded by $17.9 billion (59% funded) at 12/31/13. Mandated employer contributions for state employees and school employee pensions will consume a growing share of Pennsylvania’s total budget going forward absent additional pension reform.

The Commonwealth gained approximately 51,300 jobs over the last twelve months, a modest increase of 0.9%, propelled by robust job gains in the private sectors that more than offset the continued declines in government employment. It has nearly regained all the jobs lost during the recession. Pennsylvania’s unemployment rate decreased to 4.6% as of October 2014, down from 6.8% in October 2013, as a result of the growth in jobs as well as the continued decline in labor force participation rate. Per capita personal income is on par with the national average.

Pennsylvania local governments, along with state agencies, private institutions of higher education and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they also have their own revenue streams that comprise the bulk of their revenues.

Pennsylvania remains a moderately strong investment grade credit due to its moderate debt load, solid economic base and average income levels. The growing budgetary imbalance, dependence on non-recurring revenues to close budget gaps, and large and growing pension and retiree healthcare liabilities, along with the below-average economic growth since the recession, were the main causes of Fitch and Standard and Poor’s downgrade to AA- from AA in September 2014, and Moody’s downgrade to Aa3 from Aa2 in July 2014. All three rating agencies now carry stable outlooks.

Massachusetts

Massachusetts’ sound economic performance has continued to contribute to positive revenue growth for several consecutive years.

Massachusetts’ budget for fiscal 2015 (7/1/14-6/30/15) totaled $36.5 billion, a 9% increase over the previous year’s adopted budget. The budget includes increased spending in all major categories including healthcare, direct local aid to Commonwealth municipalities, and education, as well as for the Commonwealth’s unfunded pension and retiree healthcare liabilities. The budget is supported by a forecast of nearly 5% growth in tax revenue and the modest use of one-time resources. For the first five months of fiscal 2015 (July—November 2014), tax revenues collected were about $10.4 billion, or 3%, greater than the prior year period, due to strong collections in all major categories including personal and corporate income taxes and sales taxes. As of mid-November 2014, Massachusetts expected to close fiscal 2015 with a strong $1.2 billion rainy day fund (about 3% of anticipated spending), which is expected to be one of the largest reserves among the 50 states.

The Commonwealth’s unemployment rate dropped to 5.8% in November 2014 from 7.1% in November 2013. Despite slower population growth rates than the nation, Massachusetts’ job growth and employment levels kept pace with the U.S. during 2009-2013 while its gross domestic product growth outpaced the nation. The Commonwealth’s economy is deep and diverse, with a well-established base of educational, healthcare, and information technology employment as well as a variety of finance and real estate-related businesses. Income levels within the Commonwealth are high; it ranks second amongst the states on a per capita basis only behind Connecticut.

4 Schwab Municipal Money Funds

State Investment Environment continued

Massachusetts local governments, along with state agencies, private universities, and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they have their own revenue sources that comprise the bulk of their revenues and, in many cases, also have dedicated taxes to repay their debt. Many state agencies, private colleges and universities, and non-profit healthcare providers rely on their own revenues to repay their debt and do not rely on funding from the state.

Massachusetts is a strong investment-grade credit due to its deep and diverse economy, high personal-wealth levels, and prudent financial management marked by sound financial performance and good financial reserves. As of the date of this report, the Commonwealth’s credit ratings were Aa1 from Moody’s, AA+ from Standard & Poor’s, and AA+ from Fitch and were affirmed in December 2014.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Funds 5

Schwab New York AMT Tax-Free Money Fund™

The Schwab New York AMT Tax-Free Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New York state and local income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from New York issuers and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the year ended December 31, 2014, to help the fund maintain a positive net yield.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced steady demand during the 12-month reporting period. Supply, however, declined during the reporting period, pushing yields to or near record lows in a multi-year trend for muni money market funds.

Growing credit improvement and an ongoing appreciation for the tax advantages of munis played an important role in supporting muni money market funds during the 12-month reporting period. Money markets generally benefitted from higher allocations of cash among corporations and higher net worth individuals, continuing a trend that began several years ago. A healthier U.S. economic environment increased tax revenues for many municipalities and contributed to improving overall credit conditions. At the same time, growing regulatory burdens among banks, which often provide credit or liquidity enhancements for municipal securities, have made the issuance of short-term instruments more expensive for issuers. When combined, the generally improving economic conditions and the impact of more burdensome regulations on banks resulted in downward pressure on supply during the 12-month reporting period.

These conditions, combined with the Federal Reserve keeping short-term interest rates at 0% to 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.03% and 0.12%, finishing the period near the lower end of this range.

Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers. From the beginning of the year through May, the fund’s WAM hovered in a range of roughly 35 to 44 days. As the overall supply of acceptable securities rose in June during the typical “note season,” the fund’s WAM was extended as some of these securities were added to the portfolio. Reflecting these strategies, the fund’s WAM started the period at 42 days and ended at 49 days.

As of 12/31/14:

 Portfolio Composition By Maturity2

% of investments

1-7 Days	68.4%
8-30 Days	4.9%
31-60 Days	4.1%
61-90 Days	1.1%
91-180 Days	11.6%
More than 180 Days	9.9%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	49 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	31%

 Portfolio Composition by Security Type5

% of investments

Tender Option Bonds	34.1%
Variable Rate Demand Obligations	31.1%
Commercial Paper	8.6%
Fixed Rate Notes	22.3%
Other	3.9%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[5]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab New York AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab New York AMT Tax-Free Money Fundtm
	Sweep	Value Advantage
	Shares	Shares®

Ticker Symbol	SWNXX	SWYXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.06%	-0.13%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.57% and 0.37% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective New York state personal income tax rate of 4.99%. Your tax rate may be different.

Schwab New York AMT Tax-Free Money Fundtm 7

Schwab New Jersey AMT Tax-Free Money Fund™

The Schwab New Jersey AMT Tax-Free Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New Jersey gross income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from New Jersey issuers and muni agencies around the country, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of New Jersey. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the year ended December 31, 2014, to help the fund maintain a positive net yield.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced steady demand during the 12-month reporting period. Supply, however, declined during the reporting period, pushing yields to or near record lows in a multi-year trend for muni money market funds.

Demand in New Jersey remained strong for securities issued by high-credit-quality local municipalities, though declined for many state-level entities as some state credit characteristics weakened during the reporting period. Money markets generally benefitted from higher allocations of cash among corporations and higher net worth individuals, continuing a trend that began several years ago. At the same time, growing regulatory burdens among banks, which often provide credit or liquidity enhancements for municipal securities, have made the issuance of short-term instruments more expensive for issuers. When combined, the generally improving economic conditions and the impact of more burdensome regulations on banks resulted in downward pressure on supply during the 12-month reporting period.

These conditions, combined with the Federal Reserve keeping short-term interest rates at 0% to 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.03% and 0.12%, finishing the period near the lower end of this range.

Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while mostly maintaining a longer weighted average maturity (WAM) than many of the fund’s peers. In general, fluctuations in the fund’s weighted average maturity (WAM) reflected the typically intermittent nature of muni security issuance in New Jersey, and the limited supply of New Jersey securities with characteristics that the investment adviser found acceptable. Due in part to such limitations, the fund also held out-of-state muni securities, which enhanced the fund’s overall diversification and liquidity, and represented less than 10% of the portfolio. Reflecting these strategies, the fund’s WAM started the period at 50 days and ended the period at 55 days.

As of 12/31/14:

 Portfolio Composition By Maturity2

% of investments

1-7 Days	66.9%
8-30 Days	3.6%
31-60 Days	2.6%
61-90 Days	4.1%
91-180 Days	7.6%
More than 180 Days	15.2%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	55 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	52%

 Portfolio Composition by Security Type5

% of investments

Tender Option Bonds	17.3%
Variable Rate Demand Obligations	51.3%
Commercial Paper	7.7%
Fixed Rate Notes	23.7%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[5]	Portfolio Composition is calculated using the Par Value of Investments.

8 Schwab New Jersey AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab New Jersey AMT Tax-Free Money Fundtm
Sweep
Shares

Ticker Symbol	SWJXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.10%

Seven-Day Effective Yield[1]	0.01%

Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.57% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective New Jersey state personal income tax rate of 5.08%. Your tax rate may be different.

Schwab New Jersey AMT Tax-Free Money Fundtm 9

Schwab Pennsylvania Municipal Money Fund™

The Schwab Pennsylvania Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Pennsylvania personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from Pennsylvania issuers and muni agencies around the country, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Pennsylvania. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the year ended December 31, 2014, to help the fund maintain a positive net yield.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced steady demand during the 12-month reporting period. Supply, however, declined during the reporting period, pushing yields to or near record lows in a multi-year trend for muni money market funds.

Growing credit improvement and an ongoing appreciation for the tax advantages of munis played an important role in supporting muni money market funds during the 12-month reporting period. Money markets generally benefitted from higher allocations of cash among corporations and higher net worth individuals, continuing a trend that began several years ago. A healthier U.S. economic environment increased tax revenues for many municipalities and contributed to improving overall credit conditions. At the same time, growing regulatory burdens among banks, which often provide credit or liquidity enhancements for municipal securities, have made the issuance of short-term instruments more expensive for issuers. When combined, the generally improving economic conditions and the impact of more burdensome regulations on banks resulted in downward pressure on supply during the 12-month reporting period.

These conditions, combined with the Federal Reserve keeping short-term interest rates at 0% to 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.03% and 0.12%, finishing the period near the lower end of this range.

Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers. In general, WAM fluctuations reflected the occasionally limited supply of Pennsylvania muni securities with characteristics that the investment adviser found acceptable. Due in part to such limitations, the fund also held out of-state muni securities, which enhanced the fund’s overall diversification and liquidity, and represented less than 10% of the portfolio. Reflecting these strategies, the fund’s WAM started the period at 35 days and ended the period at 42 days.

As of 12/31/14:

 Portfolio Composition By Maturity2

% of investments

1-7 Days	75.9%
8-30 Days	0.0%
31-60 Days	7.4%
61-90 Days	0.2%
91-180 Days	5.0%
More than 180 Days	11.5%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	42 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	53%

 Portfolio Composition by Security Type5

% of investments

Tender Option Bonds	16.1%
Variable Rate Demand Obligations	59.4%
Commercial Paper	9.1%
Fixed Rate Notes	14.9%
Other	0.5%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[5]	Portfolio Composition is calculated using the Par Value of Investments.

10 Schwab Pennsylvania Municipal Money Fundtm

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Pennsylvania Municipal Money Fundtm
Sweep
Shares

Ticker Symbol	SWEXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.10%

Seven-Day Effective Yield[1]	0.01%

Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.57% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective Pennsylvania state personal income tax rate of 1.74%. Your tax rate may be different.

Schwab Pennsylvania Municipal Money Fundtm 11

Schwab Massachusetts AMT Tax-Free Money Fund™

The Schwab Massachusetts AMT Tax-Free Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Massachusetts personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from Massachusetts issuers and municipal agencies around the country, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Massachusetts. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the year ended December 31, 2014, to help the fund maintain a positive net yield.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced steady demand during the 12-month reporting period. Supply, however, declined during the reporting period, pushing yields to or near record lows in a multi-year trend for muni money market funds.

Growing credit improvement and an ongoing appreciation for the tax advantages of munis played an important role in supporting muni money market funds during the 12-month reporting period. Money markets generally benefitted from higher allocations of cash among corporations and higher net worth individuals, continuing a trend that began several years ago. A healthier U.S. economic environment increased tax revenues for many municipalities and contributed to improving overall credit conditions. At the same time, growing regulatory burdens among banks, which often provide credit or liquidity enhancements for municipal securities, have made the issuance of short-term instruments more expensive for issuers. When combined, the generally improving economic conditions and the impact of more burdensome regulations on banks resulted in downward pressure on supply during the 12-month reporting period.

These conditions, combined with the Federal Reserve keeping short-term interest rates at 0% to 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.03% and 0.12%, finishing the period near the lower end of this range.

Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers. The fund’s WAM generally declined from as high as 53 days to as low as 42 days in the first part of the reporting period, reflecting the occasionally limited supply of Massachusetts muni securities with characteristics that the investment adviser found acceptable. During the second half of the reporting period, however, the fund benefitted from a fairly stable supply of term paper of varying durations and the fund’s WAM generally stayed within a range of between 47 and 55 days for the remainder of the reporting period. Additionally, the fund also held out of-state muni securities, which enhanced the fund’s overall diversification and liquidity, and represented less than 10% of the portfolio.

As of 12/31/14:

 Portfolio Composition By Maturity2

% of investments

1-7 Days	68.1%
8-30 Days	0.8%
31-60 Days	8.0%
61-90 Days	4.0%
91-180 Days	4.2%
More than 180 Days	14.9%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	51 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	29%

 Portfolio Composition by Security Type5

% of investments

Tender Option Bonds	32.8%
Variable Rate Demand Obligations	31.5%
Commercial Paper	5.6%
Fixed Rate Notes	23.2%
Other	6.9%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[5]	Portfolio Composition is calculated using the Par Value of Investments.

12 Schwab Massachusetts AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Massachusetts AMT Tax-Free Money Fundtm
Sweep
Shares

Ticker Symbol	SWDXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.11%

Seven-Day Effective Yield[1]	0.01%

Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.49% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective Massachusetts state personal income tax rate of 2.97%. Your tax rate may be different.

Schwab Massachusetts AMT Tax-Free Money Fundtm 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2014 and held through December 31, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/14	at 12/31/14	7/1/14–12/31/14

Schwab New York AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.08%	$1,000.00	$1,000.20	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$0.41
Value Advantage Shares®
Actual Return	0.08%	$1,000.00	$1,000.20	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$0.41

Schwab New Jersey AMT Tax-Free Money Fundtm
Actual Return	0.08%	$1,000.00	$1,000.10	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$0.41

Schwab Pennsylvania Municipal Money Fundtm
Actual Return	0.08%	$1,000.00	$1,000.20	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$0.41

Schwab Massachusetts AMT Tax-Free Money Fundtm
Actual Return	0.09%	$1,000.00	$1,000.10	$0.45
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.75	$0.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

14 Schwab Municipal Money Funds

Schwab New York AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
Sweep Shares	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.02		0.02		0.02		0.02		0.04

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[2]	0.14	[2]	0.20	[2]	0.27	[2]	0.33	[2]
Gross operating expenses	0.71		0.71		0.71		0.70		0.70
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	1,758		1,692		1,793		1,624		1,545

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
Value Advantage Shares	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.02		0.02		0.02		0.02		0.04

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[2]	0.14	[2]	0.20	[2]	0.27	[2]	0.33	[2]
Gross operating expenses	0.58		0.58		0.58		0.57		0.57
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	237		267		319		399		531

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)

See financial notes 15

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

33.2%	Fixed-Rate Securities	661,434,609	661,434,609
67.8%	Variable-Rate Securities	1,352,985,883	1,352,985,883

101.0%	Total Investments	2,014,420,492	2,014,420,492
(1.0%)	Other Assets and Liabilities, Net		(19,982,573)

100.0%	Net Assets		1,994,437,919

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 33.2% of net assets

New York 33.2%
Albany Cnty
BAN Series 2014A		0.75%		05/29/15	19,381,024	19,425,425

Amityville UFSD
TAN 2014-2015		1.00%		06/26/15	10,000,000	10,039,950

Babylon
BAN 2014		1.50%		08/01/15	4,190,000	4,222,545

Bay Shore UFSD
TAN 2014-2015		1.50%		06/26/15	18,000,000	18,103,084

Bayport Blue Point UFSD
TAN 2014-2015		1.00%		06/25/15	1,500,000	1,505,856

Buffalo
BAN 2014		2.00%		04/29/15	7,367,399	7,408,723

GO Bonds 2014		4.00%		04/01/15	2,234,769	2,255,190

Clinton Cnty
BAN Series 2014A		1.00%		06/12/15	1,640,008	1,644,499

East Islip UFSD
GO TAN 2014		0.75%		06/27/15	4,000,000	4,011,049

East Syracuse-Minoa CSD
BAN 2014		1.25%		10/09/15	10,000,000	10,077,140

Eastport South Manor CSD
TAN 2014-2015		1.00%		06/26/15	16,000,000	16,052,418

Grand Island CSD
BAN 2014		1.50%		12/03/15	7,000,000	7,080,290

Hampton Bays UFSD
BAN 2014		0.50%		06/26/15	11,000,000	11,018,246

Harborfields CSD
TAN 2014-2015		0.75%		06/26/15	4,000,000	4,011,244

Herricks UFSD
TAN Series 2014-2015		1.00%		06/26/15	7,000,000	7,027,014

16 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Ithaca
GO BAN Series 2014B		1.00%		07/31/15	1,500,000	1,507,200

Kenmore-Tonawanda UFSD
BAN 2014		0.50%		06/17/15	7,956,442	7,966,235

Kingston SD
BAN Series 2014A		0.45%		06/17/15	16,000,000	16,020,790

Liverpool CSD
BAN 2014-2015		1.25%		10/02/15	3,000,000	3,022,791

Mamaroneck
BAN Series 2014B		1.00%		09/03/15	4,901,875	4,923,492

Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2011A		5.00%		11/15/15	6,750,000	7,034,218

Dedicated Tax Refunding Bonds Series 2008B1		3.00%		11/15/15	105,000	107,414

Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.08%		02/12/15	28,190,000	28,190,000

State Service Contract Refunding Bonds Series 2002A		5.50%		01/01/15	1,450,000	1,450,000

State Service Contract Refunding Bonds Series 2002A		5.75%		01/01/16	1,100,000	1,160,212

Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.09%		01/07/15	11,100,000	11,100,000

New York City
GO Bonds Fiscal 2005 Series J		5.00%		03/01/15	605,000	609,695

GO Bonds Fiscal 2005 Series P		5.00%		08/01/15	100,000	102,766

GO Bonds Fiscal 2006 Series C		5.00%		08/01/15	750,000	770,985

GO Bonds Fiscal 2006 Series D		5.00%		08/01/15	600,000	616,445

GO Bonds Fiscal 2006 Series G		5.00%		08/01/15	700,000	719,305

GO Bonds Fiscal 2007 Series A		4.00%		08/01/15	100,000	102,172

GO Bonds Fiscal 2007 Series A		4.50%		08/01/15	150,000	153,713

GO Bonds Fiscal 2007 Series C1		5.00%		01/01/15	205,000	205,000

GO Bonds Fiscal 2007 Series D		5.00%		02/01/15	180,000	180,717

GO Bonds Fiscal 2008 Series A1		5.00%		08/01/15	3,430,000	3,526,298

GO Bonds Fiscal 2008 Series E		5.00%		08/01/15	250,000	256,837

GO Bonds Fiscal 2008 Series G		5.00%		08/01/15	575,000	590,723

GO Bonds Fiscal 2008 Series H		4.00%		08/01/15	425,000	434,262

GO Bonds Fiscal 2008 Series I1		3.50%		02/01/15	250,000	250,675

GO Bonds Fiscal 2008 Series J1		4.00%		08/01/15	425,000	434,258

GO Bonds Fiscal 2008 Series J1		5.00%		08/01/15	100,000	102,749

GO Bonds Fiscal 2009 Series A1		4.00%		08/15/15	125,000	127,908

GO Bonds Fiscal 2009 Series B1		5.00%		09/01/15	620,000	639,551

GO Bonds Fiscal 2009 Series H1		5.00%		03/01/15	750,000	755,836

GO Bonds Fiscal 2010 Series C		3.00%		08/01/15	200,000	203,229

GO Bonds Fiscal 2010 Series C		5.00%		08/01/15	485,000	498,430

GO Bonds Fiscal 2010 Series E		3.00%		08/01/15	1,375,000	1,397,457

GO Bonds Fiscal 2010 Series E		5.00%		08/01/15	615,000	631,963

GO Bonds Fiscal 2011 Series A		3.00%		08/01/15	100,000	101,593

GO Bonds Fiscal 2011 Series A		5.00%		08/01/15	275,000	282,584

GO Bonds Fiscal 2011 Series B		4.00%		08/01/15	1,350,000	1,380,046

GO Bonds Fiscal 2011 Series B		5.00%		08/01/15	575,000	590,881

GO Bonds Fiscal 2011 Series E		4.00%		08/01/15	100,000	102,183

GO Bonds Fiscal 2011 Series G		5.00%		08/01/15	900,000	925,123

GO Bonds Fiscal 2011 Series I1		4.00%		08/01/15	625,000	638,620

See financial notes 17

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2012 Series B		4.00%		08/01/15	150,000	153,248

GO Bonds Fiscal 2012 Series E		5.00%		08/01/15	150,000	154,043

GO Bonds Fiscal 2012 Series F		3.00%		08/01/15	250,000	253,920

GO Bonds Fiscal 2012 Series F		5.00%		08/01/15	710,000	729,495

GO Bonds Fiscal 2012 Series H		3.00%		08/01/15	350,000	355,476

GO Bonds Fiscal 2012 Series I		5.00%		08/01/15	2,475,000	2,544,226

GO Bonds Fiscal 2013 Series A1		5.00%		10/01/15	750,000	777,018

GO Bonds Fiscal 2013 Series B		3.00%		08/01/15	200,000	203,186

GO Bonds Fiscal 2013 Series D		4.00%		08/01/15	300,000	306,570

GO Bonds Fiscal 2013 Series E		3.00%		08/01/15	600,000	609,797

GO Bonds Fiscal 2013 Series E		5.00%		08/01/15	2,825,000	2,904,585

GO Bonds Fiscal 2013 Series G		2.00%		08/01/15	125,000	126,275

GO Bonds Fiscal 2014 Series B		5.00%		08/01/15	1,000,000	1,027,616

New York City Municipal Water Finance Auth
CP Series 1		0.06%		03/05/15	8,700,000	8,700,000

CP Series 1		0.07%		04/06/15	8,000,000	8,000,000

Water & Sewer System RB Fiscal 2009 Series EE		5.00%		06/15/15	100,000	102,146

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1		5.00%		07/15/15	125,000	128,162

Building Aid RB Fiscal 2007 Series S2		5.00%		01/15/15	130,000	130,234

Building Aid RB Fiscal 2008 Series S1		3.50%		01/15/15	100,000	100,123

Building Aid RB Fiscal 2008 Series S1		5.00%		01/15/15	325,000	325,592

Building Aid RB Fiscal 2009 Series S2		5.00%		07/15/15	260,000	266,599

Building Aid RB Fiscal 2009 Series S4 (LIQ: Wells Fargo & Co)	a,b	0.14%		07/09/15	16,435,000	16,435,000

Building Aid RB Fiscal 2011 Series S1A		4.00%		07/15/15	575,000	586,713

Building Aid RB Fiscal 2011S1A		3.00%		07/15/15	100,000	101,481

Building Aid RB Fiscal 2012S1A		2.00%		07/15/15	200,000	201,893

Building Aid Revenue Bonds Fiscal 2009 Series S1		4.00%		07/15/15	300,000	306,063

Future Tax Secured Bonds Fiscal 2007 Series C1 (ESCROW)		5.00%		11/01/15	3,040,000	3,160,819

Future Tax Secured Bonds Fiscal 2012 Series E1		4.00%		02/01/15	100,000	100,313

Future Tax Secured Refunding Bonds Fiscal 2006 Series A1		5.00%		11/01/15	1,015,000	1,055,550

Future Tax Secured Refunding Sub Bonds Fiscal 2003 Series A1		5.00%		11/01/15	370,000	384,373

Future Tax Secured Refunding Sub Bonds Fiscal 2005 Series A2		5.00%		11/01/15	675,000	701,632

Future Tax Secured Sub Bonds Fiscal 2007 Series A1		3.63%		08/01/15	250,000	254,911

Future Tax Secured Sub Bonds Fiscal 2007 Series A1		5.00%		08/01/15	200,000	205,513

Future Tax Secured Sub Bonds Fiscal 2007 Series B		5.00%		11/01/15	120,000	124,683

Future Tax Secured Sub Bonds Fiscal 2010 Series A1		3.00%		05/01/15	170,000	171,546

Future Tax Secured Sub Bonds Fiscal 2010 Series C1		4.00%		08/01/15	175,000	178,805

Future Tax Secured Sub Bonds Fiscal 2011 Series A3		4.00%		08/01/15	245,000	250,327

Future Tax Secured Sub Bonds Fiscal 2011 Series D1		5.00%		02/01/15	300,000	301,185

Future Tax Secured Sub Bonds Fiscal 2011 Series E		5.00%		11/01/15	125,000	129,816

Future Tax Secured Sub Bonds Fiscal 2012 Series A		5.00%		11/01/15	325,000	337,805

Future Tax Secured Sub Bonds Fiscal 2012 Series F1		1.50%		05/01/15	100,000	100,399

Future Tax Secured Sub Bonds Fiscal 2012 Series F1		2.00%		05/01/15	120,000	120,695

Future Tax Secured Sub Bonds Fiscal 2012 Series F1		5.00%		05/01/15	100,000	101,568

Future Tax Secured Sub Bonds Fiscal 2013 Series A1		4.00%		08/01/15	400,000	408,736

Future Tax Secured Sub Bonds Fiscal 2013 Series B		5.00%		11/01/15	165,000	171,467

Future Tax Secured Sub Bonds Fiscal 2013 Series F1		3.00%		02/01/15	200,000	200,460

18 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Future Tax Secured Sub Bonds Fiscal 2013 Series H		4.00%		11/01/15	560,000	577,587

Future Tax Secured Sub Secured Bonds Fiscal 2010 Series C1		3.00%		08/01/15	250,000	253,968

Recovery Bonds Fiscal 2003 Series 3B1		4.00%		11/01/15	100,000	103,099

New York State
GO Bonds Series 2008A		4.00%		03/01/15	400,000	402,439

GO Bonds Series 2009A		5.00%		02/15/15	250,000	251,460

GO Bonds Series 2013A		3.00%		03/01/15	100,000	100,453

Refunding GO Bonds Series 2009C		3.00%		02/01/15	135,000	135,313

New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009A		4.00%		07/01/15	195,000	198,603

Consolidated Service Contract Refunding RB Series 2009A		5.00%		07/01/15	525,000	537,445

CP (Cornell Univ)		0.09%		03/03/15	5,750,000	5,750,000

CP (Cornell Univ)		0.10%		05/05/15	11,140,000	11,140,000

Hospital Refunding RB (The Bronx-Lebanon Hospital Center) Series 2006		4.00%		02/15/15	515,000	517,317

Mental Health Services Facilities Improvement RB Series 2007C		4.00%		08/15/15	100,000	102,308

Mental Health Services Facilities RB Series 2005C1		5.00%		02/15/15	400,000	402,317

Mental Health Services Facilities RB Series 2005D1		5.00%		02/15/15	1,355,000	1,363,034

Mental Health Services Facilities RB Series 2005E		4.00%		02/15/15	140,000	140,642

Mental Health Services Facilities RB Series 2005F		4.00%		02/15/15	100,000	100,452

Mental Health Services Facilities RB Series 2007B		5.00%		02/15/15	200,000	201,155

Mental Health Services Facilities RB Series 2007D		5.00%		02/15/15	620,000	623,575

Mental Health Services Facilities RB Series 2008F		5.00%		02/15/15	470,000	472,725

Mental Health Services Facilities RB Series 2009A1		5.00%		02/15/15	1,030,000	1,035,973

Mental Health Services Facilities RB Series 2010A		5.00%		02/15/15	1,795,000	1,805,658

Mental Health Services Facilities RB Series 2010A		5.00%		08/15/15	2,230,000	2,296,143

RB (Columbia Univ) Series 2006A		5.00%		07/01/15	595,000	609,202

RB (Cornell Univ) Series 2006A		4.25%		07/01/15	100,000	101,990

RB (New York Univ) 2001 Series 1		5.50%		07/01/15	1,205,000	1,236,746

RB (New York Univ) Series 2008A		4.00%		07/01/15	200,000	203,701

RB (New York Univ) Series 2008C		4.00%		07/01/15	975,000	993,421

RB (NYU) Series 2009A		4.00%		07/01/15	300,000	305,587

RB (NYU) Series 2009A (LIQ: Wells Fargo & Co)	a,b	0.15%		07/09/15	18,500,000	18,500,000

RB (NYU) Series 2012A		5.00%		07/01/15	1,850,000	1,894,098

RB (St. Luke’s-Roosevelt Hospital Center) Series 2005 (ESCROW)		4.90%		08/15/15	9,185,000	9,447,754

RB (Univ of New York) Series 1998A		5.75%		07/01/15	1,280,000	1,315,380

RB Series 2009A (Cornell Univ)		5.00%		07/01/15	125,000	127,957

State Personal Income Tax RB Series 2005D		5.00%		03/15/15	990,000	999,408

State Personal Income Tax RB Series 2005F		4.00%		03/15/15	250,000	251,885

State Personal Income Tax RB Series 2005F		5.00%		03/15/15	250,000	252,390

State Personal Income Tax RB Series 2006D		5.00%		03/15/15	265,000	267,543

State Personal Income Tax RB Series 2007C		5.00%		03/15/15	960,000	969,174

State Personal Income Tax RB Series 2008A		4.00%		03/15/15	100,000	100,752

State Personal Income Tax RB Series 2008B		3.50%		03/15/15	100,000	100,640

State Personal Income Tax RB Series 2009A		5.00%		02/15/15	490,000	492,841

State Personal Income Tax RB Series 2009A		4.00%		12/15/15	200,000	206,936

State Personal Income Tax RB Series 2009D		5.00%		06/15/15	220,000	224,731

State Personal Income Tax RB Series 2009G		5.00%		03/15/15	475,000	479,504

See financial notes 19

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Personal Income Tax RB Series 2010A		5.00%		02/15/15	115,000	115,666

State Personal Income Tax RB Series 2010E		5.00%		02/15/15	1,375,000	1,383,031

State Personal Income Tax RB Series 2011C		4.00%		03/15/15	625,000	629,776

State Personal Income Tax RB Series 2011E		5.00%		08/15/15	700,000	720,837

State Personal Income Tax RB Series 2012D		3.00%		02/15/15	125,000	125,418

New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2002K		5.50%		06/15/15	575,000	588,680

Clean Water & Drinking Water Revolving Funds RB Series 2007A		4.50%		06/15/15	100,000	101,915

Clean Water & Drinking Water Revolving Funds RB Series 2008A		3.25%		06/15/15	410,000	415,585

Clean Water & Drinking Water Revolving Funds Sub RB Series 2006B		5.50%		06/15/15	555,000	568,194

Clean Water & Drinking Water Revolving Funds Sub RB Series 2007B		5.00%		06/15/15	100,000	102,153

Clean Water & Drinking Water Revolving Funds Sub RB Series 2007C		5.00%		06/15/15	205,000	209,398

Clean Water & Drinking Water Revolving Funds Sub RB Series 2009A		5.00%		06/15/15	365,000	372,866

Clean Water & Drinking Water Revolving Funds Sub RB Series 2011B		5.00%		06/15/15	100,000	102,150

Clean Water & Drinking Water Revolving Funds Sub RB Series 2012A		4.00%		06/15/15	390,000	396,596

Clean Water & Drinking Water Revolving Funds Sub RB Series 2013A		5.00%		06/15/15	575,000	587,532

Clean Water & Drinking Water Revolving Funds Sub RB Series 2014A		5.00%		06/15/15	700,000	715,229

State Clean Water & Drinking Water Revolving Funds RB Series 2012D		3.00%		06/15/15	760,000	769,749

State Clean Water & Drinking Water Sub Revolving Funds RB Series 2008B		5.00%		06/15/15	250,000	255,399

State Clean Water & Drinking Water Sub SRF RB Series 2010A		5.00%		06/15/15	605,000	618,274

State Personal Income Tax RB Series 2006A		5.00%		12/15/15	200,000	208,966

State Revolving Funds RB Series 2012E		3.00%		05/15/15	220,000	222,237

New York State HFA
Consolidated Service Contract Refunding RB Series 2011A		5.00%		09/15/15	1,650,000	1,702,737

State Personal Income Tax RB Series 2007C		5.00%		09/15/15	360,000	371,789

New York State Local Government Assistance Corp
Sr Lien Refunding Bonds Series 2007A		5.00%		04/01/15	425,000	429,994

Sr Lien Refunding Bonds Series 2008A		5.00%		04/01/15	275,000	278,223

Sr Lien Refunding Bonds Series 2008C		5.00%		04/01/15	270,000	273,154

Sub Lien Refunding Bonds Series 2010B		5.00%		04/01/15	520,000	526,110

Sub Lien Refunding Bonds Series 2012A		5.00%		04/01/15	1,030,000	1,042,277

New York State Power Auth
CP Series 1&2		0.06%		01/08/15	20,000,000	20,000,000

CP Series 1&2		0.06%		01/12/15	10,000,000	10,000,000

CP Series 1&2		0.07%		01/13/15	2,200,000	2,200,000

CP Series 1&2		0.06%		01/14/15	50,110,000	50,110,000

CP Series 1&2		0.07%		01/14/15	10,000,000	10,000,000

CP Series 1&2		0.09%		01/14/15	5,000,000	5,000,000

RB Series 2007C		5.00%		11/15/15	370,000	385,163

New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2007		4.50%		04/01/15	445,000	449,687

20 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Local Highway & Bridge Service Contract Bonds Series 2008		3.20%		04/01/15	350,000	352,546

Local Highway & Bridge Service Contract Bonds Series 2009		3.50%		04/01/15	100,000	100,800

Local Highway & Bridge Service Contract Bonds Series 2009		5.00%		04/01/15	250,000	252,906

Local Highway & Bridge Service Contract Bonds Series 2012A		4.00%		04/01/15	3,900,000	3,937,114

Second General Highway & Bridge Trust Fund Bonds Series 2005A		5.25%		04/01/15	1,125,000	1,138,965

Second General Highway & Bridge Trust Fund Bonds Series 2005B		5.00%		04/01/15	9,555,000	9,668,611

Second General Highway & Bridge Trust Fund Bonds Series 2006A		4.13%		04/01/15	125,000	126,209

Second General Highway & Bridge Trust Fund Bonds Series 2006A		5.00%		04/01/15	150,000	151,750

Second General Highway & Bridge Trust Fund Bonds Series 2008A		5.00%		04/01/15	435,000	440,117

Second General Highway & Bridge Trust Fund Bonds Series 2008B		3.40%		04/01/15	335,000	337,591

Second General Highway & Bridge Trust Fund Bonds Series 2008B		5.00%		04/01/15	1,735,000	1,755,405

Second General Highway & Bridge Trust Fund Bonds Series 2009A1		4.50%		04/01/15	225,000	227,375

Second General Highway & Bridge Trust Fund Bonds Series 2009B		5.00%		04/01/15	125,000	126,471

Second General Highway & Bridge Trust Fund Bonds Series 2010A		5.00%		04/01/15	150,000	151,746

Second General Highway & Bridge Trust Fund Bonds Series 2012A		5.00%		04/01/15	2,430,000	2,458,645

Second General Highway & Bridge Trust Fund Refunding Bonds Series 2011A2		4.00%		04/01/15	100,000	100,928

Second General Highway & Bridge Trust Funds Bonds Series 2007B		5.00%		04/01/15	2,255,000	2,282,052

State Personal Income Tax RB Series 2004A		3.50%		03/15/15	100,000	100,650

State Personal Income Tax RB Series 2005A		5.00%		03/15/15	715,000	721,840

State Personal Income Tax RB Series 2006A		3.88%		03/15/15	100,000	100,731

State Personal Income Tax RB Series 2006A		4.25%		03/15/15	150,000	151,221

State Personal Income Tax RB Series 2007A		5.00%		03/15/15	100,000	100,951

State Personal Income Tax RB Series 2008A		4.00%		03/15/15	100,000	100,755

State Personal Income Tax RB Series 2008A		5.00%		03/15/15	185,000	186,759

State Personal Income Tax RB Series 2010A		4.00%		03/15/15	260,000	261,937

State Personal Income Tax RB Series 2011A		3.00%		03/15/15	175,000	175,967

State Personal Income Tax RB Series 2011A		5.00%		03/15/15	1,500,000	1,514,533

State Personal Income Tax RB Series 2012A		2.00%		03/15/15	150,000	150,522

State Personal Income Tax RB Series 2012A		4.00%		03/15/15	150,000	151,116

State Personal Income Tax Refunding RB Series 2007A		5.00%		03/15/15	320,000	323,042

New York State Urban Development Corp
Service Contract Refunding RB Series 2005A		5.00%		01/01/15	610,000	610,000

Service Contract Refunding RB Series 2007A		5.00%		01/01/15	2,760,000	2,760,000

Service Contract Refunding RB Series 2008D		4.50%		01/01/15	100,000	100,000

Service Contract Refunding RB Series 2008D		5.00%		01/01/15	3,255,000	3,255,000

Service Contract Refunding RB Series 2008D		5.00%		01/01/16	2,545,000	2,665,300

Service Contract Refunding RB Series 2010A2		5.00%		01/01/15	430,000	430,000

Service Contract Refunding RB Series 2010B		5.00%		01/01/16	10,000,000	10,478,160

State Personal Income Tax RB Series 2005B		4.00%		03/15/15	100,000	100,739

State Personal Income Tax RB Series 2007B		4.00%		03/15/15	100,000	100,742

State Personal Income Tax RB Series 2009A1		5.00%		12/15/15	150,000	156,753

State Personal Income Tax RB Series 2009C		5.00%		12/15/15	1,625,000	1,698,931

State Personal Income Tax RB Series 2011A		5.00%		03/15/15	110,000	111,032

North Hempstead
BAN 2014A		0.35%		04/08/15	2,395,000	2,395,567

BAN 2014B		1.00%		04/08/15	1,015,000	1,016,745

See financial notes 21

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
North Syracuse CSD
GO BAN 2014		0.75%		08/14/15	4,899,020	4,914,525

GO SD Refunding Bonds Series 2012		3.00%		06/15/15	525,000	531,453

North Tonawanda SD
School Construction BAN 2014		1.00%		09/17/15	10,385,000	10,438,278

Owego Apalachin CSD
BAN Series 2014		1.50%		08/21/15	9,400,000	9,465,424

Port Auth of New York & New Jersey
Consolidated Bonds Series 154		5.00%		09/01/15	170,000	175,362

Consolidated Bonds Series 180		3.00%		06/01/15	300,000	303,469

CP Series B		0.06%		02/03/15	5,005,000	5,005,000

CP Series B		0.08%		04/07/15	6,000,000	6,000,000

CP Series B		0.08%		05/05/15	3,500,000	3,500,000

Sayville UFSD
TAN Series 2014		0.75%		06/25/15	12,000,000	12,033,618

Schenectady City SD
BAN 2014A		1.00%		05/22/15	5,060,264	5,073,302

BAN 2014B		1.00%		07/02/15	6,877,536	6,901,435

Schenectady Cnty
BAN 2014		0.50%		02/18/15	38,000,000	38,016,691

South Country CSD at Brookhaven
TAN 2014-2015		1.25%		06/25/15	3,000,000	3,015,324

Tonawanda
BAN Series 2014		0.75%		09/03/15	5,000,000	5,018,895

Triborough Bridge & Tunnel Auth
General RB (MTA Bridges & Tunnels) Series 2008C		5.00%		11/15/15	200,000	208,203

General RB Series 2008A		5.00%		11/15/15	200,000	208,068

General RB Series 2010A1		5.00%		11/15/15	3,800,000	3,959,052

General RB Series 2013C		3.00%		11/15/15	1,460,000	1,495,773

General Refunding RB Series 2002B		5.25%		11/15/15	2,470,000	2,578,734

General Refunding RB Series 2011A		5.00%		01/01/15	4,475,000	4,475,000

General Revenue BAN Series 2014A		5.00%		05/15/15	10,000,000	10,178,957

Sub RB (MTA Bridges & Tunnels) Series 2008D		5.00%		11/15/15	175,000	182,073

Sub RB Series 2003A		5.25%		11/15/15	1,160,000	1,209,816

Vestal
BAN 2014		0.50%		05/15/15	9,440,000	9,448,283

West Seneca
BAN 2014		1.00%		07/30/15	5,000,000	5,024,538

William Floyd UFSD
GO Refunding Bonds 2013		3.00%		06/15/15	1,270,000	1,285,928

Total Fixed-Rate Securities
(Cost $661,434,609)						661,434,609

Variable-Rate Securities 67.8% of net assets

New York 67.8%
Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC Bank USA)		0.10%		01/07/15	5,520,000	5,520,000

Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: Manufacturers & Traders Trust Co)		0.09%		01/07/15	3,375,000	3,375,000

22 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.04%		01/07/15	10,000,000	10,000,000

RB (Shaker Pointe at Carondelet) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.04%		01/07/15	12,000,000	12,000,000

East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.09%		01/07/15	13,450,000	13,450,000

Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC Bank USA)		0.04%		01/07/15	4,265,000	4,265,000

Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: Manufacturers & Traders Trust Co)		0.09%		01/07/15	8,935,000	8,935,000

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2002B1 (LOC: State Street Bank & Trust Company, NA)		0.03%		01/07/15	6,525,000	6,525,000

Dedicated Tax Fund Bonds Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	8,055,000	8,055,000

Dedicated Tax Fund Bonds Series 2006B (LIQ: Citibank, NA)	a	0.05%		01/07/15	5,000,000	5,000,000

Dedicated Tax Fund Bonds Series 2006B (LIQ: Citibank, NA)	a	0.06%		01/07/15	8,000,000	8,000,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Citibank, NA)	a	0.05%		01/07/15	8,000,000	8,000,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	6,665,000	6,665,000

Transportation RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		01/07/15	12,545,000	12,545,000

Transportation RB Series 2005B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.06%		01/07/15	4,995,000	4,995,000

Transportation RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		01/07/15	29,500,000	29,500,000

Monroe Cnty IDA
Civic Facility RB Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.14%		01/07/15	1,360,000	1,360,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008A (LIQ: TD Bank NA)		0.02%		01/07/15	1,200,000	1,200,000

Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.02%		01/07/15	1,300,000	1,300,000

Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)		0.03%		01/07/15	15,705,000	15,705,000

New York City
GO Bonds Fiscal 1993 Series E2 (LOC: JPMorgan Chase Bank, NA)		0.03%		01/02/15	3,000,000	3,000,000

GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.04%		01/07/15	3,300,000	3,300,000

GO Bonds Fiscal 2005 Series C3 (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	8,700,000	8,700,000

GO Bonds Fiscal 2005 Series J (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	2,610,000	2,610,000

GO Bonds Fiscal 2006 Series F4A (LOC: Sumitomo Mitsui Banking Corp)		0.04%		01/07/15	2,500,000	2,500,000

GO Bonds Fiscal 2006 Series I4 (LOC: California Public Employees’ Retirement System)		0.02%		01/02/15	8,390,000	8,390,000

GO Bonds Fiscal 2006 Series I8 (LIQ: State Street Bank & Trust Company, NA)		0.03%		01/02/15	15,300,000	15,300,000

GO Bonds Fiscal 2008 Series D4 (LIQ: Bank of Montreal)		0.05%		01/07/15	5,450,000	5,450,000

See financial notes 23

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2008 Series E (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	18,695,000	18,695,000

GO Bonds Fiscal 2008 Series L1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	6,660,000	6,660,000

GO Bonds Fiscal 2009 Series J1 (LIQ: Citibank, NA)	a	0.04%		01/07/15	23,225,000	23,225,000

GO Bonds Fiscal 2010 Series E (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	3,445,000	3,445,000

GO Bonds Fiscal 2012 Series D1 (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	2,500,000	2,500,000

GO Bonds Fiscal 2012 Series G6 (LOC: Mizuho Bank Ltd)		0.01%		01/02/15	650,000	650,000

GO Bonds Fiscal 2013 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	3,750,000	3,750,000

GO Bonds Fiscal 2013 Series A5 (LOC: Sumitomo Mitsui Banking Corp)		0.03%		01/07/15	6,245,000	6,245,000

GO Bonds Fiscal 2013 Series D&E (LIQ: Citibank, NA)	a	0.04%		01/07/15	13,500,000	13,500,000

GO Bonds Fiscal 2013 Series F1 (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	7,300,000	7,300,000

GO Bonds Fiscal 2014 Series A1 (LIQ: Citibank, NA)	a	0.04%		01/07/15	8,000,000	8,000,000

GO Bonds Fiscal 2014 Series D4 (LOC: TD Bank NA)		0.02%		01/02/15	6,380,000	6,380,000

GO Bonds Fiscal 2014 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	2,635,000	2,635,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	8,000,000	8,000,000

M/F Housing RB Series 2013E2 (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/07/15	32,670,000	32,670,000

M/F Housing RB Series 2013E3 (LIQ: Wells Fargo Bank, NA)		0.04%		01/07/15	19,520,000	19,520,000

M/F Housing RB Series 2014C2 (LIQ: Wells Fargo Bank, NA)		0.04%		01/07/15	14,000,000	14,000,000

M/F Housing RB Series 2014C3 (LIQ: TD Bank NA)		0.03%		01/07/15	3,800,000	3,800,000

M/F Mortgage RB (461 Dean St) Series 2012A (LOC: Bank of New York Mellon)		0.03%		01/07/15	2,600,000	2,600,000

M/F Mortgage RB (50th Ave) Series 2014A (LOC: Wells Fargo Bank, NA)		0.01%		01/07/15	5,000,000	5,000,000

M/F Mortgage RB (Sons of Italy Apts) Series 2008A (LOC: Mizuho Bank Ltd)		0.06%		01/07/15	6,070,000	6,070,000

M/F Rental Housing RB (1133 Manhattan Ave) Series 2012A (LOC: Freddie Mac)		0.03%		01/07/15	12,670,000	12,670,000

New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School) Series 2002 (LOC: Federal Home Loan Bank)		0.04%		01/07/15	14,515,000	14,515,000

New York City Municipal Water Finance Auth
Water & Sewer System Fiscal 2015 Series BB3 (LIQ: Sumitomo Mitsui Banking Corp)		0.04%		01/07/15	8,085,000	8,085,000

Water & Sewer System Fiscal 2015 Series BB4 (LIQ: Wells Fargo Bank, NA)		0.01%		01/02/15	700,000	700,000

Water & Sewer System RB Fiscal 2005 Series D (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	2,905,000	2,905,000

Water & Sewer System RB Fiscal 2007 Series A (LIQ: Bank of America, NA)	a	0.04%		01/07/15	11,500,000	11,500,000

Water & Sewer System RB Fiscal 2007 Series CC2 (LIQ: Bank of Nova Scotia)		0.03%		01/02/15	1,260,000	1,260,000

Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.04%		01/07/15	15,360,000	15,360,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.06%		01/07/15	8,125,000	8,125,000

Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2011 Series HH (LIQ: Deutsche Bank AG)	a	0.07%		01/07/15	14,700,000	14,700,000

24 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water & Sewer System RB Fiscal 2012 Series BB (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	10,515,000	10,515,000

Water & Sewer System RB Fiscal 2013 Series AA2 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		01/07/15	24,950,000	24,950,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Barclays Bank Plc)	a	0.05%		01/07/15	11,330,000	11,330,000

Water & Sewer System Second General Resolution RB Fiscal 2011 Series EE (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	6,175,000	6,175,000

Water & Sewer System Second General Resolution RB Fiscal 2012 Series BB (LIQ: Barclays Bank Plc)	a	0.05%		01/07/15	2,000,000	2,000,000

Water & Sewer System Second General Resolution RB Fiscal 2012 Series FF (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	19,640,000	19,640,000

Water & Sewer System Second General Resolution RB Fiscal 2014 Series DD (LIQ: Barclays Bank Plc)	a	0.05%		01/07/15	2,000,000	2,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.05%		01/07/15	8,850,000	8,850,000

Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.05%		01/07/15	6,000,000	6,000,000

Building Aid RB Fiscal 2009 Series S3 (LIQ: Deutsche Bank AG)	a	0.14%		01/07/15	9,590,000	9,590,000

Future Tax Secured Sub Bonds Fiscal 2007 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	3,495,000	3,495,000

Future Tax Secured Sub Bonds Fiscal 2007 Series C1 (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	6,000,000	6,000,000

Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	11,000,000	11,000,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	3,750,000	3,750,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	4,835,000	4,835,000

Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	10,900,000	10,900,000

Future Tax Secured Sub Bonds Fiscal 2013 Series F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	3,240,000	3,240,000

Future Tax Secured Sub Bonds Fiscal 2013 Series I (LIQ: Citibank, NA)	a	0.04%		01/07/15	6,200,000	6,200,000

Future Tax Secured Sub Bonds Fiscal 2014 Series A1 (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	2,890,000	2,890,000

Future Tax Secured Sub Bonds Fiscal 2015 Series A1 (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	2,000,000	2,000,000

New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1		0.05%	01/01/15	08/28/15	17,225,000	17,225,000

Refunding RB (American Museum of Natural History) Series 2014B2		0.05%	01/01/15	06/05/15	13,000,000	13,000,000

New York Convention Center Development Corp
RB Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.04%		01/07/15	20,900,000	20,900,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		01/07/15	6,015,000	6,015,000

New York State
GO Bonds Series 2013A (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	1,700,000	1,700,000

New York State Dormitory Auth
Insured RB (St. John’s Univ) Series 2007C (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	26,020,000	26,020,000

See financial notes 25

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Columbia Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.04%		01/07/15	6,000,000	6,000,000

RB (Catholic Health) Series 2006B (LOC: HSBC Bank USA)		0.04%		01/07/15	7,710,000	7,710,000

RB (Columbia Univ) Series 2006A (LIQ: Citibank, NA)	a	0.05%		01/07/15	8,535,000	8,535,000

RB (Cornell Univ) Series 2000B (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/07/15	6,800,000	6,800,000

RB (Cornell Univ) Series 2006A (LIQ: Bank of America, NA)	a	0.07%		01/07/15	9,865,000	9,865,000

RB (Culinary Institute of America) Series 2004C (LOC: TD Bank NA)		0.04%		01/07/15	12,800,000	12,800,000

RB (Culinary Institute of America) Series 2004D (LOC: TD Bank NA)		0.04%		01/07/15	5,600,000	5,600,000

RB (Culinary Institute of America) Series 2006 (LOC: TD Bank NA)		0.04%		01/07/15	3,225,000	3,225,000

RB (NYU) Series 2009A (LIQ: Citibank, NA)	a	0.05%		01/07/15	9,900,000	9,900,000

RB (Royal Charter Properties-East) Series 2006A (LOC: Fannie Mae)		0.02%		01/07/15	36,000,000	36,000,000

RB (Univ of Rochester) Series 2003C (LOC: JPMorgan Chase Bank, NA)		0.03%		01/07/15	9,400,000	9,400,000

State Personal Income Tax RB Series 2006C (LIQ: Citibank, NA)	a	0.05%		01/07/15	25,500,000	25,500,000

State Personal Income Tax RB Series 2010F (LIQ: Bank of America, NA)	a	0.07%		01/07/15	5,000,000	5,000,000

State Personal Income Tax RB Series 2011A (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	5,935,000	5,935,000

State Personal Income Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	2,000,000	2,000,000

State Personal Income Tax RB Series 2014C (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	8,000,000	8,000,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A1 (LOC: Mizuho Bank Ltd)		0.03%		01/07/15	29,500,000	29,500,000

New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	6,600,000	6,600,000

Clean Water & Drinking Water Revolving Funds Sub RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	2,500,000	2,500,000

New York State HFA
Housing (Navy Pier Court) RB Series 2014A (LOC: PNC Bank NA)		0.02%		01/07/15	13,400,000	13,400,000

Housing RB (10 Liberty St) Series 2003A (LOC: Freddie Mac)		0.02%		01/07/15	8,300,000	8,300,000

Housing RB (100 Maiden Lane) Series 2004A (LOC: Fannie Mae)		0.03%		01/07/15	38,175,000	38,175,000

Housing RB (160 Madison Ave) Series 2013A (LOC: PNC Bank NA)		0.01%		01/02/15	2,100,000	2,100,000

Housing RB (175 West 60th St) Series 2014A1 (LOC: Manufacturers & Traders Trust Co)		0.01%		01/07/15	9,500,000	9,500,000

Housing RB (33 Bond St) Series 2014A (LOC: Manufacturers & Traders Trust Co)		0.02%		01/07/15	6,750,000	6,750,000

Housing RB (388 Bridge St) Series 2012A (LOC: Manufacturers & Traders Trust Co)		0.04%		01/07/15	34,660,000	34,660,000

Housing RB (625 W 57th St) Series 2014A (LOC: Bank of New York Mellon)		0.01%		01/07/15	5,600,000	5,600,000

Housing RB (855 Sixth Ave) Series 2013A (LOC: Wells Fargo Bank, NA)		0.02%		01/07/15	10,000,000	10,000,000

Housing RB (BAM South Housing) Series 2014A (LOC: JPMorgan Chase Bank, NA)		0.02%		01/07/15	15,250,000	15,250,000

Housing RB (Maestro West Chelsea) Series 2014A (LOC: Wells Fargo Bank, NA)		0.03%		01/07/15	8,000,000	8,000,000

26 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Housing RB (North End Ave) Series 2004A (LOC: Fannie Mae)		0.02%		01/07/15	2,300,000	2,300,000

Housing RB (Related 205 E 92nd St) Series 2014A (LOC: Wells Fargo Bank, NA)		0.02%		01/07/15	5,000,000	5,000,000

Housing RB (Related-42nd & 10th) Series 2010A (LOC: Freddie Mac)		0.01%		01/07/15	12,650,000	12,650,000

Housing RB (Shore Hill) Series 2008A (LOC: Freddie Mac)		0.02%		01/07/15	19,500,000	19,500,000

New York State Thruway Auth
General RB Series H (GTY/LIQ: US Bank, NA)	a	0.04%		01/07/15	19,305,000	19,305,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/07/15	9,700,000	9,700,000

State Personal Income Tax RB Series 2007B (LIQ: Barclays Bank Plc)	a	0.05%		01/07/15	6,500,000	6,500,000

State Personal Income Tax RB Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	4,995,000	4,995,000

State Personal Income Tax RB Series 2009B1 (LIQ: Deutsche Bank AG)	a	0.06%		01/07/15	5,000,000	5,000,000

State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	7,700,000	7,700,000

State Personal Income Tax RB Series 2013C (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	2,760,000	2,760,000

State Personal Income Tax RB Series 2014A (LIQ: JP Morgan Securities, LLC)	a	0.03%		01/02/15	3,000,000	3,000,000

Onondaga Cnty Trust for Cultural Resources
RB (Syracuse Univ) Series 2010A (LOC: Wells Fargo Bank, NA)		0.01%		01/07/15	3,145,000	3,145,000

Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	750,000	750,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.05%		01/07/15	5,540,000	5,540,000

Consolidated Bonds 148th Series (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	13,000,000	13,000,000

Consolidated Bonds 179th Series (LIQ: Citibank, NA)	a	0.05%		01/07/15	2,580,000	2,580,000

Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: Manufacturers & Traders Trust Co)		0.14%		01/07/15	7,665,000	7,665,000

Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	3,140,000	3,140,000

Suffolk County IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMorgan Chase Bank, NA)		0.05%		01/07/15	3,695,000	3,695,000

Syracuse IDA
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC Bank USA)		0.03%		01/07/15	7,495,000	7,495,000

Triborough Bridge & Tunnel Auth
General RB Series 2003B2 (LOC: Cal St Teachers Retirement Sys)		0.03%		01/07/15	9,520,000	9,520,000

General RB Series 2008C (LIQ: Bank of America, NA)	a	0.09%		01/07/15	3,000,000	3,000,000

General RB Series 2009A2 (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	6,500,000	6,500,000

General RB Series 2013C (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	6,665,000	6,665,000

Sub RB (MTA Bridge & Tunnels) Series 2000ABCD2		0.21%	01/01/15	01/01/16	28,300,000	28,330,883

Sub Refunding RB (MTA Bridges & Tunnels) Series 2000ABCD1		0.05%		01/01/15	19,150,000	19,150,000

Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	3,355,000	3,355,000

See financial notes 27

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Restructuring Bonds Series 2013TE17 (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	2,500,000	2,500,000

Restructuring Bonds Series 2013TE17 (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	6,650,000	6,650,000

Restructuring Bonds Series 2013TE17 (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	21,665,000	21,665,000

Total Variable-Rate Securities
(Cost $1,352,985,883)						1,352,985,883

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $2,014,420,492.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $686,085,000 or 34.4% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $34,935,000 or 1.8% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

At December 31, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

28 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments, at cost and value (Note 2a)		$2,014,420,492
Cash		3,098
Receivables:
Interest		3,717,931
Prepaid expenses	+	14,532

Total assets		2,018,156,053

Liabilities

Payables:
Investments bought		23,530,618
Investment adviser and administrator fees		24,707
Fund shares redeemed		111,716
Distributions to shareholders		3,023
Accrued expenses	+	48,070

Total liabilities		23,718,134

Net Assets

Total assets		2,018,156,053
Total liabilities	−	23,718,134

Net assets		$1,994,437,919

Net Assets by Source
Capital received from investors		1,994,437,919

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$1,757,718,750		1,755,974,164		$1.00
Value Advantage Shares	$236,719,169		236,484,572		$1.00

See financial notes 29

 Schwab New York AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Interest		$1,904,682

Expenses

Investment adviser and administrator fees		6,471,991
Shareholder service fees:
Sweep Shares		5,863,431
Value Advantage Shares		557,659
Portfolio accounting fees		139,884
Shareholder reports		61,827
Registration fees		46,147
Professional fees		45,987
Custodian fees		44,612
Transfer agent fees		41,333
Independent trustees’ fees		31,578
Interest expense		386
Other expenses	+	38,504

Total expenses		13,343,339
Expense reduction by CSIM and its affiliates	−	11,631,333

Net expenses	−	1,712,006

Net investment income		192,676

Realized Gains (Losses)

Net realized gains on investments		510,620

Increase in net assets resulting from operations		$703,296

30 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$192,676	$197,592
Net realized gains	+	510,620	325,753

Increase in net assets from operations		703,296	523,345

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(167,354)	(168,194)
Value Advantage Shares	+	(25,322)	(29,398)

Total distributions from net investment income		(192,676)	(197,592)

Distributions from net realized gains
Sweep Shares		(198,594)	(120,667)
Value Advantage Shares	+	(26,758)	(19,022)

Total distributions from net realized gains		(225,352)	(139,689)

Total distributions		(418,028)	(337,281)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		4,345,941,677	4,583,467,809
Value Advantage Shares	+	44,816,106	50,537,344

Total shares sold		4,390,757,783	4,634,005,153

Shares Reinvested
Sweep Shares		362,259	283,683
Value Advantage Shares	+	48,221	44,432

Total shares reinvested		410,480	328,115

Shares Redeemed
Sweep Shares		(4,280,963,305)	(4,685,158,654)
Value Advantage Shares	+	(74,741,139)	(102,866,259)

Total shares redeemed		(4,355,704,444)	(4,788,024,913)

Net transactions in fund shares		35,463,819	(153,691,645)

Net Assets

Beginning of period		1,958,688,832	2,112,194,413
Total increase or decrease	+	35,749,087	(153,505,581)

End of period		$1,994,437,919	$1,958,688,832

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 31

Schwab New Jersey AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.02		0.01		0.01		0.02		0.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[2]	0.15	[2]	0.21	[2]	0.26	[2]	0.33	[2]
Gross operating expenses	0.74		0.74		0.74		0.74		0.73
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	607		622		635		596		635

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)

32 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

33.2%	Fixed-Rate Securities	202,065,667	202,065,667
66.1%	Variable-Rate Securities	401,330,000	401,330,000

99.3%	Total Investments	603,395,667	603,395,667
0.7%	Other Assets and Liabilities, Net		4,069,655

100.0%	Net Assets		607,465,322

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 33.2% of net assets

New Jersey 31.1%
Bergen Cnty
BAN		1.25%		12/23/15	940,000	949,883

Bergenfield Borough
BAN		0.75%		03/02/15	7,506,000	7,512,410

Burlington Cnty Bridge Commission
Bridge System RB Series 2013		3.00%		10/01/15	450,000	459,133

Edgewater
GO Notes		1.00%		07/24/15	6,490,000	6,519,498

Elizabeth
Sewer Utility BAN Series 2014		0.50%		04/10/15	10,000,000	10,009,591

Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2003A		5.50%		11/01/15	1,615,000	1,686,248

Hudson Cnty
GO Bonds Series 2006		4.25%		09/01/15	180,000	184,649

Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2014V1		1.00%		11/25/15	8,000,000	8,050,108

Livingston Township
BAN Series 2014		1.00%		01/13/15	6,375,000	6,376,566

Middlesex Cnty
GO Bonds Series 2006A		4.13%		06/15/15	100,000	101,731

Middlesex Cnty Improvement Auth
Capital Equipment & Improvement RB Series 2010		3.00%		09/15/15	600,000	611,706

Capital Equipment & Improvement RB Series 2012		3.00%		09/15/15	150,000	152,897

Cnty Guaranteed Refunding RB Series 2010		3.00%		09/15/15	100,000	101,909

Cnty-Guaranteed Capital Equipment RB Series 2014		1.50%		09/15/15	1,260,000	1,271,417

Monmouth Cnty
GO Bonds Series 2012		4.00%		01/15/15	2,500,000	2,503,720

New Jersey
GO Bonds		5.00%		06/01/15	10,750,000	10,960,589

See financial notes 33

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Refunding Bonds Series H		5.25%		07/01/15	425,000	435,394

GO Refunding Bonds Series L		5.25%		07/15/15	2,495,000	2,561,427

GO Refunding Bonds Series M		5.50%		07/15/15	1,285,000	1,320,779

GO Refunding Bonds Series N		5.50%		07/15/15	910,000	935,259

GO Refunding Bonds Series O		5.00%		08/01/15	3,000,000	3,082,701

GO Refunding Bonds Series Q		5.00%		08/15/15	5,645,000	5,811,033

New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2005L (ESCROW)		5.00%		03/01/15	1,500,000	1,511,788

School Facilities Construction Bonds Series 2005O (ESCROW)		5.00%		03/01/15	3,200,000	3,225,242

School Facilities Construction Bonds Series 2005Q1 (ESCROW)		5.00%		03/01/15	5,000,000	5,040,120

School Facilities Construction Bonds Series 2008W (ESCROW)		5.00%		03/01/15	550,000	554,221

School Facilities Construction Refunding Bonds Series 2005K (ESCROW)		5.25%		12/15/15	1,100,000	1,152,787

School Facilities Construction Refunding Bonds Series 2005N1 (ESCROW)		5.00%		09/01/15	9,000,000	9,292,090

Transportation Sublease Refunding RB Series 2008A		5.00%		05/01/15	295,000	299,521

New Jersey Educational Facilities Auth
CP (Princeton Univ) Series 1997A		0.05%		03/02/15	17,200,000	17,200,000

New Jersey Transit Corp
Sub COP Series 2005A (ESCROW)		5.00%		09/15/15	8,000,000	8,272,968

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B (ESCROW)		5.25%		12/15/15	340,000	355,977

Transportation System Bonds Series 2005B&2006A (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.15%		07/09/15	11,500,000	11,500,000

Transportation System Bonds Series 2005D (ESCROW)		5.00%		06/15/15	3,280,000	3,352,011

Port Auth of New York & New Jersey
CP Series B		0.11%		01/08/15	13,015,000	13,015,000

CP Series B		0.08%		04/07/15	9,000,000	9,000,000

CP Series B		0.08%		05/05/15	1,500,000	1,500,000

CP Series B		0.08%		05/06/15	5,505,000	5,505,000

Ringwood Borough
BAN		0.75%		05/01/15	3,670,000	3,675,304

Rutgers State Univ
GO Bonds Series 2010I		5.00%		05/01/15	165,000	167,588

GO Bonds Series 2013L		3.00%		05/01/15	100,000	100,906

Sea Isle City
BAN		0.75%		07/22/15	6,490,000	6,505,013

Sparta Township
BAN 2015		0.75%		10/30/15	7,839,000	7,873,895

Summit
BAN		1.00%		10/23/15	500,400	503,794

Woodbridge
BAN		0.75%		08/21/15	8,000,000	8,027,381

						189,229,254

District of Columbia 0.1%
District of Columbia
GO Bonds Series 2008E		5.00%		06/01/15	445,000	453,691

Florida 0.4%
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2014C		2.00%		06/01/15	250,000	251,861

34 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Miami-Dade Cnty
Water & Sewer RB Series 2008A		5.00%		10/01/15	2,115,000	2,190,725

						2,442,586

Georgia 0.0%
Georgia
GO Bonds Series 2009B		4.00%		01/01/15	100,000	100,000

Massachusetts 0.1%
Stoneham
BAN		1.00%		10/23/15	500,000	503,225

Michigan 0.0%
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B4		0.90%		03/16/15	250,000	250,412

South Carolina 0.4%
South Carolina Public Service Auth
Refunding Revenue Obligations Series 2005A		5.50%		01/01/15	1,500,000	1,500,000

Refunding Revenue Obligations Series 2010B		4.00%		01/01/15	400,000	400,000

Refunding Revenue Obligations Series 2010B		5.00%		01/01/15	485,000	485,000

Revenue Obligations Series 2009E		3.25%		01/01/15	100,000	100,000

						2,485,000

Texas 1.1%
Austin ISD
ULT Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		3.00%		08/01/15	300,000	304,749

Conroe ISD
ULT Refunding Bonds Series 2005A (GTY: TX Permanent School Fund)		5.00%		02/15/15	300,000	301,749

Cypress-Fairbanks ISD
ULT Refunding Bonds Series 1993A (GTY: TX Permanent School Fund)		0.25%		02/15/15	250,000	249,923

El Paso ISD
ULT Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		08/15/15	150,000	154,430

Graham ISD
ULT Refunding Bonds Series 2013A (GTY: TX Permanent School Fund)		1.50%		02/15/15	200,000	200,300

Harris Cnty
Toll Road Sr Lien Refunding RB Series 2007A		5.00%		08/15/15	300,000	308,801

Irving ISD
ULT Refunding Bond Series 1997A (GTY: TX Permanent School Fund)		0.28%		02/15/15	250,000	249,911

Katy ISD
LT Refunding Bonds Series 2010E (GTY: TX Permanent School Fund)		3.00%		02/15/15	100,000	100,339

Longview ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		0.19%		02/15/15	400,000	399,907

New Waverly ISD
ULT Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		2.00%		02/15/15	180,000	180,374

Pawnee ISD
ULT Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		0.30%		08/15/15	380,000	379,293

Plano ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.75%		02/15/15	340,000	342,295

San Antonio
Electric & Gas Systems Refunding & RB Series 2002		5.38%		02/01/15	2,505,000	2,515,913

See financial notes 35

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water System Refunding RB Series 2011		5.00%		05/15/15	150,000	152,609

Sharyland ISD
ULT Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		2.00%		02/15/15	130,000	130,278

Sherman ISD
ULT GO Refunding Bonds Series 2006A (GTY: TX Permanent School Fund)		5.00%		02/15/15	500,000	502,946

						6,473,817

Washington 0.0%
Vancouver SD No. 37
ULT GO Refunding Bonds 2005 (GTY: Washington)		5.50%		06/01/15	125,000	127,682

Total Fixed-Rate Securities
(Cost $202,065,667)						202,065,667

Variable-Rate Securities 66.1% of net assets

New Jersey 59.0%
Delaware River Port Auth
Refunding RB Series 2008A (LOC: Bank of America, NA)		0.04%		01/07/15	565,000	565,000

Refunding RB Series 2010A (LOC: Royal Bank of Canada)		0.04%		01/07/15	7,870,000	7,870,000

Refunding RB Series 2010B (LOC: Barclays Bank Plc)		0.03%		01/07/15	3,845,000	3,845,000

Refunding RB Series 2010C (LOC: Bank of New York Mellon)		0.04%		01/07/15	3,800,000	3,800,000

Gloucester Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (ExxonMobil) Series 2003		0.01%		01/02/15	23,715,000	23,715,000

New Jersey
TRAN Series Fiscal 2015 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.04%		01/02/15	16,000,000	16,000,000

New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	4,000,000	4,000,000

Motor Vehicle Surcharge RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.09%		01/07/15	5,715,000	5,715,000

RB (Applewood Estates) Series 2005B (LOC: TD Bank NA)		0.03%		01/07/15	7,600,000	7,600,000

RB (Cooper Health) Series 2008A (LOC: TD Bank NA)		0.03%		01/07/15	6,100,000	6,100,000

RB (Princeton Day School) Series 2005 (LOC: US Bank, NA)		0.03%		01/07/15	10,000,000	10,000,000

RB (Wyckoff Family YMCA) 2003 (LOC: JPMorgan Chase Bank, NA)		0.03%		01/07/15	3,500,000	3,500,000

Refunding RB (Crane’s Mill) Series 2005B (LOC: TD Bank NA)		0.03%		01/07/15	10,745,000	10,745,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	21,395,000	21,395,000

New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health System Hospital Corp) Series 2008B (LOC: Bank of America, NA)		0.03%		01/07/15	14,500,000	14,500,000

RB (Atlantic Health) Series 2008C (LOC: JPMorgan Chase Bank, NA)		0.03%		01/07/15	14,760,000	14,760,000

RB (Composite Program) Series 2003AB (LOC: Wells Fargo Bank, NA)		0.03%		01/07/15	6,285,000	6,285,000

RB (Composite Program) Series 2006A3 (LOC: JPMorgan Chase Bank, NA)		0.03%		01/07/15	3,120,000	3,120,000

RB (Composite Program) Series 2006A5 (LOC: Wells Fargo Bank, NA)		0.03%		01/07/15	3,000,000	3,000,000

RB (Hospital Capital Asset Financing Program) Series 1985A (LOC: JPMorgan Chase Bank, NA)		0.04%		01/07/15	16,240,000	16,240,000

RB (Meridian Health) Series 2003A (LOC: JPMorgan Chase Bank, NA)		0.03%		01/07/15	16,800,000	16,800,000

RB (Robert Wood Johnson Univ Hospital) Series 2013B (LOC: Wells Fargo Bank, NA)		0.04%		01/07/15	32,340,000	32,340,000

36 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB (Underwood-Memorial Hospital) Series 2008 (LOC: TD Bank NA)		0.03%		01/07/15	6,000,000	6,000,000

New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008B (LOC: Bank of America, NA)		0.04%		01/07/15	8,515,000	8,515,000

S/F Housing RB Series 2005N (LIQ: Barclays Bank Plc)		0.02%		01/07/15	4,100,000	4,100,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.02%		01/07/15	29,835,000	29,835,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.04%		01/07/15	15,095,000	15,095,000

New Jersey Turnpike Auth
RB Series 2009A (LOC: JPMorgan Chase Bank, NA)		0.04%		01/07/15	4,225,000	4,225,000

RB Series 2009B (LOC: PNC Bank NA)		0.04%		01/07/15	8,000,000	8,000,000

Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.05%		01/07/15	8,740,000	8,740,000

Rutgers State Univ
GO Bonds Series 2009F (LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	6,335,000	6,335,000

GO Bonds Series 2009G (LIQ: US Bank, NA)		0.03%		01/02/15	2,145,000	2,145,000

GO Bonds Series 2013L (LIQ: Bank of America, NA)	a	0.05%		01/07/15	7,700,000	7,700,000

GO Refunding Bonds Series 2002A (LIQ: TD Bank NA)		0.03%		01/02/15	12,015,000	12,015,000

GO Refunding Bonds Series 2013J (LIQ: Citibank, NA)	a	0.05%		01/07/15	6,740,000	6,740,000

Union Cnty Pollution Control Finance Auth
Refunding RB (Exxon) Series 1989		0.01%		01/02/15	750,000	750,000

Refunding RB (Exxon) Series 1994		0.01%		01/02/15	6,400,000	6,400,000

						358,490,000

Arizona 0.1%
Maricopa Cnty IDA
Sr Living Facilities Refunding RB Series 2005A (LOC: Fannie Mae)		0.05%		01/07/15	825,000	825,000

California 0.8%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006C		0.02%		01/07/15	2,800,000	2,800,000

Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008A (LIQ: Sumitomo Mitsui Banking Corp)		0.02%		01/07/15	2,250,000	2,250,000

						5,050,000

Colorado 0.4%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas)		0.11%		01/07/15	2,215,000	2,215,000

Delaware 0.3%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A		0.03%		01/02/15	2,000,000	2,000,000

District of Columbia 0.3%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.10%		01/07/15	1,435,000	1,435,000

Florida 1.8%
Jacksonville
RB Series 2008A (LOC: Bank of America, NA)		0.06%		01/07/15	5,850,000	5,850,000

See financial notes 37

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: Freddie Mac)		0.04%		01/07/15	5,100,000	5,100,000

						10,950,000

Georgia 1.0%
Macon Water Auth
Water & Sewer RB Series 2012		0.05%		01/07/15	6,000,000	6,000,000

Illinois 0.5%
Illinois Finance Auth
RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.03%		01/07/15	2,000,000	2,000,000

RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	940,000	940,000

						2,940,000

Indiana 0.6%
Indiana Finance Auth
Hospital RB (Indiana Univ Health) Series 2011C (LOC: Northern Trust Co)		0.02%		01/07/15	615,000	615,000

RB (Ascension Health) Series 2008E4		0.03%		01/07/15	3,000,000	3,000,000

						3,615,000

Texas 0.9%
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014D.		0.01%		01/07/15	2,670,000	2,670,000

Texas
Veterans Bonds Series 2012B (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		01/07/15	2,940,000	2,940,000

						5,610,000

Wisconsin 0.4%
Wisconsin Housing & Economic Development Auth
Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.04%		01/07/15	2,200,000	2,200,000

Total Variable-Rate Securities
(Cost $401,330,000)						401,330,000

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $603,395,667.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $104,160,000 or 17.1% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $11,500,000 or 1.9% of net assets.

38 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

At December 31, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

See financial notes 39

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments, at cost and value (Note 2a)		$603,395,667
Cash		3,343,568
Receivables:
Interest		1,319,979
Prepaid expenses	+	4,795

Total assets		608,064,009

Liabilities

Payables:
Investments bought		561,917
Shareholder service fees		2,903
Distributions to shareholders		228
Accrued expenses	+	33,639

Total liabilities		598,687

Net Assets

Total assets		608,064,009
Total liabilities	−	598,687

Net assets		$607,465,322

Net Assets by Source
Capital received from investors		607,465,322

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$607,465,322		606,820,101		$1.00

40 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Interest		$643,655

Expenses

Investment adviser and administrator fees		2,193,556
Shareholder service fees		2,193,556
Portfolio accounting fees		98,251
Professional fees		35,468
Independent trustees’ fees		28,006
Shareholder reports		25,197
Registration fees		24,581
Transfer agent fees		20,514
Custodian fees		16,416
Interest expense		126
Other expenses	+	12,527

Total expenses		4,648,198
Expense reduction by CSIM and its affiliates	−	4,067,152

Net expenses	−	581,046

Net investment income		62,609

Realized Gains (Losses)

Net realized gains on investments		44,219

Increase in net assets resulting from operations		$106,828

See financial notes 41

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$62,609	$62,569
Net realized gains	+	44,219	21,242

Increase in net assets from operations		106,828	83,811

Distributions to Shareholders

Distributions from net investment income		(62,609)	(62,569)
Distributions from net realized gains	+	(36,066)	(12,491)

Total distributions		(98,675)	(75,060)

Transactions in Fund Shares*

Shares sold		1,233,818,749	1,371,245,026
Shares reinvested		97,241	73,190
Shares redeemed	+	(1,248,239,849)	(1,384,067,834)

Net transactions in fund shares		(14,323,859)	(12,749,618)

Net Assets

Beginning of period		621,781,028	634,521,895
Total decrease	+	(14,315,706)	(12,740,867)

End of period		$607,465,322	$621,781,028

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

42 See financial notes

Schwab Pennsylvania Municipal Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		—		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.02		0.01		0.01		0.01		0.04

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[2]	0.14	[2]	0.20	[2]	0.28	[2]	0.36	[2]
Gross operating expenses	0.75		0.74		0.75		0.74		0.74
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	542		518		552		485		465

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)

See financial notes 43

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

27.4%	Fixed-Rate Securities	148,363,789	148,363,789
71.6%	Variable-Rate Securities	388,201,361	388,201,361

99.0%	Total Investments	536,565,150	536,565,150
1.0%	Other Assets and Liabilities, Net		5,256,466

100.0%	Net Assets		541,821,616

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 27.4% of net assets

Pennsylvania 20.9%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008B		4.00%		06/15/15	1,275,000	1,297,062

RB (Univ of Pittsburgh Medical Center) Series 2008B		5.00%		06/15/15	1,225,000	1,251,400

RB (Univ of Pittsburgh Medical Center) Series 2009A		4.75%		08/15/15	100,000	102,776

RB (Univ of Pittsburgh Medical Center) Series 2011A		4.00%		10/15/15	680,000	699,749

Allegheny Cnty IDA
RB (St. Joseph HS) Series 2009 (LOC: PNC Bank NA)		0.35%		12/01/15	6,000,000	6,000,000

Franklin Cnty IDA
RB (Chambersburg Hospital) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	7,080,000	7,080,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1 (LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	4,795,000	4,795,000

Monroeville Finance Auth
RB (Univ of Pittsburgh Medical Center) Series 2012		4.00%		02/15/15	100,000	100,430

Pennsylvania
GO Bonds First Series 2005		5.00%		07/01/15	100,000	102,374

GO Bonds First Series 2007A		5.00%		11/01/15	600,000	624,012

GO Bonds First Series 2008		5.00%		05/15/15	100,000	101,749

GO Bonds First Series 2009		5.00%		03/15/15	275,000	277,640

GO Bonds Second Refunding Series 2009		5.00%		07/01/15	215,000	220,054

GO Bonds Second Series 2005		5.00%		01/01/15	185,000	185,000

GO Bonds Second Series 2006		5.00%		03/01/15	200,000	201,550

GO Bonds Second Series 2007A		5.00%		08/01/15	350,000	359,720

GO Bonds Second Series 2010A		5.00%		05/01/15	125,000	126,960

GO Bonds Series 2010A		5.00%		02/15/15	2,500,000	2,514,916

GO Bonds Third Series 2010A		5.00%		07/15/15	385,000	394,779

44 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pennsylvania HFA
S/F Mortgage RB Series 2007-97B		3.90%		10/01/15	100,000	102,718

S/F Mortgage RB Series 2010-109		2.00%		04/01/15	400,000	401,734

S/F Mortgage RB Series 2010-110A		2.95%		10/01/15	450,000	458,569

S/F Mortgage RB Series 2010-110B		2.00%		04/01/15	240,000	241,034

S/F Mortgage RB Series 2013-115A		1.00%		10/01/15	595,000	597,664

Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pittsburgh Medical Center) Series 2010E		5.00%		05/15/15	300,000	305,279

Pennsylvania Infrastructure Investment Auth
CP Series 2010A (LOC: Bank of America, NA)		0.06%		02/03/15	23,300,000	23,300,000

Pennsylvania State Univ
Bonds Series 2009A		5.00%		03/01/15	400,000	403,096

Refunding Bonds Series 2009B		0.15%		06/01/15	10,000,000	10,000,000

Philadelphia
TRAN Series 2014-2015A		1.00%		06/30/15	4,840,000	4,860,716

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a,b	0.16%		05/28/15	6,505,000	6,505,000

Univ of Pittsburgh
PITT Asset Notes Series 2014		2.00%		07/22/15	4,200,000	4,243,654

Refunding Bonds Series 2005C		0.09%		01/06/15	18,000,000	18,000,000

Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a,b	0.15%		06/18/15	500,000	500,000

Univ Refunding Bonds Series 2009A		5.00%		09/15/15	175,000	180,766

University Capital & Refunding Bonds Series 2007B		0.08%		02/02/15	5,800,000	5,800,000

University Capital & Refunding Bonds Series 2007B		0.08%		02/17/15	1,000,000	1,000,000

University Capital & Refunding Bonds Series 2007B		0.07%		03/02/15	600,000	600,000

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.35%		07/01/15	1,365,000	1,365,000

Hospital RB (Washington Hospital) Series 2007A (LOC: PNC Bank NA)		0.35%		07/01/15	8,095,000	8,095,000

						113,395,401

Alaska 0.0%
Alaska Housing Finance Corp
State Capital Bonds II Series 2014B		2.00%		06/01/15	100,000	100,701

Colorado 0.2%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2011A		5.00%		02/01/15	800,000	803,253

Univ of Colorado
Refunding RB Series 2010B		4.00%		06/01/15	150,000	152,291

Univ Enterprise Refunding RB Series 2007A		5.00%		06/01/15	250,000	254,900

						1,210,444

Connecticut 0.1%
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2012A		0.95%		05/15/15	100,000	100,239

Housing Mortgage Finance Program Bonds Series 2013B1		0.55%		05/15/15	200,000	200,140

						300,379

District of Columbia 0.1%
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A		5.00%		10/01/15	590,000	610,974

See financial notes 45

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Florida 0.4%
Florida State Board of Education
Capital Outlay Bonds Series 2010A		5.00%		01/01/16	250,000	261,725

Public Education Capital Outlay Bonds Series 2006D		5.00%		06/01/15	200,000	203,947

Public Education Capital Outlay Refunding Bonds Series 2009A		5.00%		06/01/15	250,000	254,947

JEA
Electric System RB Series Three 2010D		4.00%		10/01/15	100,000	102,770

Electric System Sub RB Series 2009G		3.75%		10/01/15	100,000	102,599

Electric System Sub RB Series 2013D		3.00%		10/01/15	800,000	816,367

Tampa Bay Water
Utility System Refunding RB Series 2004		5.25%		10/01/15	400,000	414,912

						2,157,267

Hawaii 0.3%
Hawaii
GO Refunding Bonds Series 2009DR		4.00%		06/01/15	590,000	599,142

GO Refunding Bonds Series 2009DT		4.00%		11/01/15	200,000	206,230

GO Refunding Bonds Series 2013EJ		3.00%		08/01/15	200,000	203,130

GO Refunding Bonds Series 2013EJ		5.00%		08/01/15	335,000	344,241

Honolulu
GO Bonds Series 2007B		5.25%		07/01/15	360,000	368,889

						1,721,632

Illinois 0.1%
Illinois Finance Auth
RB (Trinity Health) Series 2011IL		3.00%		12/01/15	100,000	102,325

Illinois Regional Transportation Auth
GO Bonds Series 2006A		5.00%		07/01/15	400,000	409,418

GO Refunding Bonds Series 1999		5.75%		06/01/15	150,000	153,357

						665,100

Indiana 0.2%
Hamilton Southeastern Consolidated School Building Corp
BAN Series 2014B		0.32%		05/27/15	1,160,000	1,160,000

Louisiana 0.1%
Louisiana
GO Bonds Series 2012A		5.00%		08/01/15	555,000	570,290

GO Refunding Bonds Series 2010B		4.00%		11/15/15	175,000	180,665

						750,955

Massachusetts 0.3%
Lynnfield
GO BAN		1.00%		06/19/15	1,147,037	1,151,006

Stoneham
BAN		1.00%		10/23/15	500,000	503,225

						1,654,231

Minnesota 0.4%
Hermantown ISD No. 700
GO Bonds Series 2014A		3.00%		02/01/15	1,000,000	1,002,328

46 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Mesabi East ISD No. 2711
GO Series 2014B		1.00%		08/21/15	900,000	903,703

						1,906,031

Mississippi 0.1%
Mississippi
GO Refunding Bonds Series 2003A		5.25%		11/01/15	500,000	520,363

New York 0.2%
Clinton Cnty
BAN Series 2014B		0.50%		06/12/15	800,000	800,884

New York State HFA
State Personal Income Tax RB Series 2007C		5.00%		09/15/15	150,000	154,997

						955,881

North Carolina 0.0%
Mecklenburg Cnty
GO Bonds Series 2005A		4.00%		02/01/15	100,000	100,314

Ohio 0.5%
Ohio
GO Bonds Series 2012A		3.00%		02/01/15	500,000	501,177

GO Refunding Bonds Series 2009A		5.00%		09/15/15	230,000	237,581

GO Refunding Bonds Series 2009C		5.00%		08/01/15	100,000	102,738

GO Refunding Bonds Series 2011A		5.00%		09/15/15	250,000	258,206

Hospital RB (Cleveland Clinic) Series 2008A		5.00%		01/01/16	125,000	130,784

Hospital RB (Cleveland Clinic) Series 2009B		5.00%		01/01/15	1,100,000	1,100,000

Hospital Refunding RB (Cleveland Clinic) Series 2011A		5.00%		01/01/16	170,000	177,920

						2,508,406

Oregon 0.1%
Chemeketa CCD
GO Bonds Series 2008 (GTY: Oregon)		4.25%		06/15/15	130,000	132,348

Salem-Keizer SD No. 24J
GO Bonds Series 2009A (GTY: Oregon)		5.00%		06/15/15	100,000	102,089

						234,437

South Carolina 0.3%
South Carolina Public Service Auth
Refunding Revenue Obligations Series 2006C		5.00%		01/01/16	185,000	193,579

Refunding Revenue Obligations Series 2010B		5.00%		01/01/16	440,000	460,737

Revenue Obligations Refunding Series 2007B		4.00%		01/01/15	230,000	230,000

Revenue Obligations Series 2008A		5.00%		01/01/15	350,000	350,000

Revenue Obligations Series 2009E		4.00%		01/01/15	450,000	450,000

						1,684,316

Texas 1.6%
Arlington ISD
ULT Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		3.00%		02/15/15	210,000	210,703

Austin ISD
ULT Refunding Bonds Series 2006B (GTY: TX Permanent School Fund)		5.00%		08/01/15	295,000	303,153

See financial notes 47

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Clear Creek ISD
ULT GO & Refunding Bonds Series 2004A (GTY: TX Permanent School Fund)		5.00%		02/15/15	350,000	352,032

Coahoma ISD
ULT Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		02/15/15	155,000	155,337

Dallas
Waterworks & Sewer System Refunding RB Series 2011		5.00%		10/01/15	150,000	155,325

Dallas ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		08/15/15	350,000	358,161

ULT Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		5.00%		02/15/15	500,000	502,959

ULT Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		02/15/15	395,000	396,835

ULT Refunding Bonds Series 2014A (GTY: TX Permanent School Fund)		1.00%		08/15/15	100,000	100,445

Dripping Springs ISD
ULT Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		1.25%		08/15/15	100,000	100,593

Frisco ISD
ULT GO Bonds Series 2006A (GTY: TX Permanent School Fund)		6.00%		08/15/15	150,000	155,320

ULT Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		4.00%		08/15/15	250,000	255,796

Georgetown ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/15	100,000	100,579

Grapevine-Colleyville ISD
ULT GO & Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		08/15/15	100,000	102,943

Irving ISD
ULT GO Bonds Series 2012 (GTY: TX Permanent School Fund)		2.00%		02/15/15	100,000	100,210

Katy ISD
ULT GO Bonds Series 2009 (GTY: TX Permanent School Fund)		3.00%		02/15/15	200,000	200,666

Klein ISD
ULT GO & Refunding Bonds Series 2005A (GTY: TX Permanent School Fund)		3.88%		08/01/15	180,000	183,796

ULT GO & Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		5.00%		08/01/15	350,000	359,636

La Porte ISD
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		2.00%		02/15/15	100,000	100,209

Lake Travis ISD
ULT GO Bonds Series 2012 (GTY: TX Permanent School Fund)		4.00%		02/15/15	100,000	100,448

Livingston ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		3.63%		08/15/15	200,000	204,188

Lubbock ISD
ULT GO Bonds Series 2006A (GTY: TX Permanent School Fund)		4.00%		02/15/15	100,000	100,468

Mabank ISD
ULT GO & Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		08/15/15	100,000	102,345

Manor ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		3.50%		08/01/15	300,000	305,660

McKinney ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/15/15	325,000	326,881

Mesquite ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		08/15/15	100,000	102,942

Northside ISD
ULT GO & Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		4.00%		08/15/15	100,000	102,319

ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/15/15	100,000	100,579

48 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pearland ISD
ULT GO & Refunding Bonds Series 2005A (GTY: TX Permanent School Fund)		5.00%		02/15/15	100,000	100,578

Pharr-San Juan-Alamo ISD
ULT GO & Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/01/15	150,000	150,598

Plains ISD
ULT GO Bonds Series 2014A (GTY: TX Permanent School Fund)		2.00%		08/15/15	100,000	101,094

Plano ISD
ULT Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		4.00%		02/15/15	100,000	100,457

Richardson ISD
ULT Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		02/15/15	305,000	306,387

Round Rock ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/01/15	410,000	421,388

San Antonio
Electric & Gas Systems Refunding RB New Series 2009A		3.25%		02/01/15	325,000	325,822

San Antonio ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.25%		08/15/15	115,000	118,562

Schertz-Cibolo Universal City ISD
ULT GO Bond Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/01/15	100,000	100,384

Socorro ISD
ULT GO Bonds Series 2005A (GTY: TX Permanent School Fund)		5.00%		08/15/15	150,000	154,385

Spring Branch ISD
LT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/01/15	125,000	125,498

Spring ISD
ULT GO & Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		3.50%		08/15/15	100,000	101,986

Texas Public Finance Auth
GO & Refunding Bonds Series 2008A		5.00%		10/01/15	250,000	258,766

Texas Transportation Commission
State Highway Fund First Tier RB Series 2006A		4.50%		04/01/15	100,000	101,051

State Highway Fund First Tier RB Series 2007		5.00%		04/01/15	260,000	263,058

Tomball ISD
ULT Refunding Bonds Series 2010B (GTY: TX Permanent School Fund)		2.00%		02/15/15	100,000	100,214

United ISD
ULT GO & Refunding Bonds Series 1998 (GTY: TX Permanent School Fund)		0.31%		08/15/15	110,000	109,789

Wichita Falls ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.00%		02/01/15	100,000	100,315

Wylie ISD
ULT GO Bonds Series 2005 (GTY: TX Permanent School Fund)		0.28%		08/15/15	100,000	99,827

						8,780,687

Virginia 0.3%
Metropolitan Washington Airports Auth
Airport System RB Series 2007B		5.00%		10/01/15	300,000	310,622

Airport System Refunding RB Series 2007A		5.00%		10/01/15	950,000	983,242

						1,293,864

Washington 1.2%
Auburn SD No. 408
ULT GO & Refunding Bonds Series 2014 (GTY: Washington)		3.00%		12/01/15	100,000	102,493

See financial notes 49

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Dieringer SD No. 343
ULT GO & Refunding Bonds Series 2010 (GTY: Washington)		2.25%		12/01/15	100,000	101,716

Eatonville SD No. 404
ULT GO & Refunding Bonds 2014 (GTY: Washington)		2.00%		12/01/15	100,000	101,569

Everett SD No. 2
ULT GO & Refunding Bonds Series 2007 (GTY: Washington)		5.63%		12/01/15	100,000	104,910

ULT GO Bonds Series 2009A (GTY: Washington)		3.00%		12/01/15	150,000	153,723

Evergreen SD No. 114
ULT GO & Refunding Bonds 2010 (GTY: Washington)		4.00%		12/01/15	140,000	144,740

ULT GO Refunding Bonds 2010 (GTY: Washington)		4.00%		12/01/15	125,000	129,164

Federal Way SD No. 210
ULT GO Bonds 2008 (GTY: Washington)		5.00%		12/01/15	150,000	156,524

Kent SD No. 415
ULT GO & Refunding Bonds Series 2012A (GTY: Washington)		4.00%		12/01/15	600,000	620,599

King Cnty
LT GO & Refunding Bonds Series 2014C		2.00%		12/01/15	175,000	177,681

Olympia SD No. 111
ULT GO & Refunding Bonds Series 2005B (GTY: Washington)		5.00%		12/01/15	500,000	521,790

Renton SD No. 403
ULT GO & Refunding Bonds Series 2005 (GTY: Washington)		5.00%		06/01/15	120,000	122,363

Shoreline SD No. 412
ULT GO & Refunding Bonds 2013 (GTY: Washington)		3.00%		12/01/15	100,000	102,462

Washington
GO Bonds Series 2005D (ESCROW)		5.00%		01/01/15	1,000,000	1,000,000

GO Bonds Series 2006A		5.00%		07/01/15	100,000	102,364

GO Bonds Series 2008C		5.00%		01/01/16	750,000	785,692

GO Refunding Bonds Series R2005A		5.00%		01/01/15	300,000	300,000

GO Refunding Bonds Series R2006A		5.00%		07/01/15	625,000	639,793

GO Refunding Bonds Series R2007A		5.00%		01/01/15	275,000	275,000

GO Refunding Bonds Series R2007C		5.00%		07/01/15	255,000	261,017

GO Refunding Bonds Series R2011A		5.00%		01/01/16	220,000	230,290

Motor Vehicle Fuel Tax GO Bonds Series 2006B		5.00%		07/01/15	200,000	204,716

Motor Vehicle Fuel Tax GO Bonds Series 2007D		4.50%		01/01/16	100,000	104,077

Motor Vehicle Fuel Tax GO Bonds Series 2009B		5.00%		07/01/15	105,000	107,480

						6,550,163

Wisconsin 0.0%
Wisconsin
GO Refunding Bonds Series 2009-1		3.00%		11/01/15	100,000	102,243

Total Fixed-Rate Securities
(Cost $148,363,789)						148,363,789

Variable-Rate Securities 71.6% of net assets

Pennsylvania 66.7%
Adams Cnty IDA
RB (Brethren Home Community) Series 2007 (LOC: PNC Bank NA)		0.04%		01/07/15	2,400,000	2,400,000

Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	20,000,000	20,000,000

50 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Allegheny Cnty IDA
Health Care RB (Vincentian Collaborative) Series 2008B (LOC: PNC Bank NA)		0.04%		01/07/15	4,000,000	4,000,000

RB (Oakland Catholic HS) Series 2012 (LOC: PNC Bank NA)		0.05%		01/07/15	10,305,000	10,305,000

Bucks Cnty IDA
Hospital RB (Grand View Hospital) Series 2008A (LOC: TD Bank NA)		0.03%		01/07/15	7,600,000	7,600,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.06%		01/07/15	3,595,000	3,595,000

Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: Bank of America, NA)		0.07%		01/07/15	24,480,000	24,480,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.05%		01/07/15	2,000,000	2,000,000

Delaware Cnty IDA
Refunding RB (Covanta Energy) Series 2014A (LOC: Bank of America, NA)		0.06%		01/07/15	2,960,000	2,960,000

Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		01/07/15	315,000	315,000

Delaware River Port Auth
Refunding RB Series 2010A (LOC: Royal Bank of Canada)		0.04%		01/07/15	4,000,000	4,000,000

Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: Manufacturers & Traders Trust Co)		0.06%		01/07/15	3,490,000	3,490,000

Fayette Cnty Hospital Auth
Hospital RB (Fayette Regional Health) Series 2007A (LOC: PNC Bank NA)		0.03%		01/07/15	1,850,000	1,850,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2013A (LIQ: Wells Fargo Bank, NA)		0.01%		01/02/15	17,910,000	17,910,000

Health System RB (Geisinger Health) Series 2013B (LIQ: TD Bank NA)		0.01%		01/02/15	6,420,000	6,420,000

Indiana Cnty Hospital Auth
Hospital RB (Indiana Regional Medical Center) Series 2014B (LOC: PNC Bank NA)		0.04%		01/07/15	3,400,000	3,400,000

Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D (LOC: JPMorgan Chase Bank, NA)		0.01%		01/02/15	16,720,000	16,720,000

RB (Landis Homes Retirement Community) Series 2002 (LOC: Manufacturers & Traders Trust Co)		0.09%		01/07/15	4,015,000	4,015,000

RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.09%		01/07/15	11,285,000	11,285,000

Luzerne Cnty Convention Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC Bank NA)		0.04%		01/07/15	3,900,000	3,900,000

North Hampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMorgan Chase Bank, NA)		0.17%		01/07/15	7,500,000	7,500,000

Owen J. Roberts SD
GO Notes Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		01/07/15	3,000,000	3,000,000

Pennsylvania
GO Bonds First Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	3,500,000	3,500,000

GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.05%		01/07/15	3,500,000	3,500,000

GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		01/07/15	11,000,000	11,000,000

Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012C (LOC: PNC Bank NA)		0.03%		01/07/15	2,355,000	2,355,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Royal Bank of Canada)		0.04%		01/07/15	15,250,000	15,250,000

See financial notes 51

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
S/F Mortgage RB Series 2003-79B (LIQ: Royal Bank of Canada)		0.04%		01/07/15	2,000,000	2,000,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.04%		01/07/15	10,595,000	10,595,000

S/F Mortgage RB Series 2004-83B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		01/07/15	5,415,000	5,415,000

S/F Mortgage RB Series 2005-88B (LIQ: TD Bank NA)		0.04%		01/07/15	6,345,000	6,345,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		01/07/15	20,000,000	20,000,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.11%		01/07/15	191,361	191,361

S/F Mortgage RB Series 2006-93B (LIQ: Sumitomo Mitsui Banking Corp)		0.04%		01/07/15	5,050,000	5,050,000

S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		01/07/15	4,510,000	4,510,000

Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1 (LOC: Manufacturers & Traders Trust Co)		0.07%		01/07/15	5,500,000	5,500,000

RB (Drexel Univ) Second Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.03%		01/07/15	3,260,000	3,260,000

RB (Thomas Jefferson Univ) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.06%		01/07/15	7,010,000	7,010,000

Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.04%		01/07/15	6,905,000	6,905,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.04%		01/07/15	13,985,000	13,985,000

Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.04%		01/07/15	7,375,000	7,375,000

Philadelphia IDA
Lease Refunding RB Series 2007B2 (LOC: TD Bank NA)		0.03%		01/07/15	3,740,000	3,740,000

Philadelphia SD
GO Refunding Bonds Series 2009C (LOC: TD Bank NA)		0.03%		01/07/15	5,595,000	5,595,000

GO Refunding Bonds Series 2010F (LOC: Barclays Bank Plc)		0.04%		01/07/15	1,425,000	1,425,000

St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2012B		0.02%		01/07/15	13,000,000	13,000,000

RB (Catholic Health Initiatives) Series 2004C		0.10%		01/07/15	19,295,000	19,295,000

Univ of Pittsburgh
Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	500,000	500,000

Upper St. Clair Township
GO Bonds Series 2008 (LIQ: Bank of New York Mellon)		0.05%		01/07/15	8,815,000	8,815,000

Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.04%		01/07/15	10,440,000	10,440,000

Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A (LOC: PNC Bank NA)		0.04%		01/07/15	2,000,000	2,000,000

Hospital RB (Washington Hospital) Series 2008A (LOC: PNC Bank NA)		0.04%		01/07/15	1,640,000	1,640,000

						361,341,361

Alabama 0.5%
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.08%		01/07/15	1,025,000	1,025,000

Lake Martin IDA
RB (Great Southern Properties) Series 2011 (LOC: Comerica Bank)		0.09%		01/07/15	1,635,000	1,635,000

						2,660,000

52 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Alaska 0.2%
Alaska Housing Finance Corp
Home Mortgage RB Series 2002A (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/02/15	1,100,000	1,100,000

Arkansas 0.1%
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: Federal Home Loan Bank)		0.06%		01/07/15	500,000	500,000

California 0.0%
Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: Citibank, NA)		0.09%		01/07/15	100,000	100,000

Florida 0.2%
Polk Cnty IDA
RB (Tremron Lakeland) Series 2011 (LOC: Branch Banking & Trust Co)		0.10%		01/07/15	1,100,000	1,100,000

Georgia 0.5%
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)		0.06%		01/07/15	2,700,000	2,700,000

Idaho 0.5%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013-ID		0.11%		07/29/15	2,800,000	2,800,000

North Carolina 0.2%
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: Branch Banking & Trust Co)		0.10%		01/07/15	900,000	900,000

Texas 0.4%
Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: MUFG Union Bank, NA)		0.08%		01/07/15	1,500,000	1,500,000

Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: Bank of America, NA)		0.04%		01/07/15	800,000	800,000

						2,300,000

Other Investments 2.3%
Nuveen Ohio Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.13%		01/07/15	4,200,000	4,200,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 3 (GTY/LIQ: Royal Bank of Canada)	a	0.14%		01/07/15	8,500,000	8,500,000

						12,700,000

Total Variable-Rate Securities
(Cost $388,201,361)						388,201,361

End of Investments.

See financial notes 53

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

At 12/31/14, the tax basis cost of the fund’s investments was $536,565,150.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $98,986,361 or 18.3% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $18,880,000 or 3.5% of net assets.
Liquidity-enhanced security.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

At December 31, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

54 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments, at cost and value (Note 2a)		$536,565,150
Cash		4,313,263
Receivables:
Investments sold		500,001
Interest		720,038
Prepaid expenses	+	3,806

Total assets		542,102,258

Liabilities

Payables:
Investments bought		240,999
Shareholder service fees		2,720
Distributions to shareholders		462
Accrued expenses	+	36,461

Total liabilities		280,642

Net Assets

Total assets		542,102,258
Total liabilities	−	280,642

Net assets		$541,821,616

Net Assets by Source
Capital received from investors		541,821,616

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$541,821,616		541,513,811		$1.00

See financial notes 55

 Schwab Pennsylvania Municipal Money Fund

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Interest		$504,347

Expenses

Investment adviser and administrator fees		1,739,589
Shareholder service fees		1,739,589
Portfolio accounting fees		93,680
Professional fees		29,348
Independent trustees’ fees		27,661
Registration fees		25,019
Transfer agent fees		20,502
Shareholder reports		17,817
Custodian fees		14,918
Interest expense		100
Other expenses	+	9,646

Total expenses		3,717,869
Expense reduction by CSIM and its affiliates	−	3,263,195

Net expenses	−	454,674

Net investment income		49,673

Realized Gains (Losses)

Net realized gains on investments		106,585

Increase in net assets resulting from operations		$156,258

56 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$49,673	$51,723
Net realized gains	+	106,585	3,640

Increase in net assets from operations		156,258	55,363

Distributions to Shareholders

Distributions from net investment income		(49,673)	(51,723)
Distributions from net realized gains	+	(58,563)	(1,459)

Total distributions		(108,236)	(53,182)

Transactions in Fund Shares*

Shares sold		1,282,336,710	1,342,413,884
Shares reinvested		106,551	50,964
Shares redeemed	+	(1,258,408,119)	(1,376,687,913)

Net transactions in fund shares		24,035,142	(34,223,065)

Net Assets

Beginning of period		517,738,452	551,959,336
Total increase or decrease	+	24,083,164	(34,220,884)

End of period		$541,821,616	$517,738,452

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 57

Schwab Massachusetts AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.02		0.01		0.02		0.04		0.06

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[2]	0.13	[2]	0.19	[2]	0.27	[2]	0.32	[2]
Gross operating expenses	0.75		0.75		0.75		0.74		0.74
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	446		430		499		425		485

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)

58 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

28.8%	Fixed-Rate Securities	128,358,207	128,358,207
67.4%	Variable-Rate Securities	300,845,000	300,845,000

96.2%	Total Investments	429,203,207	429,203,207
3.8%	Other Assets and Liabilities, Net		16,861,051

100.0%	Net Assets		446,064,258

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 28.8% of net assets

Massachusetts 24.0%
Berlin-Bolyston Regional SD
ULT GO BAN		1.00%		12/11/15	2,000,000	2,014,100

Essex North Shore Technical & Agricultural SD
GO BAN		0.75%		06/19/15	4,400,000	4,410,357

Fall River
GO BAN		1.00%		02/13/15	5,140,000	5,144,099

Haverhill
BAN		1.00%		03/01/15	2,667,500	2,670,639

BAN		1.00%		12/01/15	3,000,000	3,021,083

Holyoke
GO Refunding Bonds Series B		2.00%		06/15/15	1,670,000	1,683,369

Lowell
GO BAN Series A		1.00%		09/11/15	4,000,000	4,022,409

Massachusetts
GO Bonds Consolidated Loan of 2010 Series C		4.00%		12/01/15	100,000	103,333

GO Bonds Consolidated Loan Series 2002C		5.50%		11/01/15	350,000	365,196

GO Bonds Consolidated Loan Series 2005B		5.00%		08/01/15	100,000	102,758

GO Bonds Consolidated Loan Series 2006D		4.00%		08/01/15	150,000	153,240

GO Bonds Consolidated Loan Series 2007B		5.00%		11/01/15	1,330,000	1,383,242

GO Bonds Consolidated Loan Series 2009B		5.00%		07/01/15	100,000	102,364

GO Bonds Consolidated Loan Series 2010B		4.00%		06/01/15	150,000	152,349

GO Bonds Consolidated Loan Series 2010C		5.00%		01/01/15	200,000	200,000

GO Bonds Consolidated Loan Series 2011B		5.00%		08/01/15	100,000	102,760

GO Bonds Consolidated Loan Series 2011E		5.00%		12/01/15	900,000	939,206

GO Refunding Bonds Series 2004B		5.25%		08/01/15	510,000	524,895

GO Refunding Bonds Series 2008A		3.38%		09/01/15	175,000	178,604

GO Refunding Bonds Series 2008A		5.00%		09/01/15	400,000	412,702

GO Refunding Bonds Series 2010B		4.00%		12/01/15	200,000	206,811

See financial notes 59

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: State Street Bank & Trust Company, NA)		0.09%		02/12/15	1,500,000	1,500,000

Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.09%		03/09/15	6,000,000	6,000,000

Sr Sales Tax Bonds Series 2003C		5.25%		07/01/15	145,000	148,603

Sr Sales Tax Bonds Series 2004A		5.25%		07/01/15	850,000	871,282

Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010B		5.00%		01/01/15	8,080,000	8,080,000

Massachusetts Development Finance Agency
RB (Partners HealthCare) Series 2011K6		5.00%		07/01/15	150,000	153,525

RB (Partners HealthCare) Series 2012L		3.00%		07/01/15	600,000	608,353

RB (Partners HealthCare) Series 2012L		5.00%		07/01/15	1,070,000	1,095,433

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2007C		5.00%		07/01/15	950,000	972,454

RB (Partners HealthCare) Series 2010J		5.00%		07/01/15	150,000	153,529

RB (Partners HealthCare) Series 2010J2		4.00%		07/01/15	470,000	478,658

Revenue Notes (Harvard Univ) Series EE		0.06%		02/02/15	6,900,000	6,900,000

Massachusetts School Building Auth
BAN Series 2014A		5.00%		07/16/15	3,000,000	3,078,660

Dedicated Sales Tax Series 2005A		5.00%		08/15/15	200,000	205,867

Massachusetts State College Building Auth
Refunding RB Series 2011A		5.00%		05/01/15	350,000	355,451

Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2004A		5.25%		02/01/15	200,000	200,850

Pool Program Refunding Bonds Series 2004A		5.25%		08/01/15	1,220,000	1,255,622

Massachusetts Water Resources Auth
CP Series 1999 (LOC: State Street Bank & Trust Company, NA)		0.10%		05/05/15	6,000,000	6,000,000

General RB Series 2002J (ESCROW)		5.25%		08/01/15	1,500,000	1,543,942

General Refunding RB Series 2005A		5.25%		08/01/15	100,000	102,886

General Revenue Refunding Bonds Series 2010B		5.00%		08/01/15	400,000	411,159

Metropolitan Boston Transit Parking Corp
Sr Lien Parking RB Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.13%		07/09/15	2,500,000	2,500,000

New Bedford
GO BAN		1.00%		02/06/15	7,000,000	7,005,026

Newburyport
ULT GO BAN		1.00%		10/23/15	4,520,109	4,551,100

Norfolk Cnty
GO BAN 2014		0.50%		03/27/15	4,000,000	4,003,447

Revere
BAN		0.75%		02/20/15	4,428,608	4,432,384

Shrewsbury
GO BAN		1.00%		07/30/15	3,000,000	3,014,809

Stoneham
BAN		1.00%		10/23/15	2,250,000	2,264,512

Tyngsborough
GO BAN		0.50%		03/25/15	2,500,000	2,501,823

Univ of Massachusetts Building Auth
CP Series 2013B1 (LIQ: US Bank, NA)		0.11%		01/08/15	3,500,000	3,500,000

RB Sr Series 2009-1		5.00%		05/01/15	700,000	710,983

Refunding RB Sr Series 2005-2 (ESCROW)		5.00%		11/01/15	1,000,000	1,040,083

Uxbridge
GO BAN Series A		1.00%		03/27/15	3,000,000	3,005,818

60 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Worcester
GO Refunding Bonds Series 2005A		5.00%		07/01/15	540,000	552,826

						107,092,601

Connecticut 0.2%
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2012D1		1.10%		05/15/15	760,000	762,440

District of Columbia 0.3%
Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a,b	0.11%		03/12/15	1,515,000	1,515,000

Florida 0.3%
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2004C		5.25%		06/01/15	100,000	102,059

Public Education Capital Outlay Bonds Series 2006C		5.00%		06/01/15	100,000	101,927

Public Education Capital Outlay Bonds Series 2007E		5.00%		06/01/15	100,000	101,968

Public Education Capital Outlay Bonds Series 2007F		5.00%		06/01/15	100,000	101,974

Public Education Capital Outlay Refunding Bonds Series 2012A		5.00%		06/01/15	155,000	158,056

Public Education Capital Outlay Refunding Bonds Series 2014A		5.00%		06/01/15	500,000	509,971

Tampa
Health System RB (Catholic Health East) Series 2010		5.00%		11/15/15	110,000	114,391

						1,190,346

Hawaii 0.1%
Hawaii
GO Bonds Series 2006DI		5.00%		03/01/15	225,000	226,735

GO Bonds Series 2008DN		5.00%		08/01/15	125,000	128,419

						355,154

Michigan 0.0%
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010		5.00%		11/15/15	125,000	130,104

Minnesota 0.3%
Mesabi East ISD No. 2711
GO Series 2014B		1.00%		08/21/15	1,100,000	1,104,526

Ohio 0.0%
Ohio
Mental Health Capital Facilities Bonds Series II-2006A		4.13%		06/01/15	175,000	177,785

Oregon 0.5%
Corvallis SD No 509J
GO Refunding Bonds Series 2007 (GTY: Oregon)		5.00%		06/15/15	2,000,000	2,043,640

Tigard-Tualatin SD No 23J
GO Bonds Series 2011A (GTY: Oregon)		3.00%		06/15/15	385,000	389,875

						2,433,515

South Carolina 0.2%
South Carolina Public Service Auth
Refunding Revenue Obligations Series 2005A		5.50%		01/01/15	675,000	675,000

See financial notes 61

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Texas 1.9%
Austin ISD
ULT Refunding Bonds Series 1998 (GTY: TX Permanent School Fund)		5.00%		08/01/15	250,000	256,833

Harris Cnty
Toll Road ULT & Sub Lien Refunding RB Series 2008A		5.00%		08/15/15	100,000	102,891

Houston ISD
LT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/15	250,000	251,452

Katy ISD
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		6.00%		02/15/15	100,000	100,703

Leander ISD
ULT Refunding Bonds Series 2013A (GTY: TX Permanent School Fund)		0.21%		08/15/15	400,000	399,478

Longview ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		0.19%		02/15/15	1,400,000	1,399,674

Lubbock ISD
ULT Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		02/15/15	325,000	326,477

North East ISD
ULT GO Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/01/15	475,000	476,925

Northside ISD
ULT GO Bonds Series 2008A (GTY: TX Permanent School Fund)		3.75%		08/15/15	100,000	102,167

ULT Refunding Bonds Series 2003B (GTY: TX Permanent School Fund)		3.00%		08/01/15	265,000	269,259

Pasadena ISD
ULT Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/15	225,000	226,316

ULT Refunding Bonds Series 2012D (GTY: TX Permanent School Fund)		4.00%		02/15/15	1,000,000	1,004,672

San Antonio
Electric & Gas Systems RB New Series 2006A		5.00%		02/01/15	975,000	978,894

Electric & Gas Systems Refunding RB Series 2002		5.38%		02/01/15	425,000	426,780

General Improvement Bonds Series 2008		5.00%		08/01/15	150,000	154,118

General Improvement Refunding Bonds Series 2012		4.00%		02/01/15	150,000	150,468

Schertz-Cibolo Universal City ISD
ULT Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		5.00%		02/01/15	250,000	250,971

Socorro ISD
ULT GO Bonds Series 2006A (GTY: TX Permanent School Fund)		5.00%		08/15/15	460,000	473,579

Texas City ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		4.00%		08/15/15	255,000	260,885

Texas Public Finance Auth
GO Refunding Bonds Series 2008		5.00%		10/01/15	150,000	155,340

Willis ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/15/15	775,000	779,573

						8,547,455

Virginia 0.1%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2009C		4.00%		05/15/15	350,000	354,863

62 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Washington 0.9%
Bellevue SD No. 405
ULT GO Refunding Bonds 2010 (GTY: Washington)		5.00%		12/01/15	150,000	156,450

Kelso SD No 458
ULT GO Refunding Bonds 2014 (GTY: Washington)		2.00%		12/01/15	100,000	101,597

Lakewood SD No. 306
ULT GO Bonds 2014 (GTY: Washington)		2.00%		12/01/15	825,000	838,482

Vancouver SD No. 37
ULT GO Refunding Bonds Series 2005 (GTY: Washington)		5.25%		12/01/15	300,000	313,526

Washington
GO Bonds Series 2008A		5.00%		07/01/15	1,045,000	1,069,821

GO Bonds Series 2008C		5.00%		01/01/15	100,000	100,000

GO Bonds Series 2009A		5.00%		07/01/15	180,000	184,252

GO Refunding Bonds Series R2006A		5.00%		07/01/15	605,000	619,243

GO Refunding Bonds Series R2012C		5.00%		07/01/15	100,000	102,362

Motor Vehicle Fuel Tax GO Refunding Bonds Series R 2011C		4.00%		07/01/15	300,000	305,592

Motor Vehicle Fuel Tax GO Refunding Bonds Series R2012B		3.00%		07/01/15	225,000	228,093

						4,019,418

Total Fixed-Rate Securities
(Cost $128,358,207)						128,358,207

Variable-Rate Securities 67.4% of net assets

Massachusetts 62.8%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.05%		01/07/15	4,000,000	4,000,000

GO Bonds Consolidated Loan Series 2007C (ESCROW/LIQ: Credit Suisse AG)	a	0.06%		01/07/15	9,500,000	9,500,000

GO Bonds Consolidated Loan Series 2007C (LIQ: Citibank, NA)	a	0.05%		01/07/15	4,500,000	4,500,000

GO Bonds Consolidated Loan Series 2007C (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	3,900,000	3,900,000

GO Bonds Consolidated Loan Series 2012D		0.21%		01/01/15	9,900,000	9,900,000

GO Bonds Series 2000A (LIQ: Bank of America, NA)		0.02%		01/02/15	2,635,000	2,635,000

GO Consolidated Loan Series 2007 (LIQ: Societe Generale)	a	0.06%		01/07/15	1,085,000	1,085,000

Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A1 (LIQ: Barclays Bank Plc)		0.01%		01/07/15	8,065,000	8,065,000

General Transportation System Bonds Series 2000A2 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		01/07/15	2,000,000	2,000,000

Sr Sales Tax Bonds Series 2010A		0.13%		07/29/15	5,815,000	5,815,000

Massachusetts Dept of Transportation
Sub RB (Contract Assistance Secured) Series 2010A6 (LIQ: Sumitomo Mitsui Banking Corp)		0.02%		01/07/15	2,000,000	2,000,000

Sub RB (Contract Assistance Secured) Series 2010A7 (LIQ: TD Bank NA)		0.04%		01/07/15	2,800,000	2,800,000

Massachusetts Development Finance Agency
Education RB (Cushing Academy) Series 2004 (LOC: TD Bank NA)		0.04%		01/07/15	2,550,000	2,550,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.12%		01/07/15	3,010,000	3,010,000

RB (Boston Univ) Series U3 (LOC: Northern Trust Co)		0.02%		01/07/15	2,800,000	2,800,000

RB (Boston Univ) Series U5B (LOC: Federal Home Loan Bank)		0.05%		01/07/15	4,800,000	4,800,000

See financial notes 63

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (CIL Realty) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.04%		01/07/15	9,085,000	9,085,000

RB (Harvard Univ) Series 2010B2 (LIQ: Bank of America, NA)	a	0.04%		01/07/15	12,500,000	12,500,000

RB (Marine Biological Laboratory) Series 2006 (LOC: PNC Bank NA)		0.03%		01/07/15	7,305,000	7,305,000

RB (Masonic Nursing Home) Series 2002A (LOC: Manufacturers & Traders Trust Co)		0.05%		01/07/15	6,900,000	6,900,000

RB (Partners HealthCare) Series 2014M2 (LOC: Bank of New York Mellon)		0.03%		01/07/15	5,000,000	5,000,000

RB (Partners HealthCare) Series 2014M4 (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	2,500,000	2,500,000

RB (YMCA of Greater Worcester) Series 2006 (LOC: TD Bank NA)		0.04%		01/07/15	3,855,000	3,855,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series F		0.05%		01/07/15	9,300,000	9,300,000

RB (Baystate Medical Center) Series 2005G (LOC: Wells Fargo Bank, NA)		0.01%		01/02/15	4,100,000	4,100,000

RB (Capital Asset Program) Series 2004M4A (LOC: Bank of America, NA)		0.07%		01/07/15	6,045,000	6,045,000

RB (Capital Asset Program) Series M2 (LOC: Bank of America, NA)		0.07%		01/07/15	1,940,000	1,940,000

RB (Great Brook Valley Health Center) Series 2006A (LOC: TD Bank NA)		0.03%		01/07/15	3,240,000	3,240,000

RB (MIT) Series 2001J2		0.03%		01/07/15	650,000	650,000

RB (MIT) Series 2008N (LIQ: Barclays Bank Plc)	a	0.06%		01/07/15	9,470,000	9,470,000

RB (MIT) Series 2008N (LIQ: Citibank, NA)	a	0.04%		01/07/15	2,000,000	2,000,000

RB (Museum of Fine Arts) Series 2007A1 (LIQ: US Bank, NA)		0.02%		01/02/15	3,800,000	3,800,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	2,100,000	2,100,000

RB (Partners HealthCare) Series P1 (LIQ: JPMorgan Chase Bank, NA)		0.02%		01/07/15	11,000,000	11,000,000

RB (Partners HealthCare) Series P2 (LIQ: JPMorgan Chase Bank, NA)		0.01%		01/07/15	2,600,000	2,600,000

RB (Tufts Univ) Series 2008N1 (LIQ: US Bank, NA)		0.02%		01/02/15	6,150,000	6,150,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.04%		01/07/15	7,220,000	7,220,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.04%		01/07/15	8,670,000	8,670,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		01/07/15	1,315,000	1,315,000

Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: Citibank, NA)	a	0.05%		01/07/15	4,125,000	4,125,000

Sr Dedicated Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	3,750,000	3,750,000

Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2006 (LIQ: Credit Suisse AG)	a	0.04%		01/07/15	8,195,000	8,195,000

State Revolving Fund Bonds Series 14 (LIQ: Morgan Stanley Bank NA)	a	0.05%		01/07/15	6,665,000	6,665,000

Massachusetts Water Resources Auth
General Refunding RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.05%		01/07/15	8,895,000	8,895,000

General Refunding RB Series 2008F (LIQ: Bank of New York Mellon)		0.02%		01/07/15	5,520,000	5,520,000

Sub GO Refunding Bonds Series 2012F (GTY/LIQ: Royal Bank of Canada)	a	0.04%		01/07/15	28,295,000	28,295,000

Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.05%		01/07/15	5,500,000	5,500,000

Refunding RB Sr Series 2011-2		0.13%		07/29/15	11,685,000	11,685,000

64 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB Sr Series 2013-3 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	1,500,000	1,500,000

						280,235,000

Connecticut 0.5%
Connecticut
GO Refunding Notes Series 2014A		0.08%	01/01/15	01/01/16	2,000,000	2,000,000

District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.10%		01/07/15	885,000	885,000

Georgia 0.9%
Macon Water Auth
Water & Sewer RB Series 2012		0.05%		01/07/15	4,000,000	4,000,000

Indiana 0.4%
Indiana Educational Facilities Auth
RB (Martin Univ) Series 2001 (LOC: KeyBank NA)		0.16%		01/07/15	1,705,000	1,705,000

Minnesota 0.3%
Minneapolis
M/F Housing RB (Seven Corners Apts) Series 2012F (LOC: Wells Fargo Bank, NA)		0.14%		01/07/15	1,420,000	1,420,000

Pennsylvania 1.5%
Upper St. Clair Township
GO Bonds Series 2008 (LIQ: Bank of New York Mellon)		0.05%		01/07/15	6,855,000	6,855,000

Virginia 0.6%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2005A2		0.05%		01/07/15	2,745,000	2,745,000

Washington 0.2%
Washington Health Care Facilities Auth
RB (Providence Heath & Services) Series 2014D (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		01/07/15	1,000,000	1,000,000

Total Variable-Rate Securities
(Cost $300,845,000)						300,845,000

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $429,203,207.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $140,700,000 or 31.5% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $4,015,000 or 0.9% of net assets.

See financial notes 65

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

At December 31, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

66 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments, at cost and value (Note 2a)		$429,203,207
Cash		17,304,309
Receivables:
Interest		1,057,110
Prepaid expenses	+	3,340

Total assets		447,567,966

Liabilities

Payables:
Investments bought		1,470,867
Shareholder service fees		1,554
Distributions to shareholders		160
Accrued expenses	+	31,127

Total liabilities		1,503,708

Net Assets

Total assets		447,567,966
Total liabilities	−	1,503,708

Net assets		$446,064,258

Net Assets by Source
Capital received from investors		446,064,258

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$446,064,258		445,370,168		$1.00

See financial notes 67

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Interest		$462,942

Expenses

Investment adviser and administrator fees		1,533,479
Shareholder service fees		1,533,479
Portfolio accounting fees		90,885
Professional fees		30,610
Independent trustees’ fees		27,471
Registration fees		23,336
Transfer agent fees		20,495
Shareholder reports		18,109
Custodian fees		13,086
Interest expense		81
Other expenses	+	8,817

Total expenses		3,299,848
Expense reduction by CSIM and its affiliates	−	2,880,650

Net expenses	−	419,198

Net investment income		43,744

Realized Gains (Losses)

Net realized gains on investments		95,081

Increase in net assets resulting from operations		$138,825

68 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$43,744	$43,767
Net realized gains	+	95,081	42,741

Increase in net assets from operations		138,825	86,508

Distributions to Shareholders

Distributions from net investment income		(43,744)	(43,767)
Distributions from net realized gains	+	(36,067)	(15,450)

Total distributions		(79,811)	(59,217)

Transactions in Fund Shares*

Shares sold		1,124,515,404	1,069,441,235
Shares reinvested		78,775	57,890
Shares redeemed	+	(1,108,541,199)	(1,138,558,538)

Net transactions in fund shares		16,052,980	(69,059,413)

Net Assets

Beginning of period		429,952,264	498,984,386
Total increase or decrease	+	16,111,994	(69,032,122)

End of period		$446,064,258	$429,952,264

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 69

 Schwab Municipal Money Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Cash Reserves	Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund

Schwab New York AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts AMT Tax-Free Money Fund each offer one share class: Sweep Shares.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different

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Financial Notes (continued)

2. Significant Accounting Policies (continued):

levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of December 31, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security

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Financial Notes (continued)

2. Significant Accounting Policies (continued):

is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:

A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments

72

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Financial Notes (continued)

3. Credit and Liquidity Enhancements (continued):

in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

% of investments in securities with credit enhancements or liquidity enhancements	67%	61%	77%	67%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	12% (JP Morgan Chase Group)	12% (JP Morgan Chase Group)	13% (Royal Bank of Canada Group)	7% (Royal Bank of Canada Group)

For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC” and/or liquidity agreement “LIQ”, respectively, along with the institution providing the enhancement.

4. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield,

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Financial Notes (continued)

4. Risk Factors (continued):

and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Support Provider Risk. The funds may invest a substantial portion of its assets in securities with guarantees and/or liquidity supports provided by a bank or other financial institution, and the existence and nature of such supports may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity support provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are guaranteed by the same bank or financial institution, these risks may be increased.

State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (“AMT”) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — and indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

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Financial Notes (continued)

5. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the sweep shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Sweep Shares	0.25%	0.10%
Value Advantage Shares*	0.22%	n/a

*	Value Advantage Shares are only offered by Schwab New York AMT Tax-Free Money Fund.

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) as follows:

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Sweep Shares	0.65%	0.65%	0.65%	0.65%
Value Advantage Shares*	0.45%	n/a	n/a	n/a

*	Value Advantage Shares are only offered by Schwab New York AMT Tax-Free Money Fund.

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Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):

In addition, effective January 1, 2014 through December 31, 2014, CSIM and its affiliates agreed to waive an additional amount of the funds’ expenses equal to 0.005% of the funds’ average daily assets.

During the period ended December 31, 2014, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:

	Total	Contractual Expense
	Waived Amount	Limitation Waived Amount

Schwab New York AMT Tax-Free Money Fund	$11,631,333	$1,407,778
Schwab New Jersey AMT Tax-Free Money Fund	4,067,152	605,962
Schwab Pennsylvania Municipal Money Fund	3,263,195	512,188
Schwab Massachusetts AMT Tax-Free Money Fund	2,880,650	473,991

The remainder of the total waived amounts not related to the contractual expense limitations are discussed below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of December 31, 2014, the balance of recoupable waivers is as follows:

	Expiration Date
	December 31, 2015	December 31, 2016	December 31, 2017	Total

Schwab New York AMT Tax-Free Money Fund
Sweep Shares	$7,372,882	$8,547,565	$9,320,578	$25,241,025
Value Advantage Shares	929,692	902,999	902,977	2,735,668
Schwab New Jersey AMT Tax-Free Money Fund	2,612,447	3,107,582	3,461,190	9,181,219
Schwab Pennsylvania Municipal Money Fund	2,126,312	2,620,477	2,751,008	7,497,797
Schwab Massachusetts AMT Tax-Free Money Fund	2,020,908	2,239,785	2,406,659	6,667,352

As of December 31, 2014, recoupable waivers expired as follows:

Schwab New York AMT Tax-Free Money Fund
Sweep Shares	$5,905,518
Value Advantage Shares	781,824
Schwab New Jersey AMT Tax-Free Money Fund	2,335,709
Schwab Pennsylvania Municipal Money Fund	1,709,300
Schwab Massachusetts AMT Tax-Free Money Fund	1,698,125

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2014, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab New York AMT Tax-Free Money Fund	$77,545,000
Schwab New Jersey AMT Tax-Free Money Fund	39,225,000
Schwab Pennsylvania Municipal Money Fund	5,845,000
Schwab Massachusetts AMT Tax-Free Money Fund	2,902,100

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 Schwab Municipal Money Funds

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

As of December 31, 2014, the funds had no undistributed earnings on a tax basis.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the funds had no capital losses deferred and no capital loss carryforwards utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Current period distributions
Tax-exempt income	$192,676	$62,609	$49,673	$43,744
Ordinary income	114,260	—	—	6,221
Long-term capital gains	111,092	36,066	58,563	29,846

Prior period distributions
Tax-exempt income	$197,592	$62,569	$51,723	$43,767
Ordinary income	31,429	12,491	—	3,975
Long-term capital gains	108,260	—	1,459	11,475

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes; there were no such differences in the current year. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

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 Schwab Municipal Money Funds

Financial Notes (continued)

8. Federal Income Taxes (continued):

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2014, the funds made the following reclassifications:

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Capital shares	$285,268	$8,153	$48,022	$59,014
Net realized capital gains and losses	(285,268)	(8,153)	(48,022)	(59,014)

As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the funds did not incur any interest or penalties.

9. Recent Regulatory Development:

On July 23, 2014 the SEC passed new amendments to the rules governing money market funds. The new amendments have mandatory compliance dates, which are staggered over the next two years. Management is currently evaluating the impact of the new amendments and their impact to the funds’ future financial statements and related disclosures.

10. Subsequent Events:

At a meeting held on December 10, 2014, the Board of Trustees approved certain changes to the Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund, and Schwab Massachusetts AMT Tax-Free Money Fund’s name and principal investment strategy. The changes will be effective on or about April 30, 2015, contingent on shareholder approval during the first quarter of 2015. The Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund, and the Schwab Massachusetts AMT Tax-Free Money Funds’ names will change to the “Schwab New York Municipal Money Fund, “Schwab New Jersey Municipal Money Fund,” and the “Schwab Massachusetts Municipal Money Fund,” respectively. In addition, the Funds’ fundamental investment policy to invest at least 80% of net assets in securities that are exempt from AMT will be revised to allow the Funds to invest in securities that are subject to AMT. The New York AMT Tax-Free Money Fund’s new investment objective will be to seek current income that is exempt from federal income and New York State and local income tax consistent with preservation of capital and liquidity. The New Jersey AMT Tax-Free Money Fund’s new investment objective will be to seek current income that is exempt from federal income and New Jersey gross income tax consistent with the preservation of capital and liquidity. The Massachusetts AMT Tax-Free Money Fund’s new investment objective will be to seek current income that is exempt from federal income and Massachusetts personal income tax consistent with preservation of capital and liquidity. Other than the changes discussed above, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

78

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Massachusetts AMT Tax-Free Money Fund (four of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2015

 79

Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) and under California Revenue and Taxation Code section 17145 for the year ended December 31, 2014.

Percentage

Schwab New York AMT Tax-Free Money Fund	100%
Schwab New Jersey AMT Tax-Free Money Fund	100%
Schwab Pennsylvania Municipal Money Fund	100%
Schwab Massachusetts AMT Tax-Free Money Fund	100%

Under Section 852 (b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2014:

Schwab New York AMT Tax-Free Money Fund	$383,672
Schwab New Jersey AMT Tax-Free Money Fund	44,219
Schwab Pennsylvania Municipal Money Fund	106,585
Schwab Massachusetts AMT Tax-Free Money Fund	88,434

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	74	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	74	Director, KLA-Tencor Corporation (2008 – present)

Charles A. Ruffel 1956 Trustee (Trustee of The Charles Schwab Family of Funds since 2015.)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

 81

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

82

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 83

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

Guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

Letter of Credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.

Liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective

84

maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.csimfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 85

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We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

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•	APPLICATION AND REGISTRATION INFORMATION.

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•	TRANSACTION AND EXPERIENCE INFORMATION.

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Safeguarding Your Information — Security Is a Partnership

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We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2014 Schwab Funds. All rights reserved.

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
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Annual report dated December 31, 2014, enclosed.

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Schwab Money Market Fundtm

Annual Report
December 31, 2014

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

For the 12-month reporting period ended December 31, 2014, yields on taxable money market securities remained at extremely low levels due to the Federal Reserve’s efforts to keep short-term interest rates near zero percent.

Dear Shareholder,

I’d like to thank you for trusting us to help you meet your investment goals and for reading this annual report regarding the Schwab Money Market Fund. This fund is designed to offer stability of capital, liquidity, and income, and is meant to help serve as part of the foundation of an investor’s portfolio.

For the 12-month reporting period ended December 31, 2014, yields on taxable money market securities remained at extremely low levels due to the Federal Reserve’s efforts to keep short-term interest rates near zero percent. Overseas, the European Central Bank, the Bank of Japan, and many other central banks also remained focused on keeping interest rates low while attempting to stimulate their stalled economies.

In related industry matters, the Securities and Exchange Commission released final guidance regarding the rules that govern money market funds in July 2014. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. Investors will also benefit from enhanced disclosures and increased protections from these changes.

For more information about these developments, please visit the “Insights” section of www.csimfunds.com, where you’ll find links under the heading, “Money Fund Reform FAQ.” In addition, we are excited to announce the launch of Schwab Government Money Fund Purchased Shares, which you can learn about by visiting our website or by contacting us at 1-800-435-4000. For information about the Schwab Money Market Fund, please continue reading this report.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges, and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing.

2 Schwab Money Market Fund

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Money Market Fund 3

Schwab Money Market Fund™

The Schwab Money Market Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. For the 12-month reporting period ended December 31, 2014, the U.S. economy rebounded, with many economic measures showing signs of improvement. Outside the U.S., however, many economies faltered during the reporting period, contributing to an uncertain global economic outlook and an appreciation of the U.S. dollar versus international currencies. The Fed kept short-term interest rates at or near record lows and in October, concluded measured efforts to hold down long-term interest rates. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 31, 2016.

Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities.

Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. As rates and rate expectations remained low, the weighted average maturity of the fund in general remained extended. With the euro zone generally stable, and support from the European Central Bank for the region’s banking system continuing, the fund continued to selectively invest in securities from European countries such as France, the Netherlands, Switzerland, Sweden, and the United Kingdom. The fund’s investment adviser continues to monitor exposure to Europe broadly, as growth remains weak, inflation remains low, and political risks are heightened. As noted above, the fund continued to waive certain fees and expenses in order to maintain a 0.01% yield. Additionally, money market reform final guidance was released in July 2014 and continues to be closely monitored by the investment adviser.

As of 12/31/14:

 Portfolio Composition By Maturity2

% of investments

1-7 Days	39.8%
8-30 Days	18.7%
31-60 Days	10.0%
61-90 Days	12.4%
91-180 Days	18.2%
More than 180 Days	0.9%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	44 Days
Credit Quality Of Holdings[4] % of portfolio	99.98% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	10.3%
Financial Company	10.8%
Other	1.1%
Certificate Of Deposit	39.1%
Government Agency Debt	0.6%
Treasury Debt	1.1%
Other Instrument	5.8%
Variable Rate Demand Note	0.4%
Other Note	6.3%
Repurchase Agreement
Government Agency	1.5%
Treasury	19.1%
Other	3.9%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Money Market Fundtm

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Fundtm
Sweep
Shares

Ticker Symbol	SWMXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.04%

Seven-Day Effective Yield[1]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.46% to the seven-day yield.

Schwab Money Market Fundtm 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2014 and held through December 31, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled
“Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/14	at 12/31/14	7/1/14–12/31/14

Schwab Money Market Fundtm
Actual Return	0.21%	$1,000.00	$1,000.10	$1.06
Hypothetical 5% Return	0.21%	$1,000.00	$1,024.14	$1.07

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Money Market Fund

Schwab Money Market Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1,2]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.01		0.01

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[3]	0.25	[3]	0.28	[3]	0.25	[3]	0.33	[3]
Gross operating expenses	0.73		0.73		0.73		0.73		0.73
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	14,824		14,969		14,589		14,352		13,409

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)

See financial notes 7

 Schwab Money Market Fund

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

56.8%	Fixed-Rate Obligations	8,421,284,345	8,421,284,345
18.8%	Variable-Rate Obligations	2,778,751,969	2,778,751,969
24.4%	Repurchase Agreements	3,620,594,711	3,620,594,711

100.0%	Total Investments	14,820,631,025	14,820,631,025
0.0%	Other Assets and Liabilities, Net		3,806,549

100.0%	Net Assets		14,824,437,574

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 56.8% of net assets

Asset Backed Commercial Paper 10.3%
Bennington Stark Capital Co, LLC	a,b,c	0.28%		03/02/15	19,000,000	18,991,133

CAFCO, LLC	a,b,c	0.25%		02/11/15	22,000,000	21,993,736
	a,b,c	0.25%		02/13/15	22,000,000	21,993,431
	a,b,c	0.25%		02/19/15	34,000,000	33,988,431
	a,b,c	0.25%		03/09/15	93,000,000	92,956,729
	a,b,c	0.25%		05/04/15	24,000,000	23,979,500

Cancara Asset Securitisation, LLC	a,b,c	0.25%		01/16/15	39,000,000	38,995,938
	a,b,c	0.20%		02/05/15	4,000,000	3,999,222
	a,b,c	0.21%		02/26/15	44,000,000	43,985,627
	a,b,c	0.26%		03/02/15	3,000,000	2,998,700

Cedar Springs Capital Co	a,b,c	0.30%		03/06/15	9,000,000	8,995,200

Charta, LLC	a,b,c	0.25%		01/08/15	50,000,000	49,997,569
	a,b,c	0.25%		02/12/15	11,000,000	10,996,792
	a,b,c	0.25%		02/25/15	7,000,000	6,997,326
	a,b,c	0.25%		05/11/15	16,000,000	15,985,556
	a,b,c	0.25%		05/22/15	16,000,000	15,984,333
	a,b,c	0.25%		06/08/15	32,000,000	31,964,889

Ciesco, LLC	a,b,c	0.25%		01/08/15	21,000,000	20,998,979
	a,b,c	0.25%		01/15/15	39,000,000	38,996,208

Collateralized Commercial Paper Co, LLC	a,b	0.28%		03/02/15	50,000,000	49,976,667
	a,b	0.39%		07/20/15	29,000,000	28,937,167

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/15/15	57,000,000	56,895,500

CRC Funding, LLC	a,b,c	0.25%		01/15/15	44,000,000	43,995,722
	a,b,c	0.25%		02/04/15	33,000,000	32,992,208
	a,b,c	0.25%		02/19/15	15,000,000	14,994,896
	a,b,c	0.25%		03/05/15	19,000,000	18,991,687

8 See financial notes

 Schwab Money Market Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.25%		03/25/15	14,000,000	13,991,931
	a,b,c	0.25%		05/18/15	31,000,000	30,970,507

Crown Point Capital Co, LLC	a,b,c	0.23%		01/06/15	91,000,000	90,997,093

Govco, LLC	a,b,c	0.18%		01/15/15	124,000,000	123,991,320

Jupiter Securitization Corp	a,b,c	0.25%		06/09/15	59,000,000	58,934,854
	a,b,c	0.29%		06/17/15	3,000,000	2,995,964
	a,b,c	0.29%		06/23/15	117,000,000	116,836,948

Lexington Parker Capital Co, LLC	a,b,c	0.26%		02/02/15	10,000,000	9,997,689

Ridgefield Funding Co, LLC	a,b,c	0.26%		02/17/15	50,000,000	49,983,028
	a,b,c	0.26%		03/02/15	3,000,000	2,998,700
	a,b,c	0.35%		06/02/15	51,000,000	50,924,633

Sheffield Receivables Corp	a,b,c	0.25%		01/23/15	10,000,000	9,998,472
	a,b,c	0.22%		02/03/15	9,000,000	8,998,185
	a,b,c	0.25%		02/04/15	14,000,000	13,996,694
	a,b,c	0.25%		02/19/15	8,000,000	7,997,278
	a,b,c	0.25%		03/05/15	6,000,000	5,997,375
	a,b,c	0.25%		03/10/15	35,000,000	34,983,472
	a,b,c	0.25%		03/11/15	25,000,000	24,988,021
	a,b,c	0.25%		03/12/15	20,000,000	19,990,278
	a,b,c	0.25%		03/13/15	20,000,000	19,990,139
	a,b,c	0.25%		03/16/15	7,000,000	6,996,403
	a,b,c	0.26%		03/16/15	32,000,000	31,982,898

Thunder Bay Funding, LLC	a,b,c	0.22%		01/20/15	14,000,000	13,998,374
	a,b,c	0.23%		03/20/15	5,041,000	5,038,488
	a,b,c	0.22%		04/15/15	5,000,000	4,996,822
	a,b,c	0.25%		06/08/15	14,000,000	13,984,639

						1,528,143,351

Financial Company Commercial Paper 7.6%
Barclays US Funding Corp	a	0.30%		02/20/15	14,000,000	13,994,167
	a	0.30%		03/27/15	20,000,000	19,985,833
	a	0.30%		04/01/15	2,000,000	1,998,500

BPCE SA	c	0.24%		01/05/15	54,000,000	53,998,560

DNB Bank ASA		0.24%		04/08/15	83,000,000	82,946,327

General Electric Capital Corp		0.22%		02/12/15	28,000,000	27,992,813
		0.22%		04/14/15	32,000,000	31,979,858
		0.22%		04/16/15	32,000,000	31,979,467
		0.25%		06/24/15	4,000,000	3,995,167
		0.25%		06/26/15	81,000,000	80,901,000

ING (U.S.) Funding, LLC	a	0.27%		04/01/15	88,000,000	87,940,600
	a	0.30%		06/01/15	72,000,000	71,909,400

Lloyds Bank, PLC		0.27%		04/20/15	41,000,000	40,966,482

Macquarie Bank, Ltd		0.26%		03/13/15	39,000,000	38,980,002
		0.26%		03/17/15	8,000,000	7,995,666

Nationwide Building Society		0.21%		01/05/15	43,000,000	42,998,997
		0.20%		02/09/15	3,000,000	2,999,350
		0.25%		04/02/15	92,000,000	91,941,861

Natixis SA		0.05%		01/02/15	130,000,000	129,999,819

See financial notes 9

 Schwab Money Market Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Oversea-Chinese Banking Corp, Ltd		0.24%		06/01/15	59,000,000	58,940,607

PNC Bank, NA		0.32%		06/10/15	14,000,000	13,980,089

Skandinaviska Enskilda Banken AB		0.27%		03/17/15	57,000,000	56,968,531
		0.26%		04/01/15	17,000,000	16,988,950

State Street Corp		0.30%		06/17/15	39,000,000	38,945,725

Swedbank AB		0.25%		03/25/15	2,000,000	1,998,847
		0.24%		04/17/15	35,000,000	34,975,782

United Overseas Bank, Ltd		0.25%		03/03/15	15,000,000	14,993,646
		0.25%		03/04/15	30,000,000	29,987,083

						1,133,283,129

Other Commercial Paper 1.1%
Toyota Motor Credit Corp		0.23%		05/14/15	42,000,000	41,964,311
		0.23%		05/18/15	119,000,000	118,895,842

						160,860,153

Certificates of Deposit 28.7%
Abbey National Treasury Services PLC	a	0.25%		02/17/15	72,000,000	72,000,000

Bank of Montreal		0.12%		01/02/15	49,000,000	49,000,000
		0.20%		01/12/15	27,000,000	27,000,000
		0.17%		01/21/15	100,000,000	100,000,000
		0.23%		03/12/15	30,000,000	30,000,000
		0.22%		04/09/15	93,000,000	93,000,000
		0.23%		05/11/15	68,000,000	68,000,000

Bank of Nova Scotia		0.20%		01/15/15	4,000,000	4,000,000

Bank of the West		0.22%		02/10/15	1,000,000	1,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.13%		01/02/15	55,000,000	55,000,000
		0.25%		02/23/15	5,000,000	5,000,000
		0.30%		03/02/15	87,000,000	87,000,000
		0.25%		03/03/15	7,000,000	7,000,000
		0.30%		03/03/15	56,000,000	56,000,000
		0.30%		03/11/15	1,000,000	1,000,000
		0.30%		03/13/15	1,000,000	1,000,000
		0.29%		04/06/15	3,000,000	3,000,000
		0.30%		04/06/15	40,000,000	40,000,000

Barclays Bank PLC		0.30%		02/03/15	103,000,000	103,000,000
		0.30%		02/04/15	16,000,000	16,000,000
		0.30%		02/06/15	5,000,000	5,000,000
		0.36%		04/17/15	59,000,000	59,000,000

BNP Paribas		0.30%		06/01/15	31,000,000	31,000,000
		0.30%		06/03/15	62,000,000	62,000,000

Canadian Imperial Bank of Commerce		0.25%		06/17/15	28,000,000	28,000,000

Chase Bank USA, NA		0.38%		01/02/15	40,000,000	40,000,000
		0.25%		02/02/15	4,000,000	4,000,000

Citibank, NA		0.25%		02/09/15	13,000,000	13,000,000
		0.25%		02/12/15	10,000,000	10,000,000
		0.25%		02/25/15	29,000,000	29,000,000
		0.25%		03/26/15	89,000,000	89,000,000

10 See financial notes

 Schwab Money Market Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.25%		03/27/15	4,000,000	4,000,000
		0.25%		04/01/15	5,000,000	5,000,000
		0.25%		05/04/15	114,000,000	114,000,000

Credit Agricole Corporate and Investment Bank		0.24%		01/02/15	1,000,000	1,000,000
		0.25%		01/09/15	8,000,000	8,000,000
		0.22%		02/02/15	46,000,000	46,000,000
		0.28%		04/01/15	61,000,000	61,000,000

Credit Suisse AG		0.33%		03/09/15	7,000,000	7,000,000
		0.33%		03/13/15	15,000,000	15,000,000
		0.33%		03/16/15	18,000,000	18,000,000
		0.33%		03/26/15	106,000,000	106,000,000
		0.33%		06/10/15	38,000,000	38,000,000
		0.33%		06/18/15	93,000,000	93,000,000

HSBC Bank USA		0.25%		06/01/15	37,000,000	37,000,000

ING Bank NV		0.30%		04/24/15	72,000,000	72,000,000
		0.30%		05/11/15	2,000,000	2,000,000
		0.30%		05/12/15	30,000,000	30,000,000
		0.30%		05/18/15	3,000,000	3,000,000
		0.30%		05/21/15	6,000,000	6,000,000

JPMorgan Chase Bank, NA		0.38%		01/02/15	5,000,000	5,000,000
		0.32%		02/03/15	13,000,000	13,000,000

Lloyds Bank PLC		0.48%		03/17/15	11,000,000	11,000,000
		0.48%		03/18/15	45,000,000	45,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		01/09/15	4,000,000	4,000,000
		0.25%		01/13/15	32,000,000	32,000,000
		0.26%		02/03/15	67,000,000	67,000,000
		0.26%		02/06/15	17,000,000	17,000,000
		0.26%		02/23/15	24,000,000	24,000,000
		0.26%		02/24/15	13,000,000	13,000,000
		0.25%		04/09/15	9,000,000	9,000,000
		0.25%		04/21/15	14,000,000	14,000,000
		0.25%		05/06/15	15,000,000	15,000,000
		0.28%		06/29/15	29,000,000	29,000,000
		0.30%		07/01/15	108,000,000	108,000,000

Mizuho Bank, Ltd		0.25%		01/14/15	15,000,000	15,000,000
		0.20%		02/09/15	28,000,000	28,000,000
		0.20%		02/10/15	32,000,000	32,000,000
		0.25%		02/13/15	28,000,000	28,000,000
		0.20%		02/17/15	27,000,000	27,000,000
		0.21%		03/02/15	3,000,000	3,000,000
		0.25%		03/09/15	82,000,000	82,000,000
		0.25%		05/07/15	44,000,000	44,000,000
		0.26%		06/16/15	22,000,000	22,000,000
		0.30%		06/24/15	5,000,000	5,000,000

Natixis SA		0.22%		01/14/15	17,000,000	17,000,000

Nordea Bank Finland PLC		0.22%		03/23/15	144,000,000	143,998,382

Oversea-Chinese Banking Corp, Ltd		0.18%		01/05/15	40,000,000	40,000,000
		0.23%		01/20/15	37,000,000	36,999,805

Rabobank Nederland		0.23%		01/26/15	126,000,000	126,000,000
		0.25%		06/11/15	46,000,000	46,000,000

Societe Generale		0.23%		02/02/15	12,000,000	12,000,000

See financial notes 11

 Schwab Money Market Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.22%		02/03/15	24,000,000	24,000,000

State Street Bank & Trust Company, NA		0.22%		01/21/15	145,000,000	145,000,000

Sumitomo Mitsui Banking Corp		0.12%		01/02/15	17,000,000	17,000,000
		0.25%		01/27/15	54,000,000	54,000,000
		0.25%		02/06/15	32,000,000	32,000,000
		0.37%		02/06/15	80,000,000	80,000,000
		0.25%		02/13/15	27,000,000	27,000,000
		0.30%		03/02/15	29,000,000	29,000,000
		0.30%		03/03/15	9,000,000	9,000,000
		0.25%		03/09/15	30,000,000	30,000,000
		0.30%		03/09/15	47,000,000	47,000,000
		0.30%		03/12/15	4,000,000	4,000,000
		0.25%		04/01/15	4,000,000	4,000,000
		0.25%		04/14/15	43,000,000	43,000,000
		0.25%		04/15/15	19,000,000	19,000,000
		0.25%		05/14/15	10,000,000	10,000,000
		0.26%		06/08/15	6,000,000	6,000,000
		0.30%		06/09/15	28,000,000	28,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.20%		01/05/15	6,000,000	6,000,000
		0.20%		01/14/15	55,000,000	55,000,000
		0.20%		01/21/15	6,000,000	6,000,000
		0.20%		01/30/15	55,000,000	55,000,000

Swedbank AB		0.26%		06/01/15	7,000,000	7,000,000

Toronto-Dominion Bank		0.09%		01/02/15	45,000,000	45,000,000
		0.08%		01/06/15	207,000,000	207,000,000
		0.20%		01/12/15	38,000,000	38,000,000
		0.24%		01/22/15	55,000,000	55,000,000
		0.22%		01/23/15	57,000,000	57,000,000

UBS AG		0.25%		02/17/15	30,000,000	30,000,000
		0.25%		02/18/15	66,000,000	66,000,000
		0.25%		04/02/15	50,000,000	50,000,000

						4,252,998,187

Government Agency Debt 0.6%
Federal Home Loan Bank		0.09%		01/02/15	35,000,000	34,999,912
		0.07%		01/28/15	5,000,000	4,999,738

Freddie Mac		0.09%		01/02/15	50,000,000	49,999,875

						89,999,525

Other Instruments 5.8%
Australia & New Zealand Banking Group, Ltd		0.07%		01/02/15	55,000,000	55,000,000
		0.12%		01/05/15	75,000,000	75,000,000

Canadian Imperial Bank of Commerce		0.04%		01/02/15	100,000,000	100,000,000

National Australia Bank, Ltd		0.05%		01/02/15	190,000,000	190,000,000

National Bank of Canada		0.09%		01/05/15	145,000,000	145,000,000

Svenska Handelsbanken AB		0.04%		01/02/15	295,000,000	295,000,000

						860,000,000

12 See financial notes

 Schwab Money Market Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Notes 2.7%
Bank of America, NA		0.25%		01/09/15	92,000,000	92,000,000
		0.25%		01/26/15	46,000,000	46,000,000
		0.25%		02/17/15	63,000,000	63,000,000
		0.25%		04/17/15	129,000,000	129,000,000
		0.25%		04/22/15	15,000,000	15,000,000
		0.25%		06/04/15	9,000,000	9,000,000
		0.25%		06/15/15	25,000,000	25,000,000
		0.28%		06/18/15	17,000,000	17,000,000

						396,000,000

Total Fixed-Rate Obligations
(Cost $8,421,284,345)						8,421,284,345

Variable-Rate Obligations 18.8% of net assets

Financial Company Commercial Paper 3.2%
Australia & New Zealand Banking Group, Ltd		0.25%	01/12/15	11/10/15	45,000,000	45,000,000

Commonwealth Bank of Australia	c	0.26%	01/29/15	10/29/15	46,000,000	45,996,560
	c	0.26%	01/20/15	11/19/15	112,000,000	111,994,935

Westpac Banking Corp	c	0.28%	01/02/15	01/12/15	95,000,000	95,000,000
	c	0.23%	01/20/15	02/19/15	40,000,000	40,000,000
	c	0.24%	01/12/15	06/12/15	46,000,000	46,000,000
	c	0.25%	01/27/15	07/27/15	90,000,000	90,000,000

						473,991,495

Certificates of Deposit 10.4%
Abbey National Treasury Services PLC	a	0.31%	01/05/15	02/04/15	75,000,000	75,000,000

Bank of Nova Scotia		0.24%	01/26/15	05/26/15	119,000,000	119,000,000

Commonwealth Bank of Australia		0.25%	01/26/15	02/25/15	30,000,000	30,000,000
		0.24%	01/05/15	03/04/15	20,000,000	20,000,000
		0.24%	01/20/15	06/19/15	18,000,000	18,000,000
		0.24%	01/09/15	10/09/15	104,000,000	104,000,000

JPMorgan Chase Bank, NA		0.30%	01/23/15	10/23/15	54,000,000	54,000,000

Rabobank Nederland		0.23%	01/20/15	04/20/15	145,000,000	145,000,000
		0.23%	01/07/15	05/07/15	118,000,000	118,000,000

Royal Bank of Canada		0.24%	01/05/15	03/04/15	50,000,000	50,000,000
		0.25%	01/05/15	09/04/15	39,000,000	39,000,000
		0.27%	01/12/15	12/10/15	39,000,000	39,000,000

Toronto-Dominion Bank		0.23%	01/20/15	06/17/15	50,000,000	50,000,000
		0.24%	01/21/15	07/21/15	92,000,000	92,000,000

Wells Fargo Bank, NA		0.23%		01/09/15	100,000,000	100,000,000
		0.23%		01/14/15	91,000,000	91,000,000
		0.23%	01/07/15	04/07/15	107,000,000	107,000,000
		0.22%	01/02/15	05/01/15	38,000,000	38,000,000
		0.26%	01/20/15	11/18/15	23,000,000	23,000,000
		0.27%	01/21/15	11/23/15	23,000,000	23,000,000
		0.27%	01/26/15	11/25/15	35,000,000	35,000,000

Westpac Banking Corp		0.24%	01/27/15	03/27/15	40,000,000	40,000,000
		0.24%	01/05/15	05/05/15	50,000,000	50,000,000
		0.24%	01/12/15	05/11/15	20,000,000	20,000,000

See financial notes 13

 Schwab Money Market Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.25%	01/20/15	08/19/15	40,000,000	40,000,000
		0.26%	01/26/15	08/25/15	8,000,000	8,000,000
		0.26%	01/23/15	10/23/15	15,000,000	15,000,000

						1,543,000,000

Treasury Debt 1.1%
United States Treasury Department		0.09%	01/02/15	01/31/16	103,000,000	102,986,364
		0.11%	01/02/15	07/31/16	63,000,000	63,000,000

						165,986,364

Variable Rate Demand Notes 0.4%
ABAG Finance Auth
Taxable RB (Public Policy Institute of California) Series 2001	a	0.20%		01/07/15	17,550,000	17,550,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.16%		01/07/15	1,575,000	1,575,000

Illinois Regional Transportation Auth
General Obligation Working Cash Notes Series 2014A1	a,c	0.11%		01/02/15	3,990,000	3,990,000

New Jersey Economic Development Auth
Lease Refunding RB (Camden Center Urban Renewal) Series 2002A	a	0.27%		01/07/15	11,275,000	11,275,000
Lease Refunding RB (Camden Center Urban Renewal) Series 2002B	a	0.27%		01/07/15	20,000,000	20,000,000

						54,390,000

Other Notes 3.7%
Bank of America, NA		0.36%	01/05/15	03/05/15	40,000,000	40,000,000

JPMorgan Chase Bank, NA		0.36%	03/09/15	11/06/15	114,000,000	114,058,710
		0.35%	01/22/15	01/22/16	25,000,000	25,000,000

Royal Bank of Canada		0.33%	01/02/15	12/31/15	50,000,000	50,000,000
		0.35%	01/05/15	01/04/16	100,000,000	100,000,000
	c	0.32%	01/07/15	01/07/16	75,000,000	75,000,000

Wells Fargo Bank, NA		0.33%	03/16/15	01/15/16	135,000,000	135,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,325,400	2,325,400

						541,384,110

Total Variable-Rate Obligations
(Cost $2,778,751,969)						2,778,751,969

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 24.4% of net assets

Government Agency Repurchase Agreements* 1.5%
Bank of Nova Scotia
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $29,870,001, 2.87% - 4.50%, due 10/01/26 - 12/01/44)		0.10%		01/02/15	29,000,161	29,000,000

14 See financial notes

 Schwab Money Market Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

BNP Paribas Securities Corp
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $93,274,807, 0.48% - 4.50%, due 12/20/42 - 01/25/45)		0.06%		01/02/15	90,000,300	90,000,000

JP Morgan Securities, LLC
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $39,140,001, 3.00%, due 10/01/32 - 12/01/42)		0.10%		01/02/15	38,000,211	38,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $26,780,001, 2.23% - 2.34%, due 10/20/64 - 11/20/64)		0.08%		01/02/15	26,000,116	26,000,000

Mizuho Securities USA, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $32,960,001, 0.51% - 5.00%, due 03/15/41 - 08/25/41)		0.08%		01/02/15	32,000,142	32,000,000

Morgan Stanley & Co. LLC
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $6,120,000, 2.65% - 4.00%, due 10/01/40 - 12/01/44)		0.08%		01/02/15	6,000,027	6,000,000

						221,000,000

Treasury Repurchase Agreements 19.0%
Barclays Capital, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $606,677, 0.88%, due 04/30/17)		0.05%		01/02/15	594,713	594,711

Federal Reserve Bank of New York
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $644,001,847, 4.75%, due 02/15/41)		0.05%		01/02/15	644,001,789	644,000,000
Issued 12/15/14, repurchase date 01/05/15 (Collateralized by U.S. Treasury Securities valued at $501,796,377, 1.38% - 4.00%, due 08/15/18 - 08/15/22)		0.07%		01/05/15	500,020,417	500,000,000
Issued 12/29/14, repurchase date 01/05/15 (Collateralized by U.S. Treasury Securities valued at $1,146,893,743, 2.13% - 2.50%, due 02/29/16 - 08/15/23)		0.10%		01/05/15	1,146,022,283	1,146,000,000
Issued 12/22/14, repurchase date 01/05/15 (Collateralized by U.S. Treasury Securities valued at $350,184,546, 1.63% - 4.50%, due 08/15/22 - 05/15/38)		0.10%		01/05/15	345,013,417	345,000,000

JP Morgan Securities, LLC
Issued 12/12/14, repurchase date 01/15/15 (Collateralized by U.S. Treasury Securities valued at $123,425,883, 0.63% - 1.75%, due 04/30/18 - 10/31/20)		0.09%		01/07/15	121,007,865	121,000,000
Issued 12/12/14, repurchase date 01/22/15 (Collateralized by U.S. Treasury Securities valued at $69,363,295, 0.63% - 1.75%, due 04/30/18 - 05/15/22)		0.09%		01/07/15	68,004,420	68,000,000

						2,824,594,711

Other Repurchase Agreements** 3.9%
BNP Paribas Securities Corp
Issued 12/02/14, repurchase date 02/09/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $17,245,957, 0.42% - 5.75%, due 03/06/17 - 03/25/37)		0.26%		01/07/15	15,003,900	15,000,000

See financial notes 15

 Schwab Money Market Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 11/19/14, repurchase date 02/17/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,500,000, 0.38% - 8.13%, due 05/21/18 - 10/02/43)		0.46%		01/07/15	30,018,783	30,000,000

Credit Suisse Securities (USA), LLC
Issued 10/21/14, repurchase date 02/03/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $25,303,102, 5.54% - 5.80%, due 09/15/39 - 08/10/45)	d	0.65%		02/03/15	22,041,708	22,000,000
Issued 10/27/14, repurchase date 02/09/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $63,251,242, 0.37%, due 05/25/47)	d	0.65%		02/09/15	55,104,271	55,000,000
Issued 10/28/14, repurchase date 02/10/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $47,150,398, 5.29% - 6.00%, due 02/25/36 - 06/25/36)	d	0.65%		02/10/15	41,077,729	41,000,000
Issued 11/13/14, repurchase date 02/25/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,153,990, 5.90%, due 09/15/39)	d	0.65%		02/25/15	1,001,878	1,000,000
Issued 12/19/14, repurchase date 04/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,500,185, 5.38% - 5.77%, due 05/15/46 - 12/10/46)	d	0.65%		04/02/15	30,056,333	30,000,000

JP Morgan Securities, LLC
Issued 12/04/14, repurchase date 06/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $135,762,084, 0.61% - 8.88%, due 11/15/15 - 06/25/58)	d	0.61%		03/31/15	118,233,935	118,000,000
Issued 12/17/14, repurchase date 06/15/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $124,229,463, 1.25% - 8.88%, due 11/15/15 - 12/20/49)	d	0.61%		03/31/15	108,190,320	108,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 11/07/14, repurchase date 02/06/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $178,250,000, 0.00% - 10.50%, due 06/15/20 - 06/25/58)	d	0.55%		02/04/15	155,210,757	155,000,000

						575,000,000

Total Repurchase Agreements
(Cost $3,620,594,711)						3,620,594,711

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $14,820,631,025.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,011,209,572 or 13.6% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $532,325,400 or 3.6% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

16 See financial notes

 Schwab Money Market Fund

Portfolio Holdings continued

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
RB —	Revenue bond

At December 31, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

See financial notes 17

 Schwab Money Market Fund

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments, at cost and value		$11,200,036,314
Repurchase agreements, at cost and value	+	3,620,594,711

Total investments, at cost and value (Note 2a)		14,820,631,025
Cash		393
Receivables:
Interest		4,811,480
Prepaid expenses	+	111,936

Total assets		14,825,554,834

Liabilities

Payables:
Shareholder service fees		739,454
Distributions to shareholders		12,796
Accrued expenses	+	365,010

Total liabilities		1,117,260

Net Assets

Total assets		14,825,554,834
Total liabilities	−	1,117,260

Net assets		$14,824,437,574

Net Assets by Source
Capital received from investors		14,826,494,500
Net realized capital losses		(2,056,926)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$14,824,437,574		14,824,403,153		$1.00

18 See financial notes

 Schwab Money Market Fund

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Interest		$32,881,211

Expenses

Investment adviser and administrator fees		46,658,703
Shareholder service fees		59,144,938
Shareholder reports		723,395
Custodian fees		435,430
Portfolio accounting fees		392,361
Registration fees		190,159
Professional fees		70,577
Independent trustees’ fees		67,068
Transfer agent fees		21,934
Interest expense		1
Other expenses	+	269,243

Total expenses		107,973,809
Expense reduction by CSIM and its affiliates	−	76,571,220

Net expenses	−	31,402,589

Net investment income		1,478,622

Increase in net assets resulting from operations		$1,478,622

See financial notes 19

 Schwab Money Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$1,478,622	$1,457,955
Net realized gains	+	—	227

Increase in net assets from operations		1,478,622	1,458,182

Distributions to Shareholders

Distributions from net investment income		(1,478,622)	(1,457,955)

Transactions in Fund Shares*

Shares sold		38,274,525,149	37,228,929,755
Shares reinvested		1,375,524	1,337,315
Shares redeemed	+	(38,420,387,841)	(36,850,126,173)

Net transactions in fund shares		(144,487,168)	380,140,897

Net Assets

Beginning of period		14,968,924,742	14,588,783,618
Total increase or decrease	+	(144,487,168)	380,141,124

End of period		$14,824,437,574	$14,968,924,742

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

20 See financial notes

 Schwab Money Market Fund

Financial Notes

1. Business Structure of the Fund:

Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Cash Reserves	Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund

Schwab Money Market Fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 21

 Schwab Money Market Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of December 31, 2014, the fund had investments in repurchase agreements with a gross value of $3,620,594,711 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

22

 Schwab Money Market Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

 23

 Schwab Money Market Fund

Financial Notes (continued)

3. Risk Factors (continued):

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

24

 Schwab Money Market Fund

Financial Notes (continued)

3. Risk Factors (continued):

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — an indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

 25

 Schwab Money Market Fund

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.71%.

In addition, effective January 1, 2014 through December 31, 2014, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets.

During the period ended December 31, 2014, the fund waived $76,571,220 in expenses of which $8,172,520 was waived in accordance with the contractual expense limitation agreement noted above and the remainder to maintain a positive net yield as noted below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreement noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of December 31, 2014, the balance of recoupable waivers is as follows:

Expiration Date
December 31, 2015	December 31, 2016	December 31, 2017	Total

$57,327,681	$61,651,389	$68,398,700	$187,377,770

As of December 31, 2014, the fund had recoupable waivers expire in the amount of $59,017,389.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

As of December 31, 2014, the fund had no undistributed earnings on a tax basis.

26

 Schwab Money Market Fund

Financial Notes (continued)

7. Federal Income Taxes (continued):

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the fund had capital loss carryforwards of $2,056,926 available to offset future net capital gains before the expiration date of December 31, 2017.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the fund had no capital losses deferred and no capital loss carryforwards utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$1,478,622

Prior period distributions
Ordinary income	$1,457,955

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2014, no such reclassifications were required.

As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

8. Recent Regulatory Development:

On July 23, 2014 the SEC passed new amendments to the rules governing money market funds. The new amendments have mandatory compliance dates, which are staggered over the next two years. Management is currently evaluating the impact of the new amendments and their impact to the fund’s future financial statements and related disclosures.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Fund (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2015

28

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	74	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	74	Director, KLA-Tencor Corporation (2008 – present)

Charles A. Ruffel 1956 Trustee (Trustee of The Charles Schwab Family of Funds since 2015.)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

 29

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

30

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 31

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

32

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.csimfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 33

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2014 Schwab Funds. All rights reserved.

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31359-10
00132604

Annual report dated December 31, 2014, enclosed.

Schwab Cash Reservestm

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Schwab Cash Reservestm

Annual Report
December 31, 2014

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

For the 12-month reporting period ended December 31, 2014, yields on taxable money market securities remained at extremely low levels due to the Federal Reserve’s efforts to keep short-term interest rates near zero percent.

Dear Shareholder,

I’d like to thank you for trusting us to help you meet your investment goals, and for reading this annual report regarding Schwab Cash Reserves. This fund is designed to offer stability of capital, liquidity, and income, and is meant to help serve as part of the foundation of an investor’s portfolio.

For the 12-month reporting period ended December 31, 2014, yields on taxable money market securities remained at extremely low levels due to the Federal Reserve’s efforts to keep short-term interest rates near zero percent. Overseas, the European Central Bank, the Bank of Japan, and many other central banks also remained focused on keeping interest rates low while attempting to stimulate their stalled economies.

In related industry matters, the Securities and Exchange Commission released final guidance regarding the rules that govern money market funds in July 2014. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. Investors will also benefit from enhanced disclosures and increased protections from these changes.

For more information about these developments, please visit the “Insights” section of www.csimfunds.com, where you’ll find links under the heading, “Money Fund Reform FAQ.” In addition, we are excited to announce the launch of Schwab Government Money Fund Purchased Shares, which you can learn about by visiting our website or by contacting us at 1-800-435-4000. For information about Schwab Cash Reserves, please continue reading this report.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges, and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing.

2 Schwab Cash Reserves

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Cash Reserves 3

Schwab Cash Reserves™

Schwab Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.1 For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. For the 12-month reporting period ended December 31, 2014, the U.S. economy rebounded, with many economic measures showing signs of improvement. Outside the U.S., however, many economies faltered during the reporting period, contributing to an uncertain global economic outlook and an appreciation of the U.S. dollar versus international currencies. The Fed kept short-term interest rates at or near record lows and in October, concluded measured efforts to hold down long-term interest rates. The Fed also continued to perform daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important source of taxable money market supply and serves as another tool to help the Fed manage its policies. The program is set to continue through January 31, 2016.

Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities.

Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. As rates and rate expectations remained low, the weighted average maturity of the fund in general remained extended. With the euro zone generally stable, and support from the European Central Bank for the region’s banking system continuing, the fund continued to selectively invest in securities from European countries such as France, the Netherlands, Switzerland, Sweden, and the United Kingdom. The fund’s investment adviser continues to monitor exposure to Europe broadly, as growth remains weak, inflation remains low, and political risks are heightened. As noted above, the fund continued to waive certain fees and expenses and ended the reporting period with a 0.06% yield. Additionally, money market reform final guidance was released in July 2014 and continues to be closely monitored by the investment adviser.

As of 12/31/14:

 Portfolio Composition By Maturity2

% of investments

1-7 Days	37.3%
8-30 Days	19.1%
31-60 Days	12.1%
61-90 Days	11.6%
91-180 Days	18.9%
More than 180 Days	1.0%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	46 Days
Credit Quality Of Holdings[4] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	8.4%
Financial Company	7.2%
Other	1.1%
Certificate Of Deposit	43.9%
Government Agency Debt	0.3%
Treasury Debt	1.0%
Other Instrument	6.0%
Variable Rate Demand Note	0.2%
Other Note	6.9%
Repurchase Agreement
Government Agency	2.5%
Treasury	18.5%
Other	4.0%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

[1]	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[2]	As shown in the Portfolio Holdings section of the shareholder report.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Cash Reservestm

Performance and Fund Facts as of 12/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Cash Reservestm
Sweep
Shares

Ticker Symbol	SWSXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.06%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.02%

Seven-Day Effective Yield[1]	0.06%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.46% to the seven-day yield.

Schwab Cash Reservestm 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2014 and held through December 31, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled
“Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/14	at 12/31/14	7/1/14–12/31/14

Schwab Cash Reservestm
Actual Return	0.16%	$1,000.00	$1,000.30	$0.81
Hypothetical 5% Return	0.16%	$1,000.00	$1,024.39	$0.82

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Cash Reserves

Schwab Cash Reserves™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–
	12/31/14		12/31/13		12/31/12		12/31/11		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1,2]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.06		0.06		0.06		0.06		0.07

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.16	[3]	0.20	[3]	0.23	[3,4]	0.20	[3]	0.28	[3]
Gross operating expenses	0.70		0.70		0.70	[4]	0.71		0.71
Net investment income (loss)	0.06		0.06		0.06		0.06		0.07
Net assets, end of period ($ x 1,000,000)	39,326		39,452		37,498		34,077		32,419

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4 The ratio of gross operating expenses would have been 0.71%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.

See financial notes 7

 Schwab Cash Reserves

Portfolio Holdings as of December 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

56.7%	Fixed-Rate Obligations	22,318,423,232	22,318,423,232
18.3%	Variable-Rate Obligations	7,183,251,983	7,183,251,983
25.0%	Repurchase Agreements	9,813,541,361	9,813,541,361

100.0%	Total Investments	39,315,216,576	39,315,216,576
0.0%	Other Assets and Liabilities, Net		11,155,005

100.0%	Net Assets		39,326,371,581

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 56.7% of net assets

Asset Backed Commercial Paper 8.3%
Bennington Stark Capital Co, LLC	a,b,c	0.28%		03/16/15	76,000,000	75,956,258

CAFCO, LLC	a,b,c	0.25%		01/02/15	22,000,000	21,999,847
	a,b,c	0.25%		02/11/15	60,000,000	59,982,917
	a,b,c	0.25%		02/12/15	25,000,000	24,992,708
	a,b,c	0.25%		02/13/15	20,000,000	19,994,028
	a,b,c	0.25%		02/19/15	12,000,000	11,995,917
	a,b,c	0.25%		03/03/15	36,000,000	35,984,750
	a,b,c	0.25%		03/09/15	73,000,000	72,966,035
	a,b,c	0.25%		05/04/15	16,000,000	15,986,333
	a,b,c	0.25%		06/04/15	4,000,000	3,995,722

Cancara Asset Securitisation, LLC	a,b,c	0.25%		01/30/15	3,000,000	2,999,396
	a,b,c	0.20%		02/05/15	141,000,000	140,972,583
	a,b,c	0.25%		02/12/15	5,000,000	4,998,542
	a,b,c	0.21%		02/26/15	281,000,000	280,908,207
	a,b,c	0.26%		03/02/15	7,000,000	6,996,967
	a,b,c	0.27%		04/20/15	43,000,000	42,964,847

Cedar Springs Capital Co	a,b,c	0.30%		03/06/15	22,000,000	21,988,267

Chariot Funding, LLC	a,b,c	0.29%		07/01/15	39,000,000	38,943,136

Charta, LLC	a,b,c	0.25%		01/02/15	42,000,000	41,999,708
	a,b,c	0.25%		01/08/15	108,000,000	107,994,750
	a,b,c	0.25%		02/12/15	30,000,000	29,991,250
	a,b,c	0.25%		02/18/15	30,000,000	29,990,000
	a,b,c	0.25%		03/25/15	30,000,000	29,982,708
	a,b,c	0.25%		05/11/15	10,000,000	9,990,972
	a,b,c	0.25%		05/22/15	34,000,000	33,966,708

Ciesco, LLC	a,b,c	0.25%		02/10/15	70,000,000	69,980,555
	a,b,c	0.25%		02/18/15	22,000,000	21,992,667
	a,b,c	0.25%		05/04/15	45,000,000	44,961,562

8 See financial notes

 Schwab Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Collateralized Commercial Paper Co, LLC	a,b	0.28%		03/02/15	211,000,000	210,901,533
	a,b	0.30%		06/02/15	40,000,000	39,949,334
	a,b	0.38%		06/08/15	17,000,000	16,971,648

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/10/15	192,000,000	191,658,667
	b,c	0.33%		07/06/15	13,000,000	12,977,835

CRC Funding, LLC	a,b,c	0.25%		01/15/15	6,000,000	5,999,417
	a,b,c	0.25%		02/18/15	30,000,000	29,990,000
	a,b,c	0.25%		03/05/15	19,000,000	18,991,687
	a,b,c	0.25%		03/09/15	50,000,000	49,976,736
	a,b,c	0.25%		03/25/15	44,000,000	43,974,639
	a,b,c	0.25%		05/04/15	90,000,000	89,923,125

Crown Point Capital Co, LLC	a,b,c	0.23%		01/06/15	40,000,000	39,998,722
	a,b,c	0.23%		01/13/15	59,000,000	58,995,477
	a,b,c	0.26%		02/02/15	16,000,000	15,996,302

Jupiter Securitization Corp	a,b,c	0.25%		06/09/15	47,000,000	46,948,104
	a,b,c	0.29%		07/01/15	82,000,000	81,880,440

Old Line Funding, LLC	a,b,c	0.22%		01/29/15	22,000,000	21,996,236
	a,b,c	0.22%		04/17/15	10,000,000	9,993,522
	a,b,c	0.25%		06/02/15	46,000,000	45,951,444
	a,b,c	0.25%		06/04/15	44,000,000	43,952,944

Ridgefield Funding Co, LLC	a,b,c	0.26%		03/02/15	122,000,000	121,947,134
	a,b,c	0.31%		04/08/15	142,000,000	141,881,391
	a,b,c	0.35%		06/02/15	2,000,000	1,997,044
	a,b,c	0.35%		06/18/15	28,000,000	27,954,267

Sheffield Receivables Corp	a,b,c	0.25%		01/16/15	50,000,000	49,994,792
	a,b,c	0.25%		01/20/15	49,000,000	48,993,534
	a,b,c	0.25%		01/23/15	11,000,000	10,998,319
	a,b,c	0.22%		02/03/15	14,000,000	13,997,177
	a,b,c	0.25%		02/17/15	40,000,000	39,986,944
	a,b,c	0.25%		02/18/15	22,000,000	21,992,667
	a,b,c	0.25%		02/19/15	17,000,000	16,994,216
	a,b,c	0.25%		03/05/15	24,000,000	23,989,500
	a,b,c	0.25%		03/12/15	86,000,000	85,958,194
	a,b,c	0.25%		03/13/15	23,000,000	22,988,660
	a,b,c	0.27%		03/16/15	10,850,000	10,843,978
	a,b,c	0.26%		04/07/15	67,000,000	66,953,547
	a,b,c	0.27%		04/17/15	20,000,000	19,984,100
	a,b,c	0.26%		04/23/15	52,000,000	51,957,938

Thunder Bay Funding, LLC	a,b,c	0.22%		01/20/15	30,000,000	29,996,517
	a,b,c	0.23%		03/17/15	66,000,000	65,968,375
	a,b,c	0.23%		03/20/15	23,000,000	22,988,538
	a,b,c	0.22%		04/15/15	11,000,000	10,993,009

						3,291,864,993

Financial Company Commercial Paper 5.6%
Barclays US Funding Corp	a	0.30%		02/20/15	4,000,000	3,998,333
	a	0.30%		04/01/15	13,000,000	12,990,250

General Electric Capital Corp		0.22%		02/12/15	86,000,000	85,977,926
		0.22%		04/10/15	200,000,000	199,879,000
		0.22%		04/14/15	80,000,000	79,949,645
		0.22%		04/16/15	165,000,000	164,894,125
		0.22%		05/28/15	23,000,000	22,979,338
		0.25%		06/24/15	98,000,000	97,881,583
		0.25%		07/08/15	50,000,000	49,934,722

See financial notes 9

 Schwab Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

ING (U.S.) Funding, LLC	a	0.30%		02/23/15	8,000,000	7,996,467
	a	0.30%		06/01/15	33,000,000	32,958,475

Lloyds Bank, PLC		0.27%		04/20/15	137,000,000	136,888,003

Macquarie Bank, Ltd		0.26%		03/13/15	100,000,000	99,948,722
		0.26%		03/17/15	34,000,000	33,981,583

Nationwide Building Society		0.21%		01/05/15	60,000,000	59,998,600
		0.20%		01/15/15	35,000,000	34,997,278
		0.20%		02/09/15	20,000,000	19,995,667
		0.25%		04/02/15	73,000,000	72,953,868

Natixis SA		0.10%		01/06/15	269,000,000	268,996,264

Oversea-Chinese Banking Corp, Ltd		0.23%		04/20/15	125,000,000	124,914,844

Skandinaviska Enskilda Banken AB		0.25%		01/21/15	76,000,000	75,989,444
		0.27%		03/17/15	19,000,000	18,989,510
		0.26%		04/16/15	28,000,000	27,979,175

State Street Corp		0.30%		06/17/15	186,000,000	185,741,150

Swedbank AB		0.25%		03/25/15	98,000,000	97,943,514
		0.24%		04/17/15	65,000,000	64,955,024

United Overseas Bank, Ltd		0.25%		03/03/15	50,000,000	49,978,820
		0.25%		03/04/15	65,000,000	64,972,014

						2,198,663,344

Other Commercial Paper 1.1%
Toyota Motor Credit Corp		0.22%		05/04/15	230,000,000	229,827,117
		0.23%		05/13/15	202,000,000	201,829,646

						431,656,763

Certificates of Deposit 32.7%
Abbey National Treasury Services PLC	a	0.25%		02/11/15	22,000,000	22,000,000
	a	0.25%		02/19/15	121,000,000	121,000,000
	a	0.25%		02/25/15	44,000,000	44,000,000

Bank of Montreal		0.12%		01/02/15	791,000,000	791,000,000
		0.17%		01/21/15	50,000,000	50,000,000
		0.23%		05/11/15	135,000,000	135,000,000

Bank of the West		0.22%		02/10/15	192,000,000	192,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.13%		01/02/15	110,000,000	110,000,000
		0.25%		02/23/15	48,000,000	48,000,000
		0.30%		03/02/15	104,000,000	104,000,000
		0.30%		03/03/15	149,000,000	149,000,000
		0.25%		03/10/15	5,000,000	5,000,000
		0.30%		03/11/15	57,000,000	57,000,000
		0.30%		03/13/15	31,000,000	31,000,000
		0.30%		04/06/15	110,000,000	110,000,000
		0.25%		04/20/15	100,000,000	100,000,000

Barclays Bank PLC		0.30%		02/03/15	92,000,000	92,000,000
		0.30%		02/04/15	11,000,000	11,000,000
		0.30%		02/05/15	141,000,000	141,000,000
		0.30%		02/06/15	99,000,000	99,000,000
		0.30%		03/25/15	80,000,000	80,000,000
		0.36%		04/17/15	4,000,000	4,000,000

10 See financial notes

 Schwab Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

BNP Paribas		0.30%		06/01/15	246,000,000	246,000,000
		0.31%		06/01/15	1,000,000	1,000,000
		0.30%		06/03/15	30,000,000	30,000,000
		0.31%		06/11/15	79,000,000	79,000,000

Canadian Imperial Bank of Commerce		0.22%		01/27/15	160,000,000	160,000,000
		0.25%		06/17/15	39,000,000	39,000,000

Chase Bank USA, NA		0.35%		01/26/15	33,000,000	33,000,000

Citibank, NA		0.25%		02/12/15	51,000,000	51,000,000
		0.25%		02/25/15	87,000,000	87,000,000
		0.25%		03/11/15	8,000,000	7,999,999
		0.25%		03/26/15	143,000,000	143,000,000
		0.25%		03/27/15	120,000,000	120,000,000
		0.25%		04/01/15	187,000,000	187,000,000
		0.25%		04/15/15	34,000,000	34,000,000
		0.25%		05/04/15	157,000,000	157,000,000
		0.25%		05/15/15	85,000,000	85,000,000

Credit Agricole Corporate and Investment Bank		0.24%		01/02/15	10,000,000	10,000,000
		0.25%		01/09/15	131,000,000	131,000,000
		0.22%		02/02/15	242,000,000	242,000,000
		0.28%		04/01/15	9,000,000	9,000,000

Credit Suisse AG		0.25%		02/19/15	397,000,000	397,000,000
		0.33%		03/13/15	85,000,000	85,000,000
		0.33%		03/26/15	301,000,000	301,000,000
		0.33%		06/10/15	8,000,000	8,000,000

DNB Bank ASA		0.28%		07/13/15	208,000,000	208,000,000

HSBC Bank USA		0.24%		04/22/15	137,000,000	137,000,000
		0.25%		06/03/15	55,000,000	54,998,833

ING Bank NV		0.32%		02/02/15	204,000,000	204,000,000
		0.29%		04/01/15	129,000,000	129,000,000
		0.30%		05/11/15	15,000,000	15,000,000
		0.30%		05/12/15	205,000,000	205,000,000
		0.30%		05/21/15	100,000,000	100,000,000

JPMorgan Chase Bank, NA		0.38%		01/02/15	96,000,000	96,000,000
		0.32%		02/03/15	52,000,000	52,000,000

Lloyds Bank PLC		0.48%		03/12/15	12,000,000	12,000,000
		0.48%		03/17/15	4,000,000	4,000,000
		0.48%		03/18/15	129,000,000	129,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		01/06/15	4,000,000	4,000,000
		0.25%		01/13/15	50,000,000	50,000,000
		0.25%		01/20/15	21,000,000	21,000,000
		0.20%		01/22/15	30,000,000	30,000,000
		0.20%		02/04/15	240,000,000	240,000,000
		0.26%		02/06/15	12,000,000	12,000,000
		0.26%		02/23/15	4,000,000	4,000,000
		0.26%		02/24/15	33,000,000	33,000,000
		0.25%		03/04/15	52,000,000	52,000,000
		0.26%		04/02/15	36,000,000	36,000,000
		0.25%		04/09/15	78,000,000	78,000,000
		0.25%		05/06/15	95,000,000	95,000,000
		0.26%		06/02/15	9,000,000	9,000,000
		0.26%		06/05/15	79,000,000	79,000,000
		0.28%		06/29/15	97,000,000	97,000,000
		0.30%		07/01/15	13,000,000	13,000,000

See financial notes 11

 Schwab Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Mizuho Bank, Ltd		0.25%		01/14/15	48,000,000	48,000,000
		0.20%		02/09/15	122,000,000	122,000,000
		0.25%		02/13/15	107,000,000	107,000,000
		0.25%		02/25/15	10,000,000	10,000,000
		0.21%		03/02/15	10,000,000	10,000,000
		0.25%		03/09/15	27,000,000	27,000,000
		0.26%		03/24/15	172,000,000	172,000,000
		0.25%		05/07/15	317,000,000	317,000,000
		0.26%		06/16/15	70,000,000	70,000,000

Natixis SA		0.22%		01/14/15	122,000,000	122,000,000

Nordea Bank Finland PLC		0.22%		03/23/15	386,000,000	385,995,662

Oversea-Chinese Banking Corp, Ltd		0.18%		01/05/15	105,000,000	105,000,000
		0.23%		01/20/15	32,000,000	31,999,831
		0.23%		03/18/15	43,000,000	42,999,093
		0.22%		05/05/15	12,000,000	11,999,587
		0.23%		05/19/15	12,000,000	12,000,000

Rabobank Nederland		0.23%		01/26/15	128,000,000	128,000,000
		0.25%		06/11/15	597,000,000	597,000,000

Skandinaviska Enskilda Banken AB		0.25%		01/23/15	97,000,000	96,997,404
		0.25%		04/10/15	21,000,000	21,000,000

Societe Generale		0.23%		02/02/15	8,000,000	8,000,000
		0.22%		02/03/15	50,000,000	50,000,000
		0.23%		02/03/15	37,000,000	37,000,000

State Street Bank & Trust Company, NA		0.22%		01/21/15	135,000,000	135,000,000

Sumitomo Mitsui Banking Corp		0.12%		01/02/15	25,000,000	25,000,000
		0.25%		01/05/15	46,000,000	46,000,000
		0.25%		01/22/15	4,000,000	4,000,000
		0.25%		01/27/15	70,000,000	70,000,000
		0.25%		01/28/15	99,000,000	99,000,000
		0.25%		02/03/15	2,000,000	2,000,000
		0.25%		02/06/15	19,000,000	19,000,000
		0.37%		02/06/15	65,000,000	65,000,000
		0.37%		02/10/15	77,000,000	77,000,000
		0.30%		03/02/15	118,000,000	118,000,000
		0.30%		03/03/15	53,000,000	53,000,000
		0.25%		03/06/15	39,000,000	39,000,000
		0.30%		03/09/15	106,000,000	106,000,000
		0.30%		03/12/15	51,000,000	51,000,000
		0.25%		03/13/15	2,000,000	2,000,000
		0.25%		03/20/15	21,000,000	21,000,000
		0.25%		04/01/15	7,000,000	7,000,000
		0.25%		04/14/15	18,000,000	18,000,000
		0.25%		04/15/15	8,000,000	8,000,000
		0.25%		05/14/15	105,000,000	105,000,000
		0.26%		06/08/15	84,000,000	84,000,000
		0.30%		06/09/15	153,000,000	153,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.20%		01/05/15	14,000,000	14,000,000
		0.20%		01/14/15	121,000,000	121,000,000
		0.20%		01/21/15	50,000,000	50,000,000
		0.20%		01/27/15	78,000,000	78,000,000
		0.20%		01/30/15	17,000,000	17,000,000
		0.26%		03/30/15	17,000,000	17,000,000

Swedbank AB		0.26%		06/01/15	30,000,000	30,000,000

12 See financial notes

 Schwab Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Toronto-Dominion Bank		0.09%		01/02/15	163,000,000	163,000,000
		0.08%		01/06/15	233,000,000	233,000,000
		0.22%		01/23/15	313,000,000	313,000,000
		0.29%		06/16/15	272,000,000	272,000,000

UBS AG		0.25%		02/17/15	183,000,000	183,000,000
		0.25%		04/02/15	5,000,000	5,000,000
		0.25%		04/07/15	180,000,000	180,000,000

						12,853,990,409

Government Agency Debt 0.3%
Federal Home Loan Bank		0.09%		01/02/15	100,000,000	99,999,750
		0.07%		01/28/15	13,000,000	12,999,317
		0.08%		01/30/15	22,250,000	22,248,656

						135,247,723

Other Instruments 6.0%
Australia & New Zealand Banking Group, Ltd		0.07%		01/02/15	150,000,000	150,000,000
		0.12%		01/02/15	73,000,000	73,000,000
		0.12%		01/05/15	225,000,000	225,000,000

Canadian Imperial Bank of Commerce		0.04%		01/02/15	213,000,000	213,000,000

Citibank, NA		0.11%		01/06/15	18,000,000	18,000,000

National Australia Bank, Ltd		0.05%		01/02/15	497,000,000	497,000,000

National Bank of Canada		0.09%		01/05/15	390,000,000	390,000,000

Svenska Handelsbanken AB		0.04%		01/02/15	785,000,000	785,000,000

						2,351,000,000

Other Notes 2.7%
Bank of America, NA		0.25%		01/05/15	145,000,000	145,000,000
		0.25%		01/09/15	118,000,000	118,000,000
		0.25%		01/26/15	21,000,000	21,000,000
		0.25%		02/02/15	90,000,000	90,000,000
		0.25%		02/17/15	58,000,000	58,000,000
		0.25%		04/17/15	54,000,000	54,000,000
		0.25%		04/22/15	50,000,000	50,000,000
		0.24%		05/01/15	75,000,000	75,000,000
		0.25%		06/04/15	69,000,000	69,000,000
		0.25%		06/15/15	66,000,000	66,000,000
		0.28%		06/18/15	310,000,000	310,000,000

						1,056,000,000

Total Fixed-Rate Obligations
(Cost $22,318,423,232)						22,318,423,232

Variable-Rate Obligations 18.3% of net assets

Financial Company Commercial Paper 1.6%
Australia & New Zealand Banking Group, Ltd		0.25%	01/12/15	11/10/15	187,000,000	187,000,000

Commonwealth Bank of Australia	c	0.23%		01/09/15	100,000,000	100,000,000
		0.24%	01/08/15	07/02/15	111,500,000	111,500,000
	c	0.26%	01/29/15	10/29/15	17,000,000	16,998,729

Westpac Banking Corp	c	0.23%	01/20/15	02/19/15	30,000,000	30,000,000

See financial notes 13

 Schwab Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	c	0.24%	01/12/15	06/12/15	84,000,000	84,000,000
	c	0.25%	01/27/15	07/27/15	110,000,000	110,000,000

						639,498,729

Certificates of Deposit 11.2%
Abbey National Treasury Services PLC	a	0.31%	01/05/15	02/04/15	198,000,000	198,000,000

Bank of Nova Scotia		0.23%	01/09/15	06/09/15	171,000,000	171,000,000

Commonwealth Bank of Australia		0.23%		01/23/15	325,000,000	325,000,000
		0.24%	01/05/15	03/04/15	80,000,000	80,000,000
		0.24%	01/20/15	06/19/15	100,000,000	100,000,000
		0.24%	01/09/15	10/09/15	36,000,000	36,000,000

JPMorgan Chase Bank, NA		0.31%	01/22/15	10/22/15	100,000,000	100,000,000
		0.30%	01/23/15	10/23/15	170,000,000	170,000,000
		0.30%	01/08/15	12/08/15	273,000,000	273,000,000

Rabobank Nederland		0.23%	01/07/15	05/07/15	114,000,000	114,000,000

Royal Bank of Canada		0.24%	01/05/15	03/04/15	175,000,000	175,000,000
		0.27%	01/12/15	12/10/15	120,000,000	120,000,000

State Street Bank & Trust Company, NA		0.23%	01/13/15	04/13/15	247,000,000	247,000,000

Toronto-Dominion Bank		0.23%	01/16/15	06/16/15	26,000,000	26,000,000
		0.23%	01/20/15	06/17/15	230,000,000	230,000,000
		0.24%	01/21/15	07/21/15	160,000,000	160,000,000
		0.25%	01/14/15	10/14/15	60,000,000	60,000,000
		0.25%	01/20/15	10/19/15	115,000,000	115,000,000

Wells Fargo Bank, NA		0.23%		01/09/15	75,000,000	75,000,000
		0.23%		01/14/15	196,000,000	196,000,000
		0.23%	01/07/15	04/07/15	27,000,000	27,000,000
		0.22%	01/02/15	05/01/15	22,000,000	22,000,000
		0.25%	01/20/15	05/20/15	226,000,000	226,000,000
		0.26%	01/27/15	08/27/15	74,000,000	74,000,000
		0.26%	01/20/15	11/18/15	135,000,000	135,000,000
		0.27%	01/21/15	11/23/15	224,000,000	224,000,000
		0.27%	01/26/15	11/25/15	173,000,000	173,000,000

Westpac Banking Corp		0.24%	01/27/15	03/27/15	77,000,000	77,000,000
		0.24%	01/12/15	05/11/15	71,000,000	71,000,000
		0.25%	01/20/15	08/19/15	100,000,000	100,000,000
		0.26%	01/26/15	08/25/15	226,000,000	226,000,000
		0.26%	01/23/15	10/23/15	85,000,000	85,000,000

						4,411,000,000

Treasury Debt 1.1%
United States Treasury Department		0.09%	01/02/15	01/31/16	264,000,000	263,966,143
		0.11%	01/02/15	07/31/16	170,000,000	170,000,000

						433,966,143

Variable Rate Demand Notes 0.2%
3925 Seaport Associates
Variable Rate Demand Bonds Series 2013	a	0.16%		01/07/15	6,500,000	6,500,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.16%		01/07/15	4,055,000	4,055,000

14 See financial notes

 Schwab Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Illinois Regional Transportation Auth
General Obligation Working Cash Notes Series 2014A1	a,c	0.11%		01/02/15	10,755,000	10,755,000

New York State HFA
Housing RB (2180 Broadway) Series 2011B	a	0.07%		01/07/15	5,450,000	5,450,000

Smithsonian Institution
Taxable Bonds Series 2013B	a	0.07%		01/07/15	27,500,000	27,500,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		01/07/15	3,000,000	3,000,000

						57,260,000

Other Notes 4.2%
Bank of America, NA		0.36%	01/05/15	03/05/15	104,000,000	104,000,000

Canadian Imperial Bank of Commerce		0.28%	01/12/15	09/04/15	312,000,000	312,000,000

JP Morgan Chase & Co		0.68%	01/23/15	04/23/15	50,000,000	50,053,801

JPMorgan Chase Bank, NA		0.36%	03/09/15	11/06/15	50,000,000	50,025,750
		0.38%	01/20/15	01/15/16	110,000,000	110,000,000
		0.35%	01/22/15	01/22/16	95,000,000	95,000,000

Royal Bank of Canada		0.33%	01/02/15	12/31/15	125,000,000	125,000,000
		0.35%	01/05/15	01/04/16	243,000,000	243,000,000
	c	0.32%	01/07/15	01/07/16	75,000,000	75,000,000

Wells Fargo Bank, NA		0.33%	03/16/15	01/15/16	100,000,000	100,000,000
		0.39%	03/23/15	01/22/16	275,000,000	275,000,000

Westpac Banking Corp	c	0.53%	01/28/15	07/28/15	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,447,560	2,447,560

						1,641,527,111

Total Variable-Rate Obligations
(Cost $7,183,251,983)						7,183,251,983

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 25.0% of net assets

Government Agency Repurchase Agreements* 2.5%
Bank of Nova Scotia
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $79,310,001, 4.50%, due 09/01/44)		0.10%		01/02/15	77,000,428	77,000,000

BNP Paribas Securities Corp
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $234,840,000, 1.63% - 8.50%, due 06/01/17 - 08/01/51)		0.06%		01/02/15	228,000,760	228,000,000

Goldman Sachs & Co
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $78,541,446, 0.11%, due 05/20/15)		0.08%		01/02/15	77,000,342	77,000,000

See financial notes 15

 Schwab Cash Reserves

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 12/29/14, repurchase date 01/05/15 (Collateralized by U.S. Government Agency Securities valued at $131,580,000, 1.62% - 6.50%, due 11/01/19 - 12/01/44)		0.07%		01/05/15	129,001,756	129,000,000
Issued 12/31/14, repurchase date 01/07/15 (Collateralized by U.S. Government Agency Securities valued at $102,000,000, 2.00% - 6.75%, due 01/01/17 - 08/01/47)		0.08%		01/07/15	100,001,556	100,000,000

JP Morgan Securities, LLC
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $104,030,001, 2.00% - 4.50%, due 07/01/26 - 05/15/43)		0.10%		01/02/15	101,000,561	101,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $71,070,001, 2.51% - 4.57%, due 03/20/62 - 11/20/64)		0.08%		01/02/15	69,000,307	69,000,000
Issued 12/29/14, repurchase date 01/05/15 (Collateralized by U.S. Government Agency Securities valued at $103,000,001, 4.46% - 4.72%, due 04/20/61 - 07/20/62)		0.05%		01/05/15	100,000,972	100,000,000

Mizuho Securities USA, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $85,490,001, 2.50% - 3.50%, due 01/25/42 - 09/25/42)		0.08%		01/02/15	83,000,369	83,000,000

Morgan Stanley & Co. LLC
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Government Agency Securities valued at $17,340,000, 2.36% - 3.68%, due 06/01/31 - 07/01/40)		0.08%		01/02/15	17,000,076	17,000,000

						981,000,000

Treasury Repurchase Agreements 18.5%
Barclays Capital, Inc
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $552,271, 0.88%, due 04/30/17)		0.05%		01/02/15	541,363	541,361

Federal Reserve Bank of New York
Issued 12/31/14, repurchase date 01/02/15 (Collateralized by U.S. Treasury Securities valued at $2,302,006,456, 2.00%, due 02/15/22)		0.05%		01/02/15	2,302,006,394	2,302,000,000
Issued 12/15/14, repurchase date 01/05/15 (Collateralized by U.S. Treasury Securities valued at $1,334,470,904, 1.38% - 4.50%, due 08/15/18 - 05/15/38)		0.07%		01/05/15	1,331,054,349	1,331,000,000
Issued 12/22/14, repurchase date 01/05/15 (Collateralized by U.S. Treasury Securities valued at $932,239,717, 1.63% - 4.50%, due 08/15/18 - 05/15/38)		0.10%		01/05/15	930,036,167	930,000,000
Issued 12/29/14, repurchase date 01/05/15 (Collateralized by U.S. Treasury Securities valued at $2,212,036,611, 1.38%, due 09/30/18)		0.10%		01/05/15	2,206,042,894	2,206,000,000

JP Morgan Securities, LLC
Issued 12/12/14, repurchase date 01/15/15 (Collateralized by U.S. Treasury Securities valued at $360,077,105, 0.63% - 2.63%, due 04/30/18 - 05/15/22)		0.09%		01/07/15	353,022,945	353,000,000
Issued 12/12/14, repurchase date 01/22/15 (Collateralized by U.S. Treasury Securities valued at $156,067,487, 0.63% - 2.25%, due 04/30/18 - 04/30/21)		0.09%		01/07/15	153,009,945	153,000,000

						7,275,541,361

16 See financial notes

 Schwab Cash Reserves

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Repurchase Agreements** 4.0%
BNP Paribas Securities Corp
Issued 12/02/14, repurchase date 02/09/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $31,500,000, 4.88% - 6.75%, due 03/16/15 - 10/01/37)		0.26%		01/07/15	30,007,800	30,000,000
Issued 11/19/14, repurchase date 02/17/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $131,100,001, 0.38% - 11.00%, due 10/15/17 - 12/25/42)		0.46%		01/07/15	114,071,377	114,000,000

Credit Suisse Securities (USA), LLC
Issued 10/21/14, repurchase date 02/03/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $205,851,293, 0.00% - 6.11%, due 05/25/18 - 01/15/49)	d	0.65%		02/03/15	179,339,354	179,000,000
Issued 10/27/14, repurchase date 02/09/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $78,201,651, 0.29% - 0.55%, due 10/25/36 - 05/25/47)	d	0.65%		02/09/15	68,128,917	68,000,000
Issued 10/28/14, repurchase date 02/10/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $135,701,140, 0.33% - 9.16%, due 04/25/18 - 07/25/46)	d	0.65%		02/10/15	118,223,708	118,000,000
Issued 11/04/14, repurchase date 02/17/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $119,601,938, 1.49% - 6.25%, due 10/20/27 - 09/15/45)	d	0.65%		02/17/15	104,197,167	104,000,000
Issued 12/19/14, repurchase date 04/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $27,600,314, 5.80%, due 08/10/45)	d	0.65%		04/02/15	24,045,067	24,000,000

JP Morgan Securities, LLC
Issued 12/04/14, repurchase date 06/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $314,093,633, 0.00% - 8.88%, due 11/15/15 - 06/25/58)	d	0.61%		03/31/15	273,541,223	273,000,000
Issued 12/17/14, repurchase date 06/15/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $271,464,383, 0.61% - 9.46%, due 07/15/15 - 10/12/52)	d	0.61%		03/31/15	236,415,884	236,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 11/07/14, repurchase date 02/06/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $472,650,001, 0.00% - 11.50%, due 06/01/16 - 12/31/99)	d	0.55%		02/04/15	411,558,846	411,000,000

						1,557,000,000

Total Repurchase Agreements
(Cost $9,813,541,361)						9,813,541,361

End of Investments.

See financial notes 17

 Schwab Cash Reserves

Portfolio Holdings continued

At 12/31/14, the tax basis cost of the fund’s investments was $39,315,216,576.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,550,796,207 or 9.0% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $1,415,447,560 or 3.6% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
HFA —	Housing finance agency/authority
RB —	Revenue bond

At December 31, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

18 See financial notes

 Schwab Cash Reserves

Statement of
Assets and Liabilities
As of December 31, 2014

Assets

Investments, at cost and value		$29,501,675,215
Repurchase agreements, at cost and value	+	9,813,541,361

Total investments, at cost and value (Note 2a)		39,315,216,576
Receivables:
Interest		12,815,059
Prepaid expenses	+	289,993

Total assets		39,328,321,628

Liabilities

Payables:
Shareholder service fees		1,501,381
Distributions to shareholders		28,144
Accrued expenses	+	420,522

Total liabilities		1,950,047

Net Assets

Total assets		39,328,321,628
Total liabilities	−	1,950,047

Net assets		$39,326,371,581

Net Assets by Source
Capital received from investors		39,327,938,818
Net realized capital losses		(1,567,237)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$39,326,371,581		39,326,259,377		$1.00

See financial notes 19

 Schwab Cash Reserves

Statement of
Operations
For the period January 1, 2014 through December 31, 2014

Investment Income

Interest		$85,830,966

Expenses

Investment adviser and administrator fees		112,322,703
Shareholder service fees		154,107,705
Custodian fees		1,145,888
Portfolio accounting fees		870,855
Shareholder reports		764,836
Registration fees		524,724
Professional fees		145,394
Independent trustees’ fees		131,962
Transfer agent fees		24,285
Interest expense		2
Other expenses	+	697,868

Total expenses		270,736,222
Expense reduction by CSIM and its affiliates	−	208,178,810

Net expenses	−	62,557,412

Net investment income		23,273,554

Realized Gains (Losses)

Net realized gains on investments		49,577

Increase in net assets resulting from operations		$23,323,131

20 See financial notes

 Schwab Cash Reserves

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/14-12/31/14			1/1/13-12/31/13
Net investment income		$23,273,554	$21,629,641
Net realized gains	+	49,577	548

Increase in net assets from operations		23,323,131	21,630,189

Distributions to Shareholders

Distributions from net investment income		(23,273,554)	(21,629,641)

Transactions in Fund Shares*

Shares sold		81,437,150,821	83,819,133,307
Shares reinvested		23,085,924	21,367,640
Shares redeemed	+	(81,586,206,958)	(81,886,539,959)

Net transactions in fund shares		(125,970,213)	1,953,960,988

Net Assets

Beginning of period		39,452,292,217	37,498,330,681
Total increase or decrease	+	(125,920,636)	1,953,961,536

End of period		$39,326,371,581	$39,452,292,217

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 21

 Schwab Cash Reserves

Financial Notes

1. Business Structure of the Fund:

Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Cash Reserves	Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund

Schwab Cash Reserves offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

22

 Schwab Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of December 31, 2014, the fund had investments in repurchase agreements with a gross value of $9,813,541,361 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

 23

 Schwab Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

24

 Schwab Cash Reserves

Financial Notes (continued)

3. Risk Factors (continued):

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

 25

 Schwab Cash Reserves

Financial Notes (continued)

3. Risk Factors (continued):

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — an indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

26

 Schwab Cash Reserves

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.66%.

In addition, effective January 1, 2014 through December 31, 2014, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets.

During the period ended December 31, 2014, the fund waived $208,178,810 in expenses of which $29,956,207 was waived in accordance with the contractual expense limitation agreement noted above and the remainder to maintain a positive net yield as noted below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreement noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of December 31, 2014, the balance of recoupable waivers is as follows:

Expiration Date
December 31, 2015	December 31, 2016	December 31, 2017	Total

$137,461,313	$158,103,718	$178,222,603	$473,787,634

As of December 31, 2014, the fund had recoupable waivers expire in the amount of $138,970,477.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

As of December 31, 2014, the fund had no undistributed earnings on a tax basis.

 27

 Schwab Cash Reserves

Financial Notes (continued)

7. Federal Income Taxes (continued):

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax $1,567,237 available to offset future net capital gains before the expiration date of December 31, 2017.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the fund had no capital losses deferred and had $49,577 capital loss carryforwards utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$23,273,554

Prior period distributions
Ordinary income	$21,629,641

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2014, no such reclassifications were required.

As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

8. Recent Regulatory Development:

On July 23, 2014 the SEC passed new amendments to the rules governing money market funds. The new amendments have mandatory compliance dates, which are staggered over the next two years. Management is currently evaluating the impact of the new amendments and their impact to the fund’s future financial statements and related disclosures.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

28

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Cash Reserves (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2015

 29

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	74	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	74	Director, KLA-Tencor Corporation (2008 – present)

Charles A. Ruffel 1956 Trustee (Trustee of The Charles Schwab Family of Funds since 2015.)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

30

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

 31

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

32

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

 33

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.csimfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

34

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2014 Schwab Funds. All rights reserved.

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31381-10
00132609

Item 2:	Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that Mariann Byerwalter and Kiran Patel, each currently serving on its audit committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Ms. Byerwalter and Mr. Patel as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b)Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2014	Fiscal Year 2013	Fiscal Year 2014	Fiscal Year 2013	Fiscal Year 2014	Fiscal Year 2013	Fiscal Year 2014	Fiscal Year 2013
$462,182	$442,974	$0	$33,857	$37,488	$38,675	$4,113	$5,592

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

[2]	The nature of the services includes tax compliance, tax advice and tax planning.

[3]	The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.
(e) (1)	Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)	There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2014: $41,601	2013: $78,124
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.
     Not applicable.

Item 6:	Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
     Not applicable.

Item 11:	Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.
(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) The Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 02/10/2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 02/10/2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: 02/10/2015